UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—December 31, 2021

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2021
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, returns for the Vanguard Tax-Managed Funds ranged from 13.10% for Vanguard Tax-Managed Balanced Fund to 27.11% for Institutional Shares of Vanguard Tax-Managed Small Cap Fund.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started rolling out shortly after the period began, helping some of the hardest-hit sectors such as hospitality, leisure, and travel, and more workers returned to the labor force. U.S. stocks performed strongly even with the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	Growth stocks outperformed value stocks for the 12 months, while large-capitalization stocks led mid- and small-caps. The broad U.S. stock market, as measured by the CRSP US Total Market Index, returned 25.72%.
•	The municipal bond market, as measured by the Bloomberg 1–15 Year Municipal Bond Index, returned 0.86%. Municipal bonds make up about half the Tax-Managed Balanced Fund’s assets.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,051.50	$0.47
Tax-Managed Capital Appreciation Fund
Admiral™ Shares	$1,000.00	$1,102.60	$0.48
Institutional Shares	1,000.00	1,102.80	0.32
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,028.50	$0.46
Institutional Shares	1,000.00	1,028.70	0.31
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.75	$0.46
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Tax-Managed Balanced Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Balanced Fund	13.10%	10.92%	9.75%	$25,344
Tax-Managed Balanced Composite Index	13.19	11.25	9.96	25,852
Bloomberg Municipal Bond Index	1.52	4.17	3.72	14,414
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Tax-Managed Balanced Composite Index: 50% Russell 1000 Index and 50% Bloomberg 1–15 Year Municipal Bond Index.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund
Fund Allocation
As of December 31, 2021
Investment Exposure
Basic Materials	0.6%
Consumer Discretionary	7.9
Consumer Staples	2.4
Energy	1.3
Financials	5.0
Health Care	5.9
Industrials	6.3
Other	0.6
Real Estate	1.5
Technology	14.2
Telecommunications	1.3
Utilities	1.3
Tax-Exempt Municipal Bonds	51.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Balanced Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (48.1%)
Basic Materials (0.6%)
	Ecolab Inc.	30,866	7,241
	Freeport-McMoRan Inc.	141,389	5,900
	Air Products and Chemicals Inc.	19,099	5,811
	Newmont Corp.	79,841	4,952
	Alcoa Corp.	70,034	4,173
	Element Solutions Inc.	128,571	3,122
	Celanese Corp.	14,628	2,458
	Albemarle Corp.	10,400	2,431
	Dow Inc.	36,222	2,055
	Fastenal Co.	21,246	1,361
	Nucor Corp.	11,200	1,278
	International Flavors & Fragrances Inc.	8,185	1,233
	CF Industries Holdings Inc.	16,859	1,193
	Reliance Steel & Aluminum Co.	6,900	1,119
	FMC Corp.	9,098	1,000
	Avery Dennison Corp.	4,600	996
	Huntsman Corp.	27,900	973
	Westlake Chemical Corp.	9,894	961
	Eastman Chemical Co.	7,819	945
	Scotts Miracle-Gro Co.	4,442	715
	Mosaic Co.	18,068	710
	Ashland Global Holdings Inc.	6,198	667
	Valvoline Inc.	17,015	635
	LyondellBasell Industries NV Class A	5,638	520
	Royal Gold Inc.	3,900	410
	Timken Co.	5,841	405
	NewMarket Corp.	890	305
	Steel Dynamics Inc.	4,100	255
			53,824
Consumer Discretionary (7.9%)
*	Amazon.com Inc.	41,024	136,788
*	Tesla Inc.	74,615	78,852
	Home Depot Inc.	104,969	43,563
*	Walt Disney Co.	178,123	27,589
		Shares	Market Value• ($000)
	Costco Wholesale Corp.	46,842	26,592
*	Netflix Inc.	42,251	25,454
	NIKE Inc. Class B	135,111	22,519
	Walmart Inc.	136,623	19,768
	Lowe's Cos. Inc.	76,412	19,751
	McDonald's Corp.	62,436	16,737
	Starbucks Corp.	113,970	13,331
	Estee Lauder Cos. Inc. Class A	33,569	12,427
	Target Corp.	41,325	9,564
*	Booking Holdings Inc.	3,778	9,064
	TJX Cos. Inc.	106,628	8,095
*	O'Reilly Automotive Inc.	9,503	6,711
*	Lululemon Athletica Inc.	15,881	6,217
	Dollar General Corp.	25,991	6,129
*	General Motors Co.	100,001	5,863
*	Chipotle Mexican Grill Inc.	3,292	5,755
*	AutoZone Inc.	2,594	5,438
*	Copart Inc.	35,413	5,369
*	Uber Technologies Inc.	118,604	4,973
*	Aptiv plc	29,624	4,886
*	Under Armour Inc. Class A	225,100	4,770
*	Hilton Worldwide Holdings Inc.	30,445	4,749
	eBay Inc.	70,733	4,704
	Activision Blizzard Inc.	69,615	4,631
*	Marriott International Inc. Class A	27,645	4,568
	Lennar Corp. Class A	39,160	4,549
	Yum! Brands Inc.	31,728	4,406
	Ford Motor Co.	198,400	4,121
	DR Horton Inc.	37,302	4,045
	Ross Stores Inc.	35,144	4,016
*	Dollar Tree Inc.	27,452	3,858
*	Capri Holdings Ltd.	59,100	3,836
*	CarMax Inc.	26,265	3,421
*	NVR Inc.	569	3,362
*	Spotify Technology SA	13,409	3,138
	Electronic Arts Inc.	23,473	3,096
*	Trade Desk Inc. Class A	32,690	2,996
	Tractor Supply Co.	12,514	2,986
*	Southwest Airlines Co.	62,466	2,676

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Live Nation Entertainment Inc.	22,245	2,663
	Advance Auto Parts Inc.	10,965	2,630
	MGM Resorts International	57,046	2,560
*	Ulta Beauty Inc.	5,996	2,472
*	Etsy Inc.	10,995	2,407
	Domino's Pizza Inc.	4,261	2,405
	Best Buy Co. Inc.	21,906	2,226
*	Burlington Stores Inc.	7,603	2,216
	LKQ Corp.	36,460	2,189
	AMERCO	2,887	2,097
*	Delta Air Lines Inc.	52,100	2,036
*	Expedia Group Inc.	11,209	2,026
	ViacomCBS Inc. Class B	65,073	1,964
	VF Corp.	26,400	1,933
	Lear Corp.	10,522	1,925
*	AutoNation Inc.	16,312	1,906
*	Norwegian Cruise Line Holdings Ltd.	88,700	1,840
*	Floor & Decor Holdings Inc. Class A	13,773	1,791
	Yum China Holdings Inc.	35,756	1,782
	Tempur Sealy International Inc.	37,140	1,747
*	Wayfair Inc. Class A	9,168	1,742
	Toll Brothers Inc.	22,801	1,651
*	United Airlines Holdings Inc.	37,444	1,639
*	Under Armour Inc. Class C	89,592	1,616
*	Chegg Inc.	51,200	1,572
	PVH Corp.	14,290	1,524
*	JetBlue Airways Corp.	104,908	1,494
*	Take-Two Interactive Software Inc.	8,365	1,487
	PulteGroup Inc.	25,300	1,446
	Service Corp. International	19,876	1,411
*	Lyft Inc. Class A	32,900	1,406
	Sirius XM Holdings Inc.	219,780	1,396
	News Corp. Class A	62,267	1,389
	Gentex Corp.	39,660	1,382
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,377
*	Skechers USA Inc. Class A	28,459	1,235
	Garmin Ltd.	8,970	1,221
	Williams-Sonoma Inc.	7,089	1,199
*	Rivian Automotive Inc. Class A	11,497	1,192
*	Discovery Inc. Class C	50,858	1,165
*	American Airlines Group Inc.	61,900	1,112
*	Carnival Corp.	54,600	1,099
*	Five Below Inc.	5,244	1,085
*	Penn National Gaming Inc.	20,700	1,073
	Thor Industries Inc.	9,533	989
		Shares	Market Value• ($000)
	Dick's Sporting Goods Inc.	8,512	979
*	Carvana Co.	4,031	934
*	Peloton Interactive Inc. Class A	26,036	931
*	IAA Inc.	17,878	905
*	GameStop Corp. Class A	5,700	846
	Harley-Davidson Inc.	22,100	833
	Rollins Inc.	23,436	802
	BorgWarner Inc.	17,234	777
	Whirlpool Corp.	3,182	747
*	Terminix Global Holdings Inc.	16,325	738
*	Planet Fitness Inc. Class A	8,000	725
*	DraftKings Inc. Class A	26,000	714
	Qurate Retail Inc. Class A	91,418	695
*	Las Vegas Sands Corp.	18,100	681
*	Royal Caribbean Cruises Ltd.	8,832	679
	Pool Corp.	1,184	670
*	Frontdoor Inc.	17,660	647
*	Liberty Media Corp.-Liberty SiriusXM Class A	12,657	644
*	QuantumScape Corp. Class A	27,500	610
	Wendy's Co.	24,919	594
*	Wynn Resorts Ltd.	6,599	561
	Lennar Corp. Class B	5,464	522
*	Sabre Corp.	59,600	512
*	TripAdvisor Inc.	17,991	490
	Aramark	13,199	486
*	Madison Square Garden Sports Corp.	2,748	477
	New York Times Co. Class A	8,914	431
	Vail Resorts Inc.	1,300	426
	Fox Corp. Class B	12,100	415
*	Zynga Inc. Class A	64,300	412
*	Bright Horizons Family Solutions Inc.	3,166	399
	Ralph Lauren Corp.	3,073	365
*	Mattel Inc.	15,775	340
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	330
*	Hyatt Hotels Corp. Class A	3,344	321
*	Grand Canyon Education Inc.	3,737	320
*	Figs Inc. Class A	8,500	234
	Foot Locker Inc.	3,866	169
	Columbia Sportswear Co.	1,683	164
	Hasbro Inc.	1,600	163
	Darden Restaurants Inc.	880	133
	Nexstar Media Group Inc. Class A	800	121
*	Copa Holdings SA Class A	1,462	121
	Hanesbrands Inc.	6,700	112

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Wyndham Hotels & Resorts Inc.	1,038	93
	Choice Hotels International Inc.	444	69
			695,417
Consumer Staples (2.3%)
	Procter & Gamble Co.	240,351	39,317
	PepsiCo Inc.	132,297	22,981
	Coca-Cola Co.	344,600	20,404
	CVS Health Corp.	117,445	12,116
	Mondelez International Inc. Class A	148,388	9,840
	Kroger Co.	146,534	6,632
*	Monster Beverage Corp.	65,123	6,254
	Kellogg Co.	92,701	5,972
	Philip Morris International Inc.	58,903	5,596
	Colgate-Palmolive Co.	59,637	5,089
	Constellation Brands Inc. Class A	18,326	4,599
	Kimberly-Clark Corp.	28,821	4,119
	McKesson Corp.	15,695	3,901
	Church & Dwight Co. Inc.	35,278	3,616
	Corteva Inc.	75,255	3,558
	McCormick & Co. Inc. (Non-Voting)	36,470	3,523
	Archer-Daniels-Midland Co.	51,573	3,486
	Clorox Co.	19,218	3,351
	Walgreens Boots Alliance Inc.	64,118	3,344
	General Mills Inc.	48,414	3,262
	Sysco Corp.	38,967	3,061
	Hershey Co.	14,203	2,748
	Tyson Foods Inc. Class A	30,613	2,668
	Brown-Forman Corp. Class B	30,438	2,218
*	Grocery Outlet Holding Corp.	68,800	1,946
	Lamb Weston Holdings Inc.	30,359	1,924
	AmerisourceBergen Corp.	14,106	1,875
*	Post Holdings Inc.	16,005	1,804
	Altria Group Inc.	37,080	1,757
*	Herbalife Nutrition Ltd.	40,333	1,651
	J M Smucker Co.	11,951	1,623
*	Hain Celestial Group Inc.	37,828	1,612
	Conagra Brands Inc.	38,018	1,298
	Brown-Forman Corp. Class A	18,574	1,259
	Hormel Foods Corp.	22,584	1,102
*	US Foods Holding Corp.	27,376	954
	Molson Coors Beverage Co. Class B	14,900	691
*	Freshpet Inc.	7,200	686
	Keurig Dr Pepper Inc.	18,093	667
		Shares	Market Value• ($000)
	Casey's General Stores Inc.	3,314	654
	Ingredion Inc.	6,341	613
	Kraft Heinz Co.	11,229	403
	Reynolds Consumer Products Inc.	12,100	380
	Seaboard Corp.	93	366
	Campbell Soup Co.	7,400	322
*	Darling Ingredients Inc.	2,600	180
*	Olaplex Holdings Inc.	873	25
			205,447
Energy (1.3%)
	Exxon Mobil Corp.	289,978	17,744
	Chevron Corp.	135,342	15,882
	Devon Energy Corp.	214,218	9,436
	ConocoPhillips	108,540	7,834
	Continental Resources Inc.	119,715	5,358
	Marathon Oil Corp.	225,300	3,699
	EOG Resources Inc.	41,056	3,647
	Diamondback Energy Inc.	29,914	3,226
	Cheniere Energy Inc.	31,747	3,220
	Marathon Petroleum Corp.	48,458	3,101
	Pioneer Natural Resources Co.	15,691	2,854
	Schlumberger NV	90,000	2,696
	Occidental Petroleum Corp.	88,690	2,571
	Phillips 66	31,975	2,317
	Valero Energy Corp.	28,900	2,171
*	ChampionX Corp.	99,308	2,007
	Halliburton Co.	87,730	2,006
	Coterra Energy Inc.	101,672	1,932
	Hess Corp.	25,949	1,921
*	Range Resources Corp.	99,510	1,774
	ONEOK Inc.	28,464	1,673
*	EQT Corp.	72,232	1,575
*	First Solar Inc.	17,966	1,566
	Murphy Oil Corp.	59,729	1,560
*	Plug Power Inc.	52,300	1,476
	Baker Hughes Co.	53,447	1,286
*	Enphase Energy Inc.	6,000	1,098
	Williams Cos. Inc.	36,405	948
	HollyFrontier Corp.	20,892	685
*	NOV Inc.	50,300	682
	Targa Resources Corp.	12,000	627
	APA Corp.	20,000	538
	Kinder Morgan Inc.	33,300	528
	DT Midstream Inc.	8,587	412
*	Shoals Technologies Group Inc. Class A	5,900	143
			110,193
Financials (5.0%)
*	Berkshire Hathaway Inc. Class B	191,481	57,253

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	JPMorgan Chase & Co.	287,472	45,521
	Bank of America Corp.	797,988	35,503
	Wells Fargo & Co.	299,159	14,354
	Morgan Stanley	142,641	14,002
	S&P Global Inc.	26,017	12,278
	Goldman Sachs Group Inc.	31,593	12,086
	Citigroup Inc.	188,000	11,353
	Charles Schwab Corp.	122,499	10,302
*	SVB Financial Group	14,756	10,008
	BlackRock Inc.	10,561	9,669
	Marsh & McLennan Cos. Inc.	49,821	8,660
	Aon plc Class A	27,728	8,334
	Chubb Ltd.	39,599	7,655
	PNC Financial Services Group Inc.	37,095	7,438
	Intercontinental Exchange Inc.	50,126	6,856
	Progressive Corp.	64,645	6,636
	Moody's Corp.	16,498	6,444
	Truist Financial Corp.	109,424	6,407
	MFA Financial Inc.	1,400,283	6,385
	First Republic Bank	30,426	6,283
	US Bancorp	101,700	5,713
	Sterling Bancorp	220,858	5,696
	CME Group Inc.	24,318	5,556
	MSCI Inc.	8,302	5,087
	Pinnacle Financial Partners Inc.	48,700	4,651
	Bank of New York Mellon Corp.	67,629	3,928
	Allstate Corp.	28,622	3,367
	Aflac Inc.	57,474	3,356
	MetLife Inc.	50,516	3,157
	Travelers Cos. Inc.	20,181	3,157
	Ameriprise Financial Inc.	9,883	2,981
	Blackstone Inc.	23,000	2,976
*	Arch Capital Group Ltd.	63,827	2,837
	First Citizens BancShares Inc. Class A	3,400	2,821
	Discover Financial Services	23,903	2,762
*	Brighthouse Financial Inc.	52,982	2,744
*	Markel Corp.	2,130	2,628
	Willis Towers Watson plc	11,000	2,612
	American International Group Inc.	44,900	2,553
	State Street Corp.	26,969	2,508
	T. Rowe Price Group Inc.	12,074	2,374
	Assured Guaranty Ltd.	43,927	2,205
	Fifth Third Bancorp	50,575	2,203
	Hartford Financial Services Group Inc.	31,442	2,171
	FactSet Research Systems Inc.	4,244	2,063
	Zions Bancorp NA	30,699	1,939
		Shares	Market Value• ($000)
	East West Bancorp Inc.	23,855	1,877
	Arthur J Gallagher & Co.	10,997	1,866
	Brown & Brown Inc.	26,238	1,844
	Wintrust Financial Corp.	19,700	1,789
	Raymond James Financial Inc.	17,151	1,722
	Nasdaq Inc.	8,023	1,685
	Ally Financial Inc.	35,254	1,678
	W R Berkley Corp.	19,249	1,586
	Voya Financial Inc.	22,512	1,493
*	Alleghany Corp.	2,233	1,491
*	Credit Acceptance Corp.	2,161	1,486
	Globe Life Inc.	15,679	1,469
	Regions Financial Corp.	66,902	1,458
	KeyCorp	57,018	1,319
	Reinsurance Group of America Inc.	11,595	1,270
	Broadridge Financial Solutions Inc.	6,831	1,249
	Prudential Financial Inc.	11,212	1,214
	Lincoln National Corp.	16,530	1,128
	MarketAxess Holdings Inc.	2,731	1,123
	KKR & Co. Inc.	15,000	1,118
	Citizens Financial Group Inc.	23,643	1,117
*	Athene Holding Ltd. Class A	13,120	1,093
	Cboe Global Markets Inc.	7,925	1,033
	Western Alliance Bancorp	9,230	994
	Santander Consumer USA Holdings Inc.	23,585	991
	Assurant Inc.	5,942	926
	Hanover Insurance Group Inc.	6,939	909
	Commerce Bancshares Inc.	12,959	891
	Popular Inc.	10,841	889
	Northern Trust Corp.	6,972	834
	Jefferies Financial Group Inc.	21,416	831
	Cincinnati Financial Corp.	7,091	808
	RenaissanceRe Holdings Ltd.	4,651	788
	New York Community Bancorp Inc.	60,600	740
	Everest Re Group Ltd.	2,700	740
	Signature Bank	2,248	727
	Huntington Bancshares Inc.	42,792	660
	M&T Bank Corp.	4,300	660
	Morningstar Inc.	1,882	644
	LPL Financial Holdings Inc.	4,000	640
	SEI Investments Co.	9,913	604
	MGIC Investment Corp.	35,128	507

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	White Mountains Insurance Group Ltd.	498	505
	BOK Financial Corp.	4,040	426
*	Upstart Holdings Inc.	2,800	424
	CNA Financial Corp.	8,693	383
	Interactive Brokers Group Inc. Class A	4,420	351
	Primerica Inc.	2,200	337
	Synovus Financial Corp.	6,525	312
	Equitable Holdings Inc.	9,264	304
	Bank OZK	6,200	289
	OneMain Holdings Inc.	4,339	217
	Erie Indemnity Co. Class A	872	168
	Rocket Cos. Inc. Class A	11,600	162
	Unum Group	6,127	151
	SLM Corp.	6,800	134
	American Financial Group Inc.	972	133
	Kemper Corp.	2,200	129
	First Horizon Corp.	3,430	56
	Franklin Resources Inc.	1,525	51
	Affiliated Managers Group Inc.	184	30
			439,925
Health Care (5.9%)
	UnitedHealth Group Inc.	92,396	46,396
	Johnson & Johnson	209,814	35,893
	Pfizer Inc.	508,307	30,016
	Thermo Fisher Scientific Inc.	42,487	28,349
	Abbott Laboratories	164,134	23,100
	Eli Lilly & Co.	82,098	22,677
	Danaher Corp.	65,315	21,489
	Merck & Co. Inc.	214,721	16,456
	AbbVie Inc.	121,396	16,437
*	Intuitive Surgical Inc.	37,734	13,558
	Zoetis Inc.	52,768	12,877
	Medtronic plc	122,867	12,711
	Amgen Inc.	52,569	11,826
	Anthem Inc.	23,239	10,772
	Cigna Corp.	40,282	9,250
*	Edwards Lifesciences Corp.	66,234	8,581
	Bristol-Myers Squibb Co.	134,884	8,410
	Stryker Corp.	30,849	8,250
*	IDEXX Laboratories Inc.	12,149	8,000
*	Moderna Inc.	30,403	7,722
	Gilead Sciences Inc.	99,635	7,234
	HCA Healthcare Inc.	27,941	7,179
*	IQVIA Holdings Inc.	23,471	6,622
	Humana Inc.	13,882	6,439
*	Vertex Pharmaceuticals Inc.	28,258	6,205
*	Regeneron Pharmaceuticals Inc.	8,903	5,622
*	Illumina Inc.	14,310	5,444
		Shares	Market Value• ($000)
*	Align Technology Inc.	8,178	5,374
*	Laboratory Corp. of America Holdings	16,697	5,246
	Becton Dickinson & Co.	19,412	4,882
	Agilent Technologies Inc.	29,707	4,743
*	Boston Scientific Corp.	107,673	4,574
*	Biogen Inc.	16,989	4,076
*	Dexcom Inc.	7,279	3,908
	Baxter International Inc.	42,800	3,674
*	Centene Corp.	42,874	3,533
*	Catalent Inc.	27,491	3,520
*	Charles River Laboratories International Inc.	8,059	3,036
	ResMed Inc.	11,300	2,943
	PerkinElmer Inc.	13,223	2,659
*	Acadia Healthcare Co. Inc.	43,032	2,612
	Bio-Techne Corp.	4,831	2,499
*	Bio-Rad Laboratories Inc. Class A	3,202	2,419
	Viatris Inc.	176,060	2,382
*	Teladoc Health Inc.	25,500	2,341
	Zimmer Biomet Holdings Inc.	18,070	2,296
*	Hologic Inc.	29,853	2,286
*	Veeva Systems Inc. Class A	8,933	2,282
*	Molina Healthcare Inc.	7,010	2,230
	Quest Diagnostics Inc.	12,819	2,218
	STERIS plc	8,945	2,177
*	Seagen Inc.	13,963	2,159
	Cooper Cos. Inc.	5,136	2,152
	West Pharmaceutical Services Inc.	4,202	1,971
*	DaVita Inc.	17,119	1,947
*	Exact Sciences Corp.	24,718	1,924
*	Horizon Therapeutics plc	17,602	1,897
*	ABIOMED Inc.	4,438	1,594
*	Sarepta Therapeutics Inc.	17,500	1,576
*	Envista Holdings Corp.	34,520	1,555
*	Masimo Corp.	4,949	1,449
*	Elanco Animal Health Inc.	49,626	1,408
*	Ultragenyx Pharmaceutical Inc.	16,000	1,345
*	Alnylam Pharmaceuticals Inc.	7,820	1,326
*	BioMarin Pharmaceutical Inc.	14,800	1,308
*	QIAGEN NV	23,457	1,304
	Teleflex Inc.	3,932	1,292
*	Penumbra Inc.	4,163	1,196
	Universal Health Services Inc. Class B	9,109	1,181
	DENTSPLY SIRONA Inc.	18,983	1,059
*	Quidel Corp.	7,200	972
*	Insulet Corp.	3,622	964
*	Natera Inc.	8,600	803

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Cerner Corp.	8,193	761
	Royalty Pharma plc Class A	18,300	729
*	Neurocrine Biosciences Inc.	8,264	704
	Chemed Corp.	1,300	688
	Organon & Co.	21,472	654
*	Exelixis Inc.	34,103	623
*	Novocure Ltd.	7,900	593
*	United Therapeutics Corp.	2,593	560
*	Adaptive Biotechnologies Corp.	19,500	547
	Premier Inc. Class A	12,944	533
*	Guardant Health Inc.	5,038	504
*	CureVac NV	14,600	501
*	Avantor Inc.	10,252	432
	Cardinal Health Inc.	8,345	430
*	Amedisys Inc.	2,500	405
*	10X Genomics Inc. Class A	2,300	343
*	Certara Inc.	11,900	338
*	Signify Health Inc. Class A	18,700	266
*	Oak Street Health Inc.	7,300	242
*	Integra LifeSciences Holdings Corp.	3,189	214
	Encompass Health Corp.	2,416	158
*	Tandem Diabetes Care Inc.	1,000	150
	Bruker Corp.	1,500	126
			518,308
Industrials (6.3%)
	Visa Inc. Class A	165,796	35,930
	Mastercard Inc. Class A	87,886	31,579
	Accenture plc Class A	58,776	24,366
*	PayPal Holdings Inc.	125,347	23,638
	Union Pacific Corp.	64,593	16,273
	Honeywell International Inc.	69,897	14,574
	United Parcel Service Inc. Class B	52,034	11,153
	Deere & Co.	32,002	10,973
	Capital One Financial Corp.	72,192	10,474
	American Express Co.	63,198	10,339
	Sherwin-Williams Co.	29,142	10,263
*	Boeing Co.	48,266	9,717
	Caterpillar Inc.	45,524	9,412
	3M Co.	50,985	9,056
	CSX Corp.	239,766	9,015
	Raytheon Technologies Corp.	103,888	8,941
	General Electric Co.	84,054	7,941
	Automatic Data Processing Inc.	31,334	7,726
	Lockheed Martin Corp.	21,492	7,638
*	Fiserv Inc.	71,839	7,456
		Shares	Market Value• ($000)
	Norfolk Southern Corp.	24,666	7,343
	AMETEK Inc.	46,011	6,765
	Illinois Tool Works Inc.	26,375	6,509
*	Block Inc. Class A	39,008	6,300
	IHS Markit Ltd.	44,814	5,957
	Fidelity National Information Services Inc.	51,938	5,669
	Eaton Corp. plc	31,645	5,469
*	Mettler-Toledo International Inc.	3,121	5,297
	Vulcan Materials Co.	25,110	5,212
	FedEx Corp.	19,930	5,155
	Martin Marietta Materials Inc.	10,626	4,681
	Cintas Corp.	10,373	4,597
*	Keysight Technologies Inc.	21,308	4,400
	Emerson Electric Co.	47,090	4,378
	Global Payments Inc.	32,231	4,357
	Trane Technologies plc	21,310	4,305
*	Middleby Corp.	20,834	4,099
	Carrier Global Corp.	74,958	4,066
	Northrop Grumman Corp.	10,446	4,043
*	United Rentals Inc.	12,074	4,012
*	TransDigm Group Inc.	6,285	3,999
	PPG Industries Inc.	22,949	3,957
	Rockwell Automation Inc.	10,862	3,789
	Equifax Inc.	12,823	3,754
	Ball Corp.	37,125	3,574
*	Mohawk Industries Inc.	19,372	3,529
	Fortive Corp.	45,701	3,487
	Quanta Services Inc.	30,093	3,450
	Old Dominion Freight Line Inc.	9,621	3,448
*	Zebra Technologies Corp. Class A	5,716	3,402
	Howmet Aerospace Inc.	105,166	3,347
*	Teledyne Technologies Inc.	7,464	3,261
*	Berry Global Group Inc.	43,393	3,202
	Eagle Materials Inc.	18,979	3,159
	DuPont de Nemours Inc.	38,914	3,144
	Verisk Analytics Inc.	13,447	3,076
	Xylem Inc.	25,125	3,013
	Ingersoll Rand Inc.	48,482	3,000
	Parker-Hannifin Corp.	9,302	2,959
*	Waters Corp.	7,833	2,919
	L3Harris Technologies Inc.	13,517	2,882
	Textron Inc.	36,284	2,801
*	AECOM	35,745	2,765
	General Dynamics Corp.	13,091	2,729
	Crown Holdings Inc.	23,861	2,640
	Otis Worldwide Corp.	30,224	2,632
*	Trimble Inc.	30,037	2,619
	PACCAR Inc.	28,448	2,511
	IDEX Corp.	10,462	2,472
	TransUnion	19,883	2,358

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Stanley Black & Decker Inc.	11,796	2,225
	A O Smith Corp.	25,732	2,209
	Fortune Brands Home & Security Inc.	20,487	2,190
	HEICO Corp. Class A	17,003	2,185
	Jacobs Engineering Group Inc.	15,658	2,180
	Nordson Corp.	8,492	2,168
*	Colfax Corp.	46,190	2,123
	Johnson Controls International plc	25,378	2,064
	Synchrony Financial	41,089	1,906
	Cummins Inc.	8,721	1,902
	Carlisle Cos. Inc.	7,633	1,894
	Masco Corp.	26,716	1,876
	ITT Inc.	18,189	1,859
	JB Hunt Transport Services Inc.	8,852	1,809
*	FleetCor Technologies Inc.	7,468	1,672
	Sealed Air Corp.	23,960	1,617
	Allegion plc	12,151	1,609
*	Kirby Corp.	27,000	1,604
	Dover Corp.	8,810	1,600
	AGCO Corp.	13,710	1,591
	Lennox International Inc.	4,681	1,518
	Oshkosh Corp.	12,558	1,415
	WW Grainger Inc.	2,682	1,390
*	Sensata Technologies Holding plc	22,433	1,384
	MKS Instruments Inc.	7,915	1,379
	Valmont Industries Inc.	5,396	1,352
	Toro Co.	13,011	1,300
*	StoneCo Ltd. Class A	75,500	1,273
	Paychex Inc.	9,200	1,256
	Owens Corning	13,342	1,207
	Huntington Ingalls Industries Inc.	6,396	1,194
	Cognex Corp.	14,825	1,153
*	Paysafe Ltd.	294,600	1,152
	Landstar System Inc.	6,235	1,116
*	GXO Logistics Inc.	11,342	1,030
	Packaging Corp. of America	7,444	1,014
*	XPO Logistics Inc.	11,342	878
	Knight-Swift Transportation Holdings Inc. Class A	14,300	871
	RPM International Inc.	8,489	857
	Silgan Holdings Inc.	18,967	813
	Armstrong World Industries Inc.	6,812	791
	Regal Rexnord Corp.	4,625	787
	Expeditors International of Washington Inc.	5,586	750
	Pentair plc	10,087	737
	Donaldson Co. Inc.	12,229	725
		Shares	Market Value• ($000)
	Air Lease Corp. Class A	15,591	690
*	Coherent Inc.	2,590	690
	AptarGroup Inc.	5,600	686
	BWX Technologies Inc.	14,202	680
*	Gates Industrial Corp. plc	42,069	669
*	WESCO International Inc.	4,845	638
*	Fair Isaac Corp.	1,440	625
*	Bill.com Holdings Inc.	2,500	623
	Booz Allen Hamilton Holding Corp.	6,943	589
	Genpact Ltd.	11,065	587
	CH Robinson Worldwide Inc.	5,311	572
	Robert Half International Inc.	5,000	558
	Jack Henry & Associates Inc.	3,232	540
	Spirit AeroSystems Holdings Inc. Class A	12,300	530
	Littelfuse Inc.	1,673	526
	Lincoln Electric Holdings Inc.	3,765	525
*	Shift4 Payments Inc. Class A	7,900	458
	Snap-on Inc.	2,097	452
*	WEX Inc.	3,040	427
*	Axalta Coating Systems Ltd.	12,120	401
	Graco Inc.	4,912	396
	nVent Electric plc	10,087	383
*	TuSimple Holdings Inc. Class A	10,400	373
	Vontier Corp.	12,079	371
	Brunswick Corp.	3,628	365
	Schneider National Inc. Class B	13,062	352
	Flowserve Corp.	10,413	319
	Graphic Packaging Holding Co.	15,800	308
	MDU Resources Group Inc.	9,950	307
*	Paylocity Holding Corp.	1,300	307
	Curtiss-Wright Corp.	2,100	291
*	Euronet Worldwide Inc.	2,192	261
	ADT Inc.	28,622	241
	ManpowerGroup Inc.	2,450	238
	Hubbell Inc. Class B	1,100	229
	HEICO Corp.	1,087	157
	Alliance Data Systems Corp.	1,600	107
*	Legalzoom.com Inc.	6,500	104
*	Loyalty Ventures Inc.	640	19
			555,175
Other (0.6%)
[1]	Vanguard Tax-Exempt Bond Index ETF	1,019,049	55,956

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
Real Estate (1.5%)
	Prologis Inc.	84,344	14,200
	American Tower Corp.	42,619	12,466
	Crown Castle International Corp.	41,238	8,608
	SBA Communications Corp.	21,594	8,400
	Equinix Inc.	9,349	7,908
	Public Storage	12,156	4,553
	Digital Realty Trust Inc.	24,538	4,340
*	CBRE Group Inc. Class A	38,001	4,123
	Iron Mountain Inc.	73,597	3,851
	American Homes 4 Rent Class A	76,425	3,333
*	CoStar Group Inc.	38,690	3,058
	Extra Space Storage Inc.	13,300	3,016
*	Jones Lang LaSalle Inc.	10,212	2,751
	Equity Residential	30,250	2,738
	Simon Property Group Inc.	17,000	2,716
	AvalonBay Communities Inc.	9,828	2,482
	Welltower Inc.	26,763	2,295
*	Howard Hughes Corp.	22,500	2,290
	Weyerhaeuser Co.	54,846	2,259
	Mid-America Apartment Communities Inc.	9,294	2,132
	Essex Property Trust Inc.	5,973	2,104
	Equity LifeStyle Properties Inc.	22,346	1,959
	Camden Property Trust	10,700	1,912
*	Host Hotels & Resorts Inc.	109,599	1,906
	Alexandria Real Estate Equities Inc.	8,330	1,857
*	Zillow Group Inc. Class C	27,791	1,774
	Duke Realty Corp.	26,790	1,758
	SL Green Realty Corp.	23,751	1,703
*	Park Hotels & Resorts Inc.	90,100	1,701
	Americold Realty Trust	49,062	1,609
	Healthpeak Properties Inc.	30,867	1,114
	Realty Income Corp.	14,500	1,038
	Invitation Homes Inc.	21,896	993
	Apartment Income REIT Corp.	17,807	974
	Sun Communities Inc.	4,500	945
	Lamar Advertising Co. Class A	7,467	906
	Boston Properties Inc.	7,581	873
	Rexford Industrial Realty Inc.	10,000	811
	UDR Inc.	12,695	762
	JBG SMITH Properties	25,200	723
	Kilroy Realty Corp.	10,852	721
	Douglas Emmett Inc.	20,790	696
	Ventas Inc.	13,600	695
	CyrusOne Inc.	7,600	682
		Shares	Market Value• ($000)
	First Industrial Realty Trust Inc.	7,000	463
	Federal Realty Investment Trust	3,019	412
	VICI Properties Inc.	12,500	376
	Medical Properties Trust Inc.	10,779	255
*	Zillow Group Inc. Class A	3,647	227
	Rayonier Inc.	5,100	206
	Life Storage Inc.	513	79
	STORE Capital Corp.	1,277	44
	American Campus Communities Inc.	760	44
*	Orion Office REIT Inc.	1,450	27
			129,868
Technology (14.2%)
	Apple Inc.	1,438,146	255,372
	Microsoft Corp.	720,284	242,246
*	Alphabet Inc. Class A	32,605	94,458
*	Meta Platforms Inc. Class A	232,772	78,293
*	Alphabet Inc. Class C	25,264	73,104
	NVIDIA Corp.	238,060	70,016
*	Adobe Inc.	48,224	27,346
	Broadcom Inc.	32,749	21,792
*	salesforce.com Inc.	81,260	20,651
	Intel Corp.	386,436	19,901
	QUALCOMM Inc.	108,410	19,825
	Intuit Inc.	25,152	16,178
	Oracle Corp.	178,205	15,541
*	Advanced Micro Devices Inc.	103,623	14,911
	Texas Instruments Inc.	78,992	14,888
	Applied Materials Inc.	90,715	14,275
	Micron Technology Inc.	127,810	11,905
*	ServiceNow Inc.	17,885	11,609
	Lam Research Corp.	13,149	9,456
	Roper Technologies Inc.	14,570	7,166
*	Autodesk Inc.	23,262	6,541
*	Synopsys Inc.	17,230	6,349
*	Cadence Design Systems Inc.	33,815	6,301
	International Business Machines Corp.	45,903	6,135
	Xilinx Inc.	28,929	6,134
	Analog Devices Inc.	33,550	5,897
	Amphenol Corp. Class A	65,560	5,734
	Marvell Technology Inc.	62,986	5,511
*	Snowflake Inc. Class A	15,761	5,339
*	Workday Inc. Class A	18,747	5,121
*	ON Semiconductor Corp.	72,209	4,904
*	Atlassian Corp. plc Class A	12,259	4,674
	HP Inc.	119,671	4,508
*	Fortinet Inc.	12,162	4,371
	Cognizant Technology Solutions Corp. Class A	48,018	4,260

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	KLA Corp.	9,317	4,007
*	Twilio Inc. Class A	14,230	3,747
*	Match Group Inc.	27,592	3,649
*	Zoom Video Communications Inc. Class A	19,300	3,549
	Microchip Technology Inc.	40,540	3,529
*	Twitter Inc.	74,635	3,226
	Teradyne Inc.	19,532	3,194
*	Okta Inc.	13,316	2,985
*	ANSYS Inc.	7,369	2,956
*	VeriSign Inc.	11,621	2,950
*	Gartner Inc.	8,596	2,874
*	Palantir Technologies Inc. Class A	151,834	2,765
	Skyworks Solutions Inc.	17,100	2,653
	Corning Inc.	68,131	2,537
	VMware Inc. Class A	21,838	2,531
*	Crowdstrike Holdings Inc. Class A	11,800	2,416
*	Arrow Electronics Inc.	17,906	2,404
*	Palo Alto Networks Inc.	4,128	2,298
*	EPAM Systems Inc.	3,426	2,290
	NXP Semiconductors NV	9,800	2,232
*	DocuSign Inc.	14,425	2,197
*	Datadog Inc. Class A	12,000	2,137
*	Wolfspeed Inc.	18,851	2,107
*	Akamai Technologies Inc.	17,101	2,001
*	MongoDB Inc.	3,694	1,955
	Xerox Holdings Corp.	86,118	1,950
	Hewlett Packard Enterprise Co.	120,529	1,901
	CDW Corp.	8,857	1,814
*	Qorvo Inc.	11,320	1,770
*	NCR Corp.	42,803	1,721
*	Black Knight Inc.	20,612	1,709
*	Splunk Inc.	14,265	1,651
*	RingCentral Inc. Class A	8,784	1,646
*	F5 Inc.	6,675	1,633
*	Nuance Communications Inc.	29,403	1,627
*	Dell Technologies Inc. Class C	28,164	1,582
*	Cloudflare Inc. Class A	12,000	1,578
*	Paycom Software Inc.	3,751	1,557
*	Tyler Technologies Inc.	2,891	1,555
*	Zscaler Inc.	4,818	1,548
*	GoDaddy Inc. Class A	17,857	1,515
*	DoorDash Inc. Class A	9,750	1,452
*	Unity Software Inc.	9,916	1,418
*	Ceridian HCM Holding Inc.	12,978	1,356
*	Western Digital Corp.	20,174	1,316
*	PTC Inc.	10,669	1,293
*	Coupa Software Inc.	7,519	1,188
	Monolithic Power Systems Inc.	2,200	1,085
		Shares	Market Value• ($000)
*	Pinterest Inc. Class A	29,300	1,065
*	IAC/InterActiveCorp	8,045	1,052
*	Manhattan Associates Inc.	6,606	1,027
*	Zendesk Inc.	9,776	1,020
	Citrix Systems Inc.	9,859	933
*	Pure Storage Inc. Class A	28,105	915
*	IPG Photonics Corp.	5,229	900
*	Teradata Corp.	19,986	849
	NetApp Inc.	8,971	825
*	Wix.com Ltd.	5,100	805
	Dolby Laboratories Inc. Class A	8,275	788
*	Clarivate plc	31,300	736
	Universal Display Corp.	4,186	691
*	Aspen Technology Inc.	4,278	651
*	Dun & Bradstreet Holdings Inc.	31,300	641
	NortonLifeLock Inc.	24,339	632
*	Five9 Inc.	4,400	604
	Jabil Inc.	8,300	584
*	HubSpot Inc.	820	540
	SS&C Technologies Holdings Inc.	6,447	529
*	Cerence Inc.	6,400	490
	Leidos Holdings Inc.	5,350	476
	Entegris Inc.	3,200	443
*	Elastic NV	3,518	433
*	Dropbox Inc. Class A	15,760	387
*	Nutanix Inc. Class A	11,790	376
*	DXC Technology Co.	11,250	362
*	Guidewire Software Inc.	3,086	350
	Concentrix Corp.	1,700	304
*	Dynatrace Inc.	4,970	300
*	Change Healthcare Inc.	12,066	258
*	Smartsheet Inc. Class A	3,300	256
*	Vimeo Inc.	13,061	235
*	Avalara Inc.	1,751	226
*	New Relic Inc.	2,000	220
	TD SYNNEX Corp.	1,700	194
	Amdocs Ltd.	2,400	180
*	Anaplan Inc.	3,700	170
*	Kyndryl Holdings Inc.	9,180	166
	Pegasystems Inc.	1,468	164
	National Instruments Corp.	2,211	97
*	Mandiant Corp.	4,671	82
	SolarWinds Corp.	5,700	81
	Bentley Systems Inc. Class B	252	12
	CDK Global Inc.	3	—
			1,247,815
Telecommunications (1.3%)
	Cisco Systems Inc.	392,433	24,868
	Comcast Corp. Class A	445,383	22,416

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Verizon Communications Inc.	288,107	14,970
	AT&T Inc.	528,884	13,011
*	Charter Communications Inc. Class A	15,028	9,798
*	T-Mobile US Inc.	72,892	8,454
*	Arista Networks Inc.	33,504	4,816
*	Liberty Broadband Corp. Class C	26,422	4,257
	Motorola Solutions Inc.	15,378	4,178
*	Roku Inc.	13,113	2,992
*	Liberty Broadband Corp. Class A	12,998	2,091
*	Ciena Corp.	15,379	1,184
*	DISH Network Corp. Class A	22,133	718
	Ubiquiti Inc.	1,484	455
	Cable One Inc.	40	71
			114,279
Utilities (1.2%)
	NextEra Energy Inc.	213,340	19,917
	American Water Works Co. Inc.	38,390	7,250
	Southern Co.	98,416	6,749
	Duke Energy Corp.	59,772	6,270
	Waste Management Inc.	33,651	5,616
	Consolidated Edison Inc.	58,005	4,949
*	Clean Harbors Inc.	41,000	4,091
	American Electric Power Co. Inc.	43,400	3,861
	Exelon Corp.	65,800	3,801
	Dominion Energy Inc.	45,609	3,583
	Sempra Energy	26,229	3,470
	Public Service Enterprise Group Inc.	47,759	3,187
		Shares	Market Value• ($000)
*	PG&E Corp.	251,400	3,052
	Xcel Energy Inc.	42,704	2,891
	FirstEnergy Corp.	61,869	2,573
	WEC Energy Group Inc.	26,459	2,568
	Republic Services Inc.	16,510	2,302
	Eversource Energy	24,487	2,228
	DTE Energy Co.	17,175	2,053
	PPL Corp.	60,316	1,813
	Essential Utilities Inc.	30,186	1,621
	National Fuel Gas Co.	23,728	1,517
	Alliant Energy Corp.	24,226	1,489
	Edison International	21,417	1,462
	CMS Energy Corp.	20,227	1,316
	AES Corp.	53,469	1,299
	Vistra Corp.	56,291	1,282
	NRG Energy Inc.	28,315	1,220
	NiSource Inc.	42,649	1,178
	Entergy Corp.	10,412	1,173
	Ameren Corp.	9,798	872
	OGE Energy Corp.	19,986	767
	UGI Corp.	15,661	719
*	Stericycle Inc.	11,477	685
	Atmos Energy Corp.	3,445	361
	Brookfield Renewable Corp.	8,800	324
	Evergy Inc.	3,535	243
	Pinnacle West Capital Corp.	1,900	134
	Avangrid Inc.	2,345	117
			110,003
Total Common Stocks (Cost $1,481,720)			4,236,210

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (51.4%)
Alabama (1.1%)
Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	566
Alabama Federal AID Highway Finance Authority Bonds Prere.	5.000%	9/1/22	3,230	3,333
Alabama Federal AID Highway Finance Authority Special Obligation Revenue ETM	5.000%	9/1/25	3,525	4,103
Alabama Incentives Financing Authority Special Obligation Revenue Prere.	5.000%	9/1/22	380	392
Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	4.000%	11/1/38	2,640	3,181
Alabama State Public School & College Authority Capital Improvement & Refunding Bonds	5.000%	11/1/39	5,000	6,511
Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,125	1,361

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,644
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	2,845	3,160
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 6) PUT	4.000%	12/1/26	5,030	5,687
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	7,500	8,486
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	7/1/22	430	436
[2]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	12,365	15,031
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	619
	Huntsville AL GO	5.000%	5/1/35	1,125	1,386
	Huntsville AL GO	5.000%	5/1/38	1,860	2,344
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	999
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue	4.000%	2/1/40	545	644
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,775
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,202
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	541
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	461
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	2,150	2,384
	Montgomery AL GO	4.000%	12/1/36	400	487
	Montgomery AL GO	4.000%	12/1/39	450	543
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,571
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	2,348
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,810	7,259
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,624
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	2,000	2,318
	Southeast Energy Authority A Cooperative District Commodity Supply Revenue (Project No. 2) PUT	4.000%	12/1/31	6,905	8,369
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	630
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,295
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,184
[3]	University of South Alabama University Facilities Revenue	5.000%	11/1/23	740	801
					95,675
Alaska (0.0%)
[4]	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,919
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	425	433
	Alaska Housing Finance Corp. Revenue Prere.	5.000%	6/1/22	75	76
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,521
	Municipality of Anchorage GO	4.000%	9/1/36	785	960
					4,909
Arizona (0.9%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	775
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	602

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona COP ETM	5.000%	10/1/26	2,000	2,411
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	594
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	994
	Arizona Industrial Development Authority Lease Revenue (Children's National Medical Center)	5.000%	9/1/34	350	450
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	199
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	113
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	305
[5]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	356
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	753
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,624
	Arizona Industrial Development Authority Revenue (Phoenix Children's Hospital)	5.000%	2/1/36	1,765	2,336
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,913
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,306
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,351
	Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,210	2,263
	Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,211
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,180
	Arizona Transportation Board Highway Revenue Prere.	5.000%	7/1/22	500	512
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,122
	Chandler AZ GO	5.000%	7/1/23	1,165	1,248
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	2,179
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	124
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,095
[5]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	695
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	1,032
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	1,003
	Maricopa County AZ School District No. 83	3.000%	10/1/39	1,000	1,107
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,928
[6,7]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,500	2,343
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/35	1,110	1,448
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue ETM	5.000%	7/1/22	1,145	1,172
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/22	2,290	2,345
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,540
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,180

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	1,260	1,290
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,185
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,803
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/29	1,800	2,321
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,236
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/39	1,000	1,323
	Phoenix AZ Civic Improvement Corp. Water System Revenue	4.000%	7/1/41	1,000	1,216
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	359
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	305
[4,5]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,050	1,103
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,245
	Pima County AZ Sewer Revenue	5.000%	7/1/24	1,105	1,231
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,070
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,260
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,040
[4]	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/31	2,000	2,598
[4]	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/32	2,500	3,306
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,842
	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/24	1,210	1,322
	Salt River Project Arizona Agricultural Improvement & Power District Revenue (Arizona Salt Projects Electric System)	5.000%	1/1/25	1,825	2,074
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,025
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	802
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	855	1,198
					81,963
Arkansas (0.2%)
	Arkansas Federal Highway Revenue GO	3.000%	4/1/24	5,000	5,102
	Arkansas State GO (Four-Lane Highway Construction and Improvement)	5.000%	6/15/23	10,000	10,691
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,277
[8]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,097
	Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,207
	Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,172
	University of Arkansas Revenue	5.000%	11/1/24	850	958
	University of Arkansas Revenue	5.000%	11/1/30	775	926
					22,430

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California (4.6%)
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities) ETM	5.000%	7/1/22	500	512
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities) Prere.	5.000%	7/1/22	2,800	2,867
[3]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,390
[9]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	641
[10]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/32	2,070	1,685
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/30	1,000	1,056
	Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33	1,015	1,071
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,159
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	948
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/22	500	506
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,060
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	3,072
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,065
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,131
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,076
[11]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.300% PUT	0.400%	4/1/27	1,000	1,000
[11]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.410% PUT	0.510%	4/1/28	1,000	1,000
[11]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.900% PUT	1.000%	5/1/23	1,000	1,006
[4]	Bay Area Water Supply & Conservation Agency CA Revenue (Capital Cost Recovery Prepayment Program)	5.000%	10/1/33	1,000	1,289
[9]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	890
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,325	3,838
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	2,985	3,626
	California Educational Facilities Authority Revenue	5.000%	3/15/39	15	22
	California Educational Facilities Authority Revenue	5.000%	6/1/43	1,995	3,064
	California GO	5.000%	8/1/22	1,000	1,028
	California GO	5.000%	9/1/22	1,805	1,863
	California GO	5.000%	10/1/22	1,630	1,689
	California GO	5.000%	12/1/22	1,025	1,070
	California GO	5.000%	9/1/23	1,750	1,887
	California GO	5.000%	11/1/23	1,155	1,254
	California GO	5.000%	4/1/24	2,000	2,208
	California GO	5.000%	10/1/24	2,000	2,252

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	12/1/24	2,000	2,266
California GO	5.000%	3/1/26	660	757
California GO	5.000%	4/1/26	2,000	2,372
California GO	5.000%	4/1/27	2,000	2,446
California GO	3.500%	8/1/27	1,515	1,746
California GO	5.000%	2/1/28	690	725
California GO	5.000%	4/1/28	5,125	6,436
California GO	5.000%	9/1/29	455	544
California GO	5.000%	9/1/29	1,000	1,297
California GO	5.000%	10/1/29	5,000	6,495
California GO	5.000%	11/1/29	1,700	1,843
California GO	5.000%	9/1/30	1,500	1,996
California GO	5.000%	11/1/30	5,000	6,661
California GO	4.000%	8/1/31	1,675	1,918
California GO	5.000%	9/1/31	2,000	2,720
California GO	5.000%	2/1/32	500	502
California GO	5.000%	4/1/32	2,500	3,191
California GO	5.000%	9/1/32	1,000	1,353
California GO	5.000%	10/1/32	1,875	2,101
California GO	4.000%	8/1/33	1,520	1,736
California GO	5.000%	8/1/33	2,865	3,402
California GO	4.000%	9/1/33	2,000	2,290
California GO	3.000%	10/1/34	1,225	1,358
California GO	5.000%	11/1/34	1,340	1,771
California GO	3.000%	10/1/35	1,815	2,003
California GO	5.000%	11/1/35	5,000	6,599
California GO	3.000%	10/1/36	1,500	1,649
California GO	4.000%	10/1/36	1,000	1,227
California GO	4.000%	10/1/36	1,155	1,417
California GO	5.000%	9/1/41	5,000	6,623
California GO	4.000%	10/1/41	1,000	1,209
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/23	1,325	1,398
California Health Facilities Financing Authority Revenue (Cedars-Sinai Health System)	5.000%	8/15/41	1,890	2,473
California Health Facilities Financing Authority Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,041
California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,194
California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	795	827
California Health Facilities Financing Authority Revenue (PIH Health)	4.000%	6/1/38	1,000	1,186
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,310
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	1,690	1,963
California Health Facilities Financing Authority Revenue (Stanford Hospital & Clinics) Prere.	5.000%	8/15/22	2,000	2,059
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,228
California Housing Finance Agency Municipal Certificates	3.750%	3/25/35	2,493	2,943
California Housing Finance Agency Municipal Certificates	3.500%	11/20/35	989	1,128
California Housing Finance Agency Municipal Certificates	3.250%	8/20/36	499	566

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	621
[11]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences), SIFMA Municipal Swap Index Yield + 0.350% PUT	0.450%	8/1/24	1,000	1,003
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	1,010
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,118
	California Municipal Finance Authority Revenue (Recovery Zone Bonds) VRDO	0.070%	1/3/22	5,100	5,100
	California Public Works Board Lease Revenue (Davidson Library) Prere.	5.000%	3/1/23	20	21
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	1,000	1,020
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	1,050	1,071
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,346
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	315
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/24	500	548
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	2,500	2,822
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	2/1/31	2,000	2,665
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,000	1,040
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	350	354
[3]	California School Facilities Financing Authority Revenue (Los Angeles County)	0.000%	8/1/49	2,000	673
[4]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/22	1,000	1,018
[4]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,274
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32	1,000	1,040
[4]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/34	340	430
[4]	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/36	2,000	2,615
	California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,181
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,437
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,438
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,161
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,644
	California State University Systemwide Revenue Prere.	5.000%	11/1/22	1,000	1,040
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	45
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	165	186
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	1,970	2,228
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	2,335	2,641
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	1,004

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	3,750	4,863
[5]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	468
[3]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,177
	Chabot-Las Positas CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,074
	Chaffey CA Community College District GO	5.000%	6/1/23	850	907
[3]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	921
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,049
[12]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023 Prere.	0.000%	2/1/24	1,000	1,042
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,075
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,079
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1) ETM	5.000%	9/1/22	970	1,001
[5]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	565	515
[5]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	1,000	898
[5]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	503
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/42	2,875	3,504
[3]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	1,093
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	1,026
[11]	Eastern Municipal Water & Wastewater Revenue, SIFMA Municipal Swap Index Yield + 0.100% PUT	0.200%	7/1/24	300	300
[12]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,667
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,153
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	577
[9]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,977
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,318
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	2,212
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/23	1,500	1,617
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/24	1,000	1,122
	La Verne CA (Brethren Hillcrest Homes) COP Prere.	5.000%	5/15/22	350	360
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	474
[6]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,270
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,119
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/24	1,000	1,093
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,412
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/39	1,000	1,311
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,460

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,828
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/23	2,600	2,786
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,663
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,665
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,169
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	2,123
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,203
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,428
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	602
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	3,184
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	1,500	1,945
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	5,095	6,646
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,000	2,333
[2]	Los Angeles CA Department of Water & Power Revenue VRDO	0.060%	1/3/22	4,600	4,600
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,485
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,756
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,733
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	1,219
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,138
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/26	500	514
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	1,250	1,285
[4]	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/30	1,000	1,279
[4]	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/35	1,200	1,550
[8]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,232
	Los Angeles County CA Unified School District GO	5.000%	7/1/31	1,000	1,286
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	7/1/40	1,000	1,303
[11]	Metropolitan Water District of Southern California Waterworks Revenue, SIFMA Municipal Swap Index Yield + 0.140% PUT	0.240%	5/21/24	500	500
[11]	Metropolitan Water District of Southern California Waterworks Revenue, SIFMA Municipal Swap Index Yield + 0.140% PUT	0.240%	5/21/24	500	500
[11]	Metropolitan Water District of Southern California Waterworks Revenue, SIFMA Municipal Swap Index Yield + 0.140% PUT	0.240%	5/21/24	500	500
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,303

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	889
	Napa Valley CA Unified School District GO Prere.	4.000%	8/1/23	1,690	1,789
	Napa Valley Community College District GO	4.000%	8/1/32	1,090	1,222
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	560
	Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	500	515
[3]	Oakland CA Unified School District GO	5.000%	8/1/25	1,500	1,739
[8]	Oakland CA Unified School District GO	4.000%	8/1/39	1,000	1,208
	Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,310
[10]	Palomar Pomerado Health California GO	0.000%	8/1/22	1,000	996
[6]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	982
[6]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	599
[3]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,375	1,638
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,322
	Riverside County CA Transportation Commission Sales Tax Revenue Prere.	5.250%	6/1/23	1,000	1,071
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	2,060
	Riverside County CA Transportation Commission Toll Revenue	4.000%	6/1/38	320	384
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	340	357
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	368
[8]	Sacramento CA City Financing Authority Revenue	5.000%	12/1/22	760	793
[10]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,552
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	576
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	665
[3]	San Bernardino CA Community College District GO	0.000%	8/1/22	1,000	998
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,075
[3]	San Diego CA Unified School District GO	5.500%	7/1/27	520	656
	San Diego CA Unified School District GO	0.000%	7/1/28	370	343
	San Diego CA Unified School District GO	0.000%	7/1/29	440	399
	San Diego CA Unified School District GO	0.000%	7/1/30	250	221
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	302
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	76
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	95
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	65
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	56
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	54
	San Diego CA Unified School District GO Prere.	5.000%	7/1/23	2,000	2,141
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,327
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	530	541
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	2,125	2,202
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	5.000%	4/1/22	560	567
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,150
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	1,530	1,768
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,900

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,117
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,160
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/27	605	614
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,261
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	1.000%	10/1/25	4,355	4,403
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	2,040
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,145
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,794
	San Francisco CA City & County Unified School District GO	4.000%	6/15/32	965	981
	San Francisco CA City & County Unified School District GO	4.250%	6/15/33	1,000	1,018
	San Mateo Foster City School District GO	3.000%	8/1/40	750	817
[9]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,165
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,246
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,078
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,261
	Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/32	2,000	2,298
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,153
[8]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,114
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,218
[10]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	989
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,883
	University of California Revenue	5.000%	5/15/28	690	734
	University of California Revenue	5.000%	5/15/30	1,435	1,460
[4]	University of California Revenue	5.000%	5/15/31	2,000	2,656
	University of California Revenue	4.000%	5/15/33	1,000	1,107
	University of California Revenue	5.000%	5/15/33	3,000	3,933
	University of California Revenue	4.000%	5/15/34	1,000	1,153
	University of California Revenue	4.000%	5/15/34	1,770	1,912
	University of California Revenue	4.000%	5/15/35	2,000	2,303
	University of California Revenue	5.000%	5/15/35	1,620	2,020
	University of California Revenue	5.000%	5/15/35	1,165	1,449
[4]	University of California Revenue	5.000%	5/15/36	2,000	2,682
[4]	University of California Revenue	5.000%	5/15/38	2,275	3,029
	University of California Revenue	4.000%	5/15/39	5,000	6,052
	University of California Revenue Prere.	5.000%	5/15/23	310	330
	University of California Revenue PUT	5.000%	5/15/23	3,960	4,216
[3,7]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	958
[10]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	961
					403,939
Colorado (1.0%)
[13]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,668
	Adams 12 Five Star Schools GO	5.000%	12/15/30	2,775	3,336
	Adams County CO COP	5.000%	12/1/31	650	755
	Board of Governors of the Colorado State University System Enterprise Revenue ETM	5.000%	3/1/23	300	317

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boulder Valley School District No. Re-2 Boulder GO	4.000%	12/1/31	3,480	4,062
	City & County of Broomfield Colorado Water Revenue	4.000%	12/1/39	1,000	1,235
	Colorado COP	4.000%	12/15/33	1,235	1,460
	Colorado COP	4.000%	12/15/34	1,800	2,125
	Colorado COP	4.000%	3/15/40	6,035	7,231
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	196
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	572
[2]	Colorado Health Facilities Authority Hospital Revenue VRDO	0.080%	1/3/22	2,400	2,400
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,279
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,186
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group) PUT	5.000%	11/19/26	1,030	1,243
[4]	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	825	887
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,413
	Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	2,990	3,264
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,250	2,842
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.) Prere.	5.000%	12/1/22	500	522
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,713
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	2,180	2,319
	Colorado Springs CO Utility System Revenue Prere.	5.000%	11/15/22	500	521
[2]	Denver CO City & County VRDO	0.100%	1/3/22	4,400	4,400
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,355
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	932
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	464
	Denver CO City & County Better Denver & Zoo GO	5.000%	8/1/22	1,000	1,028
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,956
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	426
	Denver CO City & County GO	5.000%	8/1/23	1,535	1,650
	Denver CO City & County GO	5.000%	8/1/29	2,245	2,915
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,823
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,120
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,389
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	1,002
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,789
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	830
[11]	E-470 Public Highway Authority Colorado Revenue, SOFR + 0.350% PUT	0.384%	9/1/24	210	211
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,890
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	350	365
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	522
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	500	522

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	520	543
	El Paso County CO School District No. 3 Widefield GO Prere.	5.000%	12/1/22	635	663
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,137
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	4,274
	Regional Transportation District of Colorado COP	5.000%	6/1/31	1,010	1,279
	Regional Transportation District of Colorado COP	5.000%	11/1/31	1,000	1,352
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,838
	University of Colorado Enterprise System Revenue Prere.	5.000%	6/1/22	515	525
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	525
	University of Colorado Hospital Authority Revenue	5.000%	11/15/36	1,000	1,040
					84,311
Connecticut (0.8%)
	Connecticut GO	5.000%	7/15/22	2,050	2,102
	Connecticut GO	5.000%	11/15/22	1,935	2,015
	Connecticut GO	5.000%	4/15/24	800	811
	Connecticut GO	5.000%	2/15/25	1,000	1,139
	Connecticut GO	5.000%	5/15/25	2,345	2,696
	Connecticut GO	5.000%	7/15/25	1,625	1,879
	Connecticut GO	5.000%	9/1/26	1,000	1,119
	Connecticut GO	5.000%	2/15/27	1,000	1,214
	Connecticut GO	4.000%	9/15/27	1,000	1,025
	Connecticut GO	5.000%	4/15/28	500	507
	Connecticut GO	5.000%	4/15/28	1,000	1,249
	Connecticut GO	5.000%	3/1/32	2,950	3,228
	Connecticut GO	5.000%	10/15/32	705	730
	Connecticut GO	3.000%	1/15/33	270	301
[4]	Connecticut GO	4.000%	1/15/35	1,000	1,229
	Connecticut GO	4.000%	3/15/35	5,000	5,586
	Connecticut GO	3.000%	1/15/38	2,345	2,575
	Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University System)	5.000%	11/1/31	1,000	1,280
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,192
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	2,049
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,596
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	1,090
[4]	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/35	150	176
[4]	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/36	300	351
[4]	Connecticut Health & Educational Facilities Authority Revenue (Stampord Hospital)	4.000%	7/1/37	200	233
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	701
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	875	880
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.450%	7/1/22	900	906
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,400	3,575

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	996
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,497
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	531
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/23	1,360	1,465
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,239
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	500	634
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/34	1,000	1,322
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,253
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/35	1,000	1,334
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	5/1/37	2,410	2,913
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/38	2,250	2,881
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	11/1/38	1,000	1,215
	Hamden GO Prere.	5.000%	8/15/22	1,110	1,143
	Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,280	1,613
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,397
	University of Connecticut GO	5.000%	2/15/27	635	719
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,236
					68,822
Delaware (0.2%)
	Delaware GO	5.000%	2/1/25	1,010	1,153
	Delaware GO	5.000%	2/1/30	3,000	3,727
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	742
[4]	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/28	500	589
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,626
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	651
	Delaware Transportation Authority Grant Anticipation Bonds	5.000%	9/1/29	1,780	2,287
	University of Delaware Bonds	5.000%	11/1/34	440	612
	University of Delaware Bonds	5.000%	11/1/35	500	700
	University of Delaware Bonds	5.000%	11/1/37	1,700	2,148
[2]	University of Delaware Bonds VRDO	0.080%	1/3/22	5,140	5,140
					19,375
District of Columbia (0.5%)
	District of Columbia GO	5.000%	10/15/22	1,300	1,349
	District of Columbia GO	5.000%	6/1/25	1,235	1,426
	District of Columbia GO	5.000%	6/1/29	3,780	4,194
	District of Columbia GO	5.000%	2/1/30	1,000	1,310
	District of Columbia GO	5.000%	6/1/32	1,000	1,182
	District of Columbia GO	5.000%	6/1/34	1,320	1,583
	District of Columbia GO	4.000%	2/1/37	725	885
	District of Columbia GO	4.000%	2/1/40	1,250	1,513

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,159
	District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,409
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	720	781
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	1,188
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,626
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,315
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	2,000	2,230
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	3,069
[6]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	383
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,789
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	778
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	1,149
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,305
	Washington Convention & Sports Authority Revenue	4.000%	10/1/34	1,115	1,338
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/23	1,000	1,073
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,159
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/34	2,825	3,699
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/38	2,000	2,598
					43,490
Florida (2.2%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	290	327
[4]	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	681
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,068
	Broward County FL Airport System Revenue Prere.	5.000%	10/1/22	400	414
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,090
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	662
[5]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	494
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	458
[3]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,228
[3]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	1,216
[3]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	1,033
	Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,015	1,151

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,133
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,316
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,893
	Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,252
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/24	625	667
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/27	1,255	1,275
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	1,365	1,386
	Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	1,675	1,863
[4]	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,616
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	230
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	471
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	557
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	247
	Florida Development Finance Corp. Healthcare Facilities Revenue (Lakeland Regional Health Systems)	4.000%	11/15/36	2,195	2,657
	Florida GO	4.000%	6/1/27	1,455	1,529
	Florida GO	5.000%	7/1/27	1,440	1,725
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	890
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	2,068
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	3,223
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	1,098
	Florida State Department of Transportation Right of Way Acquisition Revenue	5.000%	7/1/23	5,130	5,492
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	1,424
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,112
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,572
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	227
[2]	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System) VRDO	0.090%	1/3/22	2,700	2,700
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	557
	Hillsborough County FL School Board (Master Lease Program) COP Prere.	5.000%	7/1/22	1,650	1,690
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/26	1,005	1,203
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	2,256
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,255

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,355
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,808
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,417
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,306
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,847
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	2,064
	Jacksonville FL Special Revenue	5.000%	10/1/32	500	518
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,781
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,152
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,392
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,897
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,066
[2]	JEA FL Electric System Revenue VRDO	0.070%	1/3/22	2,200	2,200
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,279
	Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	880	901
	Lakeland FL Energy System Revenue	4.000%	10/1/37	1,000	1,228
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,770
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	539
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	2,048
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,122
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,181
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,741
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,244
[3,5]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,626
[3,5]	Miami FL Special Obligation Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,213
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	2,200
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,188
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,192
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,373
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	798
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	951
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	922
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,114
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital) Prere.	5.000%	8/1/23	1,000	1,073
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,562
	Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	2,053
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,552

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL School Board GO Prere.	5.000%	3/15/23	3,155	3,332
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	2,000	2,394
	Miami-Dade County FL Seaport Revenue Prere.	5.750%	10/1/23	2,610	2,858
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22	1,645	1,703
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	1,255	1,574
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	1,265	803
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	1,000	1,036
	Miami-Dade County FL Special Obligation Revenue Prere.	5.000%	10/1/22	500	518
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,593
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	2,060	2,134
	Miami-Dade County FL Water & Sewer System Revenue	4.000%	10/1/38	2,125	2,572
	Miami-Dade County FL Water & Sewer System Revenue Prere.	5.000%	10/1/22	2,525	2,615
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,187
	North Sumter County Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	3,217
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,796
	Orange County FL School Board COP	5.000%	8/1/32	1,000	1,368
	Orange County FL School Board COP	5.000%	8/1/33	6,105	7,221
[3]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,886
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,000	1,012
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	631
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,442
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	634
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,467
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,772
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,719
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	2.625%	6/1/25	165	168
[4]	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	274
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	490
	Port St. Lucie FL Utility System Revenue	4.000%	9/1/32	1,440	1,648
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,345
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,131
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,143
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,346
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	1,107
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,093
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) Prere.	5.000%	9/1/23	1,000	1,078
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,119
	Tallahassee FL Health Facilities System Revenue (Memorial Healthcare Projects)	5.000%	12/1/40	1,000	1,124
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,139
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	842
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,416

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,418
	Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	206
	Tampa FL Health System Revenue (BayCare Health System)	4.000%	11/15/33	120	121
	Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	1,575	1,601
	Tampa FL Hospital Revenue	5.000%	7/1/23	750	767
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	2,238
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	251
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	312
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,147
	Village Community FL Development District No. 13 Florida Assessment Revenue	2.850%	5/1/36	1,000	1,014
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	1,046
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,142
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,909
	Volusia County FL School Board COP	5.000%	8/1/29	1,000	1,287
[8]	Wildwood FL Utility Dependent District Revenue (South Sumter Utility Project)	5.000%	10/1/34	1,410	1,833
					194,318
Georgia (1.3%)
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,101
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,176
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,481
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	583
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,627
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	498
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	122
	City of Atlanta Airport General Revenue	5.000%	7/1/22	1,675	1,715
	City of Atlanta Airport General Revenue	5.000%	7/1/23	1,000	1,071
	City of Atlanta Airport General Revenue	4.000%	7/1/41	2,015	2,428
	City of Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,713
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	423
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,339
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	966
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	502
	Forsyth County GA GO	5.000%	9/1/23	2,000	2,157
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,900
[5]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,000	1,081
	Fulton County GA Water & Sewer Revenue	4.000%	1/1/34	4,000	4,139

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	1,178
	Georgia GO	5.000%	7/1/24	1,500	1,674
	Georgia GO	5.000%	7/1/24	1,000	1,116
	Georgia GO	5.000%	7/1/25	1,100	1,274
	Georgia GO	5.000%	2/1/30	1,500	1,820
	Georgia GO	5.000%	7/1/30	2,530	3,361
	Georgia GO	5.000%	8/1/33	5,035	6,646
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,721
	Georgia State Ports Authority Revenue	4.000%	7/1/37	1,100	1,349
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	686
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	420
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,885
	Gwinnett County GA School District GO	5.000%	2/1/28	500	569
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	525	530
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	616
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/37	250	351
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	709
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,547
[2]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,633
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,475	1,610
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	2,900	3,283
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	3,690	4,330
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	3,500	4,045
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,678
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,140
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	5,210	6,389
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	2,263
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	800
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,763
[8]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,766
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,197
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,922
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,493
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/32	500	614
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/33	180	221

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	1/1/36	600	733
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	706
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	994
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	976
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/39	2,000	2,438
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,411
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	1,014
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	5.000%	4/1/30	550	706
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	4.000%	4/1/40	370	437
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,346
					114,382
Guam (0.1%)
	Guam Business Privilege Tax Revenue	5.000%	11/15/29	865	984
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	847
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	749
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,067
	Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,398
[3]	Guam Power Authority Revenue	5.000%	10/1/30	255	263
					5,308
Hawaii (0.6%)
[4]	City & County of Honolulu GO	5.000%	11/1/27	1,000	1,192
	City & County of Honolulu GO	4.000%	7/1/41	1,000	1,211
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,279
	Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,304
	Hawaii Airports System Revenue	5.000%	7/1/31	2,000	2,595
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,966
	Hawaii GO	5.000%	8/1/24	1,765	1,974
	Hawaii GO	5.000%	10/1/25	1,575	1,837
	Hawaii GO	5.000%	1/1/29	1,370	1,699
	Hawaii GO	5.000%	8/1/29	595	662
	Hawaii GO	4.000%	8/1/32	5,000	5,415
	Hawaii GO	5.000%	1/1/33	1,575	1,937
	Hawaii GO	5.000%	1/1/36	4,115	5,052
	Hawaii GO Prere.	5.000%	8/1/23	3,500	3,761
	Hawaii GO Prere.	5.000%	8/1/24	1,500	1,679
	Hawaii GO Prere.	5.000%	8/1/24	235	263
	Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,230
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,160
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,637
	Honolulu HI City & County GO	4.000%	10/1/32	1,000	1,113
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,315
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,157

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maui County HI GO	2.000%	3/1/41	1,000	985
	University of Hawaii Revenue Bonds	4.000%	10/1/33	1,200	1,464
					50,887
Idaho (0.1%)
	Idaho Airport Revenue & Refunding Bonds	5.000%	9/1/35	1,040	1,377
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,970
[2]	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) VRDO	0.070%	1/3/22	1,300	1,300
	Idaho Housing & Finance Association Grant Revenue	5.000%	7/15/35	750	987
					5,634
Illinois (2.3%)
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,083
	Chicago IL Board of Education GO	5.000%	12/1/24	700	784
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,679
	Chicago IL Board of Education GO	7.000%	12/1/26	500	615
[10]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	896
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,411
[10]	Chicago IL Board of Education GO	0.000%	12/1/29	520	453
[10]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	1,142
[3]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,547
[10]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,275
	Chicago IL Board of Education GO	5.000%	12/1/33	725	910
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,355
	Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,519
	Chicago IL GO	5.000%	1/1/24	520	564
	Chicago IL GO	5.000%	1/1/26	335	375
	Chicago IL GO	5.000%	1/1/28	1,090	1,311
	Chicago IL GO	5.000%	1/1/31	1,500	1,848
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,184
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	620	816
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	535	718
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	251
	Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	300
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	209
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,144
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,049
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,755
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,328
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,165
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,195
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	508
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,127
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	3,089
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,558
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,154
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,594
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,179
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,329
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,229
[8]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,248
[8]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,400
[8]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,202
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,681

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,201
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,707
[10]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,225	1,493
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	1,109
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,110
	Chicago Park District GO	5.000%	1/1/31	460	496
	Chicago Park District GO Prere.	5.000%	1/1/24	540	589
	Clinton Bond Fayette Counties IL Community College District No. 501 (Kaskaskia)	0.350%	6/1/41	1,500	1,500
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,071
[3]	Cook County IL GO	5.000%	11/15/26	1,545	1,872
[3]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	552
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College)	3.000%	12/15/35	2,500	2,752
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,732
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,850
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,235
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	570
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/35	1,000	1,321
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,458
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,201
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,181
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,180
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,175
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,138
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,131
	Illinois Finance Authority Revenue (Northwest Community Hospital)	5.000%	7/1/35	1,000	1,173
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	1,079
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	1,108
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/24	75	83
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	165	195
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	3,370	4,019
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,145
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,192
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	2,089
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,117
	Illinois GO	5.000%	8/1/22	1,000	1,027
	Illinois GO	5.000%	10/1/22	1,290	1,335

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/22	2,300	2,388
	Illinois GO	5.000%	11/1/22	1,000	1,038
	Illinois GO	5.000%	2/1/23	540	567
	Illinois GO	5.000%	3/1/23	750	790
	Illinois GO	5.000%	11/1/23	1,000	1,081
	Illinois GO	4.000%	3/1/24	750	805
	Illinois GO	5.500%	7/1/24	1,100	1,184
	Illinois GO	5.000%	8/1/24	1,500	1,540
	Illinois GO	5.000%	10/1/24	1,470	1,643
	Illinois GO	5.000%	11/1/24	1,785	2,001
[3]	Illinois GO	5.000%	3/1/26	1,125	1,133
	Illinois GO	5.000%	2/1/28	1,690	1,999
	Illinois GO	5.000%	10/1/28	2,000	2,463
	Illinois GO	5.000%	11/1/28	1,000	1,204
	Illinois GO	5.000%	11/1/29	1,000	1,201
	Illinois GO	5.250%	2/1/30	1,900	2,078
	Illinois GO	5.250%	7/1/31	1,000	1,069
	Illinois GO	4.125%	10/1/36	500	588
	Illinois GO	4.000%	10/1/40	700	808
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	4,810	5,159
[3,14]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	544
[8]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,173
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,201
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,198
	Illinois Sports Facilities Authority (State Tax Supported)	5.000%	6/15/29	1,075	1,319
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,046
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,881
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,500	4,517
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	2,012
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	523
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,459
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38	3,715	4,165
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	2,150	2,750
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,095	4,038
	Illinois Toll Highway Authority Revenue	4.000%	1/1/42	1,300	1,557
	Illinois Toll Highway Authority Revenue	5.000%	1/1/43	1,215	1,575
[3]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	291
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	859
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,102
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,944
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,903
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	1,000	663
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	867
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/28	1,500	1,532

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	474
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,273
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	294
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	978
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	886
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	1,790	1,383
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	1,000	740
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/37	1,075	742
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	700	474
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	664
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	652
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	1,000	1,150
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,274
[8]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	596
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,570	1,852
	Regional Transportation Authority Illinois GO	5.000%	6/1/31	1,785	2,103
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,115
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/29	1,500	1,889
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/32	1,500	1,982
[8]	Sangamon County Springfield School District No. 186 GO ETM	5.000%	2/1/23	445	467
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,236
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,635
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	131
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	11
[8]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	887
	Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,200	1,246
					202,357

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana (0.7%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	516
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,346
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,756
	Carmel IN Local Public Improvement Bond Bank (Special Program Bonds)	4.000%	1/15/35	1,000	1,160
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	974
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,148
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,580
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	853
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	585
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,277
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group) Prere.	5.000%	3/1/22	690	695
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,441
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,863
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,384
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,919
	Indiana Finance Authority Revenue (Green Bonds)	5.000%	2/1/30	1,000	1,306
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,787
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	729
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,245
[2]	Indiana Finance Authority Revenue (Stadium Project) VRDO	0.080%	1/3/22	8,600	8,600
	Indiana Finance Authority Revenue (State Revolving Fund) Prere.	5.000%	2/1/23	500	526
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	1,500	1,980
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/32	500	518
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	1,104
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,674
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,219
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	5,400
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,823
	Indianapolis IN Gas Utilities Distribution System (Citizens Energy Group)	5.000%	8/15/23	3,250	3,495
	Indianapolis Local Public Improvement Bond	5.000%	6/1/31	2,500	3,278
	Indianapolis Local Public Improvement Bond Bank (Cityway 1 Project)	5.000%	2/1/32	1,345	1,468
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,571
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	1,076
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	1,086
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	781

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Silver Creek IN School Building Corp. (Valorem Property)	3.000%	1/15/35	1,200	1,345
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,281
					61,789
Iowa (0.2%)
	Des Moines IA Stormwater Management Utility Revenue (Capital Loan Notes)	5.000%	6/1/23	1,000	1,067
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	4,097
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,472
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	2,120	2,297
	Iowa Finance Authority Revenue	5.000%	8/1/38	1,345	1,751
	Iowa Finance Authority Revenue	5.000%	8/1/40	1,000	1,325
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,567
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	1,195
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,176
					15,947
Kansas (0.2%)
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,150
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/22	1,000	1,029
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	785
	Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,345	1,428
	Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,681
	Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,400
[2]	Kansas Development Finance Authority Revenue VRDO	0.070%	1/3/22	1,200	1,200
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	407
	Sedgwick County KS Unified School District No. 266 (Maize) GO	5.000%	9/1/23	1,565	1,686
	Sedgwick County KS Unified School District No. 266 (Maize) GO	3.000%	9/1/33	2,090	2,295
	University of Kansas Hospital Authority Health Facilities Refunding & Improvement Bonds	4.000%	9/1/40	1,000	1,098
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue Prere.	5.000%	9/1/22	1,000	1,032
					15,191
Kentucky (0.5%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	1,027
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	270
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,490
[10]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,155
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,897
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,154
[8]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,236

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	9,851
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,760	7,366
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	775	849
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	1,095	1,201
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,790	2,023
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	3,200	3,706
	Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project) BAN	0.000%	7/1/22	810	808
	Kentucky State Property & Building Commission Revenue	5.000%	9/1/22	1,500	1,548
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project) Prere.	5.000%	7/1/23	1,000	1,071
[4]	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/30	460	585
[4]	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	324
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives) Prere.	5.000%	6/1/22	1,000	1,020
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,522
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	537
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	1,073
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project) Prere.	5.000%	4/1/23	1,050	1,112
					43,825
Louisiana (0.5%)
	Bossier City LA Utilities Revenue	5.000%	10/1/22	500	518
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	641
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	1,016
	East Baton Rouge Parish LA Industrial Development Board Inc. (ExxonMobil Project) VRDO	0.090%	1/3/22	17,150	17,150
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/31	1,000	1,012
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/32	850	860
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/34	330	334
	Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/35	390	395
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,302
	Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,665	2,973
	Louisiana Gasoline & Fuel Tax Revenue PUT	0.600%	5/1/23	1,000	1,001
	Louisiana GO	5.000%	3/1/29	2,520	3,227
[8]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,636
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (LCTCS Facilities Corp. Project) Prere.	5.000%	10/1/24	1,235	1,389
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,519

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,611
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	220	253
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,067
	Louisiana State University Revenue	5.000%	7/1/23	455	485
[3]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	1,070
	New Orleans LA GO	5.000%	12/1/31	500	521
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,755	1,781
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	737
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	763
	Tangipahoa Parish LA Hospital Service District No. 1 (North Oaks Health System Project)	4.000%	2/1/36	2,000	2,360
					45,621
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	550
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	738
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	182
	Maine Municipal Bond Bank	4.000%	11/1/38	800	982
	Maine Municipal Bond Bank (Department of Transportation)	5.000%	9/1/32	1,265	1,645
[4]	Maine Turnpike Authority Revenue	4.000%	7/1/38	1,145	1,384
	Portland ME General Airport Revenue	4.000%	1/1/39	820	941
					6,422
Maryland (1.4%)
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,261
	Anne Arundel County MD GO	5.000%	10/1/23	3,115	3,371
	Anne Arundel County MD GO	5.000%	10/1/23	1,155	1,250
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,605
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,696
	Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,142
	Baltimore County MD GO	5.000%	3/1/24	400	440
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,395
	Baltimore County MD GO	5.000%	3/1/33	1,000	1,340
	Baltimore County MD GO	5.000%	3/1/33	3,035	3,852
	Baltimore MD Consolidated Public Improvement GO	5.000%	3/1/32	1,275	1,621
	Baltimore MD Consolidated Public Improvement GO Prere.	5.000%	10/15/22	650	674
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,334
	Harford County MD GO	5.000%	10/1/26	1,250	1,507
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	995
	Maryland Department of Transportation Revenue	5.000%	9/1/22	7,500	7,740
[4]	Maryland Department of Transportation Revenue	5.000%	12/1/23	70	73
[4]	Maryland Department of Transportation Revenue	5.000%	12/1/24	80	87
[4]	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	67
[4]	Maryland Department of Transportation Revenue	5.000%	12/1/26	65	75
[4]	Maryland Department of Transportation Revenue	5.000%	12/1/27	65	77
[4]	Maryland Department of Transportation Revenue	5.000%	12/1/28	65	78
[4]	Maryland Department of Transportation Revenue	5.000%	12/1/29	65	80

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,461
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,897
	Maryland GO	5.000%	3/15/22	1,000	1,010
	Maryland GO	5.000%	8/1/22	1,790	1,840
	Maryland GO	5.000%	8/1/22	1,500	1,542
	Maryland GO	5.000%	3/15/23	1,145	1,211
	Maryland GO	4.000%	8/1/23	3,155	3,341
	Maryland GO	5.000%	8/1/23	1,920	2,063
	Maryland GO	5.000%	8/1/23	1,670	1,794
	Maryland GO	5.000%	3/15/24	1,100	1,213
	Maryland GO	5.000%	8/1/25	9,380	10,895
	Maryland GO	5.000%	3/15/26	1,235	1,464
	Maryland GO	4.000%	8/1/26	1,970	2,087
	Maryland GO	4.000%	3/1/29	3,000	3,028
	Maryland GO	4.000%	6/1/29	2,000	2,167
	Maryland GO	3.250%	8/1/30	1,000	1,042
	Maryland GO	5.000%	8/1/31	5,000	6,275
	Maryland GO	5.000%	3/15/32	2,750	3,504
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,373
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	202
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27	500	511
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	902
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System Obligated Group) Prere.	5.000%	7/1/22	500	512
[5,11]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System), SIFMA Municipal Swap Index Yield + 0.540% PUT	0.640%	12/8/27	3,645	3,645
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,372
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	336
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	1,177
[4]	Maryland State Local Facilities GO	4.000%	3/1/29	1,000	1,194
	Maryland State Local Facilities GO	4.000%	8/1/36	5,000	6,219
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/36	1,000	1,198
	Maryland Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,507
	Montgomery County MD GO	5.000%	11/1/22	1,000	1,040
	Montgomery County MD GO	5.000%	11/1/22	1,275	1,326
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,826
	Montgomery County MD GO	4.000%	12/1/30	1,555	1,713
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,102
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,130
	Prince Georges County MD Public Improvement Bonds GO	5.000%	7/1/23	3,375	3,615
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/22	1,000	1,020
	Washington MD Suburban Sanitary Commission GO	4.000%	6/15/33	1,000	1,166
					119,680

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts (1.3%)
	Commonwealth of Massachusetts GO	5.000%	10/1/22	7,930	8,215
	Commonwealth of Massachusetts GO	2.000%	9/1/39	1,900	1,879
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/27	2,880	3,425
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/22	495	507
[10]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	2,969
[10]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	499
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,288
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,867
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	1,000	1,229
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	4,085
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	1,915	2,334
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,395
	Massachusetts Department of Transportation Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,110	1,161
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	2,102
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,528
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,327
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	6,530
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	625
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	249
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,465
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	607
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,344
	Massachusetts GO	5.000%	8/1/22	1,000	1,028
	Massachusetts GO	5.000%	11/1/22	1,900	1,976
	Massachusetts GO	5.250%	8/1/23	525	566
	Massachusetts GO	5.000%	12/1/23	1,520	1,656
	Massachusetts GO	5.000%	9/1/25	3,850	4,482
	Massachusetts GO	5.000%	5/1/29	2,180	2,315
	Massachusetts GO	5.000%	9/1/29	5,000	6,496
	Massachusetts GO	5.000%	5/1/31	1,675	1,778
	Massachusetts GO	5.000%	9/1/31	1,500	2,032
	Massachusetts GO	5.250%	1/1/34	2,665	3,428
	Massachusetts GO	5.000%	7/1/35	1,000	1,152
	Massachusetts GO	3.500%	5/1/37	2,000	2,069
	Massachusetts GO	3.000%	11/1/39	1,500	1,655
	Massachusetts GO	2.000%	3/1/41	1,000	976

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	3,060
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23	645	664
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	706
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	600	669
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,524
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	2,157
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/22	3,500	3,604
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	2/15/24	1,500	1,647
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	4.750%	8/15/25	165	190
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,173
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	411
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	1,033
[10]	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26	510	604
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,211
[10]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	807
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/22	5,250	5,366
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/38	7,465	9,757
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,093
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,599
					117,514
Michigan (1.3%)
[15]	Battle Creek MI School District GO	5.000%	5/1/25	535	615
	Birmingham MI City School District GO	5.000%	5/1/22	740	752
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,164
[15]	Dearborn MI School District GO	5.000%	5/1/34	1,200	1,300
[3,15]	Detroit MI City School District GO	5.250%	5/1/28	615	780
[3]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,232
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/22	455	466
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,074
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue Prere.	5.000%	7/1/22	1,000	1,024
[3]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,296
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,253
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,514
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,510

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,946
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,233
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,228
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,813
[3]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,126
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,692
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,179
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	638
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	510
	Ingham County MI Building Authority	3.000%	5/1/34	3,900	4,295
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,191
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	5,142
[3,15]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,107
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,935
	Michigan Building Authority Revenue	5.000%	10/15/32	1,395	1,657
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,156
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,459
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,139
[11]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.850% PUT	0.950%	12/1/24	1,500	1,519
[11]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group), SIFMA Municipal Swap Index Yield + 0.900% PUT	1.000%	12/1/25	500	510
	Michigan Finance Authority Revenue	5.000%	10/1/22	375	376
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,326
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	2,097
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,245
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	777
[3]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,024
[3]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,069
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	862
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,663
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,108
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,457
	Michigan Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/41	1,000	1,178
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	1,014
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,181
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	2,147

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	500	520
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	500	519
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,243
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,519
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	1,000	1,036
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund) Prere.	5.000%	10/1/22	500	518
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	1,187
	Michigan Finance Authority Revenue (Trinity Health Credit Group) Prere.	5.000%	12/1/22	8,155	8,508
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	1,860	2,025
	Michigan State Trunk Line Fund (Rebuilding Michigan Program)	4.000%	11/15/39	5,000	6,027
	Michigan State Trunk Line Fund Bonds (Rebuilding Michigan Program)	4.000%	11/15/38	3,170	3,875
	Michigan State Trunk Line Fund Bonds (Rebuilding Michigan Program)	4.000%	11/15/40	5,000	6,087
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,458
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,469
[15]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,913
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,450	1,592
[15]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,257
[15]	Saline MI Area Schools GO	5.000%	5/1/23	1,100	1,168
	University of Michigan Revenue	5.000%	4/1/32	2,020	2,452
[3]	University of Michigan Revenue	5.000%	11/15/32	590	777
[3]	University of Michigan Revenue	5.000%	11/15/33	200	263
[3]	University of Michigan Revenue	5.000%	11/15/38	350	455
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	1,015
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,514
					118,376
Minnesota (0.4%)
	Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	2,010	2,017
	Duluth MN Economic Development Authority Revenue (Benedictine Health System)	4.000%	7/1/31	1,625	1,769
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	435
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	427
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	527
	Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	1,948
	Minnesota GO	5.000%	8/1/22	1,500	1,542
	Minnesota GO	5.000%	8/1/24	1,615	1,806
	Minnesota GO	5.000%	8/1/25	1,500	1,741
	Minnesota GO	5.000%	8/1/25	2,170	2,518
	Minnesota GO	5.000%	8/1/27	1,005	1,165
	Minnesota GO	5.000%	8/1/28	3,000	3,793
	Minnesota GO	5.000%	9/1/30	1,235	1,522
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	659

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota Housing Finance Agency (Housing Infrastructure)	4.000%	8/1/36	1,500	1,801
Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	862	879
Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,833
Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,207
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,297
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/26	385	405
St. Francis MN Independent School District No. 15 GO	5.000%	2/1/27	485	509
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/29	515	533
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/30	550	569
St. Francis MN Independent School District No. 15 GO	4.000%	2/1/32	775	801
University of Minnesota Revenue	5.000%	4/1/23	1,115	1,181
West St. Paul MN Independent School District No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,157
White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,275
				36,316
Mississippi (0.7%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue VRDO	0.090%	1/3/22	22,410	22,410
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	0.090%	1/3/22	2,050	2,050
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	0.090%	1/3/22	9,840	9,840
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	0.090%	1/3/22	1,465	1,465
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	0.090%	1/3/22	5,245	5,245
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	0.090%	1/3/22	2,600	2,600
Mississippi Development Bank Special Obligation Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,567
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/27	500	611
Mississippi Development Bank Special Obligation Revenue (Rankin County School District)	5.000%	6/1/30	1,765	2,126
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,854
Mississippi GO	4.000%	10/1/38	2,000	2,365
Mississippi GO Prere.	5.000%	11/1/25	1,000	1,171
Mississippi GO Prere.	5.000%	11/1/26	115	139
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	1,033
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	792
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	330
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,229

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,132
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,000	2,483
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	700
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	625
	Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,075
					62,842
Missouri (0.5%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	2,139
[4]	Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,953
[3]	Columbia MO Water & Electric System Revenue	3.000%	10/1/31	1,285	1,414
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,334
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,693
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,372
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,257
	Kansas City MO Special Obligation Bonds (Missouri Projects)	5.000%	4/1/34	1,000	1,297
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,621
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	635
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,757
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,069
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	938
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,480	1,639
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,303
	Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	1,216
	Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	2,300	2,627
	Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	2,100	2,612
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.500%	1/1/39	2,865	3,078
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,269
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,681
	Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/23	1,000	1,052
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,633

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,191
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,945
[3]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	779
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,143
					44,647
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	981
Multiple States (0.2%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,545	1,654
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,960	2,083
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,935	2,055
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,370	1,460
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	479	552
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,275	1,360
	Nuveen Municipal Income Fund VRDO	0.300%	1/3/22	5,000	5,000
					14,164
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	302
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,205
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,000	1,463
[2]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	7,315	8,121
	District Energy Corp. NB Facility Revenue	5.000%	7/1/32	810	1,075
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	135	139
	Lincoln NE Electric System Revenue Prere.	5.000%	9/1/22	275	284
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	345	349
	Nebraska Public Power District Revenue	5.000%	1/1/23	1,500	1,571
	Nebraska Public Power District Revenue	5.000%	1/1/30	180	180
	Nebraska Public Power District Revenue	5.000%	1/1/30	820	820
	Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,500
	Nebraska Public Power District Revenue	4.250%	1/1/35	5,615	5,615
	Nebraska Public Power District Revenue	5.000%	1/1/38	2,595	3,367
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,662
	Omaha NE Public Power District Electric Revenue Prere.	5.000%	2/1/22	4,500	4,516
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,820
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,181
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,923
					38,093

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nevada (0.6%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	662
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,475
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center) Prere.	5.000%	9/1/22	4,240	4,371
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	2,095	2,677
	Clark County NV GO	4.000%	6/1/32	1,505	1,737
	Clark County NV GO	4.000%	7/1/32	2,190	2,532
	Clark County NV GO	5.000%	7/1/33	1,000	1,045
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,743
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,297
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/31	1,100	1,403
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,000	1,010
[3]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,669
[3]	Clark County NV School District GO	4.000%	6/15/33	1,820	2,089
[8]	Clark County NV School District GO	3.000%	6/15/34	1,000	1,101
[8]	Clark County NV School District GO	3.000%	6/15/37	1,000	1,094
	Clark County NV School District GO	3.000%	6/15/38	1,000	1,084
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,720
[3]	Clark County NV School District GO	4.000%	6/15/40	850	1,006
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,321
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,287
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,205
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,259
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,885
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,585
	Nevada GO	5.000%	4/1/22	1,740	1,760
	Nevada GO	5.000%	11/1/23	1,465	1,589
	Nevada GO	5.000%	11/1/25	1,015	1,164
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,909
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	293
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	299
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	297
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	297
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,781
					53,646
New Hampshire (0.1%)
	National Finance Authority NH Revenue	5.000%	8/15/30	1,500	1,931
	National Finance Authority NH Revenue	4.125%	1/20/34	2,531	3,013
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,855	3,346
					8,290

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey (1.8%)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,523
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,710
[8]	City of Newark NJ The Board of Education New Jersey School Energy Savings Obligation Refunding Bonds	5.000%	7/15/29	375	476
[8]	City of Newark NJ The Board of Education New Jersey School Energy Savings Obligation Refunding Bonds	5.000%	7/15/30	375	485
[3]	Clifton NJ Board of Education School Bonds Revenue	2.000%	8/15/34	1,500	1,495
	County of Hudson NJ General Improvement Revenue	3.000%	11/15/31	2,615	2,915
	County of Hudson NJ General Improvement Revenue	2.125%	11/15/36	1,000	1,001
[3]	Cumberland County NJ Improvement Authority GO Prere.	5.000%	9/1/24	4,000	4,490
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	2,413
	Morris County NJ Improvement Authority School District Revenue (Morris Hills Regional District Project) Prere.	5.000%	10/1/22	510	528
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,146
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/27	1,500	1,823
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/28	1,750	2,174
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/29	1,000	1,270
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	1,000	1,213
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	1,420	1,617
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,066
[5]	New Jersey Economic Development Authority Revenue	5.250%	9/1/23	2,000	2,158
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	560	646
	New Jersey Economic Development Authority Revenue	5.500%	6/15/29	2,000	2,437
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,415
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	583
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,632
[10]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	483
[10]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	114
[10]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,249
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,204
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	874
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22	5,095	5,218
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,723
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	992
	New Jersey GO	2.000%	6/1/31	1,295	1,316
	New Jersey GO	2.000%	6/1/32	1,230	1,233
	New Jersey GO	2.000%	6/1/35	1,000	993
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	538
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	157

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,024
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/38	1,000	1,211
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health) Prere.	5.000%	7/1/22	900	921
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,180
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,771
[2]	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health Inc.) VRDO	0.060%	1/5/22	300	300
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,491
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,796
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	728
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,642
[4]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/31	1,000	1,288
[4]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/33	1,000	1,304
[4]	New Jersey Transportation Trust Fund Authority Program Bonds	5.000%	6/15/34	600	778
	New Jersey Transportation Trust Fund Authority Program Bonds	4.000%	6/15/37	1,000	1,168
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,228
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,597
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,239
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,374
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,369
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,244
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/30	1,000	1,282
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/31	1,000	1,307
[10,17]	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/31	165	140
	New Jersey Transportation Trust Fund Authority System Bonds	5.000%	6/15/32	1,000	1,303
[3]	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/32	1,000	816
	New Jersey Transportation Trust Fund Authority System Bonds	0.000%	12/15/34	1,000	756
	New Jersey Transportation Trust Fund Authority System Bonds	4.000%	6/15/35	500	591
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29	1,615	1,649
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,726

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,257
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,380
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	664
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,128
[9]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,884
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	6,461
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	1,000	832
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	789
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	589
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,233
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,245
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,906
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,198
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,228
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/22	1,000	1,000
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,190	1,247
	New Jersey Turnpike Authority Revenue Prere.	5.000%	1/1/23	1,185	1,242
[2,5]	New Jersey Turnpike Authority Revenue TOB VRDO	0.220%	1/6/22	5,650	5,650
[3]	North Hudson Sewerage Authority Revenue	5.000%	6/1/36	1,320	1,873
	North Hudson Sewerage Authority Revenue Prere.	5.000%	6/1/22	10,000	10,196
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,124
	South Jersey Transportation Authority New Jersey Transportation System Revenue Prere.	5.000%	11/1/22	500	520
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	2,154
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	140	142
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,878
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	685	839
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,220
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	450	544
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,807
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,203
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,210
	Toms River NJ Board of Education GO	3.000%	7/15/33	3,570	3,789
					158,965
New Mexico (0.4%)
	Albuquerque NM GO	5.000%	7/1/23	6,000	6,424
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/22	290	298
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	285
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	1,012

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,568
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,650
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,291
	New Mexico Finance Authority Transportation Revenue	4.000%	6/15/26	2,000	2,033
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,161
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/29	1,500	1,927
	New Mexico GO (Capital Projects)	5.000%	3/1/30	3,050	3,989
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services)	5.000%	8/1/28	1,520	1,743
[2]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	914
	New Mexico State Severance Tax Bonds	5.000%	7/1/23	5,000	5,351
	New Mexico State Severance Tax Bonds	5.000%	7/1/24	1,000	1,114
	New Mexico State Severance Tax Bonds	5.000%	7/1/25	1,000	1,154
	Rio Rancho NM Public School District No. 94 GO	4.000%	8/1/22	3,675	3,755
					36,669
New York (7.6%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	967
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/30	700	826
	Brooklyn Arena Local Development Corp. NY Pilot Revenue Refunding (Barclays Center)	5.000%	7/15/42	690	795
[3]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,661
	Carmel NY Board	1.250%	9/30/22	1,669	1,682
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	227
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	272
	East Islip NY Union Free School District	1.000%	6/29/22	1,000	1,004
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	614
[3]	Hempstead NY GO	4.000%	4/1/29	1,420	1,572
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,862
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,791
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	620
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/24	130	134
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,185	1,553
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,095	1,380
	Long Island NY Power Authority Electric System Revenue PUT	1.500%	9/1/26	1,360	1,394
	Metropolitan Transportation Authority NY BAN	5.000%	5/15/22	9,100	9,258
	Metropolitan Transportation Authority NY Revenue	3.000%	11/1/22	2,000	2,045
	Metropolitan Transportation Authority NY Revenue	5.000%	2/1/23	7,000	7,350
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,183
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,391
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,307
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	4,149
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,887
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	3,051
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	927
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	2,170	2,514

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	618
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/22	8,095	8,413
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,708
[3,11]	Metropolitan Transportation Authority NY Revenue, SOFR + 0.550% PUT	0.584%	4/1/24	500	501
[2]	Metropolitan Transportation Authority NY Revenue VRDO	0.060%	1/3/22	3,500	3,500
[2]	Metropolitan Transportation Authority NY Revenue VRDO	0.060%	1/3/22	8,900	8,900
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,386
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,871
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	695
	Monroe County NY Industrial Development Revenue (University of Rochester Project)	5.000%	7/1/23	2,000	2,141
	Nassau County NY GO	5.000%	4/1/23	1,000	1,059
	New York City NY GO	5.000%	8/1/22	705	725
	New York City NY GO	5.000%	8/1/22	1,290	1,326
	New York City NY GO	5.000%	8/1/23	400	411
	New York City NY GO	5.000%	8/1/23	1,505	1,617
	New York City NY GO	5.000%	8/1/24	1,000	1,118
	New York City NY GO	5.000%	8/1/25	770	773
	New York City NY GO	5.000%	8/1/25	1,245	1,443
	New York City NY GO	5.000%	8/1/25	1,310	1,519
	New York City NY GO	5.000%	8/1/25	1,000	1,159
	New York City NY GO	5.000%	6/1/26	2,450	2,821
	New York City NY GO	5.000%	8/1/26	1,000	1,051
	New York City NY GO	5.000%	8/1/26	80	82
	New York City NY GO	5.000%	8/1/28	5,000	6,293
	New York City NY GO	5.000%	11/1/29	5,000	6,467
	New York City NY GO	5.000%	8/1/30	1,000	1,073
	New York City NY GO	5.000%	12/1/32	1,755	2,109
	New York City NY GO	5.000%	12/1/32	1,000	1,263
	New York City NY GO	5.000%	12/1/33	1,775	2,132
	New York City NY GO	5.000%	8/1/34	1,000	1,299
	New York City NY GO	4.000%	8/1/35	1,000	1,218
	New York City NY GO	5.000%	12/1/35	1,120	1,341
	New York City NY GO	4.000%	8/1/36	1,000	1,214
	New York City NY GO	4.000%	8/1/37	2,000	2,353
	New York City NY GO	4.000%	10/1/37	2,690	3,174
	New York City NY GO	3.000%	3/1/41	1,210	1,304
	New York City NY GO Prere.	5.000%	8/1/22	420	432
	New York City NY GO Prere.	5.000%	3/1/23	1,490	1,573
[2]	New York City NY GO VRDO	0.060%	1/3/22	13,300	13,300
[2]	New York City NY GO VRDO	0.060%	1/3/22	7,600	7,600
[2]	New York City NY GO VRDO	0.060%	1/3/22	3,865	3,865
[2]	New York City NY GO VRDO	0.060%	1/3/22	7,700	7,700
[2]	New York City NY GO VRDO	0.070%	1/3/22	5,600	5,600
[2]	New York City NY GO VRDO	0.070%	1/3/22	12,000	12,000
[2]	New York City NY GO VRDO	0.080%	1/3/22	400	400
[2]	New York City NY GO VRDO	0.080%	1/3/22	700	700
[2]	New York City NY GO VRDO	0.090%	1/3/22	2,000	2,000
	New York City NY GO VRDO	0.150%	1/3/22	400	400

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY GO VRDO	0.160%	1/3/22	600	600
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,072
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,164
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	2,024
[18]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	400
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	800	800
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,067
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	1,043
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	2,155
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	2,167
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	1,350	1,557
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	5,351
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	1,100	1,422
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,230
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,327
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,856
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,228
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/39	1,000	1,219
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,372
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	3,158
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.050%	1/3/22	15,350	15,350
[2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	1/3/22	2,350	2,350
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/24	550	564
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	2,000
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,310
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,221
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/32	250	256
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	2,031
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	2,046

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/41	2,500	2,942
	New York City NY Transitional Finance Authority Building AID Revenue ETM	5.000%	7/15/24	3,430	3,833
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	1,140	1,186
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,544
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	902
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	500	525
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	300	305
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	500	520
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,528
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	500	520
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,746
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	500	508
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,615
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	2,032
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,818
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,529
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,854
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	3,019
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	2,026
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,904
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,422
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,185
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	2,038
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	2,500	2,650
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,895
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,000	1,180
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,327
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	1/3/22	6,500	6,500
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	1/3/22	11,430	11,430

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.060%	1/3/22	7,875	7,875
[2]	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.080%	1/3/22	4,800	4,800
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,605
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,518
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	1,200	1,591
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	1,218
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,901
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	3,424
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	303
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,741
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,992
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/39	1,330	1,671
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,622
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	1,078
[2,5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	0.120%	1/6/22	4,300	4,300
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,874
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	7,125
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	2,069
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,677
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,622
[2]	New York City Water & Sewer System Revenue VRDO	0.070%	1/3/22	400	400
[2]	New York City Water & Sewer System Revenue VRDO	0.070%	1/3/22	9,000	9,000
[2]	New York City Water & Sewer System Revenue VRDO	0.080%	1/3/22	8,900	8,900
[2]	New York City Water & Sewer System Revenue VRDO	0.080%	1/3/22	1,300	1,300
[2]	New York City Water & Sewer System Revenue VRDO	0.090%	1/3/22	3,300	3,300
[2]	New York City Water & Sewer System Revenue VRDO	0.090%	1/3/22	1,620	1,620
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	529
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,500
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,500	1,511
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,453
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,519
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,424

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	970
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	2,050	2,106
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	1,000	1,009
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	500	518
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	945	1,334
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,045	1,132
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,448
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,316
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,973
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,653
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	1,330	1,379
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	11/15/22	820	854
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	607
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	3,169
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	3/1/22	3,000	3,023
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	819
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,768
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,259
[9]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	560
[9]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	622
	New York State Dormitory Authority Revenue	5.000%	7/1/31	1,000	1,326
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	1,070
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,144
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,143
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	2,299
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	677
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	830	835
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	625	653
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	840	845
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	720	753

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/27	1,700	1,913
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,317
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,235
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	6,407
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,194
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,455	2,783
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	5,000	6,667
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	500	505
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	2,000	2,656
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,261
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	300	302
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,905	2,178
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,191
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,141
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,849
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,654
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	3,000	3,643
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	3,000	3,609
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	3,699
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,358
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,421
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	3,255
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	3,247
	New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,713
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	170	171
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/22	160	161
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	12/15/22	840	878
[4]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	244
[4]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	261

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	292
[4]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	303
[4]	New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	328
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,295	1,484
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,230	1,423
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,789
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	2,139
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,641
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,379
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,847
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,657
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	1,150
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/29	305	396
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/22	2,075	2,120
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,069
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25	500	511
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,833
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	2,000	2,013
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	874
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	3,500	3,673
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	1,075	1,114
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,470	2,666
	New York State Thruway Authority General Revenue	4.000%	1/1/42	2,000	2,388
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,317
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,329
[10]	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22	530	536
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,460
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	5,000	5,510
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,830	3,238
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	1,930	2,122
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	10,000	12,505
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,112
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,645
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,359

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,567
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,404
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,402
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	5,904
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/39	3,000	3,628
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	3,234
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	2,500	2,688
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	2,023
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,532
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,935
	Southold NY Suffolk County	1.250%	9/22/22	1,938	1,952
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,515
[4]	Suffolk County NY Refunding Bonds	5.000%	6/15/29	745	925
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	2,254
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	2,091
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds	3.000%	5/15/32	490	561
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds PUT	2.000%	5/15/26	1,000	1,046
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds PUT	2.000%	5/15/28	1,000	1,061
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	1,500	1,631
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	917
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,324
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,305
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,213
[11]	Triborough Bridge & Tunnel Authority New York Revenue, SOFR + 0.380% PUT	0.414%	2/1/24	150	150
[2]	Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.090%	1/3/22	100	100
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,682
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	1,600	1,740
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,278
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,868
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	252
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,238
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,703
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,793
					668,663
North Carolina (0.6%)
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	330	345

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cary NC Combined Enterprise System Revenue Prere.	5.000%	12/1/22	170	177
	Cary NC GO	5.000%	9/1/22	1,000	1,032
	Charlotte GO	5.000%	6/1/30	1,325	1,754
	Charlotte NC International Airport Revenue	4.000%	7/1/38	1,250	1,516
	Charlotte NC Refunding Certificate of Participation (Transit Projects)	5.000%	6/1/30	1,000	1,313
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,737
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	5.000%	12/1/31	1,000	1,344
	Durham County NC GO	4.000%	6/1/25	2,460	2,757
	Mecklenburg County NC GO	5.000%	3/1/26	1,085	1,286
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	2,154
	North Carolina GAN	5.000%	3/1/25	1,055	1,205
	North Carolina GAN	5.000%	3/1/27	1,015	1,153
	North Carolina GO	5.000%	5/1/22	360	366
	North Carolina GO	5.000%	6/1/23	2,030	2,166
	North Carolina GO	3.000%	5/1/33	1,000	1,131
	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	2,785	2,993
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	905
	North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,032
	North Carolina Medical Care Commission Hospital (Moses Cone Health System) VRDO	0.100%	1/6/22	2,025	2,025
	North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	850	866
	North Carolina State Grant Anticipation Revenue	5.000%	3/1/28	1,000	1,248
	North Carolina State Limited Obligation	5.000%	5/1/25	3,590	4,128
[3]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	37
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,273
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	180	186
	Orange County NC Public Facilities Co. Revenue Prere.	5.000%	10/1/22	320	331
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	473
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,741
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,178
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	381
	Wake County NC GO	5.000%	3/1/23	2,145	2,265
	Wake County NC GO	5.000%	4/1/23	1,000	1,060
	Wake County NC GO	4.000%	5/1/30	2,000	2,096
	Western California University General Revenue	3.000%	4/1/36	1,480	1,612
[4]	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	553
[4]	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	645
					49,464
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,405
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	562
[3]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	1,060
					3,027
Ohio (1.4%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,401

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,596
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,509
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,319
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,045	1,250
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project) Prere.	5.250%	2/15/22	570	573
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Projects)	5.000%	2/15/42	3,000	3,016
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,206
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	390
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	473
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	315
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,456
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	1,000	1,162
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/55	2,855	3,316
	Butler County OH Hospital facilities Revenue (Cincinnati Children's Hospital Medical Center)	5.000%	5/15/32	2,000	2,712
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	811
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	431
	Cleveland OH Municipal School District GO	5.000%	12/1/28	1,000	1,063
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	370
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	435
[3]	Columbus OH City School District GO	0.000%	12/1/29	1,000	887
	Columbus OH GO	4.000%	8/15/26	1,730	1,945
	Columbus OH GO Prere.	5.000%	7/1/22	535	548
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	1,168
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,532
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	556
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,178
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	639
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,874
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	802
	Franklin County OH Hospital Revenue (Nationwide Children's Hospital)	5.000%	11/1/31	1,000	1,325
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,416
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	1,045
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	780
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,194

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	1,100	1,238
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	1,032
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	981
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	1,139
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,856
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	3,196
	North Royalton OH City School District GO	5.000%	12/1/26	300	346
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,606
	Ohio (Treasurer Of State)	5.000%	4/1/36	775	1,015
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,958
	Ohio Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/22	750	753
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,310
	Ohio Common Schools GO Prere.	5.000%	6/15/22	1,000	1,022
[4]	Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	428
	Ohio GO	5.000%	5/1/23	1,870	1,988
	Ohio GO	5.000%	8/1/23	500	514
	Ohio GO	5.000%	8/1/24	500	559
	Ohio GO	5.000%	11/1/24	1,675	1,892
	Ohio GO	5.000%	2/1/27	1,000	1,175
	Ohio GO	5.000%	6/15/27	3,425	3,613
	Ohio GO	5.000%	5/1/33	1,010	1,258
	Ohio GO	5.000%	3/1/35	1,000	1,205
	Ohio GO	5.000%	3/15/36	1,005	1,101
	Ohio GO	5.000%	3/1/38	2,000	2,401
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,740
	Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	585	610
[2]	Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	0.070%	1/3/22	1,445	1,445
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,877
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,210
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,652
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,795
	Ohio Revenue (Infrastructure Project)	5.000%	12/15/23	1,000	1,090
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	1,095
	Ohio State Common Schools GO	5.000%	6/15/23	500	534
	Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,556
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	132
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	616
	Ohio State University General Receipts Revenue	5.000%	12/1/30	1,370	1,824
	Ohio State University General Receipts Revenue	4.000%	12/1/40	1,760	2,146
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,030	1,083
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,600

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,824
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,240
Penta Career Center Ohio COP	5.250%	4/1/23	125	127
Revere OH Local School District GO Prere.	5.000%	6/1/22	1,000	1,020
Revere OH Local School District GO Prere.	5.000%	6/1/22	665	678
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	550	559
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	255	259
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	254
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	260	264
Winton Woods City OH School District GO Prere.	5.000%	5/1/22	250	254
				119,763
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,295
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,512
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,272
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	1,154
Oklahoma City OK GO	5.000%	3/1/24	525	527
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist Medical Center)	4.000%	8/15/38	1,000	1,092
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,846
Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	566
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,345
Tulsa County OK Independent School District No. 4 Bixby GO	4.000%	7/1/23	2,000	2,112
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,857
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	301
				15,879
Oregon (0.4%)
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,386
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	648
Deschutes County OR Public Library District GO	4.000%	6/1/23	575	605
Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	1,124
Medford Hospital Facilities Authority Revenue	5.000%	8/15/35	1,000	1,285
Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,166
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,521
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/39	2,175	2,785
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,172
Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/31	450	518
Oregon Facilities Authority Revenue (Reed College Projects)	4.000%	7/1/32	450	517
Oregon GO	5.000%	5/1/23	500	508

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon GO	4.000%	6/1/23	790	832
	Oregon GO	5.000%	6/1/35	1,000	1,334
	Oregon Health & Science University Revenue PUT	5.000%	2/1/32	1,000	1,333
	Portland OR Community College District GO	5.000%	6/15/22	7,745	7,913
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,958
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	550	631
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	571
	Tri-County Metropolitan Transportation District of Oregon Revenue	4.000%	9/1/40	5,645	6,228
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,580
					35,615
Pennsylvania (2.3%)
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,175
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,224
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,222
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,220
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	568
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,221
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,886
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	567
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,014
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	293
[4]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	500	631
[8]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,169
[8]	Armstrong PA School District GO	5.000%	3/15/27	995	1,206
[8]	Armstrong PA School District GO	5.000%	3/15/29	920	1,171
	Bethlehem Area School District GO	5.000%	11/15/23	1,835	1,992
[11]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties), SOFR + 0.350% PUT	0.384%	11/1/25	100	100
[11]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties), SOFR + 0.350% PUT	0.384%	11/1/25	105	105
[11]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties), SOFR + 0.350% PUT	0.384%	11/1/25	100	100
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	935
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,450	1,872
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	3,631
	Chester County PA GO Prere.	5.000%	11/15/22	750	781
[8]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	311

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	354
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	386
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	591
[5]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	980
	Dauphin County PA GO	5.000%	11/15/27	2,055	2,537
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	272
[9]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	1,260	1,608
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,113
	Easton PA Area School District GO	4.000%	4/1/28	580	689
[8,9]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	81
[8,9]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,133
[8]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	1,117
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,272
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,245
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	246
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,442
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	3,057
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	780	793
[3]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,155
	Manheim Township PA School District GO	5.000%	2/1/30	830	957
	Manheim Township PA School District GO	4.000%	5/1/35	550	645
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.250%	2/15/42	2,500	2,558
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/42	1,425	1,466
	Montgomery County PA Higher Education & Health Authority Hospital Revenue (Abington Memorial Hospital) Prere.	5.000%	6/1/22	500	510
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,902
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,062
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,131
	Montgomery County PA Industrial Development Authority Retirement Community Revenue (ACTS Retirement- Life Communities Obligated Group) Prere.	5.000%	5/15/22	1,250	1,272
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,215

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,474
	Pennsylvania COP	5.000%	7/1/26	500	589
	Pennsylvania COP	5.000%	7/1/27	500	603
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,262
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,846
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	999
	Pennsylvania GO	5.000%	8/15/23	2,265	2,436
	Pennsylvania GO	5.000%	1/1/24	1,500	1,637
	Pennsylvania GO	5.000%	8/15/24	500	559
	Pennsylvania GO	5.000%	1/1/26	3,295	3,867
	Pennsylvania GO	5.000%	9/15/26	1,500	1,800
	Pennsylvania GO	5.000%	7/15/28	4,975	6,269
	Pennsylvania GO	4.000%	1/1/29	3,000	3,450
[3]	Pennsylvania GO	4.000%	8/15/30	1,000	1,124
	Pennsylvania GO	5.000%	3/15/32	8,000	9,099
	Pennsylvania GO	5.000%	10/15/32	1,000	1,081
[3]	Pennsylvania GO	4.000%	3/1/33	1,110	1,302
	Pennsylvania GO	4.000%	5/15/33	2,080	2,564
[3]	Pennsylvania GO	4.000%	3/1/34	1,670	1,957
	Pennsylvania GO	4.000%	3/1/36	1,000	1,153
	Pennsylvania GO	3.000%	5/15/36	1,000	1,107
	Pennsylvania GO	4.000%	3/1/37	1,000	1,151
[8]	Pennsylvania GO	4.000%	3/1/37	1,000	1,158
	Pennsylvania GO	2.000%	5/15/38	1,390	1,371
	Pennsylvania GO	2.000%	5/15/39	1,000	982
	Pennsylvania GO	2.000%	5/15/40	1,540	1,506
	Pennsylvania GO	2.000%	5/15/41	1,430	1,390
	Pennsylvania Higher Educational Facilities Authority Revenue (Temple University) Prere.	5.000%	4/1/22	500	506
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/31	1,000	1,281
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/36	1,295	1,482
[4]	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	766
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,515
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,227
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,144
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	757
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	1,188
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,190
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,977
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,290
[3]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,943
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	901
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,668
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,936
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,279

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	300	345
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,808
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,262
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,596
[3]	Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33	1,760	2,178
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,761
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,995
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,256
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	2,545	3,330
	Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,300	1,697
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/39	1,250	1,511
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,947
	Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	1,000	1,135
	Perkiomen Valley School District Pennsylvania GO	4.000%	2/15/31	2,465	2,684
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,922
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	705	800
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,154
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,116
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,138
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,191
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,886
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,182
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,567
	Philadelphia PA GO	4.000%	5/1/39	3,000	3,580
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,149
	Philadelphia PA School District GO	5.000%	9/1/31	940	1,083
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,113
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,500	3,256
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,223
[3]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,278
	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/22	1,200	1,237
[3]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,274
[3,11]	Pittsburgh PA Water & Sewer Authority Revenue, SIFMA Municipal Swap Index Yield + 0.650% PUT	0.750%	12/1/23	350	352
	Pittsburgh School District GO	4.000%	9/1/35	1,670	1,942
[3]	Reading PA School District GO	5.000%	3/1/25	955	1,082
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	953
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	928
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,358
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,206
[8]	State Public School Building Authority Pennsylvania College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,211
[8]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,687

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	State Public School Building Authority Pennsylvania Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,931
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	4.000%	4/15/26	2,000	2,272
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	1,084
					204,629
Puerto Rico (0.2%)
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,214
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	274
[3,6]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,235
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	123	119
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	1,227
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,774	2,435
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	118
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,194	11,487
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,786	2,012
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	65	74
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,784
					21,979
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,223
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	586
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	257
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/32	425	565
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/36	200	264
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	580
	Rhode Island Health and Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,435
	Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	295	311
					6,221
South Carolina (0.6%)
	Beaufort County SC School District GO	5.000%	3/1/23	1,500	1,583
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	316
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	643
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	970
	Columbia SC Waterworks & Sewer System Revenue Prere.	5.000%	2/1/22	250	251
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,846
	Greenville County SC Special Source Revenue	5.000%	4/1/31	375	490
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	295
	Greenville SC Hospital Systems Facilities Revenue (Trustees Hospital)	5.000%	5/1/29	1,820	1,847

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,159
	Lexington & Richland County SC School District No. 5 GO	4.000%	3/1/30	2,760	3,407
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,162
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,741
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,135
[2]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	2,021
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	987
[10]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,574
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,979
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	1,000	1,202
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,626
	South Carolina GO	5.000%	4/1/27	1,160	1,419
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,078
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,814
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,285
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,568
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	547
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,216
	South Carolina Public Service Authority Revenue	4.000%	12/1/34	1,000	1,213
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,817
	South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	1,064
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,814
	South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	1,074
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	1,190
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,848
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,304
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	1,203
	South Carolina Public Service Authority Revenue	5.000%	12/1/38	1,125	1,220
	South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	1,200
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	1,192
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,621
[3]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	649
[4]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/35	580	757
[8]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,156
					57,483
South Dakota (0.1%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue Prere.	5.000%	6/1/23	2,000	2,133
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	3,006

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,489
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,396
					11,024
Tennessee (1.4%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,150
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives) Prere.	5.000%	1/1/23	1,500	1,569
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,686
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,150
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,934
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	4,406
	Jackson TN Hospital Project Revenue Prere.	5.000%	10/1/28	190	239
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,188
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	1,090
	Memphis TN GO	4.000%	6/1/31	1,000	1,139
	Memphis TN GO	4.000%	5/1/35	5,685	6,684
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	639
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/29	1,335	1,697
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	242
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Blakeford at Green Hills) Prere.	5.000%	7/1/22	500	511
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	365
	Montgomery County TN GO	5.000%	6/1/23	1,500	1,600
[12]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	318
[2]	Sevier County TN Public Improvement Building Authority Bonds VRDO	0.070%	1/3/22	8,600	8,600
[2,3]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	0.070%	1/3/22	24,600	24,600
	Sumner County TN Public Improvement Refunding Bonds GO	5.000%	6/1/23	7,245	7,734
[2]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,090	5,672
	Tennergy Corp. TN Gas Revenue PUT	4.000%	9/1/28	5,540	6,472
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	8,320	10,691
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,835	1,892
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,800	1,960
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	1,031
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,215
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,397

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	5/1/23	4,040	4,202
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	1,625	1,793
	Tennessee GO	5.000%	8/1/22	1,475	1,516
	Tennessee GO	4.000%	8/1/28	4,850	5,439
	Tennessee GO	5.000%	11/1/29	4,750	6,210
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,161
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/33	50	61
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	12
	Williamson County TN GO Prere.	4.000%	5/1/23	1,320	1,386
					122,651
Texas (5.5%)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,471
[19]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,220
[19]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	708
[19]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,241
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	508
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	378
[8]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,388
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,711
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,347
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,507
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,150
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,803
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	1,525	2,061
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,196
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,452
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,275
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,060
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,106
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	97
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	276
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	171
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,297
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	900	1,175
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	2,272
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,293
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	472
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	1/1/23	565	591
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	999
[19]	Clear Creek TX Independent School District PUT	0.280%	8/15/24	500	497
[19]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	1,095
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	3,008
[19]	Comal Texas Independent School District	4.000%	2/1/39	5,000	5,300
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	335
	Corpus Christi TX General Improvement Refunding	5.000%	3/1/25	1,300	1,478
	Dallas County TX Community College District GO	5.000%	2/15/26	1,000	1,170
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,659

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/22	500	522
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,957
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,129
[19]	Dallas TX Independent School District	5.000%	2/15/30	2,200	2,490
[19]	Dallas TX Independent School District GO	4.000%	2/15/29	2,265	2,498
	Dallas TX Waterworks & Sewer System Revenue	4.000%	10/1/31	1,675	1,985
	Dallas TX Waterworks & Sewer System Revenue ETM	5.000%	10/1/22	210	211
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,088
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,725	4,879
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,210
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,439
[19]	Dickinson TX Independent School District Revenue PUT	0.250%	8/1/23	1,000	997
[19]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,076
	El Paso TX Combination Tax & Revenue Bonds	4.000%	8/15/33	455	551
	El Paso TX GO	5.000%	8/15/28	750	944
	El Paso TX GO	5.000%	8/15/29	575	740
	El Paso TX GO	5.000%	8/15/31	850	1,085
	El Paso TX GO	4.000%	8/15/34	1,000	1,191
	El Paso TX GO	3.000%	8/15/37	765	847
[19]	El Paso TX Independent School District Revenue	5.000%	8/15/42	5,000	5,827
[19]	Forney TX Independent School District	4.000%	8/15/35	1,000	1,231
[8]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding)	3.000%	4/1/35	435	472
	Fort Bend TX Grand Parkway Toll Road Authority Ltd.	5.000%	3/1/29	250	318
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,271
	Fort Worth TX Water & Sewer Revenue	2.000%	2/15/23	5,000	5,100
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,622
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	838
[19]	Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,031
[19]	Goose Creek TX Consolidated Independent School District PUT	0.150%	10/3/22	350	350
[19]	Goose Creek TX Consolidated Independent School District PUT	0.600%	8/17/26	400	395
[12]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,799
	Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,623
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	978
[19]	Gregory-Portland Independent School District	4.000%	2/15/30	2,000	2,383
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	216
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	151
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/41	130	140
	Gulf Coast Industrial Development Authority TX Revenue VRDO	0.090%	1/3/22	4,640	4,640
[8]	Harlandale TX Independent School District PUT	2.000%	8/15/24	100	101
	Harris County Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	1,093
[11]	Harris County Cultural Education Facilities Finance Corp. Revenue, 1M USD LIBOR + 0.650% PUT	0.719%	7/1/24	500	502
	Harris County Cultural Education Facilities Finance Corp. Revenue VRDO	0.080%	1/3/22	4,585	4,585
[2]	Harris County Cultural Education Facilities Finance Corp. Revenue VRDO	0.080%	1/3/22	7,100	7,100

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Flood Control District Improvement Refunding Bonds	4.000%	10/1/38	2,810	3,384
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,233
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,652
	Harris County TX GO	5.000%	8/15/22	1,960	2,018
	Harris County TX GO	5.000%	8/15/32	1,025	1,055
	Harris County TX GO	5.000%	10/1/36	1,200	1,390
	Harris County TX GO	5.000%	10/1/40	2,470	2,845
	Harris County TX Permanent Improvement Refunding Bonds	5.000%	10/1/23	2,900	3,141
	Harris County TX Permanent Improvement Refunding Bonds	4.000%	10/1/38	1,250	1,540
	Harris County TX Toll Road Revenue	5.000%	8/15/32	515	530
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,994
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,180
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,380
	Houston TX Airport System Revenue	5.000%	7/1/31	195	242
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	2,126
	Houston TX GO	5.000%	3/1/27	1,000	1,215
	Houston TX GO	4.000%	3/1/35	1,500	1,705
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	551
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,195
[19]	Houston TX Independent School District PUT	3.000%	6/1/24	300	318
[19]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	2,060
	Houston TX Public Improvement Refunding Bonds	4.000%	3/1/34	580	706
	Houston TX Public Improvement Refunding Bonds	4.000%	3/1/35	660	800
	Houston TX Refunding Public Improvement Bonds	3.000%	3/1/36	1,010	1,128
	Houston TX Utility System Revenue	4.000%	11/15/23	1,250	1,335
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,287
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,630
	Houston TX Utility System Revenue	5.000%	11/15/26	900	1,088
	Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,146
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,124
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,317
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	1,278
[19]	Katy TX Independent School District GO	4.000%	2/15/27	275	286
[19]	Katy TX Independent School District GO	4.000%	2/15/28	375	390
[19]	Klein TX Independent School District	5.000%	8/1/25	4,480	5,179
[19]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,422
[19]	Klein TX Independent School District GO	4.000%	2/1/45	1,000	1,085
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	544
[19]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,552
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,119
[19]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,773
[19]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,434
[19]	Liberty Hill TX Independent School District (School Building Bonds)	4.000%	2/1/42	2,000	2,174
	Lone Star College System Texas GO	5.000%	2/15/26	3,100	3,655
	Lone Star College System Texas GO	5.000%	2/15/28	5,500	6,443
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/37	1,330	1,353
[3,4]	Lower Colorado River Authority Texas Revenue	5.000%	5/15/41	1,470	1,898

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,373
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,106
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,379
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,389
	Lower Neches Valley Authority Industrial Development Corp. TX Revenue VRDO	0.050%	1/3/22	14,875	14,875
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,985
	Lubbock TX GO Prere.	5.000%	2/15/22	500	503
[19]	Mansfield TX Independent School District GO Prere.	4.000%	2/15/23	1,265	1,319
[19]	Mansfield TX Independent School District GO Prere.	5.000%	2/15/23	1,250	1,317
[19]	McKinney TX Independent School District Unlimited Building (Collin County)	5.000%	2/15/22	250	251
[20]	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	220	172
[19]	Mesquite TX Independent School District GO	4.000%	8/15/30	1,155	1,292
[19]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	1,039
	Montgomery TX GO	4.000%	3/1/30	1,840	2,170
[19]	Montgomery TX Independent School District Refunding Bonds	4.000%	2/15/45	2,000	2,174
	New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue (Morningside Ministries Project)	6.250%	1/1/33	1,640	1,702
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,203
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,131
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	981
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	212
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	232
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	275
[19]	North East TX Independent School District GO	5.250%	2/1/22	580	582
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,731
[8]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	621
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	834
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	647
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/22	1,495	1,525
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,658
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,735

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	1,645	1,697
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	1,025	1,104
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,620
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,615
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,109
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,858
[6]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	929
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,408
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	625
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	2,047
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,686
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,943
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,190
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,149
[3]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,716
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,187
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,468
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,232
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	1,203
[19]	Northside TX Independent School District	4.000%	8/15/33	1,125	1,376
[19]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,354
[19]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,483
[19]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	1,001
[19]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,146
[19]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,889
[19]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	2,009
[19]	Palestine Independent School District GO	5.000%	2/15/29	1,860	2,170
	Pasadena TX GO	4.000%	2/15/28	1,000	1,104
	Pearland TX GO	4.000%	3/1/32	1,095	1,257
	Pearland TX GO	4.000%	3/1/33	910	1,043
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	276
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	391
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,418
[19]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,827
	Port Authority of Houston of Harris County Revenue	5.000%	10/1/29	1,000	1,294
[19]	Richardson Independent School District	5.000%	2/15/28	1,100	1,370
[19]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,559
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,028
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	608
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,190
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,464
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,415
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	4,050	5,204
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	1,700	2,234
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,195
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	152
	San Antonio TX GO	5.000%	2/1/26	1,000	1,141
	San Antonio TX GO	4.000%	8/1/34	1,140	1,410
	San Antonio TX GO	4.000%	8/1/36	1,000	1,225
	San Antonio TX GO Prere.	4.000%	8/1/22	1,000	1,022
[19]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,393
[19]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,499

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,858
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,554
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,194
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	2,024
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,781
	San Antonio TX Water Revenue	4.000%	5/15/40	3,000	3,290
	San Antonio TX Water Revenue	4.000%	5/15/40	1,000	1,217
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,556
[19]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,153
[19]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,622
	Sugar Land TX GO	5.000%	2/15/26	510	600
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	410
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,081
[2]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) VRDO	0.090%	1/3/22	3,900	3,900
	Tarrant County TX Regional Water District Revenue (Water Control and Improvement District)	5.000%	3/1/25	1,785	2,040
	Texas A&M University Revenue	5.000%	5/15/23	1,505	1,603
[19]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,901
	Texas GO	5.000%	10/1/22	1,120	1,160
	Texas GO	5.000%	4/1/23	1,050	1,112
	Texas GO	5.000%	10/1/24	1,210	1,361
	Texas GO	5.000%	10/1/36	3,000	3,465
	Texas GO Prere.	5.000%	4/1/24	1,330	1,467
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/23	245	268
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	5.250%	12/15/24	580	658
	Texas Municipal Gas Acquisition & Supply Corp I. Revenue	6.250%	12/15/26	135	157
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	2,000	2,554
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	2,000	2,597
[3]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	1,023
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	1,000	1,195
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,383
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	1,177
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	2,326
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,402

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	1,168
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,263
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,253
	Texas Public Improvement & Refunding Bonds	5.000%	9/1/22	3,795	3,916
	Texas Public Property Finance Contractual Obligations	5.000%	5/1/23	1,395	1,483
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,952
	Texas Transportation Commission GO	5.000%	10/1/22	1,480	1,533
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,740
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,354
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,564
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	2,094
	Texas Transportation Commission Revenue	5.000%	4/1/23	2,100	2,225
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	585
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	895	998
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,716
	Texas Water Development Board Revenue	5.000%	8/1/25	1,350	1,566
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,327
	Texas Water Development Board Revenue	4.000%	10/15/33	1,650	1,966
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,742
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	3,388
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	2,021
	Texas Water Development Board Revenue	4.000%	10/15/36	6,130	7,610
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	6,113
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,956
	Travis TX GO	5.000%	3/1/27	1,545	1,828
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,201
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	310
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,519
[19]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,858
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,873
	University of Houston Texas Revenue	3.000%	2/15/31	3,490	3,895
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	2,064
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,755
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	5,259
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,281
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,536
	University of Texas Financing System Revenue	2.000%	8/15/36	750	751
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	1,150	1,238
	Waco TX Educational Finance Corp. Revenue (Baylor University)	5.000%	3/1/30	1,000	1,295
[8]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,503

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	307
	Williamson County TX GO	5.000%	2/15/23	230	231
					482,084
Utah (0.3%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,244
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,163
	Granite UT School District Salt Lake County GO	5.000%	6/1/23	595	635
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	6,260	7,882
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	867
	Tooele County UT School District GO (Utah School Guaranty Program)	5.000%	6/1/23	1,395	1,489
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	928
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	1,050
	Utah GO	5.000%	7/1/22	1,410	1,444
	Utah GO	5.000%	7/1/22	7,300	7,475
	Utah GO	5.000%	7/1/24	1,015	1,132
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,156
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,485
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	585	676
[3]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	180
[3]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	150
					28,956
Vermont (0.1%)
	University of Vermont & State Agricultural College GO	5.000%	10/1/38	1,000	1,439
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,189
[4]	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/22	185	186
[4]	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	1,100
	Vermont GO	5.000%	8/15/24	2,020	2,267
					6,181
Virginia (1.0%)
[2]	Albemarle County VA Economic Development Authority Hospital Revenue (Sentara Martha Jefferson Obliged) VRDO	0.050%	1/3/22	3,445	3,445
	Arlington County VA GO	5.000%	6/15/24	4,510	5,024
	Arlington County VA GO Prere.	5.000%	8/1/22	600	617
	Fairfax County VA GO	5.000%	10/1/23	1,255	1,358
	Fairfax County VA GO	4.000%	10/1/32	1,415	1,637
	Fairfax County VA Water Authority Revenue Prere.	5.000%	4/1/22	500	506
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/22	1,700	1,741
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/26	3,045	3,633
[4,5]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	280
	Henrico County VA Economic Development Authority Residential Care Facilities Revenue (Westminster Canterbury Richmond)	4.000%	10/1/33	600	684
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	252

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	881
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	1,170	1,472
Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,224
Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,510
Norfolk VA Water Revenue	5.000%	11/1/31	5	5
Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,418
Norfolk VA Water Revenue Prere.	5.000%	5/1/22	495	503
Portsmouth City VA GO Prere.	5.000%	7/15/22	5,990	6,145
Prince William County VA Industrial Development Authority Health Care Facilities Revenue Prere.	5.000%	11/1/22	1,220	1,268
Richmond VA GO Prere.	5.000%	3/1/23	1,000	1,055
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,176
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	511
Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,242
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	694
Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	489
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/23	5,000	5,259
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	2,172
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	5,000	6,079
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,655
Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/40	2,100	2,326
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/22	70	72
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/23	1,020	1,100
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/25	1,110	1,291
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,496
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program) ETM	5.000%	9/1/22	285	294
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,670
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,472
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	2,037
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/23	740	795
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	1,250	1,398

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	99
	Virginia Public School Authority Revenue	5.000%	8/1/22	1,335	1,372
	Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	6,792
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/23	3,450	3,659
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/24	2,180	2,409
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	568
	Virginia ST Resources Authority Infrastructure Revenue Prere.	5.000%	11/1/22	30	31
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	580
					84,396
Washington (1.4%)
	Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	464
	Central Kitsap Fire & Rescue GO	5.000%	12/1/22	2,675	2,792
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	960
	Clark County WA School District No. 37 Vancouver Revenue	5.000%	12/1/32	1,080	1,372
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,598
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,407
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	8,317
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	2,071
	King County WA GO	5.000%	1/1/24	500	501
	King County WA GO	4.000%	12/1/32	1,500	1,695
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	1,052
	King County WA Sewer Revenue	5.000%	7/1/23	1,000	1,071
	King County, Washington Sewer Improvement & Refunding Revenue Prere.	5.000%	7/1/23	2,500	2,677
	Mason County WA Public Utility District No. 3 Revenue	4.000%	12/1/32	1,010	1,216
	Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,550	2,609
	Pierce County WA School District No. 3 Puyallup GO	5.000%	12/1/25	1,000	1,043
	Port of Seattle WA Revenue	5.000%	8/1/28	1,005	1,032
	Port of Seattle WA Revenue	5.000%	8/1/29	250	257
	Port of Seattle WA Revenue	4.000%	6/1/37	3,000	3,643
[11]	Seattle WA Municipal Light & Power Refunding Revenue, SIFMA Municipal Swap Index Yield + 0.250% PUT	0.350%	11/1/26	1,000	1,008
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,149
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,130
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,649
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,232
	Washington GO	5.000%	7/1/22	1,445	1,480
	Washington GO	5.000%	6/1/23	2,000	2,134
	Washington GO	5.000%	6/1/23	4,305	4,594
	Washington GO	5.000%	7/1/23	1,155	1,237

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	7/1/25	560	573
	Washington GO	5.000%	7/1/25	1,500	1,671
	Washington GO	5.000%	8/1/26	5,105	6,112
	Washington GO	4.000%	7/1/27	2,425	2,470
	Washington GO	5.000%	8/1/27	1,000	1,155
	Washington GO	4.000%	7/1/28	1,135	1,156
	Washington GO	5.000%	7/1/28	2,000	2,260
	Washington GO	5.000%	2/1/29	5,530	7,073
	Washington GO	4.000%	7/1/29	2,720	2,858
	Washington GO	5.000%	7/1/30	1,100	1,243
	Washington GO	5.000%	7/1/32	1,250	1,410
	Washington GO	5.000%	6/1/34	4,080	5,450
	Washington GO	5.000%	6/1/35	1,500	1,952
	Washington GO	5.000%	8/1/36	2,150	2,686
	Washington GO	5.000%	8/1/37	3,685	4,101
	Washington GO	5.000%	2/1/38	2,370	3,109
	Washington GO	5.000%	8/1/38	2,070	2,578
	Washington GO	5.000%	8/1/38	3,275	4,349
	Washington GO Prere.	5.000%	2/1/22	500	502
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,988
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	2,210
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,625	2,031
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,092
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,221
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	911
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,256
	Washington Higher Education Facilities Authority Revenue (Whitman College Project)	4.000%	1/1/36	1,685	2,017
[4]	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	846
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	2,025	2,349
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	313
	Washington State Housing Finance Commission Municipal Certificates	3.500%	12/20/35	2,668	3,091
					125,423
West Virginia (0.1%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,421
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,742
	West Virginia GO	5.000%	12/1/35	1,000	1,245
	West Virginia GO	5.000%	6/1/36	1,000	1,243
	West Virginia GO	5.000%	6/1/38	2,500	3,160
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,574
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	951

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	1,050
	West Virginia University Revenue PUT	5.000%	10/1/29	1,000	1,261
					13,647
Wisconsin (0.8%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,036
	Madison WI GO	4.000%	10/1/26	1,500	1,731
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,276
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,409
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	385
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	655	798
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	828
	Wauwatosa WI GO	4.000%	12/1/22	1,000	1,034
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	903
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	737
	Wisconsin GO	5.000%	5/1/23	3,400	3,615
	Wisconsin GO	4.000%	5/1/33	1,665	1,923
	Wisconsin GO	5.000%	5/1/34	1,780	2,104
	Wisconsin GO	5.000%	5/1/34	3,880	4,823
	Wisconsin GO	5.000%	5/1/35	1,000	1,181
	Wisconsin GO	5.000%	5/1/36	2,000	2,282
	Wisconsin GO	5.000%	5/1/36	1,000	1,179
	Wisconsin GO	5.000%	5/1/38	1,740	2,107
	Wisconsin GO Prere.	5.000%	5/1/22	500	508
	Wisconsin GO Prere.	5.000%	5/1/22	35	36
	Wisconsin GO Prere.	5.000%	5/1/22	2,210	2,245
	Wisconsin GO Prere.	5.000%	5/1/23	1,000	1,063
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,279
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,748
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,658
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,789
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,167
[2]	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.) VRDO	0.070%	1/3/22	1,800	1,800
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	500	517
	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.) Prere.	5.000%	8/15/22	3,000	3,089
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	390	432
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,870
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	869
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	935
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,274

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	1,176
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	448
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	327
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	497
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	533
Wisconsin Transportation Revenue	5.000%	7/1/31	1,525	1,866
Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,626
Wisconsin Transportation Revenue	5.000%	7/1/34	1,350	1,761
Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	275	281
Wisconsin Transportation Revenue Prere.	5.000%	7/1/22	970	993
Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	3,069
				67,207
Wyoming (0.1%)
Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	155
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.090%	1/3/22	9,035	9,035

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sublette County WY Pollution Control Revenue VRDO	0.090%	1/3/22	2,500	2,500
[8]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,210
					12,900
Total Tax-Exempt Municipal Bonds (Cost $4,371,315)					4,533,970
Total Investments (99.5%) (Cost $5,853,035)					8,770,180
Other Assets and Liabilities—Net (0.5%)					45,483
Net Assets (100%)					8,815,663
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2021.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $35,343,000, representing 0.4% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Step bond.
13	Securities with a value of $880,000 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
20	Non-income-producing security—security in default.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	375	45,366	197
E-mini S&P 500 Index	March 2022	400	95,170	1,936
				2,133

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2022	(163)	(23,869)	(161)
Ultra Long U.S. Treasury Bond	March 2022	(64)	(12,616)	(200)
				(361)
				1,772

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,798,277)	8,714,224
Affiliated Issuers (Cost $54,758)	55,956
Total Investments in Securities	8,770,180
Investment in Vanguard	281
Cash	44,495
Cash Collateral Pledged—Futures Contracts	4,216
Receivables for Accrued Income	47,582
Receivables for Capital Shares Issued	7,854
Total Assets	8,874,608
Liabilities
Payables for Investment Securities Purchased	55,585
Payables for Capital Shares Redeemed	2,644
Payables to Vanguard	344
Variation Margin Payable—Futures Contracts	372
Total Liabilities	58,945
Net Assets	8,815,663
At December 31, 2021, net assets consisted of:

Paid-in Capital	5,967,205
Total Distributable Earnings (Loss)	2,848,458
Net Assets	8,815,663

Net Assets
Applicable to 207,778,348 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,815,663
Net Asset Value Per Share	$42.43
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1,2]	45,534
Interest	81,591
Total Income	127,125
Expenses
The Vanguard Group—Note B
Investment Advisory Services	569
Management and Administrative	6,123
Marketing and Distribution	264
Custodian Fees	14
Auditing Fees	30
Shareholders’ Reports	54
Trustees’ Fees and Expenses	2
Total Expenses	7,056
Net Investment Income	120,069
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	41,976
Futures Contracts	14,030
Realized Net Gain (Loss)	56,006
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	776,235
Futures Contracts	562
Change in Unrealized Appreciation (Depreciation)	776,797
Net Increase (Decrease) in Net Assets Resulting from Operations	952,872
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $889,000, $240,000, and ($394,000), respectively. Purchases and sales were $46,621,000 and $59,197,000, respectively.
2	Dividends are net of foreign withholding taxes of $7,000.
3	Includes $40,083,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	120,069	113,355
Realized Net Gain (Loss)	56,006	(25,790)
Change in Unrealized Appreciation (Depreciation)	776,797	659,620
Net Increase (Decrease) in Net Assets Resulting from Operations	952,872	747,185
Distributions
Total Distributions	(114,715)	(113,354)
Capital Share Transactions
Issued	1,671,876	1,240,383
Issued in Lieu of Cash Distributions	94,308	93,196
Redeemed	(647,530)	(917,289)
Net Increase (Decrease) from Capital Share Transactions	1,118,654	416,290
Total Increase (Decrease)	1,956,811	1,050,121
Net Assets
Beginning of Period	6,858,852	5,808,731
End of Period	8,815,663	6,858,852
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$38.06	$34.25	$29.65	$30.73	$27.85
Investment Operations
Net Investment Income[1]	.620	.658	.701	.688	.622
Net Realized and Unrealized Gain (Loss) on Investments	4.335	3.808	4.603	(1.110)	2.871
Total from Investment Operations	4.955	4.466	5.304	(.422)	3.493
Distributions
Dividends from Net Investment Income[2]	(.585)	(.656)	(.704)	(.658)	(.613)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.585)	(.656)	(.704)	(.658)	(.613)
Net Asset Value, End of Period	$42.43	$38.06	$34.25	$29.65	$30.73
Total Return[3]	13.10%	13.30%	18.01%	-1.43%	12.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,816	$6,859	$5,809	$4,370	$3,930
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.90%	2.16%	2.22%	2.11%
Portfolio Turnover Rate[4]	6%	20%	12%	11%	9%
1	Calculated based on average shares outstanding.
2	For tax purposes, nontaxable dividends represent 63%, 62%, 61%, 61%, and 61% of dividends from net investment income.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Tax-Managed Balanced Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable

Tax-Managed Balanced Fund
debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $281,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,236,210	—	—	4,236,210
Tax-Exempt Municipal Bonds	—	4,533,970	—	4,533,970
Total	4,236,210	4,533,970	—	8,770,180

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,133	—	—	2,133
Liabilities
Futures Contracts[1]	361	—	—	361
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

Tax-Managed Balanced Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	39,905
Total Distributable Earnings (Loss)	(39,905)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,590
Undistributed Ordinary Income	643
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(70,573)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	2,916,803
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	72,217	69,539
Ordinary Income	42,498	43,815
Long-Term Capital Gains	—	—
Total	114,715	113,354

Tax-Managed Balanced Fund
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,853,377
Gross Unrealized Appreciation	2,939,279
Gross Unrealized Depreciation	(22,476)
Net Unrealized Appreciation (Depreciation)	2,916,803
E.	During the year ended December 31, 2021, the fund purchased $1,568,507,000 of investment securities and sold $524,476,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $68,904,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $280,163,000 and sales were $268,805,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2021 Shares (000)	2020 Shares (000)

Issued	41,347	35,874
Issued in Lieu of Cash Distributions	2,319	2,756
Redeemed	(16,078)	(28,026)
Net Increase (Decrease) in Shares Outstanding	27,588	10,604
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Capital Appreciation Fund Admiral Shares	26.87%	18.62%	16.69%	$46,811
Russell 1000 Index	26.45	18.43	16.54	46,224
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Tax-Managed Capital Appreciation Fund Institutional Shares	26.91%	18.65%	16.73%	$23,485,717
Russell 1000 Index	26.45	18.43	16.54	23,111,795
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162
See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund
Fund Allocation
As of December 31, 2021
Basic Materials	1.5%
Consumer Discretionary	16.4
Consumer Staples	4.8
Energy	2.7
Financials	10.6
Health Care	12.3
Industrials	13.0
Real Estate	3.4
Technology	30.1
Telecommunications	2.6
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Capital Appreciation Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (1.5%)
	Ecolab Inc.	123,671	29,012
	Freeport-McMoRan Inc.	585,921	24,451
	Albemarle Corp.	98,761	23,087
	Alcoa Corp.	363,031	21,629
	Newmont Corp.	313,827	19,464
	Air Products and Chemicals Inc.	63,149	19,214
	Fastenal Co.	261,457	16,749
	Celanese Corp.	95,919	16,120
	FMC Corp.	137,838	15,147
	LyondellBasell Industries NV Class A	122,383	11,287
	Mosaic Co.	265,008	10,412
	Southern Copper Corp.	151,668	9,359
	Scotts Miracle-Gro Co.	57,646	9,281
	Reliance Steel & Aluminum Co.	46,511	7,545
	Nucor Corp.	65,621	7,491
	Dow Inc.	129,023	7,318
	International Flavors & Fragrances Inc.	41,595	6,266
	Element Solutions Inc.	176,547	4,287
*	Hexcel Corp.	68,320	3,539
	Eastman Chemical Co.	20,871	2,524
	CF Industries Holdings Inc.	35,526	2,515
	International Paper Co.	38,679	1,817
	Westlake Chemical Corp.	18,022	1,750
	United States Steel Corp.	31,307	745
	Royal Gold Inc.	6,912	727
	Ashland Global Holdings Inc.	2,523	272
	Avery Dennison Corp.	877	190
*	Sylvamo Corp.	3,516	98
			272,296
Consumer Discretionary (16.2%)
*	Amazon.com Inc.	174,861	583,046
*	Tesla Inc.	322,955	341,292
	Home Depot Inc.	401,814	166,757
*	Walt Disney Co.	731,469	113,297
*	Netflix Inc.	175,410	105,674
		Shares	Market Value• ($000)
	Costco Wholesale Corp.	172,235	97,778
	Walmart Inc.	611,442	88,469
	Lowe's Cos. Inc.	309,125	79,903
	NIKE Inc. Class B	457,006	76,169
	McDonald's Corp.	277,845	74,482
	Starbucks Corp.	476,976	55,792
*	Copart Inc.	311,132	47,174
	Estee Lauder Cos. Inc. Class A	120,072	44,451
	Target Corp.	161,156	37,298
*	Booking Holdings Inc.	15,498	37,183
*	AutoZone Inc.	17,633	36,966
*	O'Reilly Automotive Inc.	49,581	35,016
*	General Motors Co.	567,866	33,294
	Ford Motor Co.	1,601,743	33,268
	TJX Cos. Inc.	416,269	31,603
*	Marriott International Inc. Class A	189,777	31,359
	Ross Stores Inc.	210,030	24,002
*	Uber Technologies Inc.	572,325	23,998
	DR Horton Inc.	220,842	23,950
	eBay Inc.	356,557	23,711
*	CarMax Inc.	172,013	22,401
	Activision Blizzard Inc.	314,746	20,940
*	NVR Inc.	3,412	20,161
	Yum! Brands Inc.	143,255	19,892
	Dollar General Corp.	80,994	19,101
	Tempur Sealy International Inc.	386,201	18,163
*	Chipotle Mexican Grill Inc.	10,357	18,107
*	Capri Holdings Ltd.	277,612	18,020
*	Dollar Tree Inc.	122,634	17,232
*	Aptiv plc	98,483	16,245
	Lennar Corp. Class A	136,724	15,882
*	Trade Desk Inc. Class A	172,480	15,806
	Electronic Arts Inc.	113,522	14,974
*	Lululemon Athletica Inc.	35,485	13,891
*	Hilton Worldwide Holdings Inc.	86,190	13,445
*	Live Nation Entertainment Inc.	110,419	13,216
	PulteGroup Inc.	224,228	12,817

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Advance Auto Parts Inc.	51,398	12,329
*	Expedia Group Inc.	67,567	12,211
*	Southwest Airlines Co.	282,052	12,083
*	Delta Air Lines Inc.	307,256	12,008
	PVH Corp.	111,051	11,844
*	Spotify Technology SA	47,026	11,005
	Yum China Holdings Inc.	219,948	10,962
*	United Airlines Holdings Inc.	244,917	10,722
	Darden Restaurants Inc.	70,136	10,565
	Gentex Corp.	302,760	10,551
	Interpublic Group of Cos. Inc.	259,529	9,719
*	AutoNation Inc.	77,316	9,034
*	Etsy Inc.	40,813	8,936
	MGM Resorts International	192,556	8,642
*	Liberty Media Corp.-Liberty SiriusXM Class C	154,212	7,842
	Hasbro Inc.	76,898	7,827
*	Hyatt Hotels Corp. Class A	77,726	7,454
*	Carnival Corp.	366,773	7,379
*	Royal Caribbean Cruises Ltd.	90,926	6,992
*	Burlington Stores Inc.	23,758	6,926
	Toll Brothers Inc.	95,169	6,889
*	Under Armour Inc. Class C	365,732	6,598
*	Discovery Inc. Class C	277,933	6,365
	VF Corp.	85,904	6,290
*	Carvana Co.	26,876	6,230
*	JetBlue Airways Corp.	435,300	6,199
*	Floor & Decor Holdings Inc. Class A	47,227	6,140
*	Ulta Beauty Inc.	14,754	6,084
*	American Airlines Group Inc.	333,400	5,988
	Fox Corp. Class A	161,400	5,956
*	Zynga Inc. Class A	926,065	5,927
*	Caesars Entertainment Inc.	61,863	5,786
*	Liberty Media Corp.-Liberty Formula One Class C	90,972	5,753
*	Las Vegas Sands Corp.	152,438	5,738
*	Take-Two Interactive Software Inc.	30,974	5,505
*	Wayfair Inc. Class A	28,636	5,440
	Tractor Supply Co.	22,265	5,312
	Vail Resorts Inc.	15,867	5,203
	BorgWarner Inc.	112,717	5,080
*	Norwegian Cruise Line Holdings Ltd.	234,147	4,856
*	Liberty Media Corp.-Liberty SiriusXM Class A	93,616	4,760
	Lear Corp.	24,271	4,440
	Best Buy Co. Inc.	43,631	4,433
*	IAA Inc.	87,027	4,405
	ViacomCBS Inc. Class B	142,313	4,295
*	Ollie's Bargain Outlet Holdings Inc.	81,300	4,162
*	Peloton Interactive Inc. Class A	114,254	4,086
		Shares	Market Value• ($000)
	Pool Corp.	7,112	4,025
	LKQ Corp.	63,834	3,832
	Omnicom Group Inc.	50,464	3,697
*	GameStop Corp. Class A	24,000	3,561
*	Wynn Resorts Ltd.	40,587	3,451
*	Five Below Inc.	16,637	3,442
	Hanesbrands Inc.	201,094	3,362
	News Corp. Class A	149,164	3,328
	Sirius XM Holdings Inc.	522,678	3,319
*	Bright Horizons Family Solutions Inc.	24,671	3,106
*	DraftKings Inc. Class A	111,200	3,055
	Ralph Lauren Corp.	25,366	3,015
*	Liberty Media Corp.-Liberty Formula One Class A	48,061	2,852
*	Skechers USA Inc. Class A	64,966	2,819
*	Planet Fitness Inc. Class A	30,743	2,785
	Carter's Inc.	27,200	2,753
	Fox Corp. Class B	80,265	2,751
	Domino's Pizza Inc.	4,778	2,696
	AMERCO	3,700	2,687
	Foot Locker Inc.	59,997	2,618
*	Madison Square Garden Entertainment Corp.	36,999	2,602
	Polaris Inc.	22,874	2,514
*	Terminix Global Holdings Inc.	54,101	2,447
*	Mattel Inc.	111,801	2,410
	Genuine Parts Co.	15,808	2,216
	Qurate Retail Inc. Class A	287,788	2,187
*	Lyft Inc. Class A	49,861	2,131
	Harley-Davidson Inc.	53,991	2,035
	New York Times Co. Class A	42,002	2,029
*	Madison Square Garden Sports Corp.	10,563	1,835
	Aramark	45,301	1,669
*	TripAdvisor Inc.	59,730	1,628
*	Alaska Air Group Inc.	30,859	1,608
*	Coty Inc. Class A	144,200	1,514
*	Chegg Inc.	48,000	1,474
	Thor Industries Inc.	13,150	1,365
*	Frontdoor Inc.	36,832	1,350
	Williams-Sonoma Inc.	7,700	1,302
*	Discovery Inc. Class A	48,210	1,135
	Lennar Corp. Class B	10,425	997
*	Grand Canyon Education Inc.	11,186	959
	Kohl's Corp.	18,924	935
*	Penn National Gaming Inc.	17,800	923
*	Leslie's Inc.	30,535	722
*	Sabre Corp.	82,000	704
*	QuantumScape Corp. Class A	31,200	692
*	Nordstrom Inc.	26,916	609
	ViacomCBS Inc. Class A	16,261	543
*	RH	1,000	536
*	Copa Holdings SA Class A	5,503	455
*	Under Armour Inc. Class A	19,750	418

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Garmin Ltd.	2,897	394
	Nielsen Holdings plc	18,906	388
*	Rivian Automotive Inc. Class A	3,446	357
	Service Corp. International	4,359	309
	Wendy's Co.	7,938	189
*	ROBLOX Corp. Class A	1,578	163
*	Petco Health & Wellness Co. Inc. Class A	8,200	162
	Warner Music Group Corp. Class A	1,414	61
	Nexstar Media Group Inc. Class A	357	54
*	Playtika Holding Corp.	1,652	29
*	Endeavor Group Holdings Inc. Class A	509	18
	Graham Holdings Co. Class B	1	1
			2,988,399
Consumer Staples (4.7%)
	Procter & Gamble Co.	926,853	151,615
	PepsiCo Inc.	524,138	91,048
	Coca-Cola Co.	1,448,114	85,743
	Philip Morris International Inc.	553,512	52,584
	CVS Health Corp.	442,343	45,632
	Mondelez International Inc. Class A	597,386	39,613
	Colgate-Palmolive Co.	375,615	32,055
*	Monster Beverage Corp.	298,547	28,672
	Constellation Brands Inc. Class A	80,947	20,315
	Kroger Co.	412,017	18,648
	McKesson Corp.	70,132	17,433
	Church & Dwight Co. Inc.	169,883	17,413
	Altria Group Inc.	365,860	17,338
	McCormick & Co. Inc. (Non-Voting)	172,666	16,681
	Archer-Daniels-Midland Co.	240,555	16,259
	Hershey Co.	78,631	15,213
	AmerisourceBergen Corp.	107,828	14,329
	Tyson Foods Inc. Class A	163,958	14,291
	Kimberly-Clark Corp.	97,965	14,001
	Walgreens Boots Alliance Inc.	267,344	13,945
	Brown-Forman Corp. Class B	191,278	13,936
	Corteva Inc.	287,081	13,573
	Clorox Co.	70,336	12,264
	Hormel Foods Corp.	224,493	10,957
	General Mills Inc.	150,379	10,132
	Molson Coors Beverage Co. Class B	190,545	8,832
	Sysco Corp.	93,436	7,339
	J M Smucker Co.	48,525	6,591
*	Grocery Outlet Holding Corp.	211,887	5,992
	Casey's General Stores Inc.	27,458	5,419
		Shares	Market Value• ($000)
	Ingredion Inc.	54,756	5,292
*	Hain Celestial Group Inc.	107,989	4,601
	Campbell Soup Co.	103,441	4,495
	Keurig Dr Pepper Inc.	116,679	4,301
*	Post Holdings Inc.	34,703	3,912
	Albertsons Cos. Inc. Class A	124,900	3,771
	Lamb Weston Holdings Inc.	58,150	3,686
*	US Foods Holding Corp.	102,093	3,556
*	TreeHouse Foods Inc.	74,488	3,019
	Kraft Heinz Co.	83,022	2,980
*	Beyond Meat Inc.	42,611	2,776
*	Boston Beer Co. Inc. Class A	4,305	2,174
*	Darling Ingredients Inc.	29,800	2,065
*	Pilgrim's Pride Corp.	72,006	2,031
	Bunge Ltd.	20,905	1,952
	Kellogg Co.	26,928	1,735
*	Herbalife Nutrition Ltd.	27,738	1,135
	Flowers Foods Inc.	8,141	224
	Brown-Forman Corp. Class A	2,600	176
	Conagra Brands Inc.	3,482	119
*	Olaplex Holdings Inc.	3,776	110
	Seaboard Corp.	22	87
	Spectrum Brands Holdings Inc.	10	1
			872,061
Energy (2.7%)
	Exxon Mobil Corp.	1,609,154	98,464
	Chevron Corp.	665,782	78,129
	ConocoPhillips	532,228	38,416
	Devon Energy Corp.	510,623	22,493
	EOG Resources Inc.	235,362	20,907
	Cheniere Energy Inc.	179,725	18,228
	Occidental Petroleum Corp.	615,664	17,848
	Schlumberger NV	582,126	17,435
	Pioneer Natural Resources Co.	92,999	16,915
	Marathon Petroleum Corp.	254,300	16,273
	Valero Energy Corp.	173,093	13,001
	Phillips 66	163,306	11,833
*	EQT Corp.	496,689	10,833
	Diamondback Energy Inc.	92,292	9,954
*	Enphase Energy Inc.	52,995	9,695
*	NOV Inc.	690,587	9,357
	Halliburton Co.	395,337	9,041
	Hess Corp.	111,858	8,281
	Williams Cos. Inc.	279,381	7,275
	Baker Hughes Co.	297,226	7,151
	Coterra Energy Inc.	372,021	7,068
	Marathon Oil Corp.	423,676	6,957
	APA Corp.	210,049	5,648
	Continental Resources Inc.	112,740	5,046
*	Plug Power Inc.	174,200	4,918
	Targa Resources Corp.	90,860	4,747
*	First Solar Inc.	45,956	4,005
	Texas Pacific Land Corp.	2,372	2,962

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	HollyFrontier Corp.	59,819	1,961
	DT Midstream Inc.	40,285	1,933
*	SolarEdge Technologies Inc.	6,500	1,824
*	ChargePoint Holdings Inc.	91,900	1,751
	ONEOK Inc.	18,192	1,069
	Antero Midstream Corp.	96,216	931
*	Shoals Technologies Group Inc. Class A	37,500	911
	Equitrans Midstream Corp.	61,755	639
	New Fortress Energy Inc. Class A	10,679	258
			494,157
Financials (10.6%)
*	Berkshire Hathaway Inc. Class B	755,175	225,797
	JPMorgan Chase & Co.	1,164,321	184,370
	Bank of America Corp.	3,106,341	138,201
	Wells Fargo & Co.	1,791,546	85,958
	Morgan Stanley	874,564	85,847
	S&P Global Inc.	124,054	58,545
	MSCI Inc.	88,246	54,067
	Charles Schwab Corp.	633,197	53,252
	Goldman Sachs Group Inc.	132,667	50,752
	Citigroup Inc.	791,942	47,825
	BlackRock Inc.	48,950	44,817
	Aon plc Class A	124,391	37,387
	Intercontinental Exchange Inc.	254,800	34,849
	Moody's Corp.	77,427	30,241
	Progressive Corp.	273,036	28,027
	Marsh & McLennan Cos. Inc.	148,885	25,879
	CME Group Inc.	109,179	24,943
	Ameriprise Financial Inc.	81,744	24,659
	PNC Financial Services Group Inc.	120,031	24,069
	Brown & Brown Inc.	339,907	23,889
	Nasdaq Inc.	106,332	22,331
	US Bancorp	389,596	21,884
	Discover Financial Services	187,970	21,722
	First Republic Bank	103,915	21,459
	Truist Financial Corp.	340,426	19,932
	Chubb Ltd.	96,878	18,727
	Aflac Inc.	318,577	18,602
	T. Rowe Price Group Inc.	91,575	18,007
	KKR & Co. Inc.	221,320	16,488
	Prudential Financial Inc.	142,942	15,472
	Travelers Cos. Inc.	96,384	15,077
	State Street Corp.	157,178	14,618
*	SVB Financial Group	21,411	14,522
	Fifth Third Bancorp	313,995	13,674
	W R Berkley Corp.	163,287	13,453
	Raymond James Financial Inc.	132,270	13,280
	Allstate Corp.	111,950	13,171
*	Arch Capital Group Ltd.	295,942	13,155
		Shares	Market Value• ($000)
	SLM Corp.	653,142	12,847
	Popular Inc.	153,360	12,582
	Signature Bank	38,333	12,400
	Assurant Inc.	76,302	11,892
	Blackstone Inc.	84,617	10,949
	Zions Bancorp NA	170,974	10,799
	MetLife Inc.	168,964	10,559
	East West Bancorp Inc.	133,603	10,512
	Broadridge Financial Solutions Inc.	56,899	10,402
	Commerce Bancshares Inc.	150,432	10,341
*	Markel Corp.	8,076	9,966
	Globe Life Inc.	101,484	9,511
	KeyCorp	410,238	9,489
	Lincoln National Corp.	137,252	9,369
*	Athene Holding Ltd. Class A	109,004	9,083
	Bank of New York Mellon Corp.	153,934	8,940
	American International Group Inc.	153,878	8,749
	Principal Financial Group Inc.	110,482	7,991
	Willis Towers Watson plc	31,393	7,455
	SEI Investments Co.	121,525	7,406
*	Alleghany Corp.	11,001	7,344
	M&T Bank Corp.	46,002	7,065
	Voya Financial Inc.	98,879	6,557
	Reinsurance Group of America Inc.	58,891	6,448
	OneMain Holdings Inc.	127,257	6,368
	Hanover Insurance Group Inc.	48,487	6,355
	White Mountains Insurance Group Ltd.	6,215	6,301
	Cullen/Frost Bankers Inc.	46,275	5,834
	Loews Corp.	99,510	5,748
	Wintrust Financial Corp.	61,293	5,567
*	Brighthouse Financial Inc.	104,906	5,434
	RenaissanceRe Holdings Ltd.	31,800	5,385
	Hartford Financial Services Group Inc.	74,781	5,163
*	Credit Acceptance Corp.	6,696	4,605
	New Residential Investment Corp.	425,479	4,557
	Huntington Bancshares Inc.	294,306	4,538
	LPL Financial Holdings Inc.	27,000	4,322
	Interactive Brokers Group Inc. Class A	54,320	4,314
	BOK Financial Corp.	38,470	4,058
	American Financial Group Inc.	29,323	4,027
	Jefferies Financial Group Inc.	94,994	3,686
	MarketAxess Holdings Inc.	8,909	3,664
	Northern Trust Corp.	28,975	3,466
	MGIC Investment Corp.	200,841	2,896
	Pinnacle Financial Partners Inc.	29,247	2,793

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	CNA Financial Corp.	61,718	2,721
	Starwood Property Trust Inc.	110,744	2,691
	Western Alliance Bancorp	22,046	2,373
	First Horizon Corp.	138,758	2,266
	Ally Financial Inc.	43,643	2,078
	Sterling Bancorp	76,528	1,974
	Arthur J Gallagher & Co.	11,573	1,964
	Fidelity National Financial Inc.	29,371	1,533
	Rocket Cos. Inc. Class A	99,800	1,397
	Bank of Hawaii Corp.	15,647	1,311
	TFS Financial Corp.	59,947	1,071
	Santander Consumer USA Holdings Inc.	25,379	1,066
*	Upstart Holdings Inc.	5,621	850
	Lazard Ltd. Class A	18,454	805
*	Lemonade Inc.	17,600	741
	Morningstar Inc.	1,993	682
	Assured Guaranty Ltd.	12,876	646
	New York Community Bancorp Inc.	49,670	606
	FactSet Research Systems Inc.	1,172	570
*	LendingTree Inc.	4,403	540
*	GoHealth Inc. Class A	140,100	531
	Cboe Global Markets Inc.	3,900	509
*	Coinbase Global Inc. Class A	1,663	420
	Kemper Corp.	3,979	234
	UWM Holdings Corp. Class A	31,000	183
	Affiliated Managers Group Inc.	1,072	176
	Primerica Inc.	877	134
	First Citizens BancShares Inc. Class A	100	83
	Erie Indemnity Co. Class A	166	32
			1,946,872
Health Care (12.2%)
	UnitedHealth Group Inc.	357,345	179,437
	Johnson & Johnson	1,037,448	177,476
	Pfizer Inc.	2,097,338	123,848
	Thermo Fisher Scientific Inc.	151,842	101,315
	Abbott Laboratories	636,600	89,595
	AbbVie Inc.	626,570	84,838
	Eli Lilly & Co.	301,811	83,366
	Danaher Corp.	233,975	76,980
	Merck & Co. Inc.	982,523	75,301
	Zoetis Inc.	250,316	61,085
	Bristol-Myers Squibb Co.	892,613	55,654
	Amgen Inc.	237,221	53,368
	Medtronic plc	472,235	48,853
	Anthem Inc.	101,321	46,966
*	Intuitive Surgical Inc.	129,831	46,648
	Cigna Corp.	162,988	37,427
	Gilead Sciences Inc.	454,242	32,982
*	Moderna Inc.	128,726	32,694
		Shares	Market Value• ($000)
	Agilent Technologies Inc.	203,712	32,523
	Becton Dickinson & Co.	127,458	32,053
*	Boston Scientific Corp.	739,821	31,428
	Stryker Corp.	114,580	30,641
	Humana Inc.	63,904	29,642
*	Charles River Laboratories International Inc.	74,470	28,059
*	Edwards Lifesciences Corp.	209,329	27,119
*	Regeneron Pharmaceuticals Inc.	40,120	25,337
*	Vertex Pharmaceuticals Inc.	114,915	25,235
	HCA Healthcare Inc.	90,586	23,273
	Bio-Techne Corp.	44,945	23,252
*	Laboratory Corp. of America Holdings	70,685	22,210
	PerkinElmer Inc.	106,266	21,366
*	Centene Corp.	242,959	20,020
*	Dexcom Inc.	35,827	19,237
*	Illumina Inc.	49,992	19,019
	Cooper Cos. Inc.	44,386	18,595
*	IQVIA Holdings Inc.	65,444	18,464
*	IDEXX Laboratories Inc.	26,757	17,618
*	Align Technology Inc.	25,036	16,453
*	Biogen Inc.	66,888	16,048
	Baxter International Inc.	179,475	15,406
	Bruker Corp.	162,910	13,670
	Teleflex Inc.	41,189	13,530
*	QIAGEN NV	227,726	12,657
	Zimmer Biomet Holdings Inc.	98,842	12,557
	Quest Diagnostics Inc.	70,369	12,175
*	Veeva Systems Inc. Class A	41,266	10,543
*	Seagen Inc.	66,982	10,355
	ResMed Inc.	38,871	10,125
*	Hologic Inc.	129,253	9,896
*	Bio-Rad Laboratories Inc. Class A	12,813	9,681
*	Henry Schein Inc.	123,189	9,551
*	Alnylam Pharmaceuticals Inc.	53,959	9,150
	Universal Health Services Inc. Class B	69,799	9,050
	Cerner Corp.	86,490	8,032
*	Teladoc Health Inc.	83,326	7,651
	Cardinal Health Inc.	146,440	7,540
	STERIS plc	30,730	7,480
	Viatris Inc.	549,512	7,435
*	Catalent Inc.	55,426	7,096
*	Incyte Corp.	94,863	6,963
*	Exelixis Inc.	353,309	6,458
	DENTSPLY SIRONA Inc.	110,655	6,173
	West Pharmaceutical Services Inc.	12,061	5,657
*	Exact Sciences Corp.	71,481	5,563
*	Horizon Therapeutics plc	49,913	5,379
*	United Therapeutics Corp.	22,086	4,772

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Quidel Corp.	34,800	4,698
*	Penumbra Inc.	16,007	4,599
*	Molina Healthcare Inc.	13,428	4,271
*	Masimo Corp.	14,482	4,240
*	Sarepta Therapeutics Inc.	46,740	4,209
*	DaVita Inc.	36,846	4,192
*	Insulet Corp.	15,168	4,036
*	BioMarin Pharmaceutical Inc.	43,646	3,856
*	Novavax Inc.	26,400	3,777
*	Avantor Inc.	79,947	3,369
*	Elanco Animal Health Inc.	117,047	3,322
*	Guardant Health Inc.	32,268	3,227
	Organon & Co.	98,252	2,992
*	Ionis Pharmaceuticals Inc.	93,209	2,836
*	Nektar Therapeutics	202,500	2,736
*	ABIOMED Inc.	7,564	2,717
*	Repligen Corp.	10,100	2,675
*	Acadia Healthcare Co. Inc.	43,965	2,669
*	Envista Holdings Corp.	57,545	2,593
*	Novocure Ltd.	31,069	2,333
*	Neurocrine Biosciences Inc.	26,196	2,231
	Royalty Pharma plc Class A	48,300	1,925
*	Mirati Therapeutics Inc.	13,100	1,922
*	Sage Therapeutics Inc.	44,900	1,910
*	Integra LifeSciences Holdings Corp.	28,188	1,888
*	Tandem Diabetes Care Inc.	12,000	1,806
*	Maravai LifeSciences Holdings Inc. Class A	40,990	1,717
*	Iovance Biotherapeutics Inc.	85,300	1,628
*	Jazz Pharmaceuticals plc	12,304	1,568
*	Global Blood Therapeutics Inc.	42,600	1,247
*	10X Genomics Inc. Class A	6,700	998
*	Oak Street Health Inc.	29,198	968
	Premier Inc. Class A	23,021	948
	Chemed Corp.	1,705	902
*	ICU Medical Inc.	3,463	822
*	American Well Corp. Class A	120,200	726
*	Natera Inc.	5,100	476
	Encompass Health Corp.	4,425	289
*	Adaptive Biotechnologies Corp.	7,594	213
	Perrigo Co. plc	3,816	148
*	CureVac NV	1,700	58
*	GoodRx Holdings Inc. Class A	303	10
			2,243,717
Industrials (12.9%)
	Visa Inc. Class A	684,973	148,440
	Mastercard Inc. Class A	354,079	127,228
	Accenture plc Class A	258,764	107,271
*	PayPal Holdings Inc.	514,789	97,079
	Union Pacific Corp.	259,071	65,268
		Shares	Market Value• ($000)
	United Parcel Service Inc. Class B	230,102	49,320
	Honeywell International Inc.	232,161	48,408
	Old Dominion Freight Line Inc.	123,615	44,301
	General Electric Co.	467,685	44,182
	Sherwin-Williams Co.	124,560	43,865
*	Boeing Co.	217,073	43,701
	American Express Co.	266,962	43,675
*	Mettler-Toledo International Inc.	25,027	42,476
	Raytheon Technologies Corp.	461,197	39,691
	CSX Corp.	1,021,206	38,397
	Caterpillar Inc.	173,096	35,786
	Norfolk Southern Corp.	119,085	35,453
	3M Co.	192,197	34,140
	Illinois Tool Works Inc.	137,731	33,992
*	Fiserv Inc.	321,884	33,408
	Cintas Corp.	74,609	33,064
	Global Payments Inc.	235,676	31,859
	Verisk Analytics Inc.	137,812	31,522
	Automatic Data Processing Inc.	115,011	28,359
	FedEx Corp.	109,365	28,286
	Deere & Co.	80,657	27,656
	Fidelity National Information Services Inc.	244,418	26,678
	Northrop Grumman Corp.	68,597	26,552
*	TransDigm Group Inc.	41,274	26,262
*	Keysight Technologies Inc.	124,946	25,803
*	Block Inc. Class A	157,086	25,371
*	Zebra Technologies Corp. Class A	39,590	23,564
*	Waters Corp.	62,836	23,413
	General Dynamics Corp.	111,185	23,179
	Eaton Corp. plc	129,172	22,324
	AMETEK Inc.	151,305	22,248
	Equifax Inc.	72,586	21,252
	Ball Corp.	220,478	21,225
	Parker-Hannifin Corp.	65,681	20,894
	Martin Marietta Materials Inc.	47,052	20,727
	Lockheed Martin Corp.	57,607	20,474
	Jacobs Engineering Group Inc.	140,325	19,537
	Fortive Corp.	244,245	18,633
	Expeditors International of Washington Inc.	138,416	18,588
	IDEX Corp.	77,733	18,370
	Vulcan Materials Co.	88,366	18,343
	Carrier Global Corp.	309,834	16,805
	L3Harris Technologies Inc.	78,801	16,804
	JB Hunt Transport Services Inc.	77,704	15,883
	Crown Holdings Inc.	141,555	15,659
	Capital One Financial Corp.	107,609	15,613

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Emerson Electric Co.	160,755	14,945
	Eagle Materials Inc.	87,370	14,544
	Carlisle Cos. Inc.	58,515	14,519
	Toro Co.	139,713	13,959
	Landstar System Inc.	77,365	13,850
	Otis Worldwide Corp.	155,691	13,556
	PACCAR Inc.	144,705	12,772
	Lennox International Inc.	39,309	12,750
	DuPont de Nemours Inc.	155,897	12,593
	WW Grainger Inc.	23,754	12,310
	AGCO Corp.	104,204	12,090
*	Teledyne Technologies Inc.	26,185	11,440
	Textron Inc.	144,654	11,167
	Cummins Inc.	51,145	11,157
	Xylem Inc.	89,079	10,682
	Synchrony Financial	228,156	10,584
	Armstrong World Industries Inc.	90,528	10,512
	Genpact Ltd.	193,618	10,277
	Robert Half International Inc.	91,054	10,154
	Owens Corning	103,018	9,323
	Johnson Controls International plc	111,029	9,028
	Oshkosh Corp.	79,575	8,969
	Jack Henry & Associates Inc.	51,040	8,523
	Huntington Ingalls Industries Inc.	43,600	8,142
	IHS Markit Ltd.	60,260	8,010
	Graco Inc.	98,621	7,951
	Ingersoll Rand Inc.	124,585	7,708
*	Bill.com Holdings Inc.	29,000	7,225
	Quanta Services Inc.	62,470	7,163
	ITT Inc.	68,646	7,015
	BWX Technologies Inc.	143,634	6,877
*	United Rentals Inc.	20,502	6,813
	Valmont Industries Inc.	26,975	6,757
	Westinghouse Air Brake Technologies Corp.	71,671	6,602
*	FleetCor Technologies Inc.	28,478	6,375
*	Generac Holdings Inc.	17,713	6,234
	Sealed Air Corp.	91,392	6,166
	Donaldson Co. Inc.	101,191	5,997
	Trane Technologies plc	29,014	5,862
	PPG Industries Inc.	33,704	5,812
	Rockwell Automation Inc.	16,494	5,754
	Stanley Black & Decker Inc.	29,193	5,506
	Paychex Inc.	40,000	5,460
*	Trimble Inc.	61,981	5,404
*	Mohawk Industries Inc.	29,588	5,390
	ManpowerGroup Inc.	52,389	5,099
*	Colfax Corp.	110,500	5,080
*	Axon Enterprise Inc.	30,579	4,801
*	Berry Global Group Inc.	64,335	4,747
	CH Robinson Worldwide Inc.	38,217	4,113
	HEICO Corp.	27,866	4,019
*	Mercury Systems Inc.	70,400	3,876
		Shares	Market Value• ($000)
*	Euronet Worldwide Inc.	32,136	3,830
	Packaging Corp. of America	27,444	3,736
	MSC Industrial Direct Co. Inc. Class A	41,610	3,498
	Howmet Aerospace Inc.	105,270	3,351
*	AECOM	40,880	3,162
	Flowserve Corp.	87,321	2,672
*	Sensata Technologies Holding plc	42,612	2,629
*	Fair Isaac Corp.	5,973	2,590
	MDU Resources Group Inc.	80,095	2,470
*	Coherent Inc.	9,143	2,437
	Nordson Corp.	9,300	2,374
	Allison Transmission Holdings Inc.	62,972	2,289
*	Middleby Corp.	10,998	2,164
	Cognex Corp.	27,531	2,141
*	Trex Co. Inc.	15,441	2,085
	TransUnion	17,546	2,081
*	Virgin Galactic Holdings Inc.	146,500	1,960
*	Axalta Coating Systems Ltd.	58,104	1,924
	Spirit AeroSystems Holdings Inc. Class A	41,506	1,788
*	FTI Consulting Inc.	11,197	1,718
	Vontier Corp.	55,048	1,692
	Acuity Brands Inc.	7,955	1,684
*	AZEK Co. Inc. Class A	35,971	1,663
	Allegion plc	12,165	1,611
*	GXO Logistics Inc.	15,647	1,421
*	WEX Inc.	8,803	1,236
*	XPO Logistics Inc.	15,647	1,212
*	Kirby Corp.	18,615	1,106
	MKS Instruments Inc.	5,395	940
	Booz Allen Hamilton Holding Corp.	8,520	722
*	StoneCo Ltd. Class A	39,800	671
	RPM International Inc.	5,251	530
	Littelfuse Inc.	1,596	502
*	Paysafe Ltd.	116,100	454
	Silgan Holdings Inc.	10,388	445
*	Paylocity Holding Corp.	1,635	386
	Brunswick Corp.	3,484	351
	AptarGroup Inc.	2,836	347
	Sonoco Products Co.	2,414	140
*	Affirm Holdings Inc. Class A	475	48
*	Marqeta Inc. Class A	969	17
*	Gates Industrial Corp. plc	447	7
			2,374,774
Real Estate (3.4%)
	American Tower Corp.	188,791	55,221
	Prologis Inc.	291,923	49,148
	SBA Communications Corp.	105,484	41,035
	Crown Castle International Corp.	164,871	34,415
	Equinix Inc.	35,391	29,935

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	CBRE Group Inc. Class A	271,349	29,444
	Public Storage	58,881	22,054
	Digital Realty Trust Inc.	110,688	19,577
	Extra Space Storage Inc.	80,139	18,170
	Equity LifeStyle Properties Inc.	191,794	16,813
	American Homes 4 Rent Class A	341,378	14,888
	Mid-America Apartment Communities Inc.	62,424	14,323
	AvalonBay Communities Inc.	54,421	13,746
*	CoStar Group Inc.	170,700	13,490
	Equity Residential	145,906	13,204
	Simon Property Group Inc.	82,253	13,142
*	Jones Lang LaSalle Inc.	48,345	13,021
	Realty Income Corp.	177,057	12,676
	Weyerhaeuser Co.	298,883	12,308
	Alexandria Real Estate Equities Inc.	54,452	12,141
	Essex Property Trust Inc.	32,988	11,619
	Invitation Homes Inc.	224,454	10,177
	Duke Realty Corp.	147,368	9,673
	Sun Communities Inc.	42,319	8,886
*	Host Hotels & Resorts Inc.	500,678	8,707
	Ventas Inc.	149,332	7,634
	Camden Property Trust	40,323	7,205
*	Howard Hughes Corp.	69,984	7,123
	UDR Inc.	116,035	6,961
	Lamar Advertising Co. Class A	49,553	6,011
	Apartment Income REIT Corp.	104,262	5,700
	Medical Properties Trust Inc.	227,141	5,367
	Douglas Emmett Inc.	159,344	5,338
	Kimco Realty Corp.	182,776	4,505
	Life Storage Inc.	28,641	4,387
	CubeSmart	76,313	4,343
	CyrusOne Inc.	48,090	4,315
	Rexford Industrial Realty Inc.	52,615	4,268
*	Zillow Group Inc. Class C	64,681	4,130
	Welltower Inc.	43,247	3,709
*	Park Hotels & Resorts Inc.	189,400	3,576
*	Opendoor Technologies Inc.	237,500	3,470
	First Industrial Realty Trust Inc.	51,231	3,391
	EPR Properties	65,946	3,132
	Americold Realty Trust	95,299	3,125
*	Equity Commonwealth	120,065	3,110
	Kilroy Realty Corp.	46,621	3,098
	STORE Capital Corp.	74,155	2,551
*	Zillow Group Inc. Class A	39,603	2,464
	Cousins Properties Inc.	58,449	2,354
	American Campus Communities Inc.	37,690	2,159
	Rayonier Inc.	52,081	2,102
		Shares	Market Value• ($000)
	Hudson Pacific Properties Inc.	62,320	1,540
	JBG SMITH Properties	48,572	1,395
	Iron Mountain Inc.	23,460	1,228
	Federal Realty Investment Trust	8,082	1,102
	VICI Properties Inc.	32,219	970
	SL Green Realty Corp.	7,629	547
*	Orion Office REIT Inc.	17,705	331
			620,454
Technology (29.9%)
	Apple Inc.	6,281,075	1,115,330
	Microsoft Corp.	3,066,686	1,031,388
*	Alphabet Inc. Class A	122,487	354,850
*	Alphabet Inc. Class C	114,271	330,653
*	Meta Platforms Inc. Class A	953,323	320,650
	NVIDIA Corp.	973,484	286,311
*	Adobe Inc.	200,533	113,714
*	salesforce.com Inc.	380,526	96,703
	Broadcom Inc.	135,198	89,962
	QUALCOMM Inc.	456,471	83,475
	Applied Materials Inc.	521,740	82,101
	Intuit Inc.	125,214	80,540
	Intel Corp.	1,551,079	79,881
*	Advanced Micro Devices Inc.	492,447	70,863
	Texas Instruments Inc.	361,142	68,064
	Lam Research Corp.	94,192	67,738
*	Cadence Design Systems Inc.	316,071	58,900
	Oracle Corp.	664,347	57,938
*	Synopsys Inc.	150,750	55,551
*	ServiceNow Inc.	80,185	52,049
	Teradyne Inc.	260,082	42,531
	KLA Corp.	94,020	40,439
	Micron Technology Inc.	422,580	39,363
*	Autodesk Inc.	135,680	38,152
	International Business Machines Corp.	263,012	35,154
*	Fortinet Inc.	88,817	31,921
	Analog Devices Inc.	181,482	31,899
	Amphenol Corp. Class A	348,261	30,459
	Roper Technologies Inc.	53,563	26,346
	Cognizant Technology Solutions Corp. Class A	240,533	21,340
*	Atlassian Corp. plc Class A	54,002	20,590
*	Match Group Inc.	154,145	20,386
	Xilinx Inc.	89,071	18,886
*	Palo Alto Networks Inc.	32,834	18,281
*	Snowflake Inc. Class A	52,444	17,765
*	Twilio Inc. Class A	65,479	17,243
	Corning Inc.	448,584	16,701
*	Workday Inc. Class A	58,663	16,026
*	Gartner Inc.	45,956	15,364
	Marvell Technology Inc.	174,494	15,266

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Zoom Video Communications Inc. Class A	77,959	14,337
*	Arrow Electronics Inc.	104,474	14,028
*	Cloudflare Inc. Class A	100,999	13,281
*	Crowdstrike Holdings Inc. Class A	64,611	13,229
	NetApp Inc.	136,795	12,584
	HP Inc.	331,111	12,473
*	Twitter Inc.	287,635	12,432
*	ANSYS Inc.	30,794	12,352
*	EPAM Systems Inc.	18,104	12,102
*	Datadog Inc. Class A	67,399	12,004
*	HubSpot Inc.	17,944	11,828
*	Okta Inc.	51,969	11,650
*	Palantir Technologies Inc. Class A	621,498	11,317
*	VeriSign Inc.	44,478	11,289
	Hewlett Packard Enterprise Co.	711,355	11,218
	Microchip Technology Inc.	127,768	11,124
	Dolby Laboratories Inc. Class A	115,638	11,011
*	DocuSign Inc.	66,146	10,075
*	Zscaler Inc.	31,105	9,995
*	MongoDB Inc.	17,869	9,459
*	ON Semiconductor Corp.	132,764	9,017
*	Black Knight Inc.	108,710	9,011
*	DoorDash Inc. Class A	58,310	8,682
*	Paycom Software Inc.	20,362	8,454
	SS&C Technologies Holdings Inc.	101,768	8,343
*	Western Digital Corp.	127,552	8,318
	Citrix Systems Inc.	81,541	7,713
*	Nuance Communications Inc.	137,917	7,630
	VMware Inc. Class A	61,709	7,151
	NortonLifeLock Inc.	266,482	6,923
*	Akamai Technologies Inc.	58,214	6,813
*	Splunk Inc.	57,314	6,632
*	F5 Inc.	25,788	6,311
*	Unity Software Inc.	43,833	6,268
*	GoDaddy Inc. Class A	73,840	6,266
*	IAC/InterActiveCorp	44,781	5,853
*	Qorvo Inc.	36,388	5,691
*	Guidewire Software Inc.	47,991	5,448
*	Pinterest Inc. Class A	145,761	5,298
*	Manhattan Associates Inc.	32,339	5,028
	Skyworks Solutions Inc.	31,731	4,923
*	Tyler Technologies Inc.	8,729	4,696
*	Wolfspeed Inc.	40,000	4,471
*	Dell Technologies Inc. Class C	77,738	4,367
	Avnet Inc.	105,416	4,346
*	NCR Corp.	107,900	4,338
*	RingCentral Inc. Class A	22,650	4,243
		Shares	Market Value• ($000)
*	Clarivate plc	180,200	4,238
*	PTC Inc.	31,366	3,800
*	Wix.com Ltd.	23,100	3,645
*	Dun & Bradstreet Holdings Inc.	175,400	3,594
	CDW Corp.	17,242	3,531
*	Coupa Software Inc.	20,214	3,195
*	Zendesk Inc.	29,758	3,103
*	Ceridian HCM Holding Inc.	27,055	2,826
	NXP Semiconductors NV	11,900	2,711
	Universal Display Corp.	15,011	2,477
*	DXC Technology Co.	74,093	2,385
	Monolithic Power Systems Inc.	4,730	2,333
	Leidos Holdings Inc.	24,871	2,211
*	Teradata Corp.	49,671	2,110
*	Fastly Inc. Class A	57,000	2,021
	CDK Global Inc.	48,394	2,020
*	Mandiant Corp.	108,421	1,902
*	Pure Storage Inc. Class A	58,388	1,901
*	CACI International Inc. Class A	7,044	1,896
*	Change Healthcare Inc.	75,615	1,617
*	IPG Photonics Corp.	8,932	1,538
*	Five9 Inc.	10,994	1,510
*	Dynatrace Inc.	25,006	1,509
*	Alteryx Inc. Class A	22,246	1,346
*	Vimeo Inc.	72,701	1,306
	Xerox Holdings Corp.	55,907	1,266
*	Avalara Inc.	9,649	1,246
*	Nutanix Inc. Class A	36,620	1,167
	Bentley Systems Inc. Class B	21,907	1,059
*	Kyndryl Holdings Inc.	52,602	952
	Amdocs Ltd.	11,856	887
*	Skillz Inc. Class A	113,300	843
	Vertiv Holdings Co. Class A	29,000	724
*	Allegro MicroSystems Inc.	18,900	684
*	Aspen Technology Inc.	4,300	654
	Entegris Inc.	4,076	565
*	Elastic NV	3,124	385
*	C3.ai Inc. Class A	11,900	372
*	Vroom Inc.	33,500	361
*	Smartsheet Inc. Class A	4,621	358
	Pegasystems Inc.	2,595	290
*	Dropbox Inc. Class A	11,393	280
*	Anaplan Inc.	5,200	238
*	AppLovin Corp. Class A	1,198	113
*	UiPath Inc. Class A	936	40
*	ZoomInfo Technologies Inc. Class A	593	38
*	Qualtrics International Inc. Class A	1,075	38
*	Bumble Inc. Class A	516	17

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Toast Inc. Class A	96	3
*	Just Eat Takeaway.com NV ADR	2	—
			5,494,100
Telecommunications (2.6%)
	Cisco Systems Inc.	1,597,843	101,255
	Comcast Corp. Class A	1,796,063	90,396
	Verizon Communications Inc.	1,607,909	83,547
	AT&T Inc.	2,533,965	62,336
*	T-Mobile US Inc.	331,507	38,448
*	Charter Communications Inc. Class A	48,031	31,315
	Motorola Solutions Inc.	40,243	10,934
*	Liberty Broadband Corp. Class C	63,589	10,244
	Juniper Networks Inc.	273,671	9,773
*	Roku Inc.	40,709	9,290
*	Arista Networks Inc.	59,180	8,507
*	DISH Network Corp. Class A	125,591	4,074
*	Lumentum Holdings Inc.	38,400	4,062
*	Ciena Corp.	43,130	3,320
*	Liberty Broadband Corp. Class A	19,734	3,175
*	CommScope Holding Co. Inc.	153,970	1,700
	Cable One Inc.	819	1,444
*	Altice USA Inc. Class A	72,643	1,175
*	Viasat Inc.	25,754	1,147
			476,142
Utilities (2.6%)
	NextEra Energy Inc.	792,325	73,972
	Duke Energy Corp.	308,844	32,398
	Dominion Energy Inc.	323,987	25,452
	American Water Works Co. Inc.	131,114	24,762
	Waste Management Inc.	146,985	24,532
	Southern Co.	338,442	23,210
	Exelon Corp.	386,434	22,320
	WEC Energy Group Inc.	199,699	19,385
*	PG&E Corp.	1,576,881	19,143
	Eversource Energy	183,279	16,675
	Sempra Energy	124,369	16,452
	Xcel Energy Inc.	210,170	14,229
	CMS Energy Corp.	211,659	13,768
	Atmos Energy Corp.	128,834	13,498
	American Electric Power Co. Inc.	135,702	12,073
	Consolidated Edison Inc.	133,006	11,348
	Essential Utilities Inc.	193,616	10,395
		Shares	Market Value• ($000)
	Public Service Enterprise Group Inc.	151,363	10,100
	DTE Energy Co.	80,571	9,631
	Edison International	139,688	9,534
	AES Corp.	384,857	9,352
	FirstEnergy Corp.	215,147	8,948
	Ameren Corp.	98,455	8,764
	NiSource Inc.	276,272	7,628
	CenterPoint Energy Inc.	213,200	5,950
	Alliant Energy Corp.	91,615	5,632
	Entergy Corp.	43,027	4,847
	Evergy Inc.	67,360	4,622
	Republic Services Inc.	31,721	4,424
	NRG Energy Inc.	98,641	4,249
	UGI Corp.	82,918	3,807
	PPL Corp.	122,981	3,697
*	Sunrun Inc.	102,400	3,512
*	Stericycle Inc.	40,057	2,389
*	Clean Harbors Inc.	20,375	2,033
	IDACORP Inc.	16,354	1,853
	National Fuel Gas Co.	9,448	604
			485,188
Total Common Stocks (Cost $5,548,889)			18,268,160
Preferred Stock (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $373)	8,633	891
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 0.090% (Cost $108,822)	1,088,262	108,815
Total Investments (99.9%) (Cost $5,658,084)			18,377,866
Other Assets and Liabilities—Net (0.1%)			17,661
Net Assets (100%)			18,395,527
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Tax-Managed Capital Appreciation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	518	123,245	1,747

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,549,262)	18,269,051
Affiliated Issuers (Cost $108,822)	108,815
Total Investments in Securities	18,377,866
Investment in Vanguard	581
Cash Collateral Pledged—Futures Contracts	5,962
Receivables for Accrued Income	9,148
Receivables for Capital Shares Issued	5,557
Total Assets	18,399,114
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	6
Payables for Capital Shares Redeemed	2,541
Payables to Vanguard	683
Variation Margin Payable—Futures Contracts	356
Total Liabilities	3,587
Net Assets	18,395,527
At December 31, 2021, net assets consisted of:

Paid-in Capital	5,934,193
Total Distributable Earnings (Loss)	12,461,334
Net Assets	18,395,527

Admiral Shares—Net Assets
Applicable to 63,929,831 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,849,778
Net Asset Value Per Share—Admiral Shares	$247.92

Institutional Shares—Net Assets
Applicable to 20,667,575 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,545,749
Net Asset Value Per Share—Institutional Shares	$123.18
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	200,680
Interest[2]	36
Total Income	200,716
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,384
Management and Administrative—Admiral Shares	10,371
Management and Administrative—Institutional Shares	878
Marketing and Distribution—Admiral Shares	393
Marketing and Distribution—Institutional Shares	32
Custodian Fees	17
Auditing Fees	31
Shareholders’ Reports—Admiral Shares	45
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	5
Total Expenses	14,157
Net Investment Income	186,559
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	427,603
Futures Contracts	11,608
Realized Net Gain (Loss)	439,211
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,236,839
Futures Contracts	1,497
Change in Unrealized Appreciation (Depreciation)	3,238,336
Net Increase (Decrease) in Net Assets Resulting from Operations	3,864,106
1	Dividends are net of foreign withholding taxes of $29,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $36,000, ($6,000), $2,000, and ($7,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $392,083,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	186,559	190,493
Realized Net Gain (Loss)	439,211	(81,997)
Change in Unrealized Appreciation (Depreciation)	3,238,336	2,311,172
Net Increase (Decrease) in Net Assets Resulting from Operations	3,864,106	2,419,668
Distributions
Admiral Shares	(165,377)	(166,755)
Institutional Shares	(24,347)	(19,301)
Total Distributions	(189,724)	(186,056)
Capital Share Transactions
Admiral Shares	80,691	(56,921)
Institutional Shares	470,623	190,473
Net Increase (Decrease) from Capital Share Transactions	551,314	133,552
Total Increase (Decrease)	4,225,696	2,367,164
Net Assets
Beginning of Period	14,169,831	11,802,667
End of Period	18,395,527	14,169,831
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$197.63	$165.93	$128.29	$137.30	$114.08
Investment Operations
Net Investment Income[1]	2.542	2.666	2.557	2.385	2.166
Net Realized and Unrealized Gain (Loss) on Investments	50.328	31.640	37.603	(9.045)	23.211
Total from Investment Operations	52.870	34.306	40.160	(6.660)	25.377
Distributions
Dividends from Net Investment Income	(2.580)	(2.606)	(2.520)	(2.350)	(2.157)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.580)	(2.606)	(2.520)	(2.350)	(2.157)
Net Asset Value, End of Period	$247.92	$197.63	$165.93	$128.29	$137.30
Total Return[2]	26.87%	21.07%	31.46%	-4.97%	22.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,850	$12,543	$10,579	$7,951	$8,143
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.60%	1.70%	1.69%	1.73%
Portfolio Turnover Rate[3]	0%	6%	5%	6%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$98.19	$82.46	$63.75	$68.23	$56.69
Investment Operations
Net Investment Income[1]	1.304	1.360	1.292	1.207	1.099
Net Realized and Unrealized Gain (Loss) on Investments	25.002	15.690	18.693	(4.499)	11.531
Total from Investment Operations	26.306	17.050	19.985	(3.292)	12.630
Distributions
Dividends from Net Investment Income	(1.316)	(1.320)	(1.275)	(1.188)	(1.090)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.316)	(1.320)	(1.275)	(1.188)	(1.090)
Net Asset Value, End of Period	$123.18	$98.19	$82.46	$63.75	$68.23
Total Return	26.91%	21.08%	31.51%	-4.95%	22.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,546	$1,627	$1,223	$952	$1,006
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.63%	1.73%	1.72%	1.76%
Portfolio Turnover Rate[2]	0%	6%	5%	6%	7%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Tax-Managed Capital Appreciation Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Tax-Managed Capital Appreciation Fund
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $581,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	392,083
Total Distributable Earnings (Loss)	(392,083)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the classification of securities for

Tax-Managed Capital Appreciation Fund
tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,521
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(260,904)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	12,719,717
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	189,724	186,056
Long-Term Capital Gains	—	—
Total	189,724	186,056
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,658,149
Gross Unrealized Appreciation	12,871,272
Gross Unrealized Depreciation	(151,555)
Net Unrealized Appreciation (Depreciation)	12,719,717
E.	During the year ended December 31, 2021, the fund purchased $1,073,431,000 of investment securities and sold $613,370,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $543,707,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $102,206,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Tax-Managed Capital Appreciation Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,597,362	7,167	1,194,481	7,559
Issued in Lieu of Cash Distributions	112,437	493	114,425	723
Redeemed	(1,629,108)	(7,197)	(1,365,827)	(8,571)
Net Increase (Decrease)—Admiral Shares	80,691	463	(56,921)	(289)
Institutional Shares
Issued	539,021	4,683	374,832	4,366
Issued in Lieu of Cash Distributions	13,873	123	10,490	131
Redeemed	(82,271)	(708)	(194,849)	(2,764)
Net Increase (Decrease)—Institutional Shares	470,623	4,098	190,473	1,733
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Tax-Managed Small-Cap Fund Admiral Shares	27.08%	12.44%	14.44%	$38,545
S&P SmallCap 600 Index	26.82	12.42	14.50	38,729
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Tax-Managed Small-Cap Fund Institutional Shares	27.11%	12.47%	14.48%	$19,337,218
S&P SmallCap 600 Index	26.82	12.42	14.50	19,364,657
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162
See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund
Fund Allocation
As of December 31, 2021
Communication Services	1.7%
Consumer Discretionary	12.1
Consumer Staples	4.6
Energy	4.7
Financials	18.8
Health Care	12.4
Industrials	17.0
Information Technology	13.8
Materials	5.0
Real Estate	8.0
Utilities	1.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Tax-Managed Small-Cap Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (1.7%)
	Cogent Communications Holdings Inc.	383,558	28,069
*	TechTarget Inc.	229,881	21,990
*	Cinemark Holdings Inc.	990,111	15,961
	EW Scripps Co. Class A	558,352	10,804
	Scholastic Corp.	257,750	10,300
	Telephone & Data Systems Inc.	483,824	9,749
*	Cars.com Inc.	578,600	9,310
*	AMC Networks Inc. Class A	265,850	9,156
*	QuinStreet Inc.	446,559	8,123
*	Consolidated Communications Holdings Inc.	823,253	6,158
*	Gannett Co. Inc.	1,148,632	6,122
*	Thryv Holdings Inc.	123,836	5,093
	Shenandoah Telecommunications Co.	197,077	5,026
	ATN International Inc.	100,258	4,005
*	Marcus Corp.	200,025	3,572
*	Loyalty Ventures Inc.	115,111	3,461
			156,899
Consumer Discretionary (12.1%)
	Signet Jewelers Ltd.	479,200	41,705
*	Meritage Homes Corp.	326,818	39,891
*	Asbury Automotive Group Inc.	198,263	34,246
	LCI Industries	217,355	33,879
*	Boot Barn Holdings Inc.	261,614	32,192
	Steven Madden Ltd.	681,751	31,681
	Group 1 Automotive Inc.	155,042	30,267
*	LGI Homes Inc.	191,442	29,574
	MDC Holdings Inc.	517,122	28,871
*	Dorman Products Inc.	243,845	27,557
	Installed Building Products Inc.	197,095	27,538
*	Shake Shack Inc. Class A	348,343	25,136
	Rent-A-Center Inc.	519,103	24,938
*	Gentherm Inc.	284,892	24,757
		Shares	Market Value• ($000)
*	Cavco Industries Inc.	75,024	23,831
	Winnebago Industries Inc.	309,022	23,152
*	Vista Outdoor Inc.	491,130	22,626
	Wolverine World Wide Inc.	770,273	22,192
	Century Communities Inc.	268,677	21,975
	Shutterstock Inc.	196,833	21,825
	Kontoor Brands Inc.	411,112	21,069
*	Abercrombie & Fitch Co. Class A	589,309	20,526
*	ODP Corp.	497,062	19,525
*	Sleep Number Corp.	244,982	18,766
*	Sally Beauty Holdings Inc.	945,222	17,449
	Patrick Industries Inc.	207,152	16,715
*	Cheesecake Factory Inc.	422,000	16,521
*	M/I Homes Inc.	263,234	16,368
*	Bloomin' Brands Inc.	763,896	16,027
	Monro Inc.	271,496	15,820
*	iRobot Corp.	235,675	15,526
*	Bed Bath & Beyond Inc.	1,060,300	15,459
*	Dave & Buster's Entertainment Inc.	401,500	15,418
	Oxford Industries Inc.	142,044	14,420
	La-Z-Boy Inc.	392,259	14,243
	Big Lots Inc.	311,152	14,017
	Hibbett Inc.	170,653	12,275
*	MarineMax Inc.	207,756	12,266
*	Dine Brands Global Inc.	157,717	11,957
	Strategic Education Inc.	206,414	11,939
*	Brinker International Inc.	318,144	11,641
	Sonic Automotive Inc. Class A	231,186	11,432
*	Adtalem Global Education Inc.	370,037	10,938
*	American Axle & Manufacturing Holdings Inc.	1,138,155	10,619
	Buckle Inc.	242,484	10,260
	Sturm Ruger & Co. Inc.	150,138	10,212
	Guess? Inc.	415,309	9,835
*	G-III Apparel Group Ltd.	340,244	9,404
*	Children's Place Inc.	117,268	9,298
*	Zumiez Inc.	182,212	8,744

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Standard Motor Products Inc.	166,876	8,743
*	Genesco Inc.	131,184	8,418
*	Monarch Casino & Resort Inc.	113,156	8,368
*	WW International Inc.	484,249	7,811
*	Perdoceo Education Corp.	645,960	7,596
*	Liquidity Services Inc.	319,019	7,044
*	Designer Brands Inc. Class A	487,305	6,925
	Aaron's Co. Inc.	279,639	6,893
*	Ruth's Hospitality Group Inc.	344,515	6,856
	Caleres Inc.	293,593	6,659
*	Tupperware Brands Corp.	429,800	6,572
*	America's Car-Mart Inc.	57,500	5,888
	Shoe Carnival Inc.	147,890	5,780
*	Chico's FAS Inc.	1,026,471	5,522
	Movado Group Inc.	123,959	5,185
*	Chuy's Holdings Inc.	166,679	5,020
	Haverty Furniture Cos. Inc.	162,786	4,976
*	Universal Electronics Inc.	117,532	4,789
	PetMed Express Inc.	189,030	4,775
*	Fossil Group Inc.	400,414	4,120
	Ethan Allen Interiors Inc.	145,135	3,816
*	American Public Education Inc.	170,049	3,784
*	BJ's Restaurants Inc.	107,205	3,704
*	Motorcar Parts of America Inc.	206,780	3,530
*	Conn's Inc.	146,899	3,455
*	Cooper-Standard Holdings Inc.	146,497	3,283
*	LL Flooring Holdings Inc.	183,374	3,130
*	Barnes & Noble Education Inc.	426,283	2,903
*	El Pollo Loco Holdings Inc.	194,185	2,755
*	Unifi Inc.	102,947	2,383
	Cato Corp. Class A	135,022	2,317
*	Fiesta Restaurant Group Inc.	176,490	1,943
*	Red Robin Gourmet Burgers Inc.	96,303	1,592
*	Vera Bradley Inc.	138,552	1,179
			1,154,236
Consumer Staples (4.6%)
*	Simply Good Foods Co.	749,011	31,136
	WD-40 Co.	125,107	30,606
*	Celsius Holdings Inc.	339,856	25,343
	Coca-Cola Consolidated Inc.	40,277	24,939
*	United Natural Foods Inc.	489,427	24,021
	Edgewell Personal Care Co.	479,770	21,930
	Medifast Inc.	104,387	21,862
	J & J Snack Foods Corp.	134,260	21,208
		Shares	Market Value• ($000)
*	TreeHouse Foods Inc.	512,749	20,782
	B&G Foods Inc.	590,029	18,132
	Inter Parfums Inc.	160,307	17,137
	PriceSmart Inc.	208,270	15,239
*	Central Garden & Pet Co. Class A	316,225	15,131
	Vector Group Ltd.	1,140,901	13,097
*	elf Beauty Inc.	393,839	13,079
	Cal-Maine Foods Inc.	340,537	12,596
	Universal Corp.	225,958	12,410
	Andersons Inc.	312,031	12,079
*	USANA Health Sciences Inc.	113,584	11,495
	MGP Ingredients Inc.	130,155	11,062
	National Beverage Corp.	216,800	9,828
*	Chefs' Warehouse Inc.	275,700	9,181
	SpartanNash Co.	347,087	8,941
	Fresh Del Monte Produce Inc.	260,781	7,198
	Calavo Growers Inc.	168,752	7,155
	John B Sanfilippo & Son Inc.	76,967	6,939
*	Central Garden & Pet Co.	118,830	6,254
*	Seneca Foods Corp. Class A	88,875	4,262
	Tootsie Roll Industries Inc.	5,000	181
			433,223
Energy (4.7%)
	PDC Energy Inc.	835,546	40,758
*	Range Resources Corp.	2,256,321	40,230
*	Southwestern Energy Co.	8,003,965	37,299
	Matador Resources Co.	939,431	34,684
	SM Energy Co.	1,054,803	31,096
	Helmerich & Payne Inc.	1,218,317	28,874
	Civitas Resources Inc.	504,292	24,695
	Patterson-UTI Energy Inc.	2,542,093	21,481
*	Callon Petroleum Co.	409,040	19,327
*	Renewable Energy Group Inc.	448,505	19,035
*	Green Plains Inc.	460,489	16,007
*	PBF Energy Inc. Class A	1,131,179	14,671
	World Fuel Services Corp.	530,276	14,036
*	Oceaneering International Inc.	1,020,537	11,542
	Core Laboratories NV	452,753	10,101
*	Laredo Petroleum Inc.	120,804	7,264
*	Nabors Industries Ltd.	87,916	7,129
*	Bristow Group Inc. Class A	217,982	6,904
*	Par Pacific Holdings Inc.	387,850	6,396
*	DMC Global Inc.	158,843	6,292
*	REX American Resources Corp.	65,261	6,265
*	US Silica Holdings Inc.	592,128	5,566
*	CONSOL Energy Inc.	244,333	5,549
	Archrock Inc.	706,603	5,285
*	Ranger Oil Corp.	195,429	5,261

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	ProPetro Holding Corp.	625,968	5,070
*	Dril-Quip Inc.	227,984	4,487
*	Talos Energy Inc.	369,719	3,623
*	RPC Inc.	704,098	3,197
*	Helix Energy Solutions Group Inc.	876,749	2,735
	Dorian LPG Ltd.	182,302	2,313
*	Oil States International Inc.	270,073	1,342
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	35,166	131
			448,645
Financials (18.7%)
*	Trupanion Inc.	305,821	40,378
	Walker & Dunlop Inc.	254,194	38,353
	Community Bank System Inc.	478,168	35,614
	ServisFirst Bancshares Inc.	404,262	34,338
	BankUnited Inc.	802,571	33,957
	Independent Bank Corp.	412,691	33,647
	Assured Guaranty Ltd.	653,533	32,807
	American Equity Investment Life Holding Co.	836,941	32,574
	Pacific Premier Bancorp Inc.	813,234	32,554
	First Hawaiian Inc.	1,163,134	31,788
	Ameris Bancorp	598,961	29,756
	Simmons First National Corp. Class A	989,005	29,255
*	Mr Cooper Group Inc.	695,643	28,946
	WSFS Financial Corp.	576,957	28,917
	Investors Bancorp Inc.	1,895,768	28,721
	First Bancorp (XNYS)	2,028,502	27,953
*	Triumph Bancorp Inc.	229,364	27,313
*	Axos Financial Inc.	480,951	26,890
	United Community Banks Inc.	739,328	26,571
	Old National Bancorp	1,441,612	26,122
	Piper Sandler Cos.	145,702	26,009
	CVB Financial Corp.	1,139,074	24,388
	First Midwest Bancorp Inc.	1,141,862	23,385
	Independent Bank Group Inc.	320,829	23,148
	Columbia Banking System Inc.	694,552	22,726
	Flagstar Bancorp Inc.	442,849	21,230
	Veritex Holdings Inc.	518,868	20,641
*	PRA Group Inc.	405,284	20,349
	Virtus Investment Partners Inc.	67,490	20,051
	Banner Corp.	325,349	19,739
	PennyMac Mortgage Investment Trust	1,138,050	19,722
	Great Western Bancorp Inc.	578,003	19,629
	First Financial Bancorp	784,415	19,124
		Shares	Market Value• ($000)
	Hilltop Holdings Inc.	541,101	19,014
	Stewart Information Services Corp.	236,889	18,887
	Renasant Corp.	479,302	18,189
*	Genworth Financial Inc. Class A	4,434,092	17,958
	Lakeland Financial Corp.	221,069	17,716
	Seacoast Banking Corp. of Florida	491,029	17,378
	Two Harbors Investment Corp.	2,968,756	17,130
	Meta Financial Group Inc.	286,432	17,089
*	Green Dot Corp. Class A	470,030	17,034
	Park National Corp.	122,022	16,755
*	NMI Holdings Inc. Class A	753,350	16,461
*	Encore Capital Group Inc.	250,086	15,533
	Northwest Bancshares Inc.	1,093,700	15,487
	Berkshire Hills Bancorp Inc.	538,909	15,321
	NBT Bancorp Inc.	397,298	15,304
	Eagle Bancorp Inc.	255,832	14,925
	Westamerica Bancorp	258,446	14,920
*	Customers Bancorp Inc.	222,359	14,536
	Provident Financial Services Inc.	596,009	14,435
*	World Acceptance Corp.	58,058	14,249
	Apollo Commercial Real Estate Finance Inc.	1,051,846	13,842
	Hope Bancorp Inc.	940,138	13,829
	Horace Mann Educators Corp.	353,248	13,671
	First Commonwealth Financial Corp.	837,002	13,467
	Capitol Federal Financial Inc.	1,149,409	13,023
	HomeStreet Inc.	250,294	13,015
	OFG Bancorp	489,877	13,011
	Southside Bancshares Inc.	311,077	13,009
*	Palomar Holdings Inc.	199,417	12,916
	National Bank Holdings Corp. Class A	292,987	12,874
	Brightsphere Investment Group Inc.	497,935	12,747
*	Enova International Inc.	309,786	12,689
	Brookline Bancorp Inc.	776,744	12,575
	First Bancorp (XNGS)	271,710	12,423
	City Holding Co.	151,444	12,387
*	LendingTree Inc.	100,367	12,305
	B. Riley Financial Inc.	137,854	12,250
	FB Financial Corp.	276,944	12,136
	New York Mortgage Trust Inc.	3,245,106	12,072
	Employers Holdings Inc.	288,542	11,940
	Redwood Trust Inc.	902,418	11,903
	ProAssurance Corp.	456,119	11,540
	BancFirst Corp.	162,359	11,456
*	Bancorp Inc.	447,200	11,319

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Safety Insurance Group Inc.	131,127	11,150
*	Donnelley Financial Solutions Inc.	232,159	10,944
	Trustmark Corp.	334,933	10,872
	Dime Community Bancshares Inc.	289,341	10,173
	S&T Bancorp Inc.	321,142	10,122
	Tompkins Financial Corp.	118,613	9,914
	Northfield Bancorp Inc.	607,598	9,819
	James River Group Holdings Ltd.	340,140	9,799
	Banc of California Inc.	493,661	9,686
	AMERISAFE Inc.	166,041	8,938
	Ready Capital Corp.	567,639	8,872
*	StoneX Group Inc.	138,903	8,508
	HCI Group Inc.	93,506	7,811
	Preferred Bank	106,859	7,671
*	Selectquote Inc.	846,124	7,666
	KKR Real Estate Finance Trust Inc.	355,665	7,408
	Invesco Mortgage Capital Inc.	2,574,318	7,157
	Central Pacific Financial Corp.	249,414	7,026
*	Blucora Inc.	391,633	6,783
	TrustCo Bank Corp.	200,871	6,691
	Allegiance Bancshares Inc.	157,976	6,668
	ARMOUR Residential REIT Inc.	624,539	6,127
*	Ambac Financial Group Inc.	371,808	5,968
	Ellington Financial Inc.	334,543	5,717
*	eHealth Inc.	220,321	5,618
	WisdomTree Investments Inc.	917,779	5,617
*	SiriusPoint Ltd.	651,600	5,297
	Granite Point Mortgage Trust Inc.	401,748	4,704
	Hanmi Financial Corp.	193,799	4,589
*	Franklin BSP Realty Trust Inc.	267,856	4,002
	Universal Insurance Holdings Inc.	220,302	3,745
*	EZCORP Inc. Class A	435,668	3,211
	Heritage Financial Corp.	90,675	2,216
	United Fire Group Inc.	93,418	2,166
	Greenhill & Co. Inc.	106,917	1,917
			1,781,887
Health Care (12.3%)
*	Omnicell Inc.	385,794	69,613
*	AMN Healthcare Services Inc.	415,270	50,800
	Ensign Group Inc.	457,760	38,433
*	NeoGenomics Inc.	1,111,452	37,923
	CONMED Corp.	262,141	37,161
*	Cytokinetics Inc.	743,824	33,903
		Shares	Market Value• ($000)
	Select Medical Holdings Corp.	1,024,999	30,135
	Owens & Minor Inc.	665,808	28,963
*	Merit Medical Systems Inc.	464,644	28,947
*	Prestige Consumer Healthcare Inc.	433,158	26,271
*	Integer Holdings Corp.	297,999	25,506
*	Apollo Medical Holdings Inc.	331,690	24,373
*	Pacira BioSciences Inc.	404,500	24,339
*	Allscripts Healthcare Solutions Inc.	1,296,938	23,928
*	Ligand Pharmaceuticals Inc.	149,314	23,063
*	Xencor Inc.	546,709	21,934
*	MEDNAX Inc.	760,249	20,686
*	Magellan Health Inc.	215,304	20,452
*	Glaukos Corp.	427,674	19,006
*	Emergent BioSolutions Inc.	436,301	18,966
*	CorVel Corp.	91,060	18,940
*	Myriad Genetics Inc.	686,160	18,938
*	Corcept Therapeutics Inc.	937,433	18,561
*	Covetrus Inc.	928,881	18,550
*	Fulgent Genetics Inc.	171,087	17,210
*	Lantheus Holdings Inc.	587,440	16,971
*	Heska Corp.	91,654	16,726
*	ModivCare Inc.	108,915	16,151
*	Vericel Corp.	394,958	15,522
*	Avanos Medical Inc.	442,418	15,339
	Mesa Laboratories Inc.	46,009	15,095
*	Community Health Systems Inc.	1,091,138	14,523
*	Supernus Pharmaceuticals Inc.	497,793	14,516
*	Avid Bioservices Inc.	495,813	14,468
*	Addus HomeCare Corp.	142,835	13,356
*	Enanta Pharmaceuticals Inc.	167,588	12,532
*	RadNet Inc.	375,353	11,302
	US Physical Therapy Inc.	118,200	11,294
*	REGENXBIO Inc.	344,500	11,265
*	Innoviva Inc.	628,018	10,833
*	Varex Imaging Corp.	331,696	10,465
*	Nektar Therapeutics	773,192	10,446
*	Cross Country Healthcare Inc.	361,475	10,034
*	BioLife Solutions Inc.	265,728	9,904
*	Tivity Health Inc.	367,500	9,717
*	NextGen Healthcare Inc.	528,539	9,403
*	Coherus Biosciences Inc.	588,411	9,391
*	OptimizeRx Corp.	147,400	9,155
*	AngioDynamics Inc.	318,877	8,795
*	Meridian Bioscience Inc.	397,969	8,119
*	Amphastar Pharmaceuticals Inc.	347,066	8,083

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	LeMaitre Vascular Inc.	157,782	7,925
*	Endo International plc	2,105,000	7,915
*	Harmony Biosciences Holdings Inc.	184,874	7,883
*	Vanda Pharmaceuticals Inc.	496,432	7,789
*	Joint Corp.	116,376	7,645
	Simulations Plus Inc.	155,510	7,356
*	Natus Medical Inc.	298,801	7,090
*	CryoLife Inc.	347,548	7,073
*	uniQure NV	329,139	6,826
*	Cardiovascular Systems Inc.	347,936	6,534
*	Inogen Inc.	181,479	6,170
*	Surmodics Inc.	127,677	6,148
*	Cutera Inc.	148,725	6,145
*	HealthStream Inc.	232,775	6,136
*	Collegium Pharmaceutical Inc.	317,680	5,934
*	OraSure Technologies Inc.	678,464	5,896
*	Hanger Inc.	313,371	5,681
*	Pennant Group Inc.	240,985	5,562
*	Eagle Pharmaceuticals Inc.	101,674	5,177
*	Orthofix Medical Inc.	166,359	5,172
*	Anika Therapeutics Inc.	139,915	5,013
*	Organogenesis Holdings Inc. Class A	527,247	4,872
*	Computer Programs & Systems Inc.	162,558	4,763
*	Cara Therapeutics Inc.	383,389	4,670
	Phibro Animal Health Corp. Class A	200,307	4,090
*	ANI Pharmaceuticals Inc.	82,338	3,794
*	Tabula Rasa HealthCare Inc.	197,116	2,957
*	Zynex Inc.	199,756	1,992
*	Spectrum Pharmaceuticals Inc.	428,557	544
*	Tactile Systems Technology Inc.	778	15
*,1	Lantheus Holdings Inc. CVR	933,227	—
			1,174,773
Industrials (17.0%)
	Exponent Inc.	467,094	54,524
	UFP Industries Inc.	546,461	50,280
*	Chart Industries Inc.	314,220	50,115
	Watts Water Technologies Inc. Class A	237,878	46,189
	John Bean Technologies Corp.	282,196	43,334
	Korn Ferry	502,400	38,047
	Applied Industrial Technologies Inc.	338,332	34,747
	Matson Inc.	379,475	34,164
	Hillenbrand Inc.	646,535	33,613
	SPX FLOW Inc.	383,916	33,201
		Shares	Market Value• ($000)
*	Resideo Technologies Inc.	1,265,140	32,932
	Franklin Electric Co. Inc.	335,197	31,696
	Comfort Systems USA Inc.	318,047	31,468
	Forward Air Corp.	253,798	30,732
	Aerojet Rocketdyne Holdings Inc.	649,345	30,363
	Mueller Industries Inc.	508,084	30,160
	UniFirst Corp.	135,874	28,588
	AAON Inc.	354,089	28,125
	ArcBest Corp.	219,098	26,259
	Encore Wire Corp.	181,296	25,943
*	Allegiant Travel Co.	135,920	25,422
*	Hub Group Inc. Class A	301,715	25,416
	Boise Cascade Co.	347,482	24,741
*	GMS Inc.	407,405	24,489
	ABM Industries Inc.	598,845	24,463
	Albany International Corp. Class A	276,171	24,427
*	SPX Corp.	401,351	23,953
	Moog Inc. Class A	293,512	23,766
	Brady Corp. Class A	436,249	23,514
	Arcosa Inc.	438,342	23,101
	Federal Signal Corp.	529,714	22,958
*	Atlas Air Worldwide Holdings Inc.	231,459	21,785
	EnPro Industries Inc.	193,207	21,266
	ESCO Technologies Inc.	234,369	21,091
	Barnes Group Inc.	422,684	19,693
*	Gibraltar Industries Inc.	287,857	19,194
*	MYR Group Inc.	164,919	18,232
	ManTech International Corp. Class A	245,832	17,929
*	SkyWest Inc.	452,871	17,798
*	Meritor Inc.	643,122	15,937
	Granite Construction Inc.	410,300	15,879
	Greenbrier Cos. Inc.	345,364	15,849
	HNI Corp.	376,124	15,816
	Lindsay Corp.	94,091	14,302
*	Veritiv Corp.	116,285	14,253
	Astec Industries Inc.	202,388	14,019
	Tennant Co.	165,064	13,377
	AZZ Inc.	231,645	12,808
	Alamo Group Inc.	86,427	12,720
*	AeroVironment Inc.	200,584	12,442
*	PGT Innovations Inc.	534,169	12,013
	Standex International Corp.	108,311	11,986
*	Harsco Corp.	710,626	11,875
	Healthcare Services Group Inc.	660,019	11,742
*	NV5 Global Inc.	83,600	11,547
	Deluxe Corp.	357,299	11,473
	Griffon Corp.	393,364	11,203
*	KAR Auction Services Inc.	709,387	11,081
	Enerpac Tool Group Corp. Class A	535,483	10,860
	Kaman Corp.	251,316	10,844

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	CoreCivic Inc.	1,056,515	10,533
*	AAR Corp.	264,628	10,328
*	Triumph Group Inc.	548,091	10,156
	Pitney Bowes Inc.	1,515,270	10,046
	Apogee Enterprises Inc.	203,600	9,803
*	American Woodmark Corp.	149,298	9,734
	Quanex Building Products Corp.	374,644	9,284
	Wabash National Corp.	459,759	8,974
	Marten Transport Ltd.	521,405	8,947
*	US Ecology Inc.	272,370	8,699
*	Hawaiian Holdings Inc.	468,931	8,614
	Matthews International Corp. Class A	234,014	8,581
*	TrueBlue Inc.	305,369	8,450
*	NOW Inc.	980,852	8,376
	Insteel Industries Inc.	195,383	7,778
	Interface Inc. Class A	469,437	7,488
	Heidrick & Struggles International Inc.	170,675	7,464
*	Viad Corp.	170,086	7,278
	Heartland Express Inc.	413,541	6,956
*	Forrester Research Inc.	112,916	6,632
	Resources Connection Inc.	328,047	5,852
	Kelly Services Inc. Class A	295,473	4,955
*	CIRCOR International Inc.	178,568	4,853
*	Titan International Inc.	416,749	4,568
	National Presto Industries Inc.	45,493	3,732
	Park Aerospace Corp.	232,914	3,074
*	DXP Enterprises Inc.	118,651	3,046
	Powell Industries Inc.	99,676	2,939
*	Proto Labs Inc.	22,434	1,152
*	Matrix Service Co.	11,669	88
			1,618,124
Information Technology (13.7%)
*	MaxLinear Inc. Class A	615,496	46,402
*	Vonage Holdings Corp.	2,224,418	46,246
*	SPS Commerce Inc.	318,695	45,366
*	Rogers Corp.	165,650	45,222
*	Onto Innovation Inc.	443,649	44,911
*	ExlService Holdings Inc.	300,384	43,487
*	Diodes Inc.	385,477	42,329
*	Fabrinet	324,899	38,491
*	Perficient Inc.	292,323	37,794
*	Viavi Solutions Inc.	2,114,108	37,251
*	Alarm.com Holdings Inc.	410,650	34,827
	Kulicke & Soffa Industries Inc.	548,716	33,219
*	Insight Enterprises Inc.	305,345	32,550
*	FormFactor Inc.	696,981	31,866
	Advanced Energy Industries Inc.	340,668	31,021
*	Rambus Inc.	957,197	28,132
*	Itron Inc.	406,574	27,858
		Shares	Market Value• ($000)
	Badger Meter Inc.	253,752	27,040
	EVERTEC Inc.	521,667	26,073
*	Plexus Corp.	262,163	25,139
*	3D Systems Corp.	1,132,537	24,395
*	Sanmina Corp.	562,332	23,314
*	Axcelis Technologies Inc.	308,032	22,967
*	Ultra Clean Holdings Inc.	389,290	22,330
*	Bottomline Technologies DE Inc.	348,538	19,682
	InterDigital Inc.	271,991	19,483
*	LivePerson Inc.	536,331	19,158
	Progress Software Corp.	395,285	19,080
*	Knowles Corp.	807,441	18,854
	Xperi Holding Corp.	970,249	18,347
*	Extreme Networks Inc.	1,162,220	18,247
*	8x8 Inc.	1,038,948	17,413
*	Cohu Inc.	433,588	16,515
	Methode Electronics Inc.	334,396	16,442
	CSG Systems International Inc.	281,528	16,222
*	NetScout Systems Inc.	477,845	15,807
	TTEC Holdings Inc.	160,312	14,516
*	OSI Systems Inc.	153,442	14,301
*	SMART Global Holdings Inc.	200,141	14,208
*	TTM Technologies Inc.	920,881	13,721
*	ePlus Inc.	235,072	12,666
*	Photronics Inc.	648,709	12,228
*	Unisys Corp.	583,711	12,007
*	Veeco Instruments Inc.	414,816	11,810
*	FARO Technologies Inc.	161,515	11,309
	CTS Corp.	303,272	11,136
*	Ichor Holdings Ltd.	241,756	11,128
*	Plantronics Inc.	364,065	10,682
	Benchmark Electronics Inc.	385,523	10,448
*	Harmonic Inc.	835,784	9,829
	ADTRAN Inc.	406,471	9,280
*	Agilysys Inc.	202,050	8,983
*	CEVA Inc.	205,808	8,899
*	Digi International Inc.	361,321	8,878
*	PDF Solutions Inc.	273,070	8,681
*	Arlo Technologies Inc.	749,118	7,858
*	ScanSource Inc.	222,816	7,816
*	NETGEAR Inc.	259,800	7,589
*	Diebold Nixdorf Inc.	751,060	6,797
	Ebix Inc.	215,787	6,560
*	Consensus Cloud Solutions Inc.	95,779	5,543
	Comtech Telecommunications Corp.	228,330	5,409
*	OneSpan Inc.	298,026	5,045
	PC Connection Inc.	95,355	4,113
*	CalAmp Corp.	362,784	2,561
			1,307,481

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
Materials (5.0%)
	Balchem Corp.	278,840	47,012
	HB Fuller Co.	443,708	35,940
*	Livent Corp.	1,430,878	34,885
*	Arconic Corp.	938,257	30,972
	Quaker Chemical Corp.	113,841	26,272
	Stepan Co.	179,866	22,355
	Trinseo plc	376,211	19,736
	Innospec Inc.	215,690	19,485
*	Allegheny Technologies Inc.	1,107,641	17,645
*	O-I Glass Inc.	1,395,500	16,788
	Materion Corp.	178,538	16,415
*	Ferro Corp.	725,268	15,833
*	GCP Applied Technologies Inc.	473,618	14,995
*	Kraton Corp.	312,672	14,483
	Kaiser Aluminum Corp.	143,350	13,466
	AdvanSix Inc.	251,748	11,895
	Warrior Met Coal Inc.	449,413	11,554
	Carpenter Technology Corp.	394,279	11,509
*	Century Aluminum Co.	621,577	10,293
*	TimkenSteel Corp.	577,614	9,531
	Schweitzer-Mauduit International Inc.	280,629	8,391
	Hawkins Inc.	200,222	7,899
*	Sylvamo Corp.	278,132	7,757
*	Koppers Holdings Inc.	214,113	6,702
	Neenah Inc.	139,732	6,467
	Glatfelter Corp.	368,787	6,343
	Myers Industries Inc.	288,940	5,782
*	Clearwater Paper Corp.	155,957	5,719
	Mercer International Inc.	367,863	4,411
	American Vanguard Corp.	268,629	4,403
	SunCoke Energy Inc.	589,155	3,882
*	Rayonier Advanced Materials Inc.	529,897	3,026
	Olympic Steel Inc.	119,973	2,819
	Haynes International Inc.	44,757	1,805
	Tredegar Corp.	101,245	1,197
	FutureFuel Corp.	76,747	586
			478,253
Real Estate (8.0%)
	Innovative Industrial Properties Inc.	210,700	55,395
	Agree Realty Corp.	616,018	43,959
	LXP Industrial Trust	2,445,843	38,204
	Essential Properties Realty Trust Inc.	1,039,407	29,966
	Uniti Group Inc.	2,097,711	29,389
	SITE Centers Corp.	1,532,086	24,253
	Independence Realty Trust Inc.	846,652	21,869
	Retail Opportunity Investments Corp.	1,107,701	21,711
		Shares	Market Value• ($000)
	Four Corners Property Trust Inc.	706,148	20,768
	CareTrust REIT Inc.	903,482	20,626
	Brandywine Realty Trust	1,517,859	20,370
	Washington REIT	765,162	19,779
*	Realogy Holdings Corp.	1,134,214	19,066
*	DiamondRock Hospitality Co.	1,948,003	18,720
*	Xenia Hotels & Resorts Inc.	1,020,419	18,480
	Easterly Government Properties Inc. Class A	786,987	18,038
	Tanger Factory Outlet Centers Inc.	909,477	17,535
	iStar Inc.	674,100	17,412
	NexPoint Residential Trust Inc.	202,383	16,966
	American Assets Trust Inc.	443,473	16,644
	Acadia Realty Trust	748,882	16,348
	Alexander & Baldwin Inc.	597,103	14,981
	Industrial Logistics Properties Trust	593,540	14,868
	St. Joe Co.	279,400	14,543
	Global Net Lease Inc.	938,511	14,340
*	Veris Residential Inc.	767,375	14,104
	Centerspace	120,800	13,397
	LTC Properties Inc.	390,012	13,315
	Office Properties Income Trust	459,048	11,403
	Getty Realty Corp.	349,948	11,230
*	Marcus & Millichap Inc.	212,190	10,919
	Community Healthcare Trust Inc.	226,139	10,690
	Safehold Inc.	133,373	10,650
*	Summit Hotel Properties Inc.	1,052,483	10,272
	GEO Group Inc.	1,180,388	9,148
	RPT Realty	665,234	8,901
	Armada Hoffler Properties Inc.	512,295	7,797
*	Chatham Lodging Trust	538,407	7,387
*	Hersha Hospitality Trust Class A	729,717	6,692
*	Douglas Elliman Inc.	570,450	6,560
	Service Properties Trust	730,271	6,419
	Diversified Healthcare Trust	2,067,770	6,389
	Franklin Street Properties Corp.	878,963	5,230
	Saul Centers Inc.	97,719	5,181
	Urstadt Biddle Properties Inc. Class A	239,448	5,100
	RE/MAX Holdings Inc. Class A	165,578	5,048
*	Orion Office REIT Inc.	256,443	4,788

Tax-Managed Small-Cap Fund
	Shares	Market Value• ($000)
Whitestone REIT	318,156	3,223
Universal Health Realty Income Trust	52,745	3,137
		761,210
Utilities (2.0%)
American States Water Co.	351,321	36,340
California Water Service Group	467,013	33,559
Avista Corp.	634,307	26,952
South Jersey Industries Inc.	1,020,318	26,651
Chesapeake Utilities Corp.	151,071	22,028
Middlesex Water Co.	152,634	18,362
Northwest Natural Holding Co.	316,770	15,452
Unitil Corp.	125,875	5,789
		185,133
Total Common Stocks (Cost $5,300,531)		9,499,864
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2] Vanguard Market Liquidity Fund, 0.090% (Cost $12,917)	129,181	12,917
Total Investments (99.9%) (Cost $5,313,448)		9,512,781
Other Assets and Liabilities—Net (0.1%)		7,390
Net Assets (100%)		9,520,171
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Tax-Managed Small-Cap Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	177	19,849	88

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,300,531)	9,499,864
Affiliated Issuers (Cost $12,917)	12,917
Total Investments in Securities	9,512,781
Investment in Vanguard	301
Cash Collateral Pledged—Futures Contracts	1,515
Receivables for Investment Securities Sold	5,083
Receivables for Accrued Income	9,673
Receivables for Capital Shares Issued	2,545
Total Assets	9,531,898
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	8,388
Payables for Capital Shares Redeemed	2,945
Payables to Vanguard	357
Variation Margin Payable—Futures Contracts	36
Total Liabilities	11,727
Net Assets	9,520,171
At December 31, 2021, net assets consisted of:

Paid-in Capital	6,091,940
Total Distributable Earnings (Loss)	3,428,231
Net Assets	9,520,171

Admiral Shares—Net Assets
Applicable to 92,519,227 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,630,771
Net Asset Value Per Share—Admiral Shares	$93.29

Institutional Shares—Net Assets
Applicable to 9,512,637 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	889,400
Net Asset Value Per Share—Institutional Shares	$93.50
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	117,950
Interest[2]	21
Total Income	117,971
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,350
Management and Administrative—Admiral Shares	5,763
Management and Administrative—Institutional Shares	331
Marketing and Distribution—Admiral Shares	272
Marketing and Distribution—Institutional Shares	16
Custodian Fees	16
Auditing Fees	31
Shareholders’ Reports—Admiral Shares	54
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	3
Total Expenses	7,839
Net Investment Income	110,132
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	672,712
Futures Contracts	4,990
Realized Net Gain (Loss)	677,702
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,211,660
Futures Contracts	(635)
Change in Unrealized Appreciation (Depreciation)	1,211,025
Net Increase (Decrease) in Net Assets Resulting from Operations	1,998,859
1	Dividends are net of foreign withholding taxes of $37,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, ($2,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $489,031,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	110,132	83,232
Realized Net Gain (Loss)	677,702	(216,457)
Change in Unrealized Appreciation (Depreciation)	1,211,025	763,586
Net Increase (Decrease) in Net Assets Resulting from Operations	1,998,859	630,361
Distributions
Admiral Shares	(99,967)	(73,881)
Institutional Shares	(10,011)	(7,189)
Total Distributions	(109,978)	(81,070)
Capital Share Transactions
Admiral Shares	216,002	(307,848)
Institutional Shares	80,506	(5,978)
Net Increase (Decrease) from Capital Share Transactions	296,508	(313,826)
Total Increase (Decrease)	2,185,389	235,465
Net Assets
Beginning of Period	7,334,782	7,099,317
End of Period	9,520,171	7,334,782
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$74.30	$67.84	$55.70	$61.63	$55.16
Investment Operations
Net Investment Income[1]	1.090	.819	.772	.737	.666
Net Realized and Unrealized Gain (Loss) on Investments	18.985	6.451	12.146	(5.965)	6.486
Total from Investment Operations	20.075	7.270	12.918	(5.228)	7.152
Distributions
Dividends from Net Investment Income	(1.085)	(.810)	(.778)	(.702)	(.664)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	—	—	—	(.018)
Total Distributions	(1.085)	(.810)	(.778)	(.702)	(.682)
Net Asset Value, End of Period	$93.29	$74.30	$67.84	$55.70	$61.63
Total Return[2]	27.08%	11.05%	23.28%	-8.62%	13.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,631	$6,689	$6,506	$5,304	$5,428
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.39%	1.23%	1.13%	1.17%
Portfolio Turnover Rate[3]	9%	31%	53%	29%	37%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$74.47	$67.99	$55.83	$61.77	$55.29
Investment Operations
Net Investment Income[1]	1.126	.844	.794	.755	.693
Net Realized and Unrealized Gain (Loss) on Investments	19.019	6.466	12.164	(5.972)	6.488
Total from Investment Operations	20.145	7.310	12.958	(5.217)	7.181
Distributions
Dividends from Net Investment Income	(1.115)	(.830)	(.798)	(.723)	(.683)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	—	—	—	(.018)
Total Distributions	(1.115)	(.830)	(.798)	(.723)	(.701)
Net Asset Value, End of Period	$93.50	$74.47	$67.99	$55.83	$61.77
Total Return	27.11%	11.10%	23.30%	-8.59%	13.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$889	$646	$593	$473	$492
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.42%	1.26%	1.16%	1.20%
Portfolio Turnover Rate[2]	9%	31%	53%	29%	37%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Tax-Managed Small-Cap Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Tax-Managed Small-Cap Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $301,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,499,864	—	—	9,499,864
Temporary Cash Investments	12,917	—	—	12,917
Total	9,512,781	—	—	9,512,781

Derivative Financial Instruments
Assets
Futures Contracts[1]	88	—	—	88
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

Tax-Managed Small-Cap Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	489,031
Total Distributable Earnings (Loss)	(489,031)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,596
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(764,498)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	4,191,133
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	109,978	81,070
Long-Term Capital Gains	—	—
Total	109,978	81,070
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,321,648
Gross Unrealized Appreciation	4,392,702
Gross Unrealized Depreciation	(201,569)
Net Unrealized Appreciation (Depreciation)	4,191,133

Tax-Managed Small-Cap Fund
E.	During the year ended December 31, 2021, the fund purchased $1,752,008,000 of investment securities and sold $1,432,104,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $654,470,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $50,418,000 and sales were $77,627,000, resulting in net realized gain of $37,617,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,514,849	17,250	1,131,338	20,286
Issued in Lieu of Cash Distributions	70,145	778	52,404	905
Redeemed	(1,368,992)	(15,531)	(1,491,590)	(27,073)
Net Increase (Decrease)—Admiral Shares	216,002	2,497	(307,848)	(5,882)
Institutional Shares
Issued	140,767	1,520	66,229	1,208
Issued in Lieu of Cash Distributions	6,056	67	4,490	77
Redeemed	(66,317)	(745)	(76,697)	(1,343)
Net Increase (Decrease)—Institutional Shares	80,506	842	(5,978)	(58)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (three of the funds constituting Vanguard Tax-Managed Funds, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Tax-Managed Funds
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The Tax-Managed Balanced Fund designates 63% of its income dividends as exempt-interest dividends.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
Tax-Managed Balanced Fund	42,498
Tax-Managed Capital Appreciation Fund	189,724
Tax-Managed Small-Cap Fund	94,383
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
Tax-Managed Balanced Fund	—
Tax-Managed Capital Appreciation Fund	—
Tax-Managed Small-Cap Fund	12,648
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
Tax-Managed Balanced Fund	96.8%
Tax-Managed Capital Appreciation Fund	99.9
Tax-Managed Small-Cap Fund	84.1

"Bloomberg®" and Bloomberg 1–15 Year Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Tax-Managed Balanced Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Tax-Managed Balanced Fund or any member of the public regarding the advisability of investing in securities generally or in the Tax-Managed Balanced Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg 1–15 Year Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Tax-Managed Balanced Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the or the owners of the Tax-Managed Balanced Fund into consideration in determining, composing or calculating the Bloomberg 1–15 Year Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Tax-Managed Balanced Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Tax-Managed Balanced Fund customers, in connection with the administration, marketing or trading of the Tax-Managed Balanced Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TAX-MANAGED BALANCED FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES— WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TAX-MANAGED BALANCED FUND OR BLOOMBERG 1–15 YEAR MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1030 022022

Annual Report   |   December 31, 2021
Vanguard Developed Markets Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, returns for Vanguard Developed Markets Index Fund ranged from 11.35% for Investor Shares to 11.49% for ETF Shares (based on net asset value) and Institutional Plus Shares. The fund’s benchmark, the FTSE Developed All Cap ex US Index, returned 11.58%.
•	The global economy continued to heal over the period. Vaccination programs started rolling out in developed countries early in the year, helping some hard-hit sectors such as hospitality, leisure, and travel while more workers returned to the labor force. Stocks overall performed strongly, even with the spread of new COVID-19 variants and a surge in inflation and as many central banks adopted less accommodative monetary stances.
•	Financial and industrial stocks, the largest sectors represented in the benchmark, contributed most to results. Real estate, utilities, and telecommunications, the smallest sectors, were relative laggards.
•	For the 10 years ended December 31, the fund share classes with at least a decade of history recorded average annual returns of more than 8%, in line with the spliced benchmark index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$1,013.20	$0.81
FTSE Developed Markets ETF Shares	1,000.00	1,014.20	0.25
Admiral™ Shares	1,000.00	1,013.80	0.36
Institutional Shares	1,000.00	1,013.90	0.25
Institutional Plus Shares	1,000.00	1,014.00	0.20
Based on Hypothetical 5% Yearly Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
FTSE Developed Markets ETF Shares	1,000.00	1,024.95	0.26
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.05% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Developed Markets Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Developed Markets ETF Shares Net Asset Value	11.49%	10.18%	8.53%	$22,676
FTSE Developed Markets ETF Shares Market Price	11.66	10.13	8.45	22,497
Spliced Developed ex US Index	11.58	10.08	8.48	22,578
FTSE Global All Cap ex US Index	8.84	9.92	7.76	21,118
Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Since Inception (12/19/2013)	Final Value of a $10,000 Investment
Developed Markets Index Fund Investor Shares	11.35%	10.04%	6.06%	$16,039
Spliced Developed ex US Index	11.58	10.08	6.18	16,184
FTSE Global All Cap ex US Index	8.84	9.92	6.01	15,975
“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
4

Developed Markets Index Fund
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Developed Markets Index Fund Admiral Shares	11.43%	10.15%	8.51%	$22,636
Spliced Developed ex US Index	11.58	10.08	8.48	22,578
FTSE Global All Cap ex US Index	8.84	9.92	7.76	21,118

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Developed Markets Index Fund Institutional Shares	11.44%	10.17%	8.54%	$11,348,370
Spliced Developed ex US Index	11.58	10.08	8.48	11,289,167
FTSE Global All Cap ex US Index	8.84	9.92	7.76	10,559,008

	One Year	Five Years	Since Inception (4/1/2014)	Final Value of a $100,000,000 Investment
Developed Markets Index Fund Institutional Plus Shares	11.49%	10.18%	5.82%	$155,023,030
Spliced Developed ex US Index	11.58	10.08	5.85	155,326,870
FTSE Global All Cap ex US Index	8.84	9.92	5.66	153,227,970
“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
FTSE Developed Markets ETF Shares Market Price	11.66%	62.01%	124.97%
FTSE Developed Markets ETF Shares Net Asset Value	11.49	62.34	126.76
Spliced Developed ex US Index	11.58	61.60	125.78
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

Developed Markets Index Fund
Fund Allocation
As of December 31, 2021
Japan	20.4%
United Kingdom	13.1
Canada	9.5
France	8.6
Switzerland	8.0
Germany	7.2
Australia	6.4
South Korea	5.0
Netherlands	3.9
Sweden	3.5
Hong Kong	2.5
Italy	2.2
Denmark	2.1
Spain	1.9
Finland	1.2
Singapore	1.0
Other	3.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Developed Markets Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (6.3%)
	Commonwealth Bank of Australia	11,905,881	875,217
	CSL Ltd.	3,330,922	704,491
	BHP Group Ltd.	20,551,372	620,482
	National Australia Bank Ltd.	23,008,075	483,103
	Australia & New Zealand Banking Group Ltd.	19,846,852	397,559
	Westpac Banking Corp.	25,584,169	396,901
	Macquarie Group Ltd.	2,376,663	355,276
	Wesfarmers Ltd.	7,892,914	340,551
	Goodman Group	12,712,209	245,051
	Woolworths Group Ltd.	8,440,631	233,329
	Transurban Group (XASX)	21,222,158	213,162
	Rio Tinto Ltd.	2,590,892	189,063
	Fortescue Metals Group Ltd.	11,103,218	156,075
	Aristocrat Leisure Ltd.	4,610,962	146,272
	Amcor plc GDR	10,761,872	129,553
	James Hardie Industries plc GDR	3,107,247	125,073
	Coles Group Ltd.	8,854,336	115,532
	Sonic Healthcare Ltd.	3,334,978	113,110
	Woodside Petroleum Ltd.	6,722,584	107,171
	Newcrest Mining Ltd.	5,699,581	102,080
	Santos Ltd.	21,502,605	99,051
	South32 Ltd.	32,661,247	95,521
*	Afterpay Ltd.	1,558,423	94,078
	ASX Ltd.	1,352,358	91,398
*	Xero Ltd.	875,051	89,570
	Telstra Corp. Ltd.	29,075,592	88,367
	QBE Insurance Group Ltd.	10,326,212	85,271
	Scentre Group	36,342,265	83,601
	Brambles Ltd.	10,041,173	77,682
	Suncorp Group Ltd.	8,982,904	72,322
	Cochlear Ltd.	449,109	70,488
	Ramsay Health Care Ltd.	1,223,617	63,591
		Shares	Market Value• ($000)
	Dexus (XASX)	7,542,005	60,984
	APA Group	8,268,054	60,487
	SEEK Ltd.	2,458,045	58,599
	Mirvac Group	27,613,828	58,452
*	Sydney Airport	9,227,984	58,261
	Computershare Ltd. (XASX)	3,772,905	54,923
	Northern Star Resources Ltd.	7,955,075	54,710
	Insurance Australia Group Ltd.	17,283,261	53,561
	BlueScope Steel Ltd.	3,496,733	53,382
	Tabcorp Holdings Ltd.	14,611,745	53,381
	GPT Group	13,471,355	53,120
	Stockland	16,756,823	51,695
	Charter Hall Group	3,266,528	48,867
	Origin Energy Ltd.	12,346,295	47,120
	OZ Minerals Ltd.	2,285,595	47,120
	Medibank Pvt Ltd.	19,306,272	47,022
*	Lynas Rare Earths Ltd.	6,322,724	46,919
	Treasury Wine Estates Ltd.	5,063,549	45,655
	Endeavour Group Ltd.	8,910,854	43,729
	REA Group Ltd.	353,872	43,152
*	Pilbara Minerals Ltd.	18,229,116	42,522
	Mineral Resources Ltd.	976,569	39,889
	Washington H Soul Pattinson & Co. Ltd.	1,816,275	39,145
	Lendlease Corp. Ltd.	4,809,093	37,446
	Reece Ltd.	1,868,880	36,754
	IGO Ltd.	4,384,833	36,723
	Domino's Pizza Enterprises Ltd.	427,036	36,653
	Ampol Ltd.	1,675,653	36,182
	Evolution Mining Ltd.	11,959,646	35,482
	carsales.com Ltd.	1,905,300	34,813
	Atlas Arteria Ltd.	6,716,753	33,802
	Vicinity Centres	26,420,220	32,493
	Incitec Pivot Ltd.	13,667,596	32,306
	ALS Ltd.	3,371,256	32,096
	IDP Education Ltd.	1,272,368	32,054
	Aurizon Holdings Ltd.	12,372,147	31,433
*	Allkem Ltd.	4,074,865	30,910
*	NEXTDC Ltd.	3,200,376	29,718
7

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Orica Ltd.	2,860,643	28,527
	JB Hi-Fi Ltd.	798,956	28,095
	Bank of Queensland Ltd.	4,522,906	26,637
	Bendigo & Adelaide Bank Ltd.	3,849,541	25,500
	Reliance Worldwide Corp. Ltd.	5,545,664	25,340
	Altium Ltd.	768,132	25,224
	WiseTech Global Ltd.	591,002	25,065
	AusNet Services Ltd.	13,102,470	24,511
	Steadfast Group Ltd.	6,366,278	24,299
	Alumina Ltd.	17,804,909	24,220
	Qube Holdings Ltd.	10,341,787	23,873
	Breville Group Ltd.	993,310	22,908
	Challenger Ltd.	4,731,252	22,474
	Metcash Ltd.	6,822,213	22,315
	Iluka Resources Ltd.	2,967,580	21,877
	Nine Entertainment Co. Holdings Ltd.	10,330,379	21,831
	Cleanaway Waste Management Ltd.	9,584,735	21,818
*	Crown Resorts Ltd.	2,461,731	21,429
	Downer EDI Ltd.	4,901,705	21,292
*	Virgin Money UK plc	8,662,165	21,014
	Ansell Ltd.	906,050	20,721
	Worley Ltd.	2,644,985	20,491
[1]	AGL Energy Ltd.	4,446,286	19,865
*	Qantas Airways Ltd.	5,174,297	18,875
	ARB Corp. Ltd.	479,550	18,326
	Shopping Centres Australasia Property Group	7,806,852	16,872
*	AMP Ltd.	22,930,758	16,855
	nib holdings Ltd.	3,240,489	16,512
*	Star Entertainment Grp Ltd.	6,110,599	16,370
	National Storage REIT	8,322,279	16,099
	Orora Ltd.	6,285,921	16,043
	Healius Ltd.	4,124,666	15,803
	Seven Group Holdings Ltd.	990,151	15,579
*	Uniti Group Ltd.	4,791,632	15,506
*	Chalice Mining Ltd.	2,195,765	15,370
[1]	Magellan Financial Group Ltd.	967,843	14,956
	Harvey Norman Holdings Ltd.	4,146,188	14,903
	CSR Ltd.	3,469,249	14,854
	Link Administration Holdings Ltd.	3,547,093	14,371
	Charter Hall Long Wale REIT	3,870,205	14,223
	Pro Medicus Ltd.	299,878	13,610
	Sims Ltd.	1,162,072	13,603
	Eagers Automotive Ltd.	1,384,292	13,550
*,1	Flight Centre Travel Group Ltd.	1,015,628	13,032
	Premier Investments Ltd.	583,830	12,882
	Sandfire Resources Ltd. (XASX)	2,671,263	12,834
*,1	Champion Iron Ltd.	3,201,616	12,700
*	Boral Ltd.	2,825,529	12,543
*	Liontown Resources Ltd.	10,316,242	12,467
		Shares	Market Value• ($000)
*	Megaport Ltd.	913,309	12,306
	IRESS Ltd.	1,343,657	12,224
*	Corporate Travel Management Ltd.	758,328	12,161
	Bapcor Ltd.	2,382,292	12,143
	Insignia Financial Ltd.	4,574,697	12,054
	Centuria Capital Group	4,714,051	11,998
*	Whitehaven Coal Ltd.	6,101,838	11,619
	Waypoint REIT	5,497,659	11,319
	Ingenia Communities Group	2,487,777	11,255
	Beach Energy Ltd.	12,246,520	11,244
	TPG Telecom Ltd.	2,606,451	11,168
	Super Retail Group Ltd.	1,206,835	10,935
	Pendal Group Ltd.	2,665,577	10,804
*,1	Imugene Ltd.	37,042,040	10,777
	Perpetual Ltd.	411,615	10,772
*,1	Zip Co. Ltd.	3,250,965	10,239
	Elders Ltd.	1,142,997	10,207
*,1	Webjet Ltd.	2,699,196	10,166
	Charter Hall Retail REIT	3,269,673	10,136
[2]	Viva Energy Group Ltd.	5,905,450	10,108
	BWP Trust	3,319,698	10,022
*	Perseus Mining Ltd.	8,453,974	10,008
	Lifestyle Communities Ltd.	643,940	9,733
*	Paladin Energy Ltd.	14,987,601	9,649
	Technology One Ltd.	1,028,349	9,542
	GrainCorp Ltd. Class A	1,583,364	9,532
	Credit Corp. Group Ltd.	384,945	9,384
	Centuria Industrial REIT	3,071,647	9,365
	InvoCare Ltd.	1,080,832	9,250
	Bega Cheese Ltd.	2,197,053	9,073
	Deterra Royalties Ltd.	2,890,007	9,051
	AUB Group Ltd.	479,819	9,003
	Nickel Mines Ltd.	8,575,821	8,936
	Abacus Property Group	3,106,157	8,564
*	ioneer Ltd.	13,892,620	8,089
*	De Grey Mining Ltd.	9,043,692	8,036
*,1	PointsBet Holdings Ltd.	1,532,391	7,862
[1]	CIMIC Group Ltd.	637,968	7,859
	Arena REIT	2,182,787	7,829
*	EVENT Hospitality and Entertainment Ltd.	725,688	7,816
	Nufarm Ltd.	2,204,996	7,791
	Australian Ethical Investment Ltd.	762,782	7,656
	Aventus Group	2,810,356	7,358
	Netwealth Group Ltd.	571,058	7,356
*	Nanosonics Ltd.	1,590,405	7,304
*	Silver Lake Resources Ltd.	5,584,406	7,240
	Brickworks Ltd.	405,469	7,131

8

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Pinnacle Investment Management Group Ltd.	625,722	7,103
	Collins Foods Ltd.	728,934	7,090
	IPH Ltd.	1,104,355	7,051
*,2	Life360 Inc. GDR	988,370	6,974
	GUD Holdings Ltd.	838,100	6,933
[1]	HUB24 Ltd.	332,549	6,850
	Charter Hall Social Infrastructure REIT	2,237,835	6,726
	Regis Resources Ltd.	4,722,750	6,721
	Ramelius Resources Ltd.	5,858,817	6,718
	Blackmores Ltd.	100,575	6,691
	Gold Road Resources Ltd.	5,817,709	6,668
	Costa Group Holdings Ltd. (XASX)	2,951,610	6,514
	Adbri Ltd.	3,136,970	6,443
	Domain Holdings Australia Ltd.	1,568,673	6,443
*	West African Resources Ltd.	6,590,809	6,358
	Johns Lyng Group Ltd.	945,662	6,280
	Platinum Asset Management Ltd.	3,137,189	6,162
	Cromwell Property Group	9,626,647	6,093
	Appen Ltd.	746,420	6,051
	Growthpoint Properties Australia Ltd.	1,905,366	6,042
	United Malt Grp Ltd.	1,837,848	5,846
	Rural Funds Group	2,501,300	5,767
*	Telix Pharmaceuticals Ltd.	1,019,667	5,754
	Codan Ltd.	842,430	5,714
*,1	Temple & Webster Group Ltd.	728,606	5,704
*	Australian Strategic Materials Ltd.	714,242	5,543
	Imdex Ltd.	2,570,061	5,516
*	Western Areas Ltd.	2,194,741	5,483
[1]	Clinuvel Pharmaceuticals Ltd.	270,786	5,351
	Lovisa Holdings Ltd.	363,240	5,314
	Home Consortium Ltd.	915,668	5,304
	Centuria Office REIT	3,088,205	5,258
	St. Barbara Ltd.	4,899,368	5,237
*	Capricorn Metals Ltd.	2,023,429	5,010
	Jumbo Interactive Ltd.	352,480	4,939
*	EML Payments Ltd.	2,086,265	4,901
*,1	Tyro Payments Ltd.	2,295,743	4,783
	Kelsian Group Ltd.	887,692	4,770
	Genworth Mortgage Insurance Australia Ltd.	2,818,212	4,759
*	Vulcan Energy Resources Ltd.	624,566	4,735
*	G8 Education Ltd.	5,858,527	4,734
		Shares	Market Value• ($000)
*,2	Coronado Global Resources Inc. GDR	5,022,249	4,535
*,1	Syrah Resources Ltd.	3,414,007	4,500
*,1	PolyNovo Ltd.	4,034,577	4,470
*	Omni Bridgeway Ltd.	1,657,599	4,440
	Dexus Industria REIT	1,693,041	4,325
	Monadelphous Group Ltd.	608,824	4,280
	Hansen Technologies Ltd.	1,093,444	4,256
*	oOh!media Ltd.	3,437,878	4,237
*	Karoon Energy Ltd.	3,422,010	4,195
	Data#3 Ltd.	979,426	4,188
*,1	Mesoblast Ltd.	3,961,505	4,019
	NRW Holdings Ltd.	3,044,152	3,910
	Accent Group Ltd.	2,158,358	3,851
*	City Chic Collective Ltd.	962,046	3,846
	Senex Energy Ltd.	1,093,272	3,680
	Select Harvests Ltd.	812,134	3,669
[1]	Dicker Data Ltd.	338,931	3,658
*	Bellevue Gold Ltd.	5,875,552	3,624
*	PEXA Group Ltd.	246,999	3,589
	GWA Group Ltd.	1,782,327	3,571
	Tassal Group Ltd.	1,396,760	3,547
	Irongate Group	2,766,018	3,481
	Integral Diagnostics Ltd.	963,318	3,466
*,1	Dubber Corp. Ltd.	1,737,319	3,454
*	29Metals Ltd.	1,523,465	3,406
	SmartGroup Corp. Ltd.	601,568	3,394
	Australian Pharmaceutical Industries Ltd.	2,692,144	3,388
*,1	Eclipx Group Ltd.	2,093,415	3,368
	Baby Bunting Group Ltd.	815,206	3,332
	Westgold Resources Ltd.	2,167,885	3,228
	Perenti Global Ltd.	4,772,317	3,210
	Hotel Property Investments	1,169,552	3,183
[1]	HomeCo Daily Needs REIT	2,712,632	3,150
*	nearmap Ltd.	2,764,334	3,108
	Money3 Corp. Ltd.	1,202,182	3,104
	Inghams Group Ltd.	1,212,076	3,096
*	Fineos Corp. Ltd. GDR	911,424	3,058
	Austal Ltd.	2,141,932	3,038
	McMillan Shakespeare Ltd.	343,709	3,023
	Bravura Solutions Ltd.	1,666,165	2,990
*,1	Redbubble Ltd.	1,252,456	2,978
*	Seven West Media Ltd.	6,246,135	2,941
[1]	Kogan.com Ltd.	441,484	2,832
*,1	Audinate Group Ltd.	437,812	2,821
	Infomedia Ltd.	2,459,774	2,739
	Australian Finance Group Ltd.	1,372,928	2,696
*,1	Betmakers Technology Group Ltd.	4,601,082	2,680

9

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Starpharma Holdings Ltd. Class A	2,731,545	2,669
[1]	BWX Ltd.	833,287	2,642
	MyState Ltd.	703,088	2,595
	Estia Health Ltd.	1,532,525	2,566
	Sigma Healthcare Ltd.	7,246,348	2,533
	Southern Cross Media Group Ltd.	1,785,018	2,516
*	Aurelia Metals Ltd.	8,366,242	2,503
	Pact Group Holdings Ltd.	1,338,303	2,467
*,1	Carnarvon Energy Ltd.	9,864,991	2,440
*	OFX Group Ltd.	1,439,919	2,420
*	Mayne Pharma Group Ltd.	11,164,148	2,403
*	Superloop Ltd.	2,775,217	2,402
[1]	New Hope Corp. Ltd.	1,478,073	2,400
[1]	Emeco Holdings Ltd.	3,729,715	2,391
*	Australian Agricultural Co. Ltd.	2,137,797	2,300
	GDI Property Group	2,836,609	2,280
	Service Stream Ltd.	3,775,132	2,209
*,1	Andromeda Metals Ltd.	16,388,538	2,208
*	Opthea Ltd.	2,306,521	2,173
*	Alkane Resources Ltd.	3,163,118	2,111
*	Resolute Mining Ltd.	7,406,432	2,108
	Virtus Health Ltd.	423,094	2,108
*	Nuix Ltd.	1,265,094	2,022
*,1	PPK Group Ltd.	294,935	1,993
*,1	Paradigm Biopharmaceuticals Ltd.	1,326,990	1,819
*	Cooper Energy Ltd.	8,898,758	1,813
*	Myer Holdings Ltd.	5,425,126	1,778
[1]	Macmahon Holdings Ltd.	12,595,078	1,694
*,1	Humm Group Ltd.	2,433,340	1,594
	Cedar Woods Properties Ltd.	396,553	1,568
	SG Fleet Group Ltd.	829,047	1,506
*,1	AMA Group Ltd.	4,750,729	1,486
*,1	Electro Optic Systems Holdings Ltd.	832,889	1,418
	Mount Gibson Iron Ltd.	4,570,442	1,414
	MACA Ltd.	2,240,138	1,337
	Navigator Global Investments Ltd.	959,155	1,295
*,1	Bubs Australia Ltd.	3,593,986	1,242
[1]	Regis Healthcare Ltd.	877,203	1,194
*	Marley Spoon AG GDR	1,691,223	1,158
	Jupiter Mines Ltd.	6,362,076	1,065
*	Dacian Gold Ltd.	6,075,137	842
*,1	New Century Resources Ltd.	495,328	828
*	Falcon Metals Ltd.	713,926	299
*,1	Minerals 260 Ltd.	676,645	261
	Vita Group Ltd.	873,010	229
*,3	Bgp Holdings plc	7,179,555	26
			10,603,901
		Shares	Market Value• ($000)
Austria (0.3%)
	Erste Group Bank AG	2,152,654	100,917
	OMV AG	997,113	56,390
	Verbund AG	463,649	52,107
	Wienerberger AG	795,789	29,224
	voestalpine AG	805,090	29,211
[2]	BAWAG Group AG	468,050	28,706
	Raiffeisen Bank International AG	909,830	26,722
	ANDRITZ AG	490,180	25,211
[1]	IMMOFINANZ AG	674,237	17,315
*	Lenzing AG	91,722	12,641
	Mayr Melnhof Karton AG	58,305	11,680
	CA Immobilien Anlagen AG (XWBO)	284,439	10,614
	Oesterreichische Post AG	237,707	10,170
	AT&S Austria Technologie & Systemtechnik AG	172,703	8,472
	S IMMO AG	340,448	8,418
	Telekom Austria AG Class A	916,728	7,971
	EVN AG	250,129	7,547
	Vienna Insurance Group AG Wiener Versicherung Gruppe	261,519	7,423
	UNIQA Insurance Group AG	759,182	6,951
	Strabag SE (Bearer)	98,534	4,096
*	DO & CO AG	44,573	3,747
	Palfinger AG	66,330	2,586
*	Schoeller-Bleckmann Oilfield Equipment AG	72,820	2,545
*	Flughafen Wien AG	63,683	1,928
	Agrana Beteiligungs AG	74,654	1,457
*	Porr AG	91,453	1,428
*,3	CA Immobilien Anlagen AG	494,405	—
			475,477
Belgium (0.9%)
	Anheuser-Busch InBev SA	5,835,112	351,799
	KBC Group NV	1,915,348	164,569
*	Argenx SE	356,981	126,945
	UCB SA	843,311	96,244
	Groupe Bruxelles Lambert SA	705,274	78,770
	Ageas SA	1,246,652	64,561
	Umicore SA	1,427,615	58,239
	Solvay SA	480,864	55,903
	Sofina SA	106,794	52,458
	Warehouses De Pauw CVA	988,400	47,438
	Cofinimmo SA	211,723	33,817
	Aedifica SA	253,846	33,137
	Elia Group SA	247,901	32,675
	D'ieteren Group	160,378	31,264
	Ackermans & van Haaren NV	154,960	29,731
	Proximus SADP	991,840	19,370
	Melexis NV	141,199	16,825
	VGP NV	52,458	15,309

10

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Etablissements Franz Colruyt NV	352,580	14,961
	Montea NV	83,745	12,602
	KBC Ancora	253,100	12,105
[1]	Euronav NV	1,360,282	12,057
	Telenet Group Holding NV	326,183	11,904
	Shurgard Self Storage SA	171,707	11,259
	Barco NV	498,927	10,870
	Bekaert SA	239,435	10,645
	Gimv NV	131,269	7,975
	Xior Student Housing NV	138,372	7,725
	Fagron	438,327	7,390
*	Tessenderlo Group SA	193,608	7,339
	Cie d'Entreprises CFE	47,875	6,661
*	bpost SA	669,592	5,844
	Retail Estates NV	68,774	5,580
	Befimmo SA	143,324	5,507
*	Kinepolis Group NV	87,908	5,477
*	AGFA-Gevaert NV	1,103,761	4,765
*,1	Ontex Group NV	527,233	4,208
	Econocom Group SA NV	827,446	3,457
*,1	Mithra Pharmaceuticals SA	147,178	3,342
	Orange Belgium SA	97,686	2,213
	Van de Velde NV	37,279	1,461
	Wereldhave Belgium Comm VA	17,689	994
			1,485,395
Canada (9.4%)
*	Shopify Inc. Class A	784,419	1,080,054
	Royal Bank of Canada	9,911,718	1,051,937
	Toronto-Dominion Bank	12,673,290	971,624
	Bank of Nova Scotia	8,439,259	597,443
	Brookfield Asset Management Inc. Class A	9,285,110	560,725
	Enbridge Inc.	14,004,495	547,027
	Canadian National Railway Co.	4,127,095	506,951
	Bank of Montreal	4,502,573	484,767
	Canadian Pacific Railway Ltd.	6,484,152	466,365
	Canadian Imperial Bank of Commerce	3,047,104	355,188
	Canadian Natural Resources Ltd.	8,102,671	342,375
[1]	TC Energy Corp.	6,820,044	317,185
[1]	Nutrien Ltd.	3,977,805	298,992
	Manulife Financial Corp.	13,535,284	257,983
	Suncor Energy Inc.	10,172,854	254,532
	Constellation Software Inc.	133,333	247,381
	Alimentation Couche Tard Inc.	5,534,551	231,892
	Sun Life Financial Inc.	4,068,732	226,475
	Franco-Nevada Corp.	1,324,909	183,232
		Shares	Market Value• ($000)
	National Bank of Canada	2,339,435	178,359
	Waste Connections Inc.	1,258,068	171,462
	Barrick Gold Corp. (XLON)	8,787,009	167,064
	Magna International Inc.	1,957,867	158,416
	Fortis Inc. (XTSE)	3,189,363	153,877
[1]	Thomson Reuters Corp.	1,148,443	137,337
	Wheaton Precious Metals Corp.	3,141,985	134,825
*	CGI Inc.	1,517,893	134,216
	Intact Financial Corp.	991,638	128,895
	Restaurant Brands International Inc. (XTSE)	2,082,780	126,289
[1]	Power Corp. of Canada	3,754,219	124,057
	WSP Global Inc.	814,472	118,235
	Rogers Communications Inc. Class B	2,447,919	116,557
[1]	Pembina Pipeline Corp.	3,831,034	116,208
	BCE Inc.	2,089,499	108,708
	Cenovus Energy Inc.	8,803,439	107,942
	Dollarama Inc.	2,014,173	100,808
*	Teck Resources Ltd. Class B	3,234,540	93,153
	First Quantum Minerals Ltd.	3,875,539	92,741
	Loblaw Cos. Ltd.	1,117,206	91,535
[1]	Metro Inc.	1,708,108	90,905
	Shaw Communications Inc. Class B	2,982,826	90,526
	Agnico Eagle Mines Ltd.	1,698,600	90,224
	Open Text Corp.	1,882,099	89,333
	Emera Inc.	1,776,958	88,809
	Fairfax Financial Holdings Ltd.	170,692	83,965
	Waste Connections Inc. (XTSE)	570,366	77,724
	Kirkland Lake Gold Ltd.	1,841,756	77,182
	TELUS Corp.	3,121,673	73,516
	TFI International Inc.	618,772	69,398
[1]	Algonquin Power & Utilities Corp.	4,577,732	66,117
	Barrick Gold Corp.	3,561,990	66,054
	West Fraser Timber Co. Ltd.	690,440	65,870
	Tourmaline Oil Corp.	1,936,825	62,532
[1]	Cameco Corp.	2,779,618	60,605
*	Bausch Health Cos. Inc.	2,193,099	60,577
	George Weston Ltd.	504,964	58,546
[2]	Hydro One Ltd.	2,191,708	57,021
[1]	Canadian Apartment Properties REIT	1,196,956	56,737
	Canadian Tire Corp. Ltd. Class A	394,689	56,613
	Gildan Activewear Inc.	1,335,216	56,609
	Great-West Lifeco Inc.	1,852,879	55,603

11

Developed Markets Index Fund
		Shares	Market Value• ($000)
	CCL Industries Inc. Class B	1,033,252	55,406
[1]	Imperial Oil Ltd.	1,482,820	53,477
*	CAE Inc.	2,057,354	51,899
	FirstService Corp.	263,551	51,796
	Kinross Gold Corp.	8,789,209	51,000
	Toromont Industries Ltd.	561,421	50,756
*	Descartes Systems Group Inc.	591,900	48,954
	Northland Power Inc.	1,569,994	47,102
	Ritchie Bros Auctioneers Inc.	768,629	47,037
	Stantec Inc.	781,517	43,909
	iA Financial Corp. Inc.	740,060	42,346
[1]	AltaGas Ltd.	1,946,129	42,017
	Onex Corp.	528,547	41,483
[1]	ARC Resources Ltd.	4,562,379	41,478
[1]	RioCan REIT	2,234,255	40,518
	TMX Group Ltd.	389,802	39,521
	Saputo Inc.	1,669,449	37,614
[1]	Granite REIT	436,362	36,359
	Pan American Silver Corp.	1,455,382	36,311
*	Lightspeed Commerce Inc.	888,383	35,874
	Lundin Mining Corp.	4,507,748	35,208
	Empire Co. Ltd. Class A	1,154,204	35,166
[1]	Keyera Corp.	1,554,249	35,055
*,1	BlackBerry Ltd.	3,572,969	33,387
	Colliers International Group Inc.	223,502	33,285
[1]	Brookfield Renewable Corp. Class A (XTSE)	894,708	32,925
	GFL Environmental Inc.	852,122	32,220
*	Ivanhoe Mines Ltd. Class A	3,939,268	32,138
[1]	Allied Properties REIT	890,359	30,935
[1]	SNC-Lavalin Group Inc.	1,235,792	30,198
	Brookfield Infrastructure Corp. Class A	438,075	29,898
[1]	Element Fleet Management Corp.	2,916,924	29,701
*,2	Nuvei Corp.	457,014	29,626
	Parkland Corp.	1,061,037	29,165
	B2Gold Corp.	7,285,399	28,682
	Finning International Inc.	1,129,846	28,475
[1]	Yamana Gold Inc.	6,750,699	28,391
	Quebecor Inc. Class B	1,189,629	26,850
	CI Financial Corp.	1,280,239	26,760
*	Kinaxis Inc.	187,738	26,318
	SSR Mining Inc.	1,483,869	26,265
	H&R REIT	2,008,041	25,796
	Premium Brands Holdings Corp. Class A	257,816	25,770
*	Aritzia Inc.	617,267	25,546
	Capital Power Corp.	816,741	25,478
		Shares	Market Value• ($000)
	Canadian Utilities Ltd. Class A	842,471	24,436
[1]	SmartCentres REIT	944,407	24,033
	Boyd Group Services Inc.	149,545	23,599
	First Capital REIT	1,580,134	23,559
[1]	BRP Inc.	259,967	22,771
*,1	Ballard Power Systems Inc.	1,766,920	22,196
	Choice Properties REIT	1,824,719	21,912
	Alamos Gold Inc. Class A	2,756,374	21,202
*	ATS Automation Tooling Systems Inc.	522,061	20,735
*	Air Canada Class A	1,237,318	20,668
[1]	IGM Financial Inc.	570,900	20,589
*	MEG Energy Corp.	2,164,273	20,018
	Crescent Point Energy Corp.	3,730,850	19,908
	Primo Water Corp.	1,114,951	19,673
*	Bombardier Inc. Class B	14,686,152	19,505
	Enerplus Corp.	1,804,523	19,030
	Linamar Corp.	319,473	18,924
[1]	Gibson Energy Inc.	1,050,652	18,622
	TransAlta Corp.	1,672,790	18,580
*	Pretium Resources Inc.	1,318,307	18,572
	Atco Ltd. Class I	528,368	17,836
	Canadian Western Bank	607,415	17,431
[1]	First Majestic Silver Corp.	1,547,315	17,211
	Methanex Corp.	428,670	16,958
	Boralex Inc. Class A	579,401	15,885
[1]	Cargojet Inc.	119,898	15,788
[1]	PrairieSky Royalty Ltd.	1,432,403	15,434
*,1	Canopy Growth Corp.	1,720,768	15,018
	Parex Resources Inc.	870,900	14,878
	Stella-Jones Inc.	462,500	14,629
[1]	Osisko Gold Royalties Ltd.	1,186,117	14,515
[1]	Chartwell Retirement Residences	1,544,054	14,428
[1]	Innergex Renewable Energy Inc.	953,800	14,025
*,1	Vermilion Energy Inc.	1,089,904	13,700
	Stelco Holdings Inc.	401,326	13,078
*	Canada Goose Holdings Inc.	348,714	12,924
[1]	Whitecap Resources Inc.	2,163,021	12,808
	Maple Leaf Foods Inc.	537,884	12,442
*	Eldorado Gold Corp.	1,305,143	12,237
	Enghouse Systems Ltd.	316,275	12,109
*	Equinox Gold Corp.	1,769,977	11,978
	Russel Metals Inc.	445,929	11,855
	Centerra Gold Inc.	1,533,248	11,818
*,1	Home Capital Group Inc. Class B	373,015	11,521

12

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Novagold Resources Inc.	1,667,296	11,428
*	Turquoise Hill Resources Ltd.	692,167	11,382
[1]	TransAlta Renewables Inc.	761,895	11,293
[1]	Boardwalk REIT	258,616	11,210
[1]	Superior Plus Corp.	1,066,596	10,962
*	Canfor Corp.	428,684	10,865
	Hudbay Minerals Inc.	1,486,661	10,765
[1]	Cominar REIT	1,147,938	10,609
[1]	Laurentian Bank of Canada	329,161	10,453
*	IAMGOLD Corp.	3,294,633	10,262
	Dye & Durham Ltd.	270,395	9,594
[1]	North West Co. Inc.	353,775	9,576
*	OceanaGold Corp.	4,815,808	8,376
	Transcontinental Inc. Class A	501,646	8,054
*	Celestica Inc.	722,152	8,050
*,1	Aurora Cannabis Inc.	1,354,756	7,336
[1]	NFI Group Inc.	453,805	7,268
	Cascades Inc.	657,462	7,261
	ECN Capital Corp.	1,553,337	6,557
	Winpak Ltd.	217,266	6,384
*	Torex Gold Resources Inc.	583,304	6,064
	Cogeco Communications Inc.	74,620	5,942
	Artis REIT	629,093	5,938
[1]	Westshore Terminals Investment Corp.	271,895	5,765
[1]	Mullen Group Ltd.	618,572	5,687
[1]	Aecon Group Inc.	403,704	5,387
[1]	Dream Office REIT	267,779	5,214
*,1	Cronos Group Inc.	1,317,598	5,187
[1]	Martinrea International Inc.	537,947	4,891
	Fortis Inc.	77,746	3,753
[1]	First National Financial Corp.	113,635	3,733
	Enbridge Inc. (XTSE)	87,527	3,421
	GFL Environmental Inc. (XTSE)	59,062	2,235
	Restaurant Brands International Inc.	36,684	2,226
*	Shopify Inc. Class A (XTSE)	297	409
[1]	Brookfield Infrastructure Corp. Class A (XNYS)	5,570	380
*	Lightspeed Commerce Inc. (XTSE)	3,511	142
			15,748,470
Denmark (2.1%)
	Novo Nordisk A/S Class B	11,067,189	1,243,132
	DSV A/S	1,353,898	315,497
	Vestas Wind Systems A/S	7,037,700	214,334
[2]	Orsted A/S	1,316,768	168,635
*	Genmab A/S	414,028	165,261
	Coloplast A/S Class B	927,010	163,224
		Shares	Market Value• ($000)
	AP Moller - Maersk A/S Class B	38,081	135,923
	Carlsberg A/S Class B	669,085	115,516
	Novozymes A/S Class B	1,385,539	113,766
	AP Moller - Maersk A/S Class A	29,885	99,145
	Pandora A/S	675,285	83,999
	Danske Bank A/S	4,611,057	79,605
	Chr Hansen Holding A/S	717,418	56,569
	GN Store Nord A/S	896,429	56,247
	Tryg A/S	2,143,507	52,897
	Royal Unibrew A/S	336,799	37,884
*	Demant A/S	739,829	37,884
[1]	Ambu A/S Class B	1,197,445	31,605
	SimCorp A/S	278,931	30,401
	Ringkjoebing Landbobank A/S	206,572	27,764
[2]	Netcompany Group A/S	230,303	24,693
*	ISS A/S	1,292,810	24,513
*	ALK-Abello A/S	46,576	24,444
*	Jyske Bank A/S (Registered)	392,910	20,211
*,1	Bavarian Nordic A/S	484,937	19,917
	ROCKWOOL International A/S Class B	43,183	18,857
	Topdanmark A/S	301,234	16,897
*	NKT A/S	308,833	14,938
	FLSmidth & Co. A/S	371,573	13,890
	Sydbank A/S	425,199	13,439
*	Dfds A/S	209,201	11,181
[1]	Alm Brand A/S	5,614,179	10,906
	H Lundbeck A/S	419,787	10,809
	Chemometec A/S	69,316	8,777
[2]	Scandinavian Tobacco Group A/S Class A	410,048	8,613
	Schouw & Co. A/S	88,167	7,678
*,1	NTG Nordic Transport Group A/S Class A	93,710	7,636
	Spar Nord Bank A/S	564,765	7,228
*	Zealand Pharma A/S	313,933	6,929
*	Nilfisk Holding A/S	184,261	6,008
*	Drilling Co. of 1972 A/S	148,332	5,788
	D/S Norden A/S	169,788	4,310
			3,516,950
Finland (1.2%)
*	Nokia OYJ	39,287,449	248,834
	Nordea Bank Abp	19,089,656	232,866
	Kone OYJ Class B	2,738,766	196,530
	Sampo OYJ Class A	3,524,514	176,395
	Neste OYJ	2,902,153	142,832
	UPM-Kymmene OYJ	3,719,797	141,533
	Fortum OYJ	3,018,572	92,581
	Nordea Bank Abp (XHEL)	6,308,376	77,291
	Stora Enso OYJ Class R	4,020,893	73,797
	Kesko OYJ Class B	1,887,356	62,907
	Elisa OYJ	1,001,597	61,674
	Wartsila OYJ Abp	3,415,932	47,911
	Metso Outotec OYJ	4,236,848	44,996

13

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Valmet OYJ	931,780	39,951
	Nokian Renkaat OYJ	952,943	36,008
	Kojamo OYJ	1,366,334	33,064
	Orion OYJ Class B	730,749	30,354
	Huhtamaki OYJ	650,639	28,778
	Konecranes OYJ Class A	513,762	20,581
*	QT Group OYJ	134,320	20,344
	Cargotec OYJ Class B	345,476	17,241
	TietoEVRY OYJ (XHEL)	537,472	16,789
*	Outokumpu OYJ	2,310,494	14,489
	Metsa Board OYJ	1,243,045	12,178
	Neles OYJ	724,797	11,281
	Revenio Group OYJ	156,577	9,902
	Kemira OYJ	598,221	9,064
	Uponor OYJ	374,300	8,866
	Sanoma OYJ	507,313	7,833
	Tokmanni Group Corp.	325,999	7,298
[2]	Terveystalo OYJ	423,592	5,695
	YIT OYJ	1,085,137	5,337
	Citycon OYJ	515,258	4,107
	TietoEVRY OYJ	125,869	3,920
	F-Secure OYJ	682,338	3,847
	Raisio OYJ Class V	776,168	2,979
*,1	Finnair OYJ	3,887,471	2,634
	Oriola OYJ Class B	810,223	1,856
*,3	Ahlstrom-Munksjo OYJ Rights	70,191	1,426
			1,955,969
France (8.5%)
	LVMH Moet Hennessy Louis Vuitton SE	1,738,758	1,436,968
	TotalEnergies SE	16,908,089	860,625
	Sanofi	7,574,019	760,007
	Schneider Electric SE	3,689,861	725,410
	BNP Paribas SA	7,545,211	521,684
*	L'Oreal SA Loyalty Shares	1,047,500	499,461
*	Airbus SE	3,878,413	496,219
	EssilorLuxottica SA	2,055,260	437,517
	Kering SA	511,469	410,378
	AXA SA	13,397,508	398,754
	Hermes International	215,660	376,839
	Vinci SA	3,493,577	368,974
*	Air Liquide SA Loyalty Shares	2,015,276	351,473
	Pernod Ricard SA	1,453,717	349,732
	Safran SA	2,429,181	297,388
	L'Oreal SA (XPAR)	592,336	282,433
	Dassault Systemes SE	4,642,077	275,486
	Capgemini SE	1,092,497	267,750
	Danone SA	4,183,058	260,017
	Cie de Saint-Gobain	3,307,141	232,646
	Legrand SA	1,866,923	218,656
	STMicroelectronics NV	4,411,849	216,952
	Cie Generale des Etablissements Michelin SCA	1,219,968	199,812
	Air Liquide SA (XPAR)	1,133,648	197,713
	Societe Generale SA	5,413,621	186,059
		Shares	Market Value• ($000)
	Teleperformance	405,549	181,311
	Veolia Environnement SA	4,294,274	157,703
	Orange SA	13,380,180	142,929
	Credit Agricole SA	8,615,711	122,837
	Publicis Groupe SA	1,604,726	108,117
*	Engie SA Loyalty Shares	7,207,528	106,710
	Eurofins Scientific SE	848,805	105,160
*,2	Worldline SA	1,695,544	94,374
	Sartorius Stedim Biotech	167,893	92,208
	Edenred	1,743,900	80,530
	Carrefour SA	4,333,119	79,441
	Alstom SA	2,058,516	73,099
	Vivendi SE	4,880,529	66,018
	Bureau Veritas SA	1,984,075	65,869
	Arkema SA	453,947	64,072
	Engie SA (XPAR)	4,079,782	60,403
	Thales SA	700,777	59,613
[2]	Euronext NV	573,112	59,583
	Suez SA	2,633,996	59,379
	Eiffage SA	522,591	53,881
	Bouygues SA	1,479,927	52,975
	Getlink SE	3,186,452	52,775
	Valeo	1,679,599	50,651
	Gecina SA	361,289	50,555
*	Renault SA	1,293,142	44,860
	Rexel SA	2,133,726	43,213
	BioMerieux	297,360	42,290
	Remy Cointreau SA	172,068	41,824
*	Accor SA	1,285,541	41,669
	Bollore SA	6,938,071	38,809
*	SOITEC	150,933	36,980
	Alten SA	201,326	36,324
	Faurecia SE (XPAR)	736,512	35,040
	Orpea SA	342,679	34,367
	SCOR SE	1,098,449	34,292
[2]	Amundi SA	395,827	32,650
*	Ubisoft Entertainment SA	661,435	32,265
	Klepierre SA	1,277,924	30,239
	Covivio	353,298	29,001
	Atos SE	667,664	28,283
*	Elis SA (XPAR)	1,565,998	27,131
[2]	La Francaise des Jeux SAEM	611,999	27,122
	CNP Assurances	1,041,580	25,764
*	Aeroports de Paris	199,095	25,684
*	EDF	2,046,369	24,068
	Wendel SE	193,030	23,130
	SPIE SA	888,069	23,006
	Ipsen SA	242,210	22,165
	SES SA Class A GDR	2,631,305	20,853
	Nexans SA	210,560	20,588
*	SEB SA Loyalty Shares	129,575	20,192
	Rubis SCA	660,902	19,763
*	TechnipFMC plc (XNYS)	3,254,553	19,539
*	Sodexo SA ACT Loyalty Shares	220,771	19,355
	Sopra Steria Group SACA	102,272	18,353
	Sodexo SA (XPAR)	201,693	17,682
*	L'Oreal SA Loyalty Shares 2023	36,796	17,545

14

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Dassault Aviation SA	161,687	17,488
[2]	Verallia SA	484,542	17,073
*	Eurazeo SA	194,450	16,965
	Gaztransport Et Technigaz SA	181,487	16,934
	ICADE	231,258	16,639
	Eutelsat Communications SA	1,305,420	15,932
*	Air Liquide	85,202	14,860
	Electricite de France SA (XPAR)	1,247,849	14,676
	Virbac SA	30,355	14,658
	Korian SA	460,227	14,578
	Nexity SA	307,969	14,502
*	Technip Energies NV	950,151	13,900
	IPSOS	279,356	13,086
*	JCDecaux SA	515,557	12,908
	Imerys SA	284,111	11,803
	SEB SA (XPAR)	75,515	11,768
*	Sodexo SA Loyalty Shares 2023	125,433	10,996
	Trigano SA	56,065	10,881
*,1	Casino Guichard Perrachon SA	397,906	10,497
*	Vallourec SA	1,042,779	10,432
*	Coface SA	721,921	10,287
	Cie Plastic Omnium SA	394,787	10,248
	Somfy SA	49,140	9,872
	Eurazeo SE	112,103	9,780
	Societe BIC SA	179,666	9,666
	Interparfums SA	108,402	9,081
	Rothschild & Co.	191,389	8,796
	Metropole Television SA	445,370	8,715
*,1	Air France-KLM	1,924,058	8,495
[2]	ALD SA	551,812	8,119
*,1,2	Neoen SA (XPAR)	183,969	7,985
	Fnac Darty SA	114,954	7,523
*	Derichebourg SA	642,910	7,439
	Television Francaise 1	724,977	7,204
[2]	Maisons du Monde SA	293,556	6,794
*	Lagardere SA	245,158	6,777
*	ID Logistics Group	16,034	6,692
	Robertet SA	4,614	5,118
*,2	Elior Group SA	698,586	5,061
	Quadient SA	229,692	5,002
*	Eramet SA	60,200	4,944
[1]	Altarea SCA	25,597	4,892
	PEUGEOT Investment	34,340	4,849
*,1	Solutions 30 SE	564,928	4,533
*	Akka Technologies	80,439	4,409
	Vicat SA	105,354	4,316
	Albioma SA (XPAR)	109,210	4,264
	Carmila SA	266,859	4,225
*	Voltalia SA (Registered)	186,005	4,150
	Mercialys SA	419,945	4,099
*	Engie SA	276,743	4,097
	Mersen SA	95,544	4,025
*	Beneteau SA	247,052	4,010
	Cie de L'Odet SE	2,535	3,837
*,2	X-Fab Silicon Foundries SE	368,245	3,808
		Shares	Market Value• ($000)
	Pharmagest Interactive	33,420	3,577
	Faurecia SE	75,062	3,511
*	CGG SA	4,719,278	3,431
*	Albioma SA Loyalty Shares	73,972	2,888
	Manitou BF SA	81,728	2,569
*	Sodexo SA	28,542	2,502
*	Electricite de France SA (Euronext Paris)	209,376	2,463
	Vilmorin & Cie SA	39,107	2,390
	Lisi SA	71,212	2,298
	Bonduelle SCA	91,442	2,171
	Jacquet Metals SACA	83,984	2,016
*,2	SMCP SA	241,086	2,000
*	Sodexo SA Loyalty Shares 2025	22,419	1,965
*	Electricite de France SA	150,590	1,771
*	GL Events	81,526	1,616
	Guerbet	37,573	1,601
*,2	Aramis Group SAS	99,685	1,594
	AKWEL	56,359	1,391
	Lisi (XPAR)	36,765	1,186
*	Tarkett SA	51,994	1,165
*	Sodexo SA Loyalty Shares	11,166	979
*	SEB SA Loyalty Shares 2023	5,993	934
*	Etablissements Maurel et Prom SA	343,437	892
*	Rallye SA	150,266	867
	Boiron SA	18,487	753
*	Believe SA	34,767	672
*	Albioma Loyalty Shares 2022	10,688	417
*	Albioma Loyalty Shares 2023	6,994	273
*	Lisi	2,575	83
*,3	Bourbon Corp.	11,499	48
*,3	Bourbon Corp. SA	26,831	—
			14,176,903
Germany (7.1%)
	SAP SE	7,732,226	1,088,230
	Siemens AG (Registered)	5,243,326	908,159
	Allianz SE (Registered)	2,864,268	675,563
	Daimler AG (Registered)	5,863,330	447,983
	BASF SE	6,378,897	447,705
	Deutsche Post AG (Registered)	6,824,985	438,988
	Deutsche Telekom AG (Registered)	23,480,238	433,856
	Infineon Technologies AG	9,085,602	418,287
	adidas AG	1,334,700	384,321
	Bayer AG (Registered)	6,855,772	366,128
	Vonovia SE	5,428,447	299,119

15

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	978,725	288,928
	Volkswagen AG Preference Shares	1,273,147	255,754
	Merck KGaA	902,415	232,153
	Bayerische Motoren Werke AG	2,251,437	225,239
	Deutsche Boerse AG	1,280,809	213,862
	E.ON SE	15,119,738	210,126
	RWE AG	4,404,737	178,465
*	Deutsche Bank AG (Registered)	14,268,759	177,718
*,2	Delivery Hero SE	1,316,672	145,743
[2]	Siemens Healthineers AG	1,935,797	144,331
	Symrise AG Class A	897,071	132,672
*,2	Zalando SE	1,526,550	122,973
	Sartorius AG Preference Shares	172,416	116,612
	Fresenius SE & Co. KGaA	2,848,855	114,505
*	Daimler Truck Holding AG	2,929,535	107,696
	Porsche Automobil Holding SE Preference Shares	1,070,523	101,071
	Brenntag SE	1,078,422	97,386
	Henkel AG & Co. KGaA Preference Shares	1,158,941	93,516
[1]	Fresenius Medical Care AG & Co. KGaA	1,417,360	91,885
*	HelloFresh SE	1,141,891	87,512
*	QIAGEN NV	1,544,388	85,637
	Puma SE	697,734	85,210
	Hannover Rueck SE	419,643	79,563
*	Continental AG	754,521	79,274
[2]	Covestro AG	1,262,154	77,683
	MTU Aero Engines AG	374,302	76,000
*	Siemens Energy AG	2,964,176	75,629
	Beiersdorf AG	696,371	71,382
	LEG Immobilien SE (XETR)	508,327	70,872
	HeidelbergCement AG	1,040,940	70,448
[1]	Volkswagen AG	225,322	65,869
	GEA Group AG	1,162,040	63,470
	Henkel AG & Co. KGaA	769,581	59,990
	KION Group AG	546,242	59,664
*	Commerzbank AG	7,277,440	55,058
	Carl Zeiss Meditec AG (Bearer)	257,458	54,009
*	Evotec SE	1,077,537	52,017
	Aroundtown SA	8,121,486	48,992
	Nemetschek SE	380,616	48,667
	Knorr-Bremse AG	462,179	45,647
	Evonik Industries AG	1,333,743	43,087
	Bechtle AG	576,247	41,005
[2]	Scout24 SE	541,909	37,840
*	thyssenkrupp AG	3,411,873	37,379
[1]	LANXESS AG	600,834	37,155
		Shares	Market Value• ($000)
	Bayerische Motoren Werke AG Preference Shares	391,362	32,454
	United Internet AG (Registered)	761,757	30,201
*	CTS Eventim AG & Co. KGaA	413,022	30,189
*	Deutsche Lufthansa AG (Registered)	4,232,403	29,635
	Uniper SE	609,774	28,952
	Rheinmetall AG	304,904	28,695
	alstria office REIT-AG	1,255,294	27,873
	Aurubis AG	249,357	24,926
	TAG Immobilien AG	886,853	24,772
	Freenet AG	909,326	24,032
	Rational AG	23,197	23,725
*	K+S AG (Registered)	1,345,082	23,138
[1]	Siltronic AG (XETR)	140,953	22,548
	FUCHS PETROLUB SE Preference Shares	495,030	22,370
	Vantage Towers AG	606,667	22,213
	HUGO BOSS AG	365,378	22,118
[2]	Befesa SA	283,157	21,727
	Gerresheimer AG	222,158	21,360
[1]	Hella GmbH & Co. KGaA	304,453	20,659
*	Talanx AG	378,902	18,270
[1]	ProSiebenSat.1 Media SE	1,113,040	17,682
	CANCOM SE	261,518	17,534
	Jungheinrich AG Preference Shares	342,295	17,387
*	Fraport AG Frankfurt Airport Services Worldwide	252,781	16,925
*,1	Sixt SE	94,294	16,635
	Grand City Properties SA	698,062	16,581
*	Hypoport SE	28,476	16,516
	Duerr AG	348,810	15,852
	Wacker Chemie AG	105,529	15,688
	Jenoptik AG	364,191	15,368
	AIXTRON SE	751,833	15,229
*,2	TeamViewer AG	1,104,996	14,828
*	RTL Group SA	274,601	14,554
*,2	Auto1 Group SE	645,686	14,271
	CompuGroup Medical SE & Co. KGaA	176,625	14,241
[1]	Aareal Bank AG	427,775	13,958
	Stroeer SE & Co. KGaA	176,863	13,954
	Software AG	349,169	13,911
[1]	Deutsche Wohnen SE	330,047	13,879
	Telefonica Deutschland Holding AG	4,776,584	13,249
*,1	flatexDEGIRO AG	575,042	13,174
	Stabilus SA	177,877	13,038
[1]	Varta AG	99,683	12,900
[1]	Encavis AG	723,031	12,751
	Dermapharm Holding SE	118,150	11,996
	Fielmann AG	173,648	11,658
*,1	Nordex SE	730,441	11,456

16

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sixt SE Preference Shares	112,925	11,127
*	SUSE SA	242,898	11,077
	HOCHTIEF AG	137,253	11,054
	Pfeiffer Vacuum Technology AG	44,894	11,039
	Krones AG	99,612	10,836
*	Nagarro SE	47,115	10,789
	Eckert & Ziegler Strahlen- und Medizintechnik AG	96,541	10,317
[2]	Deutsche Pfandbriefbank AG	851,489	10,201
[2]	DWS Group GmbH & Co. KGaA	236,115	9,522
*	Salzgitter AG	264,206	9,440
	METRO AG	895,642	9,396
*	Synlab AG	345,414	9,264
	VERBIO Vereinigte BioEnergie AG	135,553	9,227
*,1	MorphoSys AG	243,071	9,205
	Sartorius AG	15,743	8,953
	Norma Group SE	230,658	8,904
	Hornbach Holding AG & Co. KGaA	58,164	8,735
	Traton SE	341,244	8,556
	1&1 AG	311,828	8,511
	Suedzucker AG	525,799	7,928
	FUCHS PETROLUB SE	223,890	7,843
	STRATEC SE	49,749	7,804
[1,2]	ADLER Group SA	625,035	7,772
*	Vitesco Technologies Group AG Class A	150,259	7,369
	PATRIZIA AG	296,626	6,915
	Atoss Software AG	26,263	6,479
	Bilfinger SE	189,666	6,415
*	Deutz AG	855,721	6,382
[1]	GRENKE AG	182,357	6,339
	DIC Asset AG	356,677	6,234
*,1,2	Shop Apotheke Europe NV	48,253	6,208
[2]	Instone Real Estate Group SE	323,444	6,095
*	Kloeckner & Co. SE Preference Shares	496,153	6,040
	Deutsche EuroShop AG	345,954	5,755
	KWS Saat SE & Co. KGaA	68,038	5,648
[1]	S&T AG	331,556	5,508
*	CECONOMY AG	1,244,576	5,354
	Indus Holding AG	137,941	5,138
*	About You Holding SE	219,627	5,099
	Wacker Neuson SE	170,297	4,871
	New Work SE	19,653	4,866
	Basler AG	25,966	4,680
	Zeal Network SE	102,729	4,649
	Washtec AG	71,497	4,465
	Deutsche Beteiligungs AG	97,871	4,442
	Schaeffler AG Preference Shares	518,034	4,283
	Secunet Security Networks AG	8,975	4,208
	BayWa AG	94,387	4,148
	Takkt AG	235,141	4,102
		Shares	Market Value• ($000)
	Hamburger Hafen und Logistik AG	168,878	3,954
*	Global Fashion Group SA	726,343	3,657
[1]	Draegerwerk AG & Co. KGaA Preference Shares	54,954	3,443
*	Koenig & Bauer AG	90,222	3,207
	Vossloh AG	59,012	3,028
*,1	SGL Carbon SE	334,046	2,919
	Hornbach Baumarkt AG	52,696	2,850
	Hensoldt AG	200,451	2,843
	Wuestenrot & Wuerttembergische AG	137,086	2,755
	SMA Solar Technology AG	60,774	2,567
*	ElringKlinger AG	189,009	2,368
	Bertrandt AG	31,283	2,030
	CropEnergies AG	136,279	1,898
	Draegerwerk AG & Co. KGaA	25,439	1,557
*,1	zooplus AG	20	11
			11,861,384
Hong Kong (2.5%)
	AIA Group Ltd.	84,435,760	852,197
	Hong Kong Exchanges & Clearing Ltd.	8,851,307	517,660
	Techtronic Industries Co. Ltd.	8,724,244	173,917
	Link REIT	14,513,447	127,853
	Sun Hung Kai Properties Ltd.	9,917,382	120,340
	CK Hutchison Holdings Ltd.	18,626,221	119,924
	Hong Kong & China Gas Co. Ltd.	75,882,249	118,358
	CLP Holdings Ltd.	11,476,771	115,970
	Hang Seng Bank Ltd.	5,057,731	92,615
*	BeiGene Ltd.	4,221,884	87,691
	CK Asset Holdings Ltd.	13,761,946	86,810
	BOC Hong Kong Holdings Ltd.	25,045,125	82,136
	Jardine Matheson Holdings Ltd.	1,434,864	78,900
*	Galaxy Entertainment Group Ltd.	14,986,131	77,742
	Lenovo Group Ltd.	52,436,037	60,264
	Power Assets Holdings Ltd.	9,547,409	59,512
	Wharf Real Estate Investment Co. Ltd.	11,501,615	58,442
	MTR Corp. Ltd.	9,981,054	53,579
*,2	ESR Cayman Ltd.	13,472,514	45,572
	Hongkong Land Holdings Ltd.	8,106,138	42,149
	New World Development Co. Ltd.	9,982,548	39,524
*	Sands China Ltd.	16,884,655	39,186
	Henderson Land Development Co. Ltd.	8,999,044	38,386

17

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Xinyi Glass Holdings Ltd.	14,149,114	35,441
	Want Want China Holdings Ltd.	37,475,561	34,395
[2]	WH Group Ltd.	54,199,339	34,024
[2]	Budweiser Brewing Co. APAC Ltd.	11,886,484	31,249
	Sino Land Co. Ltd.	24,277,246	30,229
	SITC International Holdings Co. Ltd.	8,336,565	30,151
	Wharf Holdings Ltd.	9,601,775	29,494
	Hang Lung Properties Ltd.	14,235,932	29,311
	CK Infrastructure Holdings Ltd.	4,373,813	27,866
	Tingyi Cayman Islands Holding Corp.	13,314,786	27,383
	ASM Pacific Technology Ltd.	2,153,366	23,271
	PRADA SpA	3,589,980	22,988
	Chow Tai Fook Jewellery Group Ltd.	12,314,141	22,189
	Minth Group Ltd.	4,988,256	21,975
	AAC Technologies Holdings Inc.	4,799,167	18,914
	Swire Properties Ltd.	7,401,286	18,554
	Swire Pacific Ltd. Class A	3,238,381	18,420
*,2	Samsonite International SA	9,067,693	18,413
	Man Wah Holdings Ltd.	10,831,060	16,796
*,1	Hutchmed China Ltd.	2,267,346	16,479
	PCCW Ltd.	30,687,371	15,548
	Hang Lung Group Ltd.	6,344,913	13,567
	Hysan Development Co. Ltd.	4,331,143	13,390
	Bank of East Asia Ltd.	9,054,922	13,012
	L'Occitane International SA	3,154,154	12,757
[1]	Huabao International Holdings Ltd.	6,686,509	12,358
	Microport Scientific Corp.	3,375,358	12,303
[1]	Vitasoy International Holdings Ltd.	5,767,180	11,662
	Pacific Basin Shipping Ltd.	30,700,570	11,286
	Kerry Properties Ltd.	4,234,825	11,029
[2]	BOC Aviation Ltd.	1,483,927	10,872
	NWS Holdings Ltd.	10,567,386	9,913
	Fortune REIT	9,141,160	9,392
	VTech Holdings Ltd.	1,174,141	9,197
	NagaCorp Ltd.	10,388,991	9,064
*	SJM Holdings Ltd.	12,935,815	8,715
*,1	Wynn Macau Ltd.	10,069,933	8,177
*	Yue Yuen Industrial Holdings Ltd.	4,827,693	8,081
	Swire Pacific Ltd. Class B	8,199,829	8,042
*,1,2	Razer Inc.	25,040,196	7,774
	Uni-President China Holdings Ltd.	7,901,772	7,660
	Kerry Logistics Network Ltd.	3,110,276	7,611
		Shares	Market Value• ($000)
[2]	Js Global Lifestyle Co. Ltd.	4,387,158	7,388
*,1	Vobile Group Ltd.	9,205,418	7,302
	Lee & Man Paper Manufacturing Ltd.	9,917,912	6,897
	Nexteer Automotive Group Ltd.	5,540,304	6,878
*	Towngas China Co. Ltd.	7,747,428	6,741
	Champion REIT	13,150,985	6,732
*	Melco International Development Ltd.	5,324,956	6,498
	HKBN Ltd.	5,267,169	6,464
[3]	CP Pokphand Co. Ltd.	43,469,064	6,370
*	Shangri-La Asia Ltd.	7,605,983	6,354
	Luk Fook Holdings International Ltd.	2,337,018	6,298
	First Pacific Co. Ltd.	16,135,866	5,941
[1]	Jinchuan Group International Resources Co. Ltd.	33,787,758	5,892
	Dairy Farm International Holdings Ltd.	2,033,439	5,816
*	Cathay Pacific Airways Ltd.	6,780,118	5,557
*	MMG Ltd.	16,924,229	5,444
[1]	LK Technology Holdings Ltd.	2,571,631	5,292
	Johnson Electric Holdings Ltd.	2,411,323	5,114
	Powerlong Real Estate Holdings Ltd.	9,722,486	5,090
	IGG Inc.	5,628,900	5,008
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,619,131	4,873
	Vinda International Holdings Ltd.	1,777,838	4,331
	Truly International Holdings Ltd.	10,442,416	4,276
	United Energy Group Ltd.	50,850,509	4,242
[2]	Asiainfo Technologies Ltd.	2,551,233	4,164
	VSTECS Holdings Ltd.	4,395,750	4,125
	Great Eagle Holdings Ltd.	1,472,903	4,120
	Sunlight REIT	7,173,528	3,992
	Cafe de Coral Holdings Ltd.	2,223,620	3,965
[1]	Hong Kong Technology Venture Co. Ltd.	3,565,559	3,888
	SUNeVision Holdings Ltd.	4,054,940	3,843
	EC Healthcare	2,607,436	3,726
	Haitong International Securities Group Ltd.	16,758,630	3,614
	Stella International Holdings Ltd.	2,932,935	3,548

18

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	China Travel International Investment Hong Kong Ltd.	17,814,346	3,521
	Prosperity REIT	8,551,245	3,378
*	Shun Tak Holdings Ltd.	11,931,600	3,291
	CITIC Telecom International Holdings Ltd.	9,747,806	3,289
*	FIH Mobile Ltd.	18,800,392	3,280
	K Wah International Holdings Ltd.	8,155,919	3,148
[1]	Vesync Co. Ltd.	2,559,882	3,114
*,2	Everest Medicines Ltd.	692,877	3,097
*,1	MGM China Holdings Ltd.	5,078,799	3,083
	Shui On Land Ltd.	22,855,853	3,077
*,1	Realord Group Holdings Ltd.	2,442,462	3,048
	Value Partners Group Ltd.	6,085,491	3,039
	Dah Sing Financial Holdings Ltd.	961,072	2,911
*	Glory Sun Financial Group Ltd.	110,125,434	2,824
*	OCI International Holdings Ltd.	6,398,094	2,803
*,2	Hua Medicine	5,692,578	2,773
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,535,506	2,641
	Texhong Textile Group Ltd.	1,998,726	2,640
	Canvest Environmental Protection Group Co. Ltd.	4,922,520	2,603
*,1	Cosmopolitan International Holdings Ltd.	11,898,447	2,601
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,226,250	2,521
*,1,2	Antengene Corp. Ltd.	1,964,707	2,469
[1]	C-Mer Eye Care Holdings Ltd.	2,743,153	2,424
	Far East Consortium International Ltd.	6,582,213	2,398
	Guotai Junan International Holdings Ltd.	17,185,470	2,382
[1]	China Tobacco International HK Co. Ltd.	1,154,535	2,326
*,1,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	1,297,859	2,242
[1]	Powerlong Commercial Management Holdings Ltd.	1,186,383	2,210
	Chow Sang Sang Holdings International Ltd.	1,542,262	2,155
		Shares	Market Value• ($000)
*	Pou Sheng International Holdings Ltd.	14,609,041	2,138
*,2	Frontage Holdings Corp.	4,172,431	2,115
	Dah Sing Banking Group Ltd.	2,372,798	2,027
	Asia Cement China Holdings Corp.	3,096,445	1,980
*,1	Apollo Future Mobility Group Ltd.	33,063,101	1,909
	Sun Hung Kai & Co. Ltd.	3,551,593	1,895
	United Laboratories International Holdings Ltd.	3,367,414	1,880
	Road King Infrastructure Ltd.	1,888,053	1,729
*	Lifestyle International Holdings Ltd.	3,129,775	1,723
*	Sa Sa International Holdings Ltd.	7,532,104	1,613
*,1	GCL New Energy Holdings Ltd.	52,184,034	1,592
	Dynam Japan Holdings Co. Ltd.	1,790,148	1,586
	CMBC Capital Holdings Ltd.	2,548,882	1,579
*	Esprit Holdings Ltd. (XHKG)	16,961,952	1,545
	Giordano International Ltd.	7,886,552	1,508
	Singamas Container Holdings Ltd.	9,965,160	1,498
	Pacific Textiles Holdings Ltd.	3,150,265	1,487
	SmarTone Telecommunications Holdings Ltd.	2,547,409	1,357
*,3	Convoy	62,200,399	1,332
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,178,059	1,312
*,1	Digital Domain Holdings Ltd.	15,987,716	1,311
*,2	FIT Hon Teng Ltd.	6,574,050	1,291
	Chinese Estates Holdings Ltd.	3,182,474	1,169
[2]	Crystal International Group Ltd.	3,381,446	1,137
*,1	Television Broadcasts Ltd.	1,819,265	1,099
[2]	IMAX China Holding Inc.	721,797	1,071
*	CITIC Resources Holdings Ltd.	15,434,913	951
	Texwinca Holdings Ltd.	4,507,014	896
[1,2]	VPower Group International Holdings Ltd.	4,721,209	782
*,1	Macau Legend Development Ltd.	9,216,744	733
[1]	Lee's Pharmaceutical Holdings Ltd.	1,617,211	691

19

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	China LNG Group Ltd.	10,948,070	540
*,3	MH Development NPV	2,274,000	338
*,3	Brightoil	10,098,301	259
*	Suncity Group Holdings Ltd.	13,772,258	223
*	Glory Sun Land Group Ltd.	11,067,606	148
*,3	Agritrade Resources Ltd.	14,695,000	—
			4,135,194
Ireland (0.2%)
	Kerry Group plc Class A	1,072,348	138,350
	Kingspan Group plc	1,054,374	125,771
*	Bank of Ireland Group plc	6,425,419	36,390
	Glanbia plc (XDUB)	1,344,100	18,779
*	AIB Group plc	5,486,818	13,370
	Hibernia REIT plc	4,546,154	6,731
*	Dalata Hotel Group plc	1,507,118	6,371
*	Irish Continental Group plc	1,093,268	5,647
*	Cairn Homes plc	4,113,162	5,300
*	Cairn Homes plc (XDUB)	686,091	880
*,3	Irish Bank Resolution Corp.	257,065	—
			357,589
Israel (0.6%)
*	Nice Ltd.	441,521	133,894
	Bank Leumi Le-Israel BM	10,128,408	108,638
	Bank Hapoalim BM	8,298,004	85,403
*	Teva Pharmaceutical Industries Ltd.	6,902,461	56,377
	Israel Discount Bank Ltd. Class A	8,204,082	55,084
	ICL Group Ltd.	4,874,635	46,953
	Mizrahi Tefahot Bank Ltd.	959,344	36,945
*	Tower Semiconductor Ltd.	762,769	30,168
	Elbit Systems Ltd.	171,195	29,592
*	Nova Ltd.	199,895	28,609
	Azrieli Group Ltd.	258,538	24,667
*	Bezeq The Israeli Telecommunication Corp. Ltd.	14,556,870	24,046
	Mivne Real Estate KD Ltd.	4,776,226	20,532
*	Enlight Renewable Energy Ltd.	6,551,224	16,044
	First International Bank of Israel Ltd.	373,321	15,517
	Alony Hetz Properties & Investments Ltd.	716,218	13,330
	Big Shopping Centers Ltd.	69,227	11,288
*	Melisron Ltd.	116,758	10,885
*	Israel Corp. Ltd.	25,027	10,797
	Phoenix Holdings Ltd.	814,896	10,526
*	Airport City Ltd.	461,238	10,330
		Shares	Market Value• ($000)
	Strauss Group Ltd.	300,541	9,371
*	Shikun & Binui Ltd.	1,439,783	9,208
	Harel Insurance Investments & Financial Services Ltd.	810,194	9,197
	REIT 1 Ltd.	1,217,632	8,694
*	Camtek Ltd.	182,427	8,413
	Fox Wizel Ltd.	46,698	8,386
	Electra Ltd.	12,025	8,329
*	Clal Insurance Enterprises Holdings Ltd.	323,798	8,290
	Amot Investments Ltd.	1,019,508	8,282
*	Paz Oil Co. Ltd.	66,299	8,244
	Gav-Yam Lands Corp. Ltd.	650,853	8,039
	Maytronics Ltd.	297,910	7,349
	Shufersal Ltd.	877,687	7,305
	AFI Properties Ltd.	107,791	7,144
	Danel Adir Yeoshua Ltd.	31,178	7,048
	Ashtrom Group Ltd.	258,782	7,008
	Matrix IT Ltd.	226,049	6,862
	Shapir Engineering and Industry Ltd.	757,590	6,693
	Sapiens International Corp. NV	185,477	6,439
	Isracard Ltd.	1,305,369	6,433
	Hilan Ltd.	94,653	6,330
	Formula Systems 1985 Ltd.	51,849	6,322
	Mega Or Holdings Ltd.	133,424	6,117
*	OPC Energy Ltd.	518,882	5,810
*	Partner Communications Co. Ltd.	701,546	5,701
*	Summit Real Estate Holdings Ltd.	269,289	5,667
	Kenon Holdings Ltd.	109,090	5,531
	AudioCodes Ltd.	155,533	5,404
	Energix-Renewable Energies Ltd.	1,250,074	5,293
	FIBI Holdings Ltd.	114,105	5,211
	Sella Capital Real Estate Ltd.	1,458,051	5,199
	Delek Automotive Systems Ltd.	345,434	4,891
*	Perion Network Ltd.	197,255	4,784
*	Delek Group Ltd.	52,618	4,315
*	Equital Ltd.	110,608	4,240
	Delta Galil Industries Ltd.	61,415	4,222
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,067	3,907
	Gazit-Globe Ltd.	456,521	3,606
	Menora Mivtachim Holdings Ltd.	147,913	3,497
*	Fattal Holdings 1998 Ltd.	34,636	3,490
	Migdal Insurance & Financial Holdings Ltd.	2,111,724	3,475
*	Cellcom Israel Ltd.	617,645	3,461
*	Oil Refineries Ltd.	9,990,016	2,861

20

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Allot Ltd.	218,908	2,579
*	Brack Capital Properties NV	16,213	2,549
*	Compugen Ltd.	577,402	2,463
	IDI Insurance Co. Ltd.	49,282	1,795
*	Naphtha Israel Petroleum Corp. Ltd.	218,963	1,571
*	Kamada Ltd.	190,214	1,255
	Gilat Satellite Networks Ltd.	173,589	1,240
*	Tera Light Ltd.	147,913	357
			1,059,502
Italy (2.2%)
	Enel SpA	54,213,118	433,493
	Intesa Sanpaolo SpA	115,503,668	298,337
	Stellantis NV	14,108,423	266,347
	Eni SpA	17,228,459	239,437
	UniCredit SpA	14,934,458	229,563
	Ferrari NV	848,538	218,419
	Assicurazioni Generali SpA	8,503,971	179,729
	CNH Industrial NV	6,868,383	132,795
	Moncler SpA	1,499,778	108,386
	Snam SpA (MTAA)	15,435,662	92,972
	Terna - Rete Elettrica Nazionale	9,860,983	79,772
	FinecoBank Banca Fineco SpA	4,271,534	74,805
	Prysmian SpA	1,844,944	69,400
*	Atlantia SpA	3,426,931	67,996
*,2	Nexi SpA	4,122,178	65,322
	EXOR NV	721,308	64,570
	Mediobanca Banca di Credito Finanziario SpA	4,870,273	55,913
	Davide Campari-Milano NV	3,453,588	50,396
	Amplifon SpA	904,091	48,648
	Recordati Industria Chimica e Farmaceutica SpA	680,789	43,716
[2]	Poste Italiane SpA	3,160,029	41,397
	Interpump Group SpA	561,149	41,105
	Telecom Italia SpA	75,969,390	37,375
	Tenaris SA	3,253,923	33,961
	Reply SpA	158,352	32,163
	Banco BPM SpA	10,672,393	31,954
[2]	Infrastrutture Wireless Italiane SpA	2,468,647	29,935
	DiaSorin SpA	157,202	29,907
	Azimut Holding SpA	869,596	24,311
[2]	Pirelli & C SpA	3,449,634	23,925
	Italgas SpA	3,447,131	23,695
	Hera SpA	5,559,524	23,107
	A2A SpA	10,743,195	20,934
*	Leonardo SpA	2,819,704	20,155
	Telecom Italia SpA Savings Shares	41,409,947	19,659
	Unipol Gruppo SpA	3,387,554	18,345
	De' Longhi SpA	498,804	17,845
	Banca Generali SpA	396,548	17,395
	Banca Mediolanum SpA	1,692,591	16,686
		Shares	Market Value• ($000)
*	Brunello Cucinelli SpA	234,695	16,131
	BPER Banca	7,475,380	15,450
	ERG SpA	470,546	15,197
	Brembo SpA	1,028,489	14,631
	Buzzi Unicem SpA	649,933	14,003
	Iren SpA	4,498,904	13,540
*	Salvatore Ferragamo SpA	457,369	11,727
	Banca Popolare di Sondrio SCPA	2,672,843	11,222
[2]	BFF Bank SpA	1,278,668	10,282
	Sesa SpA	49,528	9,760
[2]	Anima Holding SpA	1,839,441	9,393
[2]	Carel Industries SpA	302,827	9,158
*	Autogrill SpA	1,289,302	9,101
[2]	Technogym SpA	907,025	8,718
*,1	Saipem SpA	3,920,582	8,220
	Tamburi Investment Partners SpA	694,441	7,805
	UnipolSai Assicurazioni SpA	2,768,105	7,791
*,2	Enav SpA	1,723,373	7,714
	Falck Renewables SpA	777,735	7,656
	ACEA SpA	287,762	6,148
	SOL SpA	246,283	5,919
	Tinexta SpA	132,548	5,745
[2]	GVS SpA	477,965	5,737
	Gruppo MutuiOnline SpA	112,644	5,671
	Danieli & C Officine Meccaniche SpA Savings Shares	277,289	5,420
[1]	Webuild SpA (MTAA)	2,244,932	5,310
[1]	Maire Tecnimont SpA	1,122,702	5,306
	MARR SpA	224,681	4,825
	Zignago Vetro SpA	204,380	4,021
[2]	doValue SpA	393,596	3,756
[2]	RAI Way SpA	629,866	3,731
	Piaggio & C SpA	1,106,445	3,620
	Credito Emiliano SpA	540,312	3,566
	Italmobiliare SpA	94,753	3,498
	Banca IFIS SpA	172,820	3,338
*,1	Tod's SpA	59,227	3,309
*	Cerved Group SpA	266,465	3,119
	Cementir Holding NV	304,274	2,902
	MFE-MediaForEurope NV Class B	1,893,972	2,677
[1]	Danieli & C Officine Meccaniche SpA	83,472	2,558
*,1	Juventus Football Club SpA	6,514,616	2,544
*	CIR SpA-Compagnie Industriali	4,719,507	2,520
*	Biesse SpA	90,017	2,497
*,1	Saras SpA	3,634,899	2,277
*,1	Fincantieri SpA	3,246,966	2,231
	Datalogic SpA	124,555	2,160
*	Immobiliare Grande Distribuzione SIIQ SpA	454,881	1,994
*,1	Banca Monte dei Paschi di Siena SpA	1,953,218	1,975

21

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	MFE-MediaForEurope NV Class A	1,893,972	1,931
*	Arnoldo Mondadori Editore SpA	786,670	1,823
*	Societa Cattolica Di Assicurazione SpA	211,796	1,395
	DeA Capital SpA	538,263	800
	Rizzoli Corriere Della Sera Mediagroup SpA	740,063	745
*,1	Webuild SpA	196,679	213
			3,646,650
Japan (20.2%)
	Toyota Motor Corp.	85,858,733	1,586,892
	Sony Group Corp.	8,637,364	1,090,711
	Keyence Corp.	1,255,887	789,649
	Tokyo Electron Ltd.	1,032,294	594,160
	Recruit Holdings Co. Ltd.	9,311,421	566,653
	Shin-Etsu Chemical Co. Ltd.	2,763,094	479,605
	Mitsubishi UFJ Financial Group Inc.	86,419,014	470,316
	SoftBank Group Corp.	9,341,063	447,812
	Daikin Industries Ltd.	1,848,853	418,801
	Nidec Corp.	3,230,197	382,114
	Hoya Corp.	2,488,709	369,304
	Hitachi Ltd.	6,449,653	349,399
	Nintendo Co. Ltd.	731,199	342,097
	Honda Motor Co. Ltd.	11,904,331	338,687
	KDDI Corp.	11,537,183	337,390
	Daiichi Sankyo Co. Ltd.	13,101,166	333,443
	Murata Manufacturing Co. Ltd.	3,971,633	316,787
	Sumitomo Mitsui Financial Group Inc.	9,044,341	308,840
	ITOCHU Corp.	9,406,326	287,776
	FANUC Corp.	1,338,073	284,423
	Takeda Pharmaceutical Co. Ltd.	10,098,073	275,761
	SMC Corp.	399,467	269,983
	Mitsubishi Corp.	8,335,982	264,693
	Denso Corp.	3,168,732	262,596
	Mitsui & Co. Ltd.	10,967,192	259,899
	Tokio Marine Holdings Inc.	4,436,451	246,976
	Softbank Corp.	18,967,655	239,572
	Seven & i Holdings Co. Ltd.	5,361,574	235,845
	Nippon Telegraph & Telephone Corp.	8,321,650	227,583
	Fujitsu Ltd.	1,309,165	224,949
	Mizuho Financial Group Inc.	17,673,811	224,480
	Oriental Land Co. Ltd.	1,305,693	220,175
	Astellas Pharma Inc.	12,931,587	210,468
	Fast Retailing Co. Ltd.	356,957	202,910
	Terumo Corp.	4,588,634	193,827
		Shares	Market Value• ($000)
	FUJIFILM Holdings Corp.	2,462,937	182,588
	Sysmex Corp.	1,321,050	178,317
	Mitsubishi Electric Corp.	13,754,223	174,583
[1]	Bridgestone Corp.	4,011,783	172,237
	ORIX Corp.	8,387,730	171,178
	Olympus Corp.	7,365,469	169,606
[1]	Canon Inc.	6,941,543	169,330
	Kao Corp.	3,228,063	169,068
	Kubota Corp.	7,589,489	168,760
	Central Japan Railway Co.	1,263,507	168,137
[1]	Japan Tobacco Inc.	8,244,407	166,471
	Panasonic Corp.	14,867,461	163,435
	Lasertec Corp.	530,504	162,494
	East Japan Railway Co.	2,516,187	154,684
	Shiseido Co. Ltd.	2,705,029	150,904
	Komatsu Ltd.	6,378,689	149,172
	M3 Inc.	2,944,429	148,462
	Chugai Pharmaceutical Co. Ltd.	4,533,583	147,777
	Shimano Inc.	545,614	145,308
	Dai-ichi Life Holdings Inc.	7,105,680	143,321
	Kyocera Corp.	2,142,173	133,942
	Shionogi & Co. Ltd.	1,896,052	133,380
	Omron Corp.	1,297,631	129,306
	Daiwa House Industry Co. Ltd.	4,468,657	128,425
	Advantest Corp.	1,353,579	128,183
	Mitsui Fudosan Co. Ltd.	6,429,195	127,432
	Japan Post Holdings Co. Ltd.	15,776,566	122,904
	Suzuki Motor Corp.	3,155,466	121,684
	Toshiba Corp.	2,938,798	120,927
	Unicharm Corp.	2,717,269	118,221
	Aeon Co. Ltd.	4,887,652	115,183
	Sumitomo Corp.	7,768,801	114,974
	Asahi Group Holdings Ltd.	2,938,417	114,389
	Mitsubishi Estate Co. Ltd.	7,930,626	110,018
	Kikkoman Corp.	1,275,338	107,398
	Otsuka Holdings Co. Ltd.	2,924,129	106,383
	Z Holdings Corp.	18,432,009	106,353
	Bandai Namco Holdings Inc.	1,358,922	106,252
	Marubeni Corp.	10,904,438	106,242
	Eisai Co. Ltd.	1,843,378	104,645
	Ajinomoto Co. Inc.	3,373,716	102,703
	MS&AD Insurance Group Holdings Inc.	3,271,240	100,729
	TDK Corp.	2,513,536	98,093
	Sompo Holdings Inc.	2,245,457	94,699
	NTT Data Corp.	4,385,918	94,083
	Secom Co. Ltd.	1,347,371	93,624
	Nippon Steel Corp.	5,690,930	92,967
	Nomura Holdings Inc.	21,332,578	92,917
	Toyota Industries Corp.	1,112,806	89,017

22

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Yaskawa Electric Corp.	1,800,641	88,350
	Obic Co. Ltd.	467,846	87,557
*	Renesas Electronics Corp.	6,919,207	85,941
[1]	Kirin Holdings Co. Ltd.	5,324,468	85,761
	Sekisui House Ltd.	3,983,990	85,719
	Nippon Yusen KK	1,122,022	85,557
	Sumitomo Mitsui Trust Holdings Inc.	2,551,856	85,330
	NEC Corp.	1,830,048	84,621
	Asahi Kasei Corp.	8,627,745	81,276
	Japan Exchange Group Inc.	3,706,444	81,206
	Sumitomo Realty & Development Co. Ltd.	2,753,400	81,173
	MINEBEA MITSUMI Inc.	2,841,367	80,734
	MISUMI Group Inc.	1,938,598	79,641
	Shimadzu Corp.	1,877,538	79,303
	Nitto Denko Corp.	1,024,919	79,178
	Nitori Holdings Co. Ltd.	521,516	78,004
	ENEOS Holdings Inc.	20,830,733	77,820
	Nomura Research Institute Ltd.	1,792,315	76,623
	Subaru Corp.	4,261,868	76,150
	Ono Pharmaceutical Co. Ltd.	2,999,671	74,558
	Makita Corp.	1,700,400	72,181
	Toyota Tsusho Corp.	1,548,168	71,366
	SG Holdings Co. Ltd.	2,958,984	69,384
	Sumitomo Electric Industries Ltd.	5,245,171	68,455
	West Japan Railway Co.	1,608,375	67,267
	Mitsubishi Chemical Holdings Corp.	8,885,735	65,909
*	Nissan Motor Co. Ltd.	13,460,784	64,835
	Toray Industries Inc.	10,579,626	62,680
	Sumitomo Metal Mining Co. Ltd.	1,654,738	62,672
[1]	AGC Inc.	1,287,134	61,490
	Nippon Building Fund Inc.	10,419	60,687
	Nippon Paint Holdings Co. Ltd.	5,522,517	60,310
	Resona Holdings Inc.	15,199,028	59,066
	Disco Corp.	191,611	58,566
	Daiwa Securities Group Inc.	10,327,896	58,280
	Mitsui OSK Lines Ltd.	770,675	57,280
*	Rakuten Group Inc.	5,674,284	56,932
	Hamamatsu Photonics KK	889,095	56,786
	MEIJI Holdings Co. Ltd.	939,139	56,061
	Nippon Prologis REIT Inc.	15,729	55,598
	Nexon Co. Ltd.	2,868,368	55,463
	Daifuku Co. Ltd.	672,948	55,030
	Yamato Holdings Co. Ltd.	2,333,024	54,806
	Nissan Chemical Corp.	934,696	54,362
		Shares	Market Value• ($000)
	Dentsu Group Inc.	1,519,263	54,076
	Inpex Corp.	6,158,650	53,553
	Tokyo Gas Co. Ltd.	2,950,089	52,955
	Yamaha Corp.	1,069,062	52,743
	Yamaha Motor Co. Ltd.	2,178,003	52,314
	Rohm Co. Ltd.	573,115	52,136
	Daito Trust Construction Co. Ltd.	454,140	52,099
	Japan Real Estate Investment Corp.	9,175	52,083
	Chubu Electric Power Co. Inc.	4,875,322	51,496
	GLP J-REIT	29,717	51,366
	Sumitomo Chemical Co. Ltd.	10,559,788	49,798
	Taiyo Yuden Co. Ltd.	864,002	49,691
	TIS Inc.	1,654,781	49,207
	Lixil Corp.	1,837,913	49,030
	Yakult Honsha Co. Ltd.	935,625	48,811
	Fuji Electric Co. Ltd.	882,579	48,214
	JSR Corp.	1,264,301	48,048
	T&D Holdings Inc.	3,717,116	47,489
	Kansai Electric Power Co. Inc.	5,076,858	47,453
	Kyowa Kirin Co. Ltd.	1,736,226	47,339
	TOTO Ltd.	1,012,594	46,719
	Aisin Corp.	1,204,939	46,231
	Dai Nippon Printing Co. Ltd.	1,835,361	46,190
	Mitsubishi Heavy Industries Ltd.	1,988,465	45,974
	SBI Holdings Inc.	1,678,141	45,772
	JFE Holdings Inc.	3,577,957	45,648
	Tokyu Corp.	3,418,219	45,441
	Osaka Gas Co. Ltd.	2,747,239	45,437
	Daiwa House REIT Investment Corp.	14,897	45,129
	Isuzu Motors Ltd.	3,610,019	44,932
	CyberAgent Inc.	2,690,362	44,848
	Nihon M&A Center Holdings Inc.	1,826,270	44,797
*	Trend Micro Inc.	803,332	44,598
	Ibiden Co. Ltd.	749,646	44,518
	Nomura Real Estate Master Fund Inc.	31,368	44,145
	Hankyu Hanshin Holdings Inc.	1,502,362	42,695
	Koito Manufacturing Co. Ltd.	797,404	42,234
	Idemitsu Kosan Co. Ltd.	1,639,967	41,852
	Azbil Corp.	911,417	41,568
	Japan Metropolitan Fund Investment	48,158	41,488
	Ricoh Co. Ltd.	4,322,457	40,290
	Sekisui Chemical Co. Ltd.	2,379,981	39,803
	Odakyu Electric Railway Co. Ltd.	2,136,245	39,716
	SUMCO Corp.	1,948,227	39,671
	Pan Pacific International Holdings Corp.	2,791,730	38,481
	Hirose Electric Co. Ltd.	223,865	37,623

23

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Obayashi Corp.	4,685,774	36,265
	Kurita Water Industries Ltd.	762,950	36,170
	TOPPAN Inc.	1,924,971	36,123
	BayCurrent Consulting Inc.	93,423	36,008
	Ebara Corp.	640,577	35,585
	Keio Corp.	802,296	35,399
	Kajima Corp.	3,065,148	35,226
	GMO Payment Gateway Inc.	282,188	35,140
*	Kintetsu Group Holdings Co. Ltd.	1,248,773	34,909
	Nissin Foods Holdings Co. Ltd.	476,778	34,797
*	Kawasaki Kisen Kaisha Ltd.	575,665	34,754
	Taisei Corp.	1,133,803	34,479
	Seiko Epson Corp.	1,904,318	34,298
	Otsuka Corp.	713,393	34,016
	Kobayashi Pharmaceutical Co. Ltd.	430,698	33,878
	Persol Holdings Co. Ltd.	1,163,111	33,815
	Toho Co. Ltd. (XTKS)	781,677	33,450
	Mitsui Chemicals Inc.	1,208,355	32,481
	Tobu Railway Co. Ltd.	1,412,728	32,238
	Brother Industries Ltd.	1,660,446	32,004
	MatsukiyoCocokara & Co.	859,257	31,773
	Suntory Beverage & Food Ltd.	870,501	31,523
	Konami Holdings Corp.	652,600	31,325
	Yokogawa Electric Corp.	1,716,846	30,988
*	Mazda Motor Corp.	4,002,514	30,711
	Santen Pharmaceutical Co. Ltd.	2,503,046	30,559
	NGK Insulators Ltd.	1,798,351	30,437
	Advance Residence Investment Corp.	9,118	30,100
	SCREEN Holdings Co. Ltd.	277,697	29,839
	Oji Holdings Corp.	6,157,036	29,831
	Capcom Co. Ltd.	1,259,027	29,652
	MonotaRO Co. Ltd.	1,633,298	29,377
	Asahi Intecc Co. Ltd.	1,360,224	29,223
	Kansai Paint Co. Ltd.	1,343,196	29,209
	Tosoh Corp.	1,957,329	29,079
	Orix JREIT Inc.	18,369	28,715
	Concordia Financial Group Ltd.	7,840,581	28,473
*,3	Nippon Express Co. Ltd.	480,439	28,357
*	Tokyo Electric Power Co. Holdings Inc.	10,926,832	28,248
	Hakuhodo DY Holdings Inc.	1,688,984	28,105
	Square Enix Holdings Co. Ltd.	542,041	27,806
	Hoshizaki Corp.	367,283	27,634
	Hulic Co. Ltd.	2,892,302	27,504
	Open House Co. Ltd.	520,277	27,188
		Shares	Market Value• ($000)
	Food & Life Cos. Ltd.	710,300	26,820
	Toyo Suisan Kaisha Ltd.	628,476	26,646
	Marui Group Co. Ltd.	1,402,720	26,415
	Asics Corp.	1,189,124	26,362
	Keisei Electric Railway Co. Ltd.	967,495	26,173
	Showa Denko KK	1,232,562	25,917
	Industrial & Infrastructure Fund Investment Corp.	13,430	25,895
	Nisshin Seifun Group Inc.	1,792,599	25,861
	Japan Post Bank Co. Ltd.	2,804,913	25,712
	Nippon Shinyaku Co. Ltd.	365,145	25,427
	Stanley Electric Co. Ltd.	1,009,658	25,350
	Ryohin Keikaku Co. Ltd.	1,648,739	25,140
*	Hitachi Metals Ltd.	1,347,113	24,961
	Shizuoka Bank Ltd.	3,468,789	24,764
	NH Foods Ltd.	682,951	24,624
	Chiba Bank Ltd.	4,297,644	24,585
	United Urban Investment Corp.	20,896	24,559
	Kakaku.com Inc.	918,200	24,547
	Sojitz Corp.	1,629,966	24,492
	Nikon Corp.	2,272,144	24,476
	Kyushu Electric Power Co. Inc.	3,236,388	24,163
	Tsuruha Holdings Inc.	251,629	24,161
	NOF Corp.	472,240	23,879
	Tokyu Fudosan Holdings Corp.	4,257,548	23,853
	Jeol Ltd.	297,030	23,694
	NGK Spark Plug Co. Ltd.	1,358,970	23,663
	Lion Corp.	1,764,148	23,583
	Tohoku Electric Power Co. Inc.	3,314,898	23,562
	ZOZO Inc.	755,636	23,561
	Hikari Tsushin Inc.	152,526	23,490
	Miura Co. Ltd.	681,990	23,478
	Bank of Kyoto Ltd.	506,067	23,431
	USS Co. Ltd.	1,498,905	23,418
	Nabtesco Corp.	787,892	23,345
	Iida Group Holdings Co. Ltd.	995,351	23,149
	Shimizu Corp.	3,721,250	23,073
	TechnoPro Holdings Inc.	759,466	23,022
*	ANA Holdings Inc.	1,096,680	22,926
	Kyushu Railway Co.	1,097,208	22,816
	Mitsubishi HC Capital Inc. (XTKS)	4,581,496	22,667
	Haseko Corp.	1,822,479	22,606
	Kose Corp.	198,983	22,573
	Rinnai Corp.	248,656	22,440
	LaSalle Logiport REIT	12,636	22,259
	Shinko Electric Industries Co. Ltd.	462,325	22,026
	Nippon Sanso Holdings Corp.	1,003,689	21,953

24

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sega Sammy Holdings Inc.	1,397,333	21,918
	Japan Post Insurance Co. Ltd.	1,364,086	21,913
	Welcia Holdings Co. Ltd.	693,291	21,654
	Itochu Techno-Solutions Corp.	671,213	21,591
	Amada Co. Ltd.	2,175,947	21,546
	Mitsubishi Gas Chemical Co. Inc.	1,261,420	21,383
	Ulvac Inc.	341,685	21,373
	Hitachi Construction Machinery Co. Ltd.	737,348	21,306
	Japan Prime Realty Investment Corp.	6,143	21,304
[1]	Kuraray Co. Ltd.	2,446,318	21,275
	Tokyo Century Corp.	437,072	21,217
	Sekisui House REIT Inc.	28,334	21,116
	Ito En Ltd.	400,547	21,046
	Koei Tecmo Holdings Co. Ltd.	535,223	21,015
	Rohto Pharmaceutical Co. Ltd.	693,024	20,953
*	Nagoya Railroad Co. Ltd.	1,361,697	20,731
[1]	Skylark Holdings Co. Ltd.	1,569,750	20,624
	Tokyo Tatemono Co. Ltd.	1,405,145	20,550
	Mitsui Fudosan Logistics Park Inc.	3,612	20,254
	NSK Ltd.	3,109,183	19,975
	Denka Co. Ltd.	603,533	19,748
	Fukuoka Financial Group Inc.	1,147,842	19,657
	THK Co. Ltd.	803,886	19,506
*	Japan Airlines Co. Ltd.	1,023,598	19,431
	Air Water Inc.	1,255,255	19,401
	Nippon Accommodations Fund Inc.	3,356	19,332
	Casio Computer Co. Ltd.	1,498,843	19,300
	Sumitomo Heavy Industries Ltd.	793,531	19,261
	Medipal Holdings Corp.	1,024,369	19,202
	Sohgo Security Services Co. Ltd.	472,994	18,795
	Japan Logistics Fund Inc.	6,025	18,656
	Sumitomo Forestry Co. Ltd.	963,238	18,621
	Kawasaki Heavy Industries Ltd.	1,026,656	18,553
	Nomura Real Estate Holdings Inc.	798,910	18,408
	Nifco Inc.	582,071	18,303
	Activia Properties Inc.	5,034	18,200
	IHI Corp.	900,808	18,139
[1]	Aozora Bank Ltd.	827,193	18,091
	Iwatani Corp.	358,271	18,049
		Shares	Market Value• ($000)
	Isetan Mitsukoshi Holdings Ltd.	2,440,767	18,038
	Benefit One Inc.	418,043	17,961
	Rakus Co. Ltd	662,332	17,774
	Yamada Denki Co. Ltd.	5,172,333	17,683
	Cosmos Pharmaceutical Corp.	120,255	17,679
	SCSK Corp.	883,098	17,576
	Nichirei Corp.	756,918	17,570
	Keikyu Corp.	1,744,266	17,448
	COMSYS Holdings Corp.	780,568	17,389
	Hisamitsu Pharmaceutical Co. Inc.	499,496	17,255
	Chugoku Electric Power Co. Inc.	2,113,198	17,136
	Oracle Corp. Japan	224,811	17,080
	Kenedix Office Investment Corp.	2,758	17,044
	Zensho Holdings Co. Ltd.	694,054	16,314
	Alfresa Holdings Corp.	1,219,241	16,247
[1]	Horiba Ltd.	275,848	16,221
	Lawson Inc.	340,478	16,155
	Teijin Ltd.	1,308,135	16,101
	Internet Initiative Japan Inc.	389,037	16,069
	Kewpie Corp.	742,840	16,024
	Sharp Corp.	1,393,510	16,004
	AEON REIT Investment Corp.	11,402	15,974
	ADEKA Corp.	713,513	15,936
	Taiheiyo Cement Corp.	806,013	15,917
	J Front Retailing Co. Ltd.	1,738,059	15,827
	Zenkoku Hosho Co. Ltd.	361,923	15,776
	Toho Gas Co. Ltd.	618,941	15,766
	INFRONEER Holdings Inc.	1,728,101	15,732
[1]	Takeda Pharmaceutical Co. Ltd. ADR	1,153,979	15,729
*	Japan Airport Terminal Co. Ltd.	376,632	15,708
	Keihan Holdings Co. Ltd.	682,131	15,695
	Kadokawa Corp.	600,820	15,672
	NET One Systems Co. Ltd.	578,233	15,559
	Japan Hotel REIT Investment Corp.	31,837	15,555
	Hino Motors Ltd.	1,879,312	15,497
	Tokyo Ohka Kogyo Co. Ltd.	261,422	15,433
	Mitsui High-Tec Inc.	156,927	15,394
	Mori Hills REIT Investment Corp.	11,328	15,367
	Electric Power Development Co. Ltd.	1,152,298	15,314
*	SHIFT Inc.	73,860	15,234
[1]	Kagome Co. Ltd.	582,677	15,180

25

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Materials Corp.	881,489	15,149
	EXEO Group Inc.	716,958	15,118
	Sanwa Holdings Corp.	1,393,153	14,876
	Taisho Pharmaceutical Holdings Co. Ltd.	320,974	14,816
	Konica Minolta Inc.	3,243,006	14,798
	Suzuken Co. Ltd.	512,531	14,791
[1]	Anritsu Corp.	957,467	14,787
[1]	Pigeon Corp.	772,274	14,779
	Japan Steel Works Ltd.	440,248	14,776
	SHO-BOND Holdings Co. Ltd.	327,558	14,717
	Sugi Holdings Co. Ltd.	242,585	14,698
	DIC Corp.	581,806	14,666
	Goldwin Inc.	252,856	14,627
[1]	Tokai Carbon Co. Ltd.	1,380,971	14,516
	Nihon Kohden Corp.	521,554	14,298
[1]	Nippon Electric Glass Co. Ltd.	557,238	14,287
	Fancl Corp.	478,476	14,259
	Daiseki Co. Ltd.	319,848	14,209
	Frontier Real Estate Investment Corp.	3,274	14,150
	SMS Co. Ltd.	357,934	14,076
	Sankyu Inc.	338,852	14,061
	Mebuki Financial Group Inc.	6,821,672	14,041
	Nankai Electric Railway Co. Ltd.	740,690	14,013
	JTEKT Corp.	1,601,358	14,005
*	PeptiDream Inc.	627,660	13,937
	Daiwa Securities Living Investments Corp.	13,509	13,910
	Dowa Holdings Co. Ltd.	323,845	13,631
	Morinaga Milk Industry Co. Ltd.	286,877	13,628
*	Seibu Holdings Inc.	1,443,925	13,502
	Alps Alpine Co. Ltd.	1,431,127	13,498
	Sumitomo Dainippon Pharma Co. Ltd.	1,164,864	13,440
	Tsumura & Co.	470,483	13,401
	Fuji Corp.	594,473	13,333
	Kaneka Corp.	401,699	13,189
	Kamigumi Co. Ltd.	695,370	13,167
	Takara Holdings Inc.	1,232,453	13,108
	Relo Group Inc.	723,016	13,048
[1]	Sumitomo Rubber Industries Ltd.	1,274,033	12,995
	House Foods Group Inc.	513,435	12,970
	Ushio Inc.	778,496	12,934
	Daicel Corp.	1,865,663	12,911
	Kenedix Residential Next Investment Corp.	6,625	12,804
	Ship Healthcare Holdings Inc.	548,513	12,782
	Kinden Corp.	848,758	12,762
	Katitas Co. Ltd.	330,845	12,734
	Nihon Unisys Ltd.	452,870	12,709
	Hulic REIT Inc.	8,445	12,706
		Shares	Market Value• ($000)
	Comforia Residential REIT Inc.	4,271	12,687
	DMG Mori Co. Ltd.	735,575	12,655
	JGC Holdings Corp.	1,511,196	12,624
	Hirogin Holdings Inc.	2,108,873	12,624
	Shimamura Co. Ltd.	149,641	12,558
*	Mitsubishi Motors Corp.	4,470,478	12,457
	Nagase & Co. Ltd.	757,441	12,277
	Fujitec Co. Ltd.	555,572	12,177
	Calbee Inc.	523,541	12,157
	Sundrug Co. Ltd.	464,198	12,136
	Aeon Mall Co. Ltd.	848,751	12,110
	Nishi-Nippon Railroad Co. Ltd.	532,465	12,076
	GS Yuasa Corp.	542,486	12,071
	Ube Industries Ltd.	692,628	12,035
	Mabuchi Motor Co. Ltd.	363,633	12,028
	NTT UD REIT Investment Corp.	8,877	11,985
	Zeon Corp.	1,036,017	11,975
	Toyo Seikan Group Holdings Ltd.	1,002,401	11,972
	Tokyo Seimitsu Co. Ltd.	269,959	11,958
	Infomart Corp.	1,470,163	11,954
	Dexerials Corp.	331,152	11,953
	Nippon Kayaku Co. Ltd.	1,150,872	11,860
[1]	Yokohama Rubber Co. Ltd.	736,816	11,817
	Credit Saison Co. Ltd.	1,123,521	11,815
*	Sansan Inc.	541,621	11,712
	Kobe Bussan Co. Ltd.	302,115	11,697
	Mitsubishi Estate Logistics REIT Investment Corp.	2,562	11,675
	Kobe Steel Ltd.	2,305,952	11,563
	Yamazaki Baking Co. Ltd.	869,214	11,554
[1]	Ezaki Glico Co. Ltd.	360,933	11,488
	Amano Corp.	495,572	11,411
	Justsystems Corp.	244,096	11,394
	As One Corp.	169,456	11,355
	Daiwa Office Investment Corp.	1,862	11,327
	Toyo Tire Corp.	725,288	11,323
	Penta-Ocean Construction Co. Ltd.	2,001,292	11,312
	Coca-Cola Bottlers Japan Holdings Inc.	973,732	11,186
	Mitsubishi Logistics Corp.	442,048	11,102
	Sumitomo Bakelite Co. Ltd.	218,397	11,084
	Rengo Co. Ltd.	1,462,628	11,064
	Hachijuni Bank Ltd.	3,228,511	11,030
	FP Corp.	321,820	10,981
	Toyoda Gosei Co. Ltd.	504,183	10,966
	K's Holdings Corp	1,119,673	10,880
	Aica Kogyo Co. Ltd.	373,919	10,825
*	Park24 Co. Ltd.	785,222	10,764

26

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sawai Group Holdings Co. Ltd.	279,197	10,674
	Mitsui Mining & Smelting Co. Ltd.	389,434	10,612
	Toda Corp.	1,674,167	10,606
	Nippon Shokubai Co. Ltd.	228,396	10,575
	NIPPON REIT Investment Corp.	2,947	10,507
	Invincible Investment Corp.	33,163	10,483
	Hitachi Transport System Ltd.	220,848	10,383
	Topcon Corp.	715,622	10,332
	Benesse Holdings Inc.	525,925	10,328
	Jafco Co. Ltd.	179,265	10,313
	Tokyu REIT Inc.	5,968	10,271
	Menicon Co. Ltd.	340,849	10,082
	Daiwabo Holdings Co. Ltd.	628,524	10,052
	DeNA Co. Ltd.	646,448	9,955
	Nippon Gas Co. Ltd.	749,464	9,936
	Iyo Bank Ltd.	1,981,337	9,914
[1]	Shinsei Bank Ltd.	608,153	9,893
	Outsourcing Inc.	729,176	9,839
	Japan Excellent Inc.	8,483	9,833
*	Sotetsu Holdings Inc.	535,738	9,814
*	Descente Ltd.	266,433	9,807
	Kenedix Retail REIT Corp.	3,977	9,786
	Seven Bank Ltd.	4,731,558	9,781
	Kyushu Financial Group Inc.	2,688,281	9,766
	Nichias Corp.	404,611	9,765
	GMO internet Inc.	412,167	9,713
	Meitec Corp.	164,069	9,658
	Seino Holdings Co. Ltd.	952,923	9,658
	Chugoku Bank Ltd.	1,228,226	9,617
	Ain Holdings Inc.	192,646	9,602
	OKUMA Corp.	215,490	9,590
	Yamaguchi Financial Group Inc.	1,638,307	9,576
	Mirait Holdings Corp.	579,621	9,562
	Yoshinoya Holdings Co. Ltd.	470,209	9,489
	Morinaga & Co. Ltd.	288,901	9,449
	Hazama Ando Corp.	1,250,782	9,413
	H.U. Group Holdings Inc.	370,925	9,411
	Takashimaya Co. Ltd.	1,007,131	9,383
	Digital Garage Inc.	219,990	9,347
	Maruichi Steel Tube Ltd.	419,050	9,285
	Daido Steel Co. Ltd.	253,966	9,224
	Daio Paper Corp.	554,390	9,209
	Pilot Corp.	239,532	9,170
	Gunma Bank Ltd.	2,984,921	9,128
	Pola Orbis Holdings Inc.	546,640	9,110
	Japan Elevator Service Holdings Co. Ltd.	487,704	9,110
	Asahi Holdings Inc.	507,785	9,070
	Bic Camera Inc.	1,083,000	9,067
	NHK Spring Co. Ltd.	1,062,639	9,039
		Shares	Market Value• ($000)
	PALTAC Corp.	219,108	9,029
	AEON Financial Service Co. Ltd.	834,390	9,000
	Nippon Suisan Kaisha Ltd.	1,899,973	8,980
	Fujitsu General Ltd.	374,380	8,897
	Kureha Corp.	124,232	8,876
	Fujimi Inc.	131,733	8,870
	Inaba Denki Sangyo Co. Ltd.	377,491	8,869
	Yaoko Co. Ltd.	145,894	8,866
*	Fujikura Ltd.	1,798,806	8,830
[1]	Sapporo Holdings Ltd.	462,953	8,804
	TS Tech Co. Ltd.	712,426	8,770
	Kaken Pharmaceutical Co. Ltd.	239,269	8,760
	NSD Co. Ltd.	481,805	8,752
	Cosmo Energy Holdings Co. Ltd.	446,762	8,729
	Fuyo General Lease Co. Ltd.	125,894	8,728
	NOK Corp.	799,853	8,712
	Lintec Corp.	379,064	8,695
	Hoshino Resorts REIT Inc.	1,523	8,646
	OSG Corp.	555,683	8,636
	Daiichikosho Co. Ltd.	285,095	8,632
	Mori Trust Sogo REIT Inc.	6,799	8,559
	Kokuyo Co. Ltd.	568,830	8,487
	Heiwa Real Estate REIT Inc.	6,209	8,441
	Furukawa Electric Co. Ltd.	416,019	8,405
	Toagosei Co. Ltd.	834,075	8,391
	Mizuho Leasing Co. Ltd.	301,946	8,374
	Sankyo Co. Ltd.	320,394	8,305
	Sanrio Co. Ltd.	378,498	8,218
	Kyudenko Corp.	265,227	8,196
	ABC-Mart Inc.	190,464	8,154
	Tokuyama Corp.	512,762	8,154
	Toyota Boshoku Corp.	411,273	8,069
	CKD Corp.	396,636	8,057
	Izumi Co. Ltd.	286,307	8,029
	OBIC Business Consultants Co. Ltd.	190,786	8,021
*	Raksul Inc.	160,766	7,942
	Nipro Corp.	835,306	7,908
	Citizen Watch Co. Ltd.	1,807,062	7,822
	Macnica Fuji Electronics Holdings Inc.	325,721	7,794
	Hitachi Zosen Corp.	1,120,971	7,773
	JCR Pharmaceuticals Co. Ltd.	399,806	7,744
	Maruwa Co. Ltd.	54,591	7,729
	Wacom Co. Ltd.	971,212	7,727
	Takara Bio Inc.	335,766	7,705
	Heiwa Real Estate Co. Ltd.	226,858	7,646
	Nisshinbo Holdings Inc.	998,907	7,605

27

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Tadano Ltd.	782,159	7,542
	Yamato Kogyo Co. Ltd.	232,252	7,527
	Monex Group Inc.	1,226,849	7,485
	Hokuhoku Financial Group Inc.	935,797	7,436
	Sanken Electric Co. Ltd.	135,143	7,408
	Acom Co. Ltd.	2,568,192	7,394
	Shikoku Electric Power Co. Inc.	1,045,330	7,390
	Resorttrust Inc.	452,157	7,389
	Duskin Co. Ltd.	300,525	7,340
	NEC Networks & System Integration Corp.	463,561	7,271
	Rorze Corp.	66,812	7,196
	Hanwa Co. Ltd.	252,608	7,167
	Sumitomo Osaka Cement Co. Ltd.	232,118	7,139
	Fukuoka REIT Corp.	4,873	7,066
	Wacoal Holdings Corp.	380,175	7,065
	UT Group Co. Ltd.	187,737	7,051
*	Shochiku Co. Ltd.	67,077	7,006
	Takasago Thermal Engineering Co. Ltd.	421,602	6,956
	Toei Co. Ltd.	45,447	6,943
	Okumura Corp.	247,156	6,940
	Systena Corp.	1,845,190	6,886
	Taiyo Holdings Co. Ltd.	226,545	6,852
	Fukuyama Transporting Co. Ltd.	199,465	6,815
	Kusuri no Aoki Holdings Co. Ltd.	107,406	6,807
	CRE Logistics REIT Inc.	3,454	6,792
	JCU Corp.	142,725	6,785
	Global One Real Estate Investment Corp.	6,468	6,766
	Glory Ltd.	353,501	6,734
	Toshiba TEC Corp.	164,041	6,720
	Fuji Soft Inc.	138,825	6,698
	NS Solutions Corp.	216,906	6,688
*	NTN Corp.	3,197,302	6,678
	Tokyo Steel Manufacturing Co. Ltd.	551,824	6,619
[1]	Colowide Co. Ltd.	466,158	6,604
	Ariake Japan Co. Ltd.	121,233	6,581
	KH Neochem Co. Ltd.	236,369	6,535
	Nikkon Holdings Co. Ltd.	346,509	6,528
	Nishi-Nippon Financial Holdings Inc.	1,008,500	6,514
	Japan Material Co. Ltd.	395,106	6,509
[1]	Nagawa Co. Ltd.	65,194	6,459
	Nishimatsu Construction Co. Ltd.	202,853	6,428
	Toyobo Co. Ltd.	587,052	6,417
	Kanematsu Corp.	574,902	6,405
		Shares	Market Value• ($000)
	Fuji Oil Holdings Inc.	316,217	6,386
	Meidensha Corp.	267,881	6,385
	Daishi Hokuetsu Financial Group Inc.	289,164	6,381
	Hankyu Hanshin REIT Inc.	4,626	6,374
	Itochu Advance Logistics Investment Corp.	4,002	6,364
	SOSiLA Logistics REIT Inc.	4,149	6,348
	Seiren Co. Ltd.	289,354	6,339
[1]	Toridoll Holdings Corp.	292,465	6,324
	Shoei Co. Ltd.	159,292	6,280
	Milbon Co. Ltd.	125,747	6,238
	Trusco Nakayama Corp.	262,117	6,229
	DCM Holdings Co. Ltd.	671,638	6,217
	Kintetsu World Express Inc.	239,359	6,211
	Kotobuki Spirits Co. Ltd.	129,074	6,177
	Nihon Parkerizing Co. Ltd.	629,170	6,158
	Sakata Seed Corp.	215,193	6,147
	Aiful Corp.	1,986,079	6,145
[1]	Canon Marketing Japan Inc.	308,225	6,142
	Takuma Co. Ltd.	492,138	6,095
	Nippon Light Metal Holdings Co. Ltd.	404,720	6,077
	Tsubakimoto Chain Co.	220,268	6,053
	JINS Holdings Inc.	99,052	6,041
	Nippon Paper Industries Co. Ltd.	637,731	6,023
	TOKAI Holdings Corp.	794,481	6,004
	Hokuriku Electric Power Co.	1,169,019	5,954
	BeNext-Yumeshin Group Co.	403,991	5,952
	Sumitomo Warehouse Co. Ltd.	351,075	5,936
	Riken Keiki Co. Ltd.	116,122	5,931
*	Daibiru Corp.	306,700	5,912
	Kumagai Gumi Co. Ltd.	236,392	5,901
	TKC Corp.	195,143	5,866
	en japan Inc.	207,238	5,857
	Mochida Pharmaceutical Co. Ltd.	192,742	5,833
	Shiga Bank Ltd.	324,234	5,830
	Mani Inc.	417,360	5,792
*	RENOVA Inc.	317,783	5,754
	Kyoritsu Maintenance Co. Ltd.	163,987	5,752
	Tri Chemical Laboratories Inc.	181,376	5,749
	Hokuetsu Corp.	918,791	5,744
	Heiwa Corp.	348,427	5,738
	EDION Corp.	611,110	5,705

28

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Ichigo Office REIT Investment Corp.	7,907	5,700
	San-In Godo Bank Ltd.	1,012,467	5,698
	Star Asia Investment Corp.	10,365	5,698
	DTS Corp.	259,104	5,691
	Tomy Co. Ltd.	591,186	5,649
	77 Bank Ltd.	480,542	5,575
	Fuji Kyuko Co. Ltd.	156,765	5,559
*	GungHo Online Entertainment Inc.	245,333	5,515
	Toho Holdings Co. Ltd.	360,342	5,500
	Suruga Bank Ltd.	1,242,960	5,490
	Sangetsu Corp.	387,817	5,474
	Hokkaido Electric Power Co. Inc.	1,223,763	5,473
	Okamura Corp.	487,225	5,445
	Takeuchi Manufacturing Co. Ltd.	229,427	5,443
	Daihen Corp.	130,555	5,424
	Senko Group Holdings Co. Ltd.	672,910	5,420
	Megachips Corp.	120,579	5,399
	Fuso Chemical Co. Ltd.	127,342	5,373
	Taikisha Ltd.	196,724	5,359
	Joyful Honda Co. Ltd.	415,859	5,326
	Autobacs Seven Co. Ltd.	435,308	5,311
	Japan Aviation Electronics Industry Ltd.	305,704	5,298
	Earth Corp.	99,141	5,291
	Kandenko Co. Ltd.	706,290	5,262
	Round One Corp.	443,437	5,258
	Information Services International-Dentsu Ltd.	154,904	5,215
	Raito Kogyo Co. Ltd.	301,934	5,201
	Iriso Electronics Co. Ltd.	137,751	5,195
	Shibaura Machine Co. Ltd.	158,547	5,188
	Kiyo Bank Ltd.	422,038	5,177
	Transcosmos Inc.	181,463	5,175
	Atom Corp.	771,747	5,167
	Nichiha Corp.	193,735	5,151
	Itoham Yonekyu Holdings Inc.	895,025	5,121
	Fuji Seal International Inc.	276,050	5,083
	Valor Holdings Co. Ltd.	269,372	5,030
	Makino Milling Machine Co. Ltd.	140,398	5,024
	Central Glass Co. Ltd.	270,420	5,016
	Maruha Nichiro Corp.	238,553	4,998
	Paramount Bed Holdings Co. Ltd.	293,958	4,987
	ZERIA Pharmaceutical Co. Ltd.	291,615	4,981
	Musashi Seimitsu Industry Co. Ltd.	297,935	4,966
		Shares	Market Value• ($000)
	Tokai Tokyo Financial Holdings Inc.	1,446,287	4,960
	KYORIN Holdings Inc.	306,956	4,925
	Nextage Co. Ltd.	237,388	4,898
	Maeda Kosen Co. Ltd.	143,371	4,892
	Kohnan Shoji Co. Ltd.	165,514	4,871
	Nippon Soda Co. Ltd.	169,124	4,869
	Nitto Boseki Co. Ltd.	189,475	4,855
	Mitani Sekisan Co. Ltd.	72,565	4,828
	Funai Soken Holdings Inc.	212,080	4,825
	Megmilk Snow Brand Co. Ltd.	277,814	4,817
	Comture Corp.	152,706	4,782
	Kissei Pharmaceutical Co. Ltd.	243,315	4,775
	Japan Securities Finance Co. Ltd.	568,098	4,743
	Mixi Inc.	268,470	4,702
	Nippn Corp.	325,976	4,698
	Matsui Securities Co. Ltd.	682,030	4,688
	Tokai Rika Co. Ltd.	347,832	4,688
	Noevir Holdings Co. Ltd.	99,942	4,685
	Digital Arts Inc.	64,023	4,678
	Tocalo Co. Ltd.	363,864	4,667
	Ichibanya Co. Ltd.	115,357	4,662
	Towa Corp.	164,896	4,648
	Eizo Corp.	131,861	4,634
	Dip Corp.	136,117	4,634
	Toyo Ink SC Holdings Co. Ltd.	276,186	4,627
	Arcs Co. Ltd.	248,830	4,621
	Japan Petroleum Exploration Co. Ltd.	211,746	4,611
	Tsugami Corp.	301,083	4,593
	Oki Electric Industry Co. Ltd.	579,527	4,558
	Nojima Corp.	215,907	4,521
	Awa Bank Ltd.	239,129	4,514
	Juroku Financial Group Inc.	239,267	4,513
	Hioki EE Corp.	58,915	4,508
	Kumiai Chemical Industry Co. Ltd.	651,548	4,482
	Saizeriya Co. Ltd.	171,066	4,468
*	UACJ Corp.	191,898	4,444
	Nichicon Corp.	404,276	4,442
	Ogaki Kyoritsu Bank Ltd.	264,250	4,438
	Mirai Corp.	10,281	4,423
	San-A Co. Ltd.	121,417	4,411
	Sanki Engineering Co. Ltd.	350,181	4,383
	eGuarantee Inc.	217,700	4,380
*	Oisix ra daichi Inc.	162,667	4,373
	Nomura Co. Ltd.	523,454	4,337
	Jaccs Co. Ltd.	167,434	4,313
*,1	HIS Co. Ltd.	264,946	4,308
	MOS Food Services Inc.	160,770	4,306

29

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nachi-Fujikoshi Corp.	120,130	4,306
	Towa Pharmaceutical Co. Ltd.	171,476	4,274
	Nippon Steel Trading Corp.	97,449	4,255
	Japan Lifeline Co. Ltd.	445,275	4,249
	Max Co. Ltd.	253,910	4,238
	Inabata & Co. Ltd.	289,601	4,228
	Starts Corp. Inc.	193,045	4,218
[1]	Create Restaurants Holdings Inc.	671,314	4,216
	BML Inc.	135,552	4,215
	Orient Corp.	3,879,843	4,213
	H2O Retailing Corp.	596,249	4,202
	San-Ai Oil Co. Ltd.	361,918	4,201
	Strike Co. Ltd.	94,489	4,201
	ValueCommerce Co. Ltd.	107,811	4,195
	eRex Co. Ltd.	235,092	4,178
	Idec Corp.	172,516	4,175
	Prima Meat Packers Ltd.	193,131	4,169
	Komeri Co. Ltd.	187,249	4,168
	Mitsubishi Logisnext Co. Ltd.	451,353	4,159
	Nissin Electric Co. Ltd.	303,224	4,152
	North Pacific Bank Ltd.	1,910,277	4,150
	Create SD Holdings Co. Ltd.	149,353	4,136
	Hyakugo Bank Ltd.	1,377,049	4,114
	MCJ Co. Ltd.	434,863	4,094
	S-Pool Inc.	387,379	4,094
	LITALICO Inc.	116,658	4,090
	Kato Sangyo Co. Ltd.	139,688	4,073
[1]	Gree Inc.	553,799	4,072
	Yamazen Corp.	433,349	4,058
[1]	Kura Sushi Inc.	128,536	4,052
*	M&A Capital Partners Co. Ltd.	88,183	4,040
	Token Corp.	48,971	4,025
	Totetsu Kogyo Co. Ltd.	184,477	4,024
	Nissha Co. Ltd.	276,456	4,017
	ASKUL Corp.	300,322	4,007
*,1	Royal Holdings Co. Ltd.	242,720	4,006
	Yokogawa Bridge Holdings Corp.	209,470	4,002
	Showa Sangyo Co. Ltd.	172,270	3,982
	Hogy Medical Co. Ltd.	140,218	3,971
	One REIT Inc.	1,510	3,965
	Takara Standard Co. Ltd.	321,942	3,956
	Yodogawa Steel Works Ltd.	178,612	3,956
[1]	Kanamoto Co. Ltd.	188,532	3,955
	Elecom Co. Ltd.	300,389	3,954
	Nisshin Oillio Group Ltd.	155,932	3,934
	Ai Holdings Corp.	233,377	3,908
	Okinawa Electric Power Co. Inc.	305,894	3,876
		Shares	Market Value• ($000)
	Ohsho Food Service Corp.	72,892	3,872
	Noritake Co. Ltd.	88,482	3,858
	Yokowo Co. Ltd.	149,344	3,842
[1]	SAMTY Co. Ltd.	200,885	3,836
	Fujimori Kogyo Co. Ltd.	107,255	3,835
	Life Corp.	129,294	3,830
	Anicom Holdings Inc.	529,689	3,817
	GLOBERIDE Inc.	137,560	3,779
	KOMEDA Holdings Co. Ltd.	211,619	3,772
	Aeon Hokkaido Corp.	340,396	3,752
	Nishimatsuya Chain Co. Ltd.	311,550	3,736
[1]	Zojirushi Corp.	297,409	3,732
	Future Corp.	245,022	3,726
	Sumitomo Mitsui Construction Co. Ltd.	1,001,176	3,725
	Daiho Corp.	107,581	3,717
	Gunze Ltd.	105,203	3,695
	Seiko Holdings Corp.	188,790	3,685
	Tokyotokeiba Co. Ltd.	99,374	3,681
	Hosiden Corp.	365,587	3,662
[1]	Monogatari Corp.	61,978	3,639
*,1	Change Inc.	221,090	3,639
	Okamoto Industries Inc.	98,651	3,625
	KYB Corp.	128,986	3,619
	Micronics Japan Co. Ltd.	222,876	3,589
	Nanto Bank Ltd.	212,368	3,583
	Aeon Delight Co. Ltd.	121,367	3,557
	Hokkoku Financial Holdings Inc.	160,318	3,554
	S Foods Inc.	117,207	3,548
	Japan Wool Textile Co. Ltd.	445,365	3,544
	Pasona Group Inc.	123,528	3,544
	Okasan Securities Group Inc.	1,061,760	3,515
	Eiken Chemical Co. Ltd.	209,316	3,513
	Shibuya Corp.	135,206	3,512
	IR Japan Holdings Ltd.	58,825	3,509
	Organo Corp.	46,022	3,459
	Osaka Soda Co. Ltd.	130,681	3,453
	Aida Engineering Ltd.	370,761	3,448
[1]	Tsubaki Nakashima Co. Ltd.	268,601	3,432
	United Super Markets Holdings Inc.	372,149	3,423
	Giken Ltd.	96,686	3,413
	Nippon Pillar Packing Co. Ltd.	105,103	3,394
	Nippon Densetsu Kogyo Co. Ltd.	234,013	3,386
	Musashino Bank Ltd.	216,532	3,384
	Kitz Corp.	544,551	3,371
	Bunka Shutter Co. Ltd.	359,331	3,356

30

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kameda Seika Co. Ltd.	89,576	3,333
	Heiwado Co. Ltd.	197,971	3,323
	TBS Holdings Inc.	228,900	3,318
	Maxell Ltd.	277,522	3,303
	Intage Holdings Inc.	215,939	3,300
	Kaga Electronics Co. Ltd.	115,949	3,296
	T Hasegawa Co. Ltd.	140,146	3,295
	Insource Co. Ltd.	134,365	3,285
	Nagaileben Co. Ltd.	166,173	3,272
*,1	euglena Co. Ltd.	530,894	3,272
*	Chiyoda Corp.	1,068,005	3,264
	Noritsu Koki Co. Ltd.	138,421	3,263
	Star Micronics Co. Ltd.	241,624	3,256
	Shima Seiki Manufacturing Ltd.	189,723	3,255
	Shizuoka Gas Co. Ltd.	379,729	3,254
	Solasto Corp.	302,863	3,254
	Prestige International Inc.	559,455	3,253
[1]	Noritz Corp.	222,323	3,246
	Maruwa Unyu Kikan Co. Ltd.	255,427	3,240
	Chudenko Corp.	175,027	3,234
	Arata Corp.	84,384	3,234
	Nippon Seiki Co. Ltd.	320,014	3,231
	Sanyo Chemical Industries Ltd.	69,499	3,226
*	MedPeer Inc.	103,525	3,223
	Ichigo Inc.	1,321,110	3,218
	Piolax Inc.	209,177	3,200
	Takara Leben Real Estate Investment Corp.	3,171	3,200
	SBS Holdings Inc.	112,764	3,199
	Keiyo Bank Ltd.	789,576	3,193
	Nitta Corp.	124,599	3,193
	Pacific Industrial Co. Ltd.	301,104	3,183
[1]	Weathernews Inc.	38,021	3,177
	Nippon Signal Co. Ltd.	398,245	3,169
	Ryosan Co. Ltd.	159,787	3,161
	Trancom Co. Ltd.	40,343	3,137
	Mitsuuroko Group Holdings Co. Ltd.	296,178	3,128
	Sekisui Jushi Corp.	171,706	3,123
	Hirata Corp.	55,935	3,104
	Sanyo Denki Co. Ltd.	58,730	3,080
	Keihanshin Building Co. Ltd.	226,680	3,079
	Mitsubishi Pencil Co. Ltd.	291,532	3,072
	SKY Perfect JSAT Holdings Inc.	840,152	3,068
[1]	Genky DrugStores Co. Ltd.	57,487	3,067
	Fukushima Galilei Co. Ltd.	73,712	3,060
[1]	Tamura Corp.	524,278	3,053
	Mitsui-Soko Holdings Co. Ltd.	140,856	3,044
[1]	Osaka Organic Chemical Industry Ltd.	105,205	3,038
		Shares	Market Value• ($000)
	Starts Proceed Investment Corp.	1,461	3,025
	Morita Holdings Corp.	265,773	3,024
	Nippon Ceramic Co. Ltd.	123,563	3,023
	Belc Co. Ltd.	61,608	3,017
	Zuken Inc.	93,863	3,014
	Samty Residential Investment Corp.	2,691	3,013
	Ricoh Leasing Co. Ltd.	89,693	3,010
	FCC Co. Ltd.	230,976	3,006
	MEC Co. Ltd.	86,327	3,002
	Sato Holdings Corp.	156,530	2,997
	Optex Group Co. Ltd.	209,479	2,991
	Nippon Kanzai Co. Ltd.	118,811	2,986
	Topre Corp.	288,119	2,981
[1]	Pharma Foods International Co. Ltd.	161,842	2,977
	Raiznext Corp.	292,034	2,971
	Kanto Denka Kogyo Co. Ltd.	300,997	2,965
	Fuji Media Holdings Inc.	307,281	2,957
	Restar Holdings Corp.	168,444	2,952
	Mandom Corp.	236,681	2,913
	Exedy Corp.	200,247	2,899
	Nohmi Bosai Ltd.	147,799	2,894
	Nikkiso Co. Ltd.	411,654	2,876
	Roland Corp.	84,218	2,874
	Maruzen Showa Unyu Co. Ltd.	103,159	2,871
	Saibu Gas Holdings Co. Ltd.	155,206	2,871
	Plenus Co. Ltd.	163,314	2,864
	RS Technologies Co. Ltd.	48,337	2,861
	Shinmaywa Industries Ltd.	371,103	2,823
[1]	Midac Holdings Co. Ltd.	79,851	2,822
	Riso Kagaku Corp.	151,239	2,821
	Curves Holdings Co. Ltd.	407,589	2,815
	Yuasa Trading Co. Ltd.	108,231	2,805
[1]	Shoei Foods Corp.	83,884	2,800
*	Ringer Hut Co. Ltd.	144,490	2,793
	FULLCAST Holdings Co. Ltd.	129,941	2,780
	Usen-Next Holdings Co. Ltd.	106,100	2,778
[1]	Teikoku Sen-I Co. Ltd.	137,172	2,771
	Koa Corp.	197,771	2,769
	United Arrows Ltd.	172,803	2,751
	TOMONY Holdings Inc.	996,832	2,744
	Axial Retailing Inc.	93,493	2,742
	Iino Kaiun Kaisha Ltd.	577,316	2,742
*	Nippon Sheet Glass Co. Ltd.	614,571	2,742

31

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Retail Partners Co. Ltd.	229,743	2,740
	Okinawa Financial Group Inc.	142,382	2,738
[1]	Kisoji Co. Ltd.	142,968	2,732
	Wakita & Co. Ltd.	291,537	2,730
	Nippon Road Co. Ltd.	37,929	2,717
	Siix Corp.	220,499	2,715
	Bank of Nagoya Ltd.	113,759	2,714
	Yellow Hat Ltd.	188,460	2,712
	Avex Inc.	216,377	2,711
	Itochu Enex Co. Ltd.	313,026	2,711
	Toyo Tanso Co. Ltd.	97,072	2,703
	Kanematsu Electronics Ltd.	78,188	2,699
	J Trust Co. Ltd.	544,661	2,692
	Argo Graphics Inc.	96,141	2,691
	Daiichi Jitsugyo Co. Ltd.	62,400	2,687
	Hamakyorex Co. Ltd.	105,468	2,664
*	Leopalace21 Corp.	1,656,403	2,650
	Uchida Yoko Co. Ltd.	57,815	2,648
	Senshu Ikeda Holdings Inc.	1,789,466	2,643
	TechMatrix Corp.	159,484	2,635
	Nissan Shatai Co. Ltd.	429,141	2,631
	Tokyu Construction Co. Ltd.	452,425	2,620
	Nippon Thompson Co. Ltd.	441,600	2,618
	Sanyo Special Steel Co. Ltd.	147,196	2,610
	Kyokuto Kaihatsu Kogyo Co. Ltd.	195,756	2,603
	Oiles Corp.	177,030	2,602
	Mitsuboshi Belting Ltd.	138,543	2,599
	Hiday Hidaka Corp.	171,973	2,589
	METAWATER Co. Ltd.	146,817	2,580
	Nishio Rent All Co. Ltd.	103,052	2,572
*	SRE Holdings Corp.	40,799	2,569
	Chugoku Marine Paints Ltd.	310,738	2,565
	Nippon Koei Co. Ltd.	92,261	2,560
	Fujibo Holdings Inc.	71,799	2,558
	Infocom Corp.	134,637	2,552
	Cybozu Inc.	160,012	2,545
	Shikoku Chemicals Corp.	206,874	2,538
	Roland DG Corp.	77,668	2,530
	Takasago International Corp.	100,675	2,530
	Sakata INX Corp.	290,584	2,512
	Taihei Dengyo Kaisha Ltd.	100,647	2,511
	Arcland Sakamoto Co. Ltd.	175,077	2,496
[1]	YAMABIKO Corp.	227,808	2,470
	Konishi Co. Ltd.	163,987	2,469
	Nitto Kogyo Corp.	178,346	2,466
	Doutor Nichires Holdings Co. Ltd.	176,880	2,465
	Adastria Co. Ltd.	174,421	2,458
[1]	Oyo Corp.	131,289	2,453
		Shares	Market Value• ($000)
	Toyo Construction Co. Ltd.	484,415	2,448
	ESPEC Corp.	125,309	2,430
	Carta Holdings Inc.	132,628	2,424
	Macromill Inc.	250,748	2,417
	Hosokawa Micron Corp.	81,495	2,414
	Nippon Carbon Co. Ltd.	66,514	2,413
	Fujicco Co. Ltd.	147,412	2,411
	Komatsu Matere Co. Ltd.	217,023	2,409
	Japan Pulp & Paper Co. Ltd.	67,195	2,408
	Bell System24 Holdings Inc.	220,702	2,400
	Chofu Seisakusho Co. Ltd.	134,859	2,392
	Valqua Ltd.	100,865	2,377
	Furukawa Co. Ltd.	213,875	2,362
	Toho Bank Ltd.	1,275,989	2,352
	Aichi Bank Ltd.	57,932	2,347
	Tsukishima Kikai Co. Ltd.	237,476	2,341
	Mizuno Corp.	119,740	2,335
	Ishihara Sangyo Kaisha Ltd.	224,682	2,327
	Mitsubishi Shokuhin Co. Ltd.	96,754	2,327
	VT Holdings Co. Ltd.	571,982	2,320
	KFC Holdings Japan Ltd.	92,188	2,320
	Shin-Etsu Polymer Co. Ltd.	241,197	2,320
	Hokuto Corp.	139,429	2,314
	ARTERIA Networks Corp.	172,210	2,314
	Joshin Denki Co. Ltd.	123,802	2,305
	Tokyo Electron Device Ltd.	40,335	2,299
*	Atrae Inc.	108,817	2,294
	Tokyo Kiraboshi Financial Group Inc.	173,971	2,293
	Fuji Co. Ltd.	134,691	2,289
	HI-LEX Corp.	174,670	2,276
	IDOM Inc.	360,831	2,268
	Nittetsu Mining Co. Ltd.	39,443	2,265
	Sinko Industries Ltd.	129,331	2,262
*,1	giftee Inc.	132,095	2,248
*	W-Scope Corp.	322,148	2,240
	gremz Inc.	104,228	2,238
	Relia Inc.	263,480	2,236
	Financial Products Group Co. Ltd.	375,629	2,235
	Yondoshi Holdings Inc.	145,380	2,226
[1]	Toa Corp.	105,812	2,225
	Mimasu Semiconductor Industry Co. Ltd.	96,071	2,214
	Sakai Moving Service Co. Ltd.	58,735	2,213
	DyDo Group Holdings Inc.	53,536	2,206
	Sodick Co. Ltd.	308,127	2,193

32

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Pressance Corp.	119,537	2,178
[1]	WingArc1st Inc.	108,158	2,159
	Hyakujushi Bank Ltd.	164,844	2,156
	PAL GROUP Holdings Co. Ltd.	144,012	2,150
	SWCC Showa Holdings Co. Ltd.	148,217	2,144
	Kurabo Industries Ltd.	125,979	2,143
	Mori Trust Hotel REIT Inc.	1,983	2,141
	Tsurumi Manufacturing Co. Ltd.	148,515	2,139
	Bando Chemical Industries Ltd.	274,881	2,137
*	Nippon Chemi-Con Corp.	136,244	2,118
	Nissin Sugar Co. Ltd.	141,943	2,117
	TPR Co. Ltd.	169,884	2,105
	Elan Corp.	217,708	2,103
[1]	Obara Group Inc.	69,794	2,100
	Union Tool Co.	60,719	2,099
	Sanyo Electric Railway Co. Ltd.	119,594	2,098
	Base Co. Ltd.	55,645	2,072
	Japan Transcity Corp.	335,537	2,070
	Airtrip Corp.	77,594	2,070
	Hodogaya Chemical Co. Ltd.	40,235	2,069
	Doshisha Co. Ltd.	151,696	2,066
	Tenma Corp.	89,589	2,059
	Seikagaku Corp.	250,551	2,051
	Chilled & Frozen Logistics Holdings Co. Ltd.	139,650	2,043
	T-Gaia Corp.	141,315	2,037
	Belluna Co. Ltd.	330,680	2,036
	NS United Kaiun Kaisha Ltd.	66,910	2,036
	Torii Pharmaceutical Co. Ltd.	81,161	2,030
[1]	Aruhi Corp.	222,954	2,026
	Sinfonia Technology Co. Ltd.	176,983	2,020
[1]	Broadleaf Co. Ltd.	532,746	2,020
	Daiken Corp.	106,832	2,016
	JAC Recruitment Co. Ltd.	110,301	2,000
	Daikyonishikawa Corp.	392,718	1,999
	Ines Corp.	151,529	1,991
	Sintokogio Ltd.	322,318	1,990
	Tachi-S Co. Ltd.	181,002	1,990
	San ju San Financial Group Inc.	155,539	1,989
*	Nichi-iko Pharmaceutical Co. Ltd.	323,980	1,986
	Tokushu Tokai Paper Co. Ltd.	55,413	1,986
	Tokai Corp.	115,460	1,984
	Meisei Industrial Co. Ltd.	300,019	1,981
	Aomori Bank Ltd.	128,211	1,976
*	Matsuya Co. Ltd.	274,361	1,976
	COLOPL Inc.	345,669	1,975
	Riso Kyoiku Co. Ltd.	576,581	1,972
		Shares	Market Value• ($000)
	Key Coffee Inc.	112,053	1,971
[1]	Daiwa Industries Ltd.	179,304	1,969
	Yonex Co. Ltd.	257,116	1,965
	Tamron Co. Ltd.	79,062	1,962
	Press Kogyo Co. Ltd.	573,576	1,946
	Hibiya Engineering Ltd.	108,754	1,944
	Daito Pharmaceutical Co. Ltd.	75,254	1,942
	Keiyo Co. Ltd.	263,270	1,939
	Sakai Chemical Industry Co. Ltd.	96,882	1,930
	Yokorei Co. Ltd.	264,427	1,920
	Asahi Diamond Industrial Co. Ltd.	337,921	1,919
[1]	Alpen Co. Ltd.	103,076	1,915
	Shin Nippon Air Technologies Co. Ltd.	91,283	1,905
[1]	Direct Marketing MiX Inc.	131,206	1,900
*	Fujio Food Group Inc.	165,335	1,897
	Konoike Transport Co. Ltd.	176,936	1,896
	Bank of the Ryukyus Ltd.	285,708	1,894
	Sinanen Holdings Co. Ltd.	59,788	1,890
	Nippon Yakin Kogyo Co. Ltd.	95,715	1,888
	Hakuto Co. Ltd.	82,002	1,886
	Zenrin Co. Ltd.	217,989	1,882
	Fukui Bank Ltd.	153,923	1,879
	Marudai Food Co. Ltd.	139,932	1,856
[1]	Nippon Denko Co. Ltd.	730,571	1,855
*	CMK Corp.	307,268	1,853
	Pacific Metals Co. Ltd.	99,169	1,843
	Onward Holdings Co. Ltd.	705,452	1,835
	Inageya Co. Ltd.	152,185	1,834
	Starzen Co. Ltd.	105,351	1,833
[1]	Pack Corp.	77,999	1,830
	Denyo Co. Ltd.	113,533	1,824
	Mitsui DM Sugar Holdings Co. Ltd.	108,152	1,824
	Nichireki Co. Ltd.	147,606	1,824
	Shikoku Bank Ltd.	270,013	1,819
	TOC Co. Ltd.	314,687	1,818
	Bank of Iwate Ltd.	111,526	1,811
	Nichiden Corp.	88,168	1,803
	Geo Holdings Corp.	167,249	1,802
	Komori Corp.	299,716	1,793
	Miyazaki Bank Ltd.	98,445	1,779
	Qol Holdings Co. Ltd.	145,512	1,772
	J-Oil Mills Inc.	121,870	1,771
	G-7 Holdings Inc.	120,763	1,771
	Kyoei Steel Ltd.	143,594	1,767
[1]	V Technology Co. Ltd.	56,500	1,765
	Dai-Dan Co. Ltd.	88,057	1,760
	Toho Titanium Co. Ltd.	214,184	1,759

33

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	85,978	1,753
	Ehime Bank Ltd.	241,680	1,751
[1]	Arcland Service Holdings Co. Ltd.	88,966	1,750
	Toho Zinc Co. Ltd.	87,882	1,746
	Takamatsu Construction Group Co. Ltd.	101,559	1,740
	DKK Co. Ltd.	79,909	1,740
	Marusan Securities Co. Ltd.	384,998	1,738
	Poletowin Pitcrew Holdings Inc.	191,498	1,726
	Tachibana Eletech Co. Ltd.	123,723	1,723
	Tess Holdings Co. Ltd.	96,300	1,722
	Canon Electronics Inc.	124,731	1,720
	Tama Home Co. Ltd.	85,581	1,720
*,1	Kappa Create Co. Ltd.	147,190	1,716
	Eagle Industry Co. Ltd.	178,437	1,712
[1]	Rock Field Co. Ltd.	130,484	1,710
[1]	ES-Con Japan Ltd.	250,104	1,704
	Unipres Corp.	243,795	1,704
	Gakken Holdings Co. Ltd.	186,714	1,698
	Ichikoh Industries Ltd.	357,617	1,697
*	Mitsui E&S Holdings Co. Ltd.	511,088	1,694
	Furuno Electric Co. Ltd.	160,288	1,685
[1]	Ryoyo Electro Corp.	80,831	1,685
*	Vision Inc.	166,050	1,674
	Sun Frontier Fudousan Co. Ltd.	191,837	1,670
	Nippon Beet Sugar Manufacturing Co. Ltd.	112,494	1,669
*	Aoyama Trading Co. Ltd.	286,712	1,668
	Anest Iwata Corp.	215,143	1,665
[1]	Koshidaka Holdings Co. Ltd.	312,373	1,665
	JVCKenwood Corp.	1,086,727	1,665
*	Shindengen Electric Manufacturing Co. Ltd.	51,637	1,664
	Mie Kotsu Group Holdings Inc.	395,950	1,661
	Proto Corp.	139,019	1,660
	Matsuda Sangyo Co. Ltd.	78,228	1,657
	Matsuyafoods Holdings Co. Ltd.	52,620	1,656
	TV Asahi Holdings Corp.	132,870	1,654
	Ryobi Ltd.	172,303	1,643
	Sumitomo Densetsu Co. Ltd.	90,338	1,640
	Onoken Co. Ltd.	112,334	1,638
	Aichi Steel Corp.	75,486	1,634
	Kyokuyo Co. Ltd.	60,909	1,630
		Shares	Market Value• ($000)
	Futaba Industrial Co. Ltd.	427,520	1,618
	Warabeya Nichiyo Holdings Co. Ltd.	89,588	1,607
	Sumida Corp.	145,221	1,601
	Alpha Systems Inc.	45,414	1,599
	Sumitomo Seika Chemicals Co. Ltd.	58,420	1,593
	Okabe Co. Ltd.	252,369	1,592
	G-Tekt Corp.	128,042	1,591
	Vector Inc.	155,755	1,591
	Goldcrest Co. Ltd.	112,980	1,590
[1]	Modec Inc.	132,156	1,583
	Cawachi Ltd.	82,415	1,578
	Nippon Television Holdings Inc.	155,358	1,576
	Vital KSK Holdings Inc.	224,478	1,574
	Shinko Shoji Co. Ltd.	197,187	1,573
	Oita Bank Ltd.	98,946	1,571
*	TSI Holdings Co. Ltd.	531,836	1,567
	Yamanashi Chuo Bank Ltd.	209,120	1,564
	Itochu-Shokuhin Co. Ltd.	35,826	1,556
	EM Systems Co. Ltd.	236,188	1,550
	Computer Engineering & Consulting Ltd.	164,074	1,549
[1]	Taki Chemical Co. Ltd.	30,554	1,540
	DKS Co. Ltd.	54,853	1,533
	Maxvalu Tokai Co. Ltd.	63,788	1,531
	Mitsubishi Research Institute Inc.	43,543	1,528
	Yamagata Bank Ltd.	202,143	1,525
	Shin Nippon Biomedical Laboratories Ltd.	123,624	1,523
	Yurtec Corp.	258,308	1,510
	I'll Inc.	119,821	1,508
[1]	Media Do Co. Ltd.	42,310	1,508
	Riken Technos Corp.	331,181	1,499
	Miroku Jyoho Service Co. Ltd.	124,557	1,495
	Sparx Group Co. Ltd.	574,482	1,494
	Fukui Computer Holdings Inc.	49,712	1,493
	KeePer Technical Laboratory Co. Ltd.	77,336	1,493
	Takara Leben Co. Ltd.	593,431	1,492
	Tonami Holdings Co. Ltd.	44,033	1,492
	Alconix Corp.	127,776	1,490
	Tanseisha Co. Ltd.	218,397	1,489
	Shinwa Co. Ltd.	78,875	1,481
	Tosei Corp.	168,364	1,478
	Rheon Automatic Machinery Co. Ltd.	130,430	1,476
*,1	Optim Corp.	128,830	1,475
	Teikoku Electric Manufacturing Co. Ltd.	114,329	1,471
	Marvelous Inc.	231,267	1,468

34

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Daido Metal Co. Ltd.	277,629	1,463
	Daikokutenbussan Co. Ltd.	32,650	1,463
	Kamei Corp.	159,803	1,449
	Akita Bank Ltd.	101,719	1,446
	Halows Co. Ltd.	58,868	1,446
	Hito Communications Holdings Inc.	70,313	1,445
	Okuwa Co. Ltd.	174,698	1,444
	Aiphone Co. Ltd.	77,613	1,435
	Riken Vitamin Co. Ltd.	96,569	1,433
	WDB Holdings Co. Ltd.	53,260	1,433
[1]	SB Technology Corp.	63,907	1,430
[1]	Optorun Co. Ltd.	68,808	1,420
	YA-MAN Ltd.	169,857	1,419
	Chubu Shiryo Co. Ltd.	165,260	1,416
	FIDEA Holdings Co. Ltd.	120,766	1,405
	Ichiyoshi Securities Co. Ltd.	244,981	1,404
	YAKUODO Holdings Co. Ltd.	71,796	1,403
*	Oriental Shiraishi Corp.	692,430	1,403
[1]	Fujiya Co. Ltd.	70,889	1,397
	Nissei ASB Machine Co. Ltd.	50,240	1,383
[1]	Link And Motivation Inc.	286,658	1,373
	Tosho Co. Ltd.	94,764	1,371
	Nichiban Co. Ltd.	87,283	1,360
	Futaba Corp.	223,033	1,356
*	Open Door Inc.	84,488	1,354
	Tochigi Bank Ltd.	671,656	1,348
	Chukyo Bank Ltd.	85,144	1,345
	CONEXIO Corp.	104,728	1,343
*	Kintetsu Department Store Co. Ltd.	59,085	1,342
	Aisan Industry Co. Ltd.	201,468	1,341
	Stella Chemifa Corp.	58,232	1,341
	Tayca Corp.	118,942	1,340
	Melco Holdings Inc.	37,868	1,339
[1]	Fukuda Corp.	35,641	1,336
	Toyo Corp.	137,031	1,329
	Icom Inc.	62,510	1,321
*	BrainPad Inc.	99,480	1,314
*	PIA Corp.	44,828	1,313
	Sumitomo Riko Co. Ltd.	253,050	1,307
*,1	Taiko Pharmaceutical Co. Ltd.	182,167	1,305
	Riken Corp.	58,008	1,299
*	Sagami Holdings Corp.	141,695	1,296
	Toenec Corp.	44,105	1,296
	Yukiguni Maitake Co. Ltd.	124,388	1,294
	World Holdings Co. Ltd.	57,011	1,286
	Kanagawa Chuo Kotsu Co. Ltd.	42,814	1,281
	Tekken Corp.	82,192	1,281
		Shares	Market Value• ($000)
	K&O Energy Group Inc.	100,999	1,262
	Studio Alice Co. Ltd.	67,629	1,260
	AOKI Holdings Inc.	234,193	1,258
	Ryoden Corp.	78,668	1,249
	SRA Holdings	49,835	1,249
	Nagatanien Holdings Co. Ltd.	73,304	1,245
	CI Takiron Corp.	252,489	1,235
	CTS Co. Ltd.	168,655	1,234
	Advan Group Co. Ltd.	145,897	1,231
	Chiyoda Integre Co. Ltd.	69,878	1,229
	Feed One Co. Ltd.	201,108	1,226
	JM Holdings Co. Ltd.	85,582	1,226
	Koatsu Gas Kogyo Co. Ltd.	178,474	1,224
	Tokyo Energy & Systems Inc.	128,789	1,223
	JDC Corp.	251,030	1,222
	Kyosan Electric Manufacturing Co. Ltd.	302,661	1,219
	Sanoh Industrial Co. Ltd.	147,997	1,218
	Japan Medical Dynamic Marketing Inc.	74,861	1,218
	LEC Inc.	160,999	1,210
*,1	Japan Display Inc.	3,859,595	1,209
[1]	GMO GlobalSign Holdings KK	33,166	1,207
	Moriroku Holdings Co. Ltd.	75,161	1,205
	Shibusawa Warehouse Co. Ltd.	59,193	1,204
	Xebio Holdings Co. Ltd.	148,914	1,194
	Iseki & Co. Ltd.	99,293	1,193
	Nippon Rietec Co. Ltd.	88,165	1,191
	Fudo Tetra Corp.	81,488	1,187
[1]	BRONCO BILLY Co. Ltd.	57,611	1,187
	St. Marc Holdings Co. Ltd.	93,108	1,185
	Chori Co. Ltd.	74,425	1,182
	Arakawa Chemical Industries Ltd.	113,870	1,179
	Shinnihon Corp.	165,795	1,179
[1]	Kitanotatsujin Corp.	403,947	1,175
	France Bed Holdings Co. Ltd.	145,769	1,168
	Toa Oil Co. Ltd.	45,372	1,166
	ASAHI YUKIZAI Corp.	77,476	1,163
	Sankyo Tateyama Inc.	184,061	1,158
	ASKA Pharmaceutical Holdings Co. Ltd.	132,089	1,156
	Happinet Corp.	88,340	1,153
*,1	Digital Holdings Inc.	100,509	1,152
	Sankyo Seiko Co. Ltd.	237,764	1,152
	Topy Industries Ltd.	118,739	1,152
	Kyodo Printing Co. Ltd.	45,951	1,144

35

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nissin Corp.	79,311	1,143
	Nihon Nohyaku Co. Ltd.	263,589	1,134
	Kurimoto Ltd.	82,555	1,131
	Osaki Electric Co. Ltd.	277,295	1,129
*	World Co. Ltd.	109,059	1,127
[1]	Kansai Super Market Ltd.	121,063	1,125
	Chiyoda Co. Ltd.	166,132	1,123
	Nippon Coke & Engineering Co. Ltd.	974,663	1,119
	Amuse Inc.	61,207	1,115
[1]	V-Cube Inc.	121,152	1,111
	Fixstars Corp.	141,450	1,097
	Aichi Corp.	155,320	1,093
	Kanaden Corp.	117,928	1,091
	Yorozu Corp.	116,038	1,083
[1]	Yamashin-Filter Corp.	246,965	1,083
	Hochiki Corp.	95,467	1,081
	Toyo Kanetsu KK	49,556	1,081
	Torishima Pump Manufacturing Co. Ltd.	129,683	1,079
	Dai Nippon Toryo Co. Ltd.	149,258	1,073
	Nitto Kohki Co. Ltd.	67,290	1,070
	Hokkaido Gas Co. Ltd.	80,555	1,069
	Krosaki Harima Corp.	27,762	1,064
	Nippon Parking Development Co. Ltd.	886,287	1,063
[1]	Raccoon Holdings Inc.	86,346	1,059
	Tomoku Co. Ltd.	68,094	1,058
	Shimizu Bank Ltd.	76,343	1,056
	Neturen Co. Ltd.	207,632	1,053
[1]	Medical Data Vision Co. Ltd.	97,224	1,051
	MTI Ltd.	195,379	1,049
	Enplas Corp.	44,135	1,047
	ST Corp.	77,977	1,042
*,1	WATAMI Co. Ltd.	131,993	1,037
	Hoosiers Holdings	173,489	1,024
	Kawada Technologies Inc.	27,463	1,022
	Asahi Co. Ltd.	80,741	1,017
	Fuso Pharmaceutical Industries Ltd.	44,913	1,015
	Achilles Corp.	93,303	1,013
	Hisaka Works Ltd.	134,314	1,008
	Ubicom Holdings Inc.	38,309	1,006
[1]	Oro Co. Ltd.	39,760	1,005
	Cosel Co. Ltd.	135,229	1,004
	Ebase Co. Ltd.	178,481	1,003
	Yahagi Construction Co. Ltd.	149,855	998
	Nihon Chouzai Co. Ltd.	83,498	998
	ZIGExN Co. Ltd.	370,993	998
	Rokko Butter Co. Ltd.	73,749	997
	Sanei Architecture Planning Co. Ltd.	65,274	994
		Shares	Market Value• ($000)
[1]	Furukawa Battery Co. Ltd.	80,774	993
	Ministop Co. Ltd.	80,887	988
	Okura Industrial Co. Ltd.	51,918	988
*	Fujita Kanko Inc.	45,816	985
	Seika Corp.	68,830	980
	Enigmo Inc.	146,972	977
	JSP Corp.	68,286	971
	I-PEX Inc.	56,775	966
	Towa Bank Ltd.	204,182	962
*	Unitika Ltd.	365,869	954
	Kenko Mayonnaise Co. Ltd.	81,682	952
	Mars Group Holdings Corp.	64,803	949
	Maezawa Kyuso Industries Co. Ltd.	102,198	948
	Elematec Corp.	100,528	944
*	KLab Inc.	219,056	944
	Bank of Saga Ltd.	74,776	941
	Tatsuta Electric Wire and Cable Co. Ltd.	223,905	930
	Toa Corp. (XTKS)	131,557	925
	Japan Best Rescue System Co. Ltd.	98,088	898
	Sourcenext Corp.	560,589	897
	Central Security Patrols Co. Ltd.	42,176	885
	Honeys Holdings Co. Ltd.	98,930	876
	Yushin Precision Equipment Co. Ltd.	133,098	870
	Artnature Inc.	136,309	868
*	Mitsuba Corp.	220,782	862
[1]	FAN Communications Inc.	255,222	861
	Kyokuto Securities Co. Ltd.	132,168	859
	Nisso Corp.	108,776	855
	Taisei Lamick Co. Ltd.	35,943	854
	Pronexus Inc.	87,496	849
	Zuiko Corp.	97,430	845
*	KNT-CT Holdings Co. Ltd.	69,518	841
	Fuji Pharma Co. Ltd.	93,350	834
	Hokkan Holdings Ltd.	65,799	830
	LIFULL Co. Ltd.	394,253	830
	NEC Capital Solutions Ltd.	47,306	826
	Akatsuki Inc.	32,684	819
*	Istyle Inc.	348,264	815
	Tokyo Individualized Educational Institute Inc.	145,938	808
*,1	OSAKA Titanium Technologies Co. Ltd.	117,424	806
	Chuo Spring Co. Ltd.	108,556	800
	Nippon Sharyo Ltd.	44,701	800
	Central Sports Co. Ltd.	36,922	786
	Foster Electric Co. Ltd.	123,610	784

36

Developed Markets Index Fund
		Shares	Market Value• ($000)
	CMIC Holdings Co. Ltd.	58,936	784
	Tsutsumi Jewelry Co. Ltd.	46,320	783
	JP-Holdings Inc.	358,856	768
	CAC Holdings Corp.	60,355	762
	Takaoka Toko Co. Ltd.	61,702	762
	Nihon Trim Co. Ltd.	27,165	751
*	Gunosy Inc.	103,378	738
	Nihon Tokushu Toryo Co. Ltd.	97,098	737
*	Akebono Brake Industry Co. Ltd.	457,507	736
	Aeon Fantasy Co. Ltd.	45,338	734
*,1	FDK Corp.	83,828	730
	Airport Facilities Co. Ltd.	151,811	726
*	Tokyo Base Co. Ltd.	137,598	722
[1]	Kojima Co. Ltd.	150,485	709
	Corona Corp. Class A	89,290	704
	Sekisui Kasei Co. Ltd.	167,575	699
*,1	Kourakuen Holdings Corp.	55,838	698
*	TerraSky Co. Ltd.	45,474	694
	Taiho Kogyo Co. Ltd.	97,123	686
	Tv Tokyo Holdings Corp.	38,636	686
	Sanshin Electronics Co. Ltd.	53,117	681
	Osaka Steel Co. Ltd.	67,174	676
	Godo Steel Ltd.	55,797	670
[1]	Kamakura Shinsho Ltd.	125,991	666
*	Toho Co. Ltd.	58,894	657
	Ohara Inc.	61,409	656
[1]	Fibergate Inc.	58,010	640
[1]	Shimojima Co. Ltd.	63,653	619
*	COOKPAD Inc.	273,156	616
*	Gurunavi Inc.	166,778	614
	Inaba Seisakusho Co. Ltd.	51,214	610
	Tokyo Rakutenchi Co. Ltd.	17,375	606
*	Jamco Corp.	72,006	603
*	RPA Holdings Inc.	192,448	602
[1]	Daisyo Corp.	68,131	582
	PC Depot Corp.	206,152	559
	Gecoss Corp.	77,724	558
*,1	CHIMNEY Co. Ltd.	54,211	555
[1]	Kanamic Network Co. Ltd.	130,265	555
	Wowow Inc.	35,862	547
	Takamiya Co. Ltd.	137,557	537
	Takihyo Co. Ltd.	38,509	535
	Sac's Bar Holdings Inc.	116,400	524
	Cleanup Corp.	104,339	496
	Chuetsu Pulp & Paper Co. Ltd.	58,825	492
	Ateam Inc.	62,721	470
[1]	Robot Home Inc.	225,626	456
*,1	Heroz Inc.	38,838	440
	Grace Technology Inc.	130,696	423
*,1	Right On Co. Ltd.	63,545	414
		Shares	Market Value• ($000)
	Nakayama Steel Works Ltd.	107,106	397
	Linical Co. Ltd.	56,515	382
*,1	Edulab Inc.	30,356	264
*,1	Laox Co. Ltd.	136,875	199
			33,773,133
Netherlands (3.8%)
	ASML Holding NV	2,719,089	2,178,046
*,2	Adyen NV	201,418	528,723
*	Prosus NV	6,149,707	509,350
	ING Groep NV	27,235,611	378,657
	Koninklijke DSM NV	1,157,953	260,778
	Koninklijke Philips NV	6,315,269	233,738
	Koninklijke Ahold Delhaize NV	6,794,849	233,174
	Wolters Kluwer NV	1,789,989	210,683
	Heineken NV	1,656,287	186,398
	ASM International NV	333,645	147,277
	Universal Music Group NV	5,210,994	147,268
	Akzo Nobel NV	1,270,618	139,596
	ArcelorMittal SA	4,321,998	138,644
	NN Group NV	2,168,046	117,249
	IMCD NV	397,982	87,955
	Koninklijke KPN NV	23,184,815	71,887
*,2	Just Eat Takeaway.com NV	1,264,772	68,716
	Heineken Holding NV	734,437	67,719
	Aegon NV	12,291,088	61,106
	Randstad NV	772,070	52,669
*	Unibail-Rodamco-Westfield	724,677	50,712
	Aalberts NV	673,726	44,675
	ASR Nederland NV	957,238	44,084
	BE Semiconductor Industries NV	501,044	42,595
[2]	ABN AMRO Bank NV GDR	2,892,820	42,524
[2]	Signify NV	880,346	40,876
	Arcadis NV	508,763	24,510
	Corbion NV	415,704	19,629
*,1	Galapagos NV	340,313	18,885
	TKH Group NV GDR	295,000	18,619
	APERAM SA	336,920	18,340
	JDE Peet's NV	579,842	17,947
*	OCI NV	686,531	17,920
*	InPost SA	1,414,811	16,990
	SBM Offshore NV	1,137,878	16,962
*,2	Basic-Fit NV	351,610	16,782
	Boskalis Westminster	558,960	16,298
	Koninklijke Vopak NV	460,381	16,142
	PostNL NV	3,417,310	14,859
*,2	Intertrust NV	624,490	13,930
[2]	CTP NV	417,331	8,932
*	Accell Group NV	147,585	8,051
*,2	Alfen Beheer BV	75,578	7,599
	Eurocommercial Properties NV	345,650	7,451
	AMG Advanced Metallurgical Group NV	215,473	6,923
[2]	Flow Traders	176,852	6,481

37

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Sligro Food Group NV	231,059	5,606
*,1	Fugro NV	703,757	5,523
*	Koninklijke BAM Groep NV	1,705,450	5,234
	NSI NV	128,218	5,108
*,1	TomTom NV	456,105	4,697
	Wereldhave NV	275,731	4,022
	Vastned Retail NV	114,483	3,126
	Brunel International NV	137,014	1,749
[2]	B&S Group Sarl	167,313	1,362
	ForFarmers NV	227,545	1,041
	Aegon NV ADR (Registered)	81,237	401
			6,416,218
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	3,977,497	89,110
*	Auckland International Airport Ltd.	8,311,480	43,750
	Spark New Zealand Ltd.	13,047,795	40,350
	Mainfreight Ltd.	566,722	36,406
	Contact Energy Ltd.	5,467,449	30,302
	Fletcher Building Ltd.	5,807,743	29,103
	Meridian Energy Ltd.	8,608,306	28,573
	Ryman Healthcare Ltd.	2,881,742	24,164
	EBOS Group Ltd.	743,415	20,952
*,1	a2 Milk Co. Ltd.	5,161,031	20,898
	Mercury NZ Ltd.	4,768,462	19,977
	Infratil Ltd.	3,609,504	19,772
	Chorus Ltd.	3,191,615	15,676
	Summerset Group Holdings Ltd.	1,597,532	14,951
	Goodman Property Trust	7,908,653	13,963
	SKYCITY Entertainment Group Ltd.	5,521,653	11,799
	Freightways Ltd.	1,184,437	10,412
	Precinct Properties New Zealand Ltd.	8,496,785	9,715
	Kiwi Property Group Ltd.	10,548,153	8,631
	Z Energy Ltd.	3,168,153	7,703
	Genesis Energy Ltd.	3,461,614	6,779
	Arvida Group Ltd.	4,783,917	6,460
	Argosy Property Ltd.	5,697,642	6,239
	Vital Healthcare Property Trust	2,597,079	5,602
	Skellerup Holdings Ltd.	1,224,239	5,317
	Heartland Group Holdings Ltd.	2,895,184	4,996
	Vector Ltd.	1,665,068	4,571
*	Pushpay Holdings Ltd.	4,970,748	4,485
	Stride Property Group	2,966,044	4,286
	Oceania Healthcare Ltd.	4,467,461	4,098
	Kathmandu Holdings Ltd.	3,893,480	4,050
*	Pacific Edge Ltd.	3,944,857	3,585
		Shares	Market Value• ($000)
*	Air New Zealand Ltd.	3,409,806	3,524
*	Serko Ltd.	631,736	3,029
	Scales Corp. Ltd.	731,353	2,803
*	Vista Group International Ltd.	1,394,678	2,283
*	SKY Network Television Ltd.	1,231,807	2,276
*	Restaurant Brands New Zealand Ltd.	207,739	1,963
*	Tourism Holdings Ltd.	936,707	1,891
*	Synlait Milk Ltd.	690,019	1,633
			576,077
Norway (0.7%)
	Equinor ASA	6,696,504	177,319
	DNB Bank ASA	7,123,802	162,948
	Norsk Hydro ASA	9,366,170	73,699
	Mowi ASA	3,084,570	73,002
	Telenor ASA	4,415,070	69,401
	TOMRA Systems ASA	820,050	58,640
	Yara International ASA	1,134,159	57,182
	Orkla ASA	5,303,683	53,162
*	Nordic Semiconductor ASA	1,096,910	36,787
	Storebrand ASA	3,278,263	32,852
	Gjensidige Forsikring ASA	1,152,460	27,960
	Aker BP ASA	886,141	27,248
	Salmar ASA	380,825	26,265
*	Adevinta ASA	1,943,689	25,820
	Schibsted ASA Class B	704,789	23,707
	Bakkafrost P/F	357,376	23,621
	Schibsted ASA Class A	513,752	19,808
	SpareBank 1 SR-Bank ASA	1,270,029	19,178
	Borregaard ASA	707,039	17,792
	Kongsberg Gruppen ASA	536,037	17,370
*	NEL ASA	9,633,432	16,467
	SpareBank 1 SMN	948,253	16,005
	Aker ASA Class A	170,016	15,855
[2]	Scatec ASA	834,798	14,413
	Leroy Seafood Group ASA	1,810,741	14,151
	Subsea 7 SA	1,642,611	11,750
*	Kahoot! ASA	2,216,102	11,594
	Veidekke ASA	753,473	11,313
	Atea ASA	572,968	10,662
[2]	Entra ASA	449,919	10,120
*,2	Crayon Group Holding ASA	463,272	9,627
	TGS ASA	796,640	7,620
	Austevoll Seafood ASA	602,156	7,249
[2]	Elkem ASA	1,819,383	6,132
*	MPC Container Ships A/S	2,134,193	5,924
[2]	Sbanken ASA	529,682	5,629
	Bonheur ASA	136,487	5,502
*	Frontline Ltd.	769,172	5,474
	DNO ASA	3,676,891	4,348
*	Wallenius Wilhelmsen ASA	699,291	3,999

38

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Grieg Seafood ASA	391,352	3,686
	Sparebank 1 Oestlandet	205,697	3,398
[2]	BW LPG Ltd.	529,297	2,993
*	Hexagon Composites ASA	756,311	2,796
	Stolt-Nielsen Ltd.	136,342	2,100
	Norway Royal Salmon ASA	95,427	1,769
	BW Offshore Ltd.	584,498	1,764
*	BW Energy Ltd.	392,848	891
			1,236,992
Poland (0.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	5,938,606	65,869
	Polski Koncern Naftowy ORLEN SA	2,164,322	39,893
	Powszechny Zaklad Ubezpieczen SA	3,905,229	34,102
	KGHM Polska Miedz SA	955,983	33,183
	Bank Polska Kasa Opieki SA	1,095,428	33,064
	LPP SA	7,710	32,775
*,2	Dino Polska SA	335,172	30,474
*,2	Allegro.eu SA	2,708,117	26,070
[1]	CD Projekt SA	459,526	21,856
	Polskie Gornictwo Naftowe i Gazownictwo SA	11,838,478	18,514
	Santander Bank Polska SA	207,762	17,841
	Cyfrowy Polsat SA	1,868,967	16,024
*	PGE Polska Grupa Energetyczna SA	5,202,074	10,380
*	Grupa Lotos SA	682,051	10,309
	KRUK SA	118,460	9,594
*	mBank SA	88,591	9,468
*	Orange Polska SA	4,501,817	9,434
*	Alior Bank SA	638,916	8,648
*	Bank Millennium SA	4,213,041	8,541
	Asseco Poland SA	388,980	8,328
*,2	Pepco Group NV	662,251	7,644
*,1	CCC SA	197,037	5,145
*	Tauron Polska Energia SA	6,523,856	4,287
*	AmRest Holdings SE	483,977	3,317
[1]	Bank Handlowy w Warszawie SA	219,874	3,220
*	Enea SA	1,475,302	3,120
*	Jastrzebska Spolka Weglowa SA	353,119	3,044
*	Grupa Azoty SA	311,929	2,615
	Warsaw Stock Exchange	179,055	1,842
	Ciech SA	172,465	1,801
	Eurocash SA	518,883	1,399
*,1	Mercator Medical SA	20,681	498
	Kernel Holding SA	10,050	146
			482,445
Portugal (0.2%)
	EDP - Energias de Portugal SA	19,813,177	108,840
	Jeronimo Martins SGPS SA	1,930,746	44,148
		Shares	Market Value• ($000)
	EDP Renovaveis SA	1,689,280	42,008
	Galp Energia SGPS SA	3,646,311	35,381
*	Banco Comercial Portugues SA Class R	53,217,516	8,517
	REN - Redes Energeticas Nacionais SGPS SA	2,610,611	7,566
	Sonae SGPS SA	6,442,848	7,357
	Navigator Co. SA	1,705,475	6,497
	NOS SGPS SA	1,358,217	5,266
	CTT-Correios de Portugal SA	995,811	5,166
	Altri SGPS SA	500,655	3,191
	Corticeira Amorim SGPS SA	224,146	2,872
*	Greenvolt-Energias Renovaveis SA	244,362	1,771
	Semapa-Sociedade de Investimento e Gestao	8,970	119
			278,699
Singapore (1.0%)
	DBS Group Holdings Ltd.	12,535,843	303,605
	Oversea-Chinese Banking Corp. Ltd.	24,326,309	205,892
	United Overseas Bank Ltd.	8,985,577	179,457
	Singapore Telecommunications Ltd.	52,614,457	90,575
	Ascendas REIT	23,991,150	52,564
	CapitaLand Integrated Commercial Trust	33,513,992	50,706
*	Capitaland Investment Ltd.	18,048,640	45,635
	Wilmar International Ltd.	14,761,842	45,431
	Singapore Exchange Ltd.	5,762,454	39,778
	Keppel Corp. Ltd.	9,975,809	37,938
*	Singapore Airlines Ltd.	8,850,589	32,816
	Singapore Technologies Engineering Ltd.	10,695,093	29,847
	Mapletree Logistics Trust	21,024,000	29,651
	Mapletree Industrial Trust	13,162,593	26,472
	Venture Corp. Ltd.	1,838,285	24,980
	Genting Singapore Ltd.	41,002,269	23,585
[3]	Mapletree Commercial Trust	15,534,361	23,235
	Frasers Logistics & Commercial Trust	20,150,599	22,727
	Singapore Press Holdings Ltd.	11,021,163	19,027
	UOL Group Ltd.	3,517,282	18,514
	City Developments Ltd.	3,312,891	16,761
	Suntec REIT	14,915,673	16,706
	Keppel DC REIT	8,669,042	15,887
	NetLink NBN Trust	20,950,153	15,545

39

Developed Markets Index Fund
		Shares	Market Value• ($000)
	ComfortDelGro Corp. Ltd.	14,611,672	15,175
	Frasers Centrepoint Trust	7,999,720	13,718
[3]	Mapletree North Asia Commercial Trust	16,570,547	13,710
*	SATS Ltd.	4,630,239	13,360
	Keppel REIT	14,962,302	12,557
	Jardine Cycle & Carriage Ltd.	672,268	10,268
	Parkway Life REIT	2,684,821	10,223
	Keppel Infrastructure Trust	23,823,616	9,638
	Ascott Residence Trust	12,304,754	9,399
	Haw Par Corp. Ltd.	1,084,019	9,137
	Sembcorp Industries Ltd.	6,137,434	9,111
	Golden Agri-Resources Ltd.	43,927,752	7,993
	Hutchison Port Holdings Trust Class U	35,209,441	7,909
	AEM Holdings Ltd.	1,740,649	6,793
	CapitaLand China Trust	7,436,832	6,570
	Raffles Medical Group Ltd.	6,447,678	6,551
	Manulife US REIT	9,767,975	6,545
	Olam International Ltd.	4,988,439	6,485
	iFAST Corp. Ltd.	1,025,994	6,396
	ESR-REIT	17,840,418	6,363
*	Sembcorp Marine Ltd.	104,490,176	6,359
	Cromwell European REIT	2,204,236	6,347
	Ascendas India Trust	5,787,472	6,091
	ARA LOGOS Logistics Trust	8,538,853	5,708
	Singapore Post Ltd.	9,839,706	4,743
	OUE Commercial REIT	14,372,930	4,696
	CDL Hospitality Trusts	5,372,651	4,665
	SPH REIT	6,281,079	4,662
	Starhill Global REIT	9,327,256	4,536
	Keppel Pacific Oak US REIT	5,646,627	4,516
	AIMS APAC REIT	3,722,152	4,007
	Lendlease Global Commercial REIT	5,927,688	3,938
	First Resources Ltd.	3,468,517	3,889
	StarHub Ltd.	3,838,596	3,872
	Nanofilm Technologies International Ltd.	1,284,602	3,641
	Prime US REIT	4,261,597	3,557
	Wing Tai Holdings Ltd.	2,510,906	3,334
	Sheng Siong Group Ltd.	2,889,155	3,131
	Far East Hospitality Trust	6,675,909	2,922
*	Thomson Medical Group Ltd.	41,910,135	2,613
		Shares	Market Value• ($000)
*	SIA Engineering Co. Ltd.	1,485,756	2,402
	Sabana Industrial REIT	6,742,748	2,223
	Riverstone Holdings Ltd.	3,853,427	2,005
	Frasers Hospitality Trust	5,193,707	1,794
	First REIT	7,313,576	1,656
*,3	Best World International Ltd.	1,646,200	1,586
	Lippo Malls Indonesia Retail Trust	36,069,715	1,445
*	COSCO Shipping International Singapore Co. Ltd.	6,176,455	1,173
	Asian Pay Television Trust	11,504,558	1,144
	Silverlake Axis Ltd.	5,049,642	1,029
*	Yoma Strategic Holdings Ltd.	9,233,381	898
	Bumitama Agri Ltd.	1,810,308	724
*,3	Eagle Hospitality Trust	4,532,200	621
*,1,3	Ezra Holdings Ltd.	10,329,900	84
*,1,3	Hyflux Ltd.	2,817,700	—
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	5,153,611	—
			1,661,246
South Korea (4.9%)
	Samsung Electronics Co. Ltd.	32,139,702	2,110,774
*	SK Hynix Inc.	3,596,090	394,968
	NAVER Corp.	934,573	296,654
	Samsung Electronics Co. Ltd. Preference Shares	4,856,644	290,358
*	Samsung SDI Co. Ltd.	363,011	199,646
*	Kakao Corp.	1,889,573	178,437
	Hyundai Motor Co.	960,547	168,604
	LG Chem Ltd.	322,704	166,826
[1]	Celltrion Inc.	748,596	124,618
	Kia Corp.	1,784,711	123,168
	KB Financial Group Inc.	2,534,430	117,203
	Shinhan Financial Group Co. Ltd.	3,451,704	106,654
	POSCO	449,005	104,118
	Hyundai Mobis Co. Ltd.	442,181	94,519
	Samsung Electronics Co. Ltd. GDR (Registered)	55,984	92,061
*	LG Electronics Inc.	726,263	84,087
*	SK Innovation Co. Ltd.	375,958	75,279
*,1	Krafton Inc.	189,520	73,248
	Hana Financial Group Inc.	2,006,874	70,901
*,2	Samsung Biologics Co. Ltd.	92,501	70,237
	Samsung Electro-Mechanics Co. Ltd.	386,487	64,099
	NCSoft Corp.	116,260	62,795

40

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Samsung C&T Corp.	582,121	58,166
	SK Inc.	263,969	55,650
*,1	HMM Co. Ltd.	2,425,847	54,874
	LG Household & Health Care Ltd.	59,141	54,585
*	KT&G Corp.	754,423	50,122
*,1	KakaoBank Corp.	947,035	46,818
	LG Corp.	624,779	42,527
	Woori Financial Group Inc.	3,814,105	40,675
	Samsung Fire & Marine Insurance Co. Ltd.	218,643	37,142
*,1	Doosan Heavy Industries & Construction Co. Ltd.	2,077,074	35,563
*	HYBE Co. Ltd.	119,177	34,907
	Celltrion Healthcare Co. Ltd.	511,160	34,437
*,1	LG Display Co. Ltd.	1,547,426	31,904
	LG Innotek Co. Ltd.	98,201	30,022
*	Korea Electric Power Corp.	1,605,570	29,812
	Amorepacific Corp.	211,101	29,625
*	Korean Air Lines Co. Ltd.	1,202,768	29,619
	Korea Zinc Co. Ltd.	68,597	29,515
	Samsung SDS Co. Ltd.	220,678	28,988
*,1	L&F Co. Ltd.	149,421	27,804
*,1	SK Bioscience Co. Ltd.	137,865	26,087
[1]	Ecopro BM Co. Ltd.	60,956	25,610
*,1,2	SK IE Technology Co. Ltd.	176,935	24,983
*,1	Pearl Abyss Corp.	214,312	24,906
	Coway Co. Ltd.	391,028	24,498
	Samsung Life Insurance Co. Ltd.	449,292	24,193
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	299,221	23,785
[1]	POSCO Chemical Co. Ltd.	188,303	22,754
	Hyundai Motor Co. Preference Shares (XKRS)	260,121	22,061
*	Samsung Engineering Co. Ltd.	1,085,300	20,867
*,1	Samsung Heavy Industries Co. Ltd.	4,277,989	20,395
	S-Oil Corp.	283,752	20,394
*	Hanwha Solutions Corp.	665,414	19,846
[1]	SKC Co. Ltd.	131,410	19,207
	Yuhan Corp.	357,472	18,675
	Hyundai Engineering & Construction Co. Ltd.	498,227	18,590
	Lotte Chemical Corp.	101,686	18,550
	Hyundai Glovis Co. Ltd.	128,396	18,106
	Hyundai Steel Co.	522,595	17,997
	Korea Investment Holdings Co. Ltd.	264,910	17,948
*	E-MART Inc.	141,237	17,905
		Shares	Market Value• ($000)
	SK Telecom Co. Ltd.	367,128	17,841
*,1	HLB Inc.	608,878	17,815
	CJ CheilJedang Corp.	54,528	17,764
*,1	F&F Co. Ltd.	21,936	17,416
*,1	Wemade Co. Ltd.	114,790	17,130
	Hankook Tire & Technology Co. Ltd.	510,687	17,061
	LG Uplus Corp.	1,481,142	16,900
[1]	Kumho Petrochemical Co. Ltd.	121,090	16,880
	Mirae Asset Securities Co. Ltd.	2,309,451	16,778
*	SK Square Co. Ltd.	298,409	16,668
	Samsung Securities Co. Ltd.	440,432	16,606
	Hyundai Heavy Industries Holdings Co. Ltd.	351,104	15,845
*	Industrial Bank of Korea	1,800,066	15,572
*	Kangwon Land Inc.	749,357	15,137
	DB HiTek Co. Ltd.	242,729	14,795
	Hansol Chemical Co. Ltd.	57,359	14,735
	BNK Financial Group Inc.	2,045,698	14,433
	GS Engineering & Construction Corp.	433,605	14,419
*,1	Kakao Games Corp.	187,965	14,364
	DB Insurance Co. Ltd.	311,541	14,145
[1]	Hotel Shilla Co. Ltd.	214,598	14,065
*,1	Celltrion Pharm Inc.	133,956	14,002
*,1	SK Biopharmaceuticals Co. Ltd.	171,018	13,970
[1]	Iljin Materials Co. Ltd.	118,058	13,367
	Orion Corp.Republic of Korea	152,115	13,242
	LG Chem Ltd. Preference Shares	52,937	12,773
	Hanon Systems	1,119,013	12,654
	Korea Aerospace Industries Ltd.	453,338	12,352
[2]	Netmarble Corp.	117,253	12,315
	Hyundai Motor Co. Preference Shares	148,092	12,252
*,1	Alteogen Inc.	191,961	12,207
*	Mando Corp.	228,807	12,175
[1]	Ecopro Co. Ltd.	123,025	12,124
	Hanmi Pharm Co. Ltd.	52,212	12,112
	GS Holdings Corp.	358,638	11,780
	SK Chemicals Co. Ltd.	92,586	11,591
	Meritz Fire & Marine Insurance Co. Ltd.	406,105	11,435
*,1	Hyosung Advanced Materials Corp.	21,653	10,841
*,1	OCI Co. Ltd.	123,858	10,819
*	DL E&C Co. Ltd.	107,896	10,784
	Fila Holdings Corp.	353,528	10,654
	LEENO Industrial Inc.	63,674	10,604
[1]	Seegene Inc.	199,679	10,215

41

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Shinsegae Inc.	47,565	10,150
	NH Investment & Securities Co. Ltd.	946,941	9,946
	Hanwha Aerospace Co. Ltd.	238,208	9,602
	Cheil Worldwide Inc.	497,049	9,538
[1]	Hyosung TNC Corp.	20,819	9,109
	LG Household & Health Care Ltd. Preference Shares	17,587	9,107
*	LG Electronics Inc. Preference Shares	163,884	9,006
*,1	Dongjin Semichem Co. Ltd.	203,450	8,719
*,1	Com2uSCorp	65,353	8,684
	Meritz Securities Co. Ltd.	1,996,691	8,645
[1]	WONIK IPS Co. Ltd.	243,219	8,634
	DGB Financial Group Inc.	1,092,242	8,607
*,1	Hyundai Rotem Co. Ltd.	493,051	8,594
[1]	LX Semicon Co. Ltd.	59,566	8,364
[1]	Chunbo Co. Ltd.	28,474	8,331
	S-1 Corp.	133,849	8,329
[1]	Koh Young Technology Inc.	417,712	8,320
*,1	Doosan Fuel Cell Co. Ltd.	206,030	8,303
	CJ ENM Co. Ltd.	70,461	8,214
[1]	AfreecaTV Co. Ltd.	48,291	8,205
	KIWOOM Securities Co. Ltd.	91,092	8,180
*,1	Hyundai Mipo Dockyard Co. Ltd.	138,905	8,166
	Hyundai Marine & Fire Insurance Co. Ltd.	422,934	8,153
[1]	Osstem Implant Co. Ltd.	66,934	8,015
	JYP Entertainment Corp.	188,200	8,008
	Douzone Bizon Co. Ltd.	129,072	7,916
[1]	KCC Corp.	29,706	7,863
[1]	KB Financial Group Inc. ADR	167,185	7,717
	LOTTE Fine Chemical Co. Ltd.	122,306	7,703
[1]	CS Wind Corp.	139,185	7,678
*	Youngone Corp.	208,504	7,650
*,1	Hanjin Kal Corp.	147,021	7,584
*	Kolon Industries Inc.	125,160	7,455
	Hanwha Corp.	281,568	7,425
	Hyundai Wia Corp.	110,458	7,410
	AMOREPACIFIC Group	196,717	7,330
	Meritz Financial Group Inc.	194,740	7,213
*,1	SM Entertainment Co. Ltd.	115,035	7,173
	JB Financial Group Co. Ltd.	1,013,038	7,104
*	ST Pharm Co. Ltd.	60,697	7,098
	GS Retail Co. Ltd.	277,463	7,083
*,1	KMW Co. Ltd.	201,946	6,977
	Soulbrain Co. Ltd.	29,267	6,846
	Green Cross Corp.	37,086	6,787
		Shares	Market Value• ($000)
*,1	Foosung Co. Ltd.	345,512	6,697
*	Com2uS Holdings Corp.	32,783	6,543
	Hyundai Department Store Co. Ltd.	103,175	6,510
[1]	Posco International Corp.	343,633	6,477
*	GeneOne Life Science Inc.	474,873	6,473
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	333,646	6,451
*	CJ Logistics Corp.	59,215	6,271
*,1	Mezzion Pharma Co. Ltd.	34,293	6,259
*	Genexine Inc.	126,884	6,204
	HDC Hyundai Development Co-Engineering & Construction Class E	322,557	6,203
*,1	Eubiologics Co. Ltd.	210,293	6,197
	CJ Corp.	87,226	6,112
	NongShim Co. Ltd.	22,781	6,109
*,1	Hyundai Doosan Infracore Co. Ltd.	1,023,620	6,094
[1]	KEPCO Engineering & Construction Co. Inc.	85,287	6,091
[1]	Shin Poong Pharmaceutical Co. Ltd.	225,434	6,040
	Solus Advanced Materials Co. Ltd.	80,179	6,009
*	Daewoo Engineering & Construction Co. Ltd.	1,231,711	5,972
[1]	Daejoo Electronic Materials Co. Ltd.	66,530	5,949
*	Korea Gas Corp.	180,271	5,928
[1]	Pan Ocean Co. Ltd.	1,301,606	5,920
[1]	Hyundai Elevator Co. Ltd.	170,441	5,893
	Lotte Shopping Co. Ltd.	79,311	5,811
*,1	HLB Life Science Co. Ltd.	546,137	5,713
	Samsung Card Co. Ltd.	214,220	5,677
[1]	Eo Technics Co. Ltd.	56,547	5,673
*	Doosan Bobcat Inc.	163,037	5,580
	Dongsuh Cos. Inc.	212,625	5,546
	Amorepacific Corp. Preference Shares	89,561	5,512
	Hanwha Systems Co. Ltd.	406,157	5,454
*	CosmoAM&T Co. Ltd.	139,663	5,411
	BGF retail Co. Ltd.	44,116	5,391
[1]	LS Corp.	118,037	5,367
*	Hugel Inc.	41,203	5,316
[1]	Hite Jinro Co. Ltd.	208,250	5,273
*,1	LegoChem Biosciences Inc.	111,474	5,218
	Dongkuk Steel Mill Co. Ltd.	387,042	5,169
	Hanssem Co. Ltd.	65,918	5,129
*,1	SIMMTECH Co. Ltd.	133,042	5,093

42

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Oscotec Inc.	165,195	5,078
[1]	Chong Kun Dang Pharmaceutical Corp.	53,617	4,999
*,1	Vidente Co. Ltd.	245,660	4,985
	GC Cell Corp.	58,130	4,965
*	NHN Corp.	130,236	4,927
	Hanwha Life Insurance Co. Ltd.	1,979,146	4,878
	LS Electric Co. Ltd.	103,918	4,866
	Ecopro HN Co. Ltd.	74,866	4,857
*,1	Hyundai Bioscience Co. Ltd.	226,716	4,813
	Lotte Corp.	190,906	4,798
	KEPCO Plant Service & Engineering Co. Ltd.	145,708	4,717
	Hanmi Semiconductor Co. Ltd.	148,503	4,714
*,1	Chabiotech Co. Ltd.	281,043	4,709
*	SOLUM Co. Ltd.	249,299	4,699
*	Next Science Co. Ltd.	256,568	4,686
	Hyosung Corp.	58,805	4,676
	Korean Reinsurance Co.	601,788	4,676
*	Naturecell Co. Ltd.	311,884	4,660
	Sk Telecom Co. Ltd. ADR	173,988	4,640
	Daeduck Electronics Co. Ltd.	221,373	4,626
	SSANGYONG C&E Co. Ltd.	713,166	4,622
	Mirae Asset Securities Co. Ltd. Preference Shares	1,183,736	4,612
[1]	Green Cross Holdings Corp.	202,011	4,600
*,1	Hanall Biopharma Co. Ltd.	256,923	4,542
	Hanmi Science Co. Ltd.	97,240	4,425
[1]	Dawonsys Co. Ltd.	172,642	4,261
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	31,751	4,245
*,1	MedPacto Inc.	86,227	4,240
*,1	Paradise Co. Ltd.	337,926	4,239
*,1	Helixmith Co. Ltd.	221,875	4,233
	Daewoong Pharmaceutical Co. Ltd.	33,747	4,192
	LIG Nex1 Co. Ltd.	72,506	4,177
*	PI Advanced Materials Co. Ltd.	89,816	4,156
	Samsung SDI Co. Ltd. Preference Shares	14,262	4,145
[1]	DL Holdings Co. Ltd.	80,668	4,125
	Mcnex Co. Ltd.	84,843	4,097
*	Jusung Engineering Co. Ltd.	229,041	4,033
*	Pharmicell Co. Ltd.	367,318	4,026
*	Hanwha Investment & Securities Co. Ltd.	749,564	4,015
		Shares	Market Value• ($000)
	SK Networks Co. Ltd.	948,554	4,002
	LOTTE REIT Co. Ltd.	856,378	3,998
*	Hana Tour Service Inc.	63,518	3,979
[1]	Eugene Technology Co. Ltd.	91,190	3,959
	Daewoong Co. Ltd.	150,039	3,914
*,1	Medytox Inc.	32,316	3,904
*,1	Cosmax Inc.	52,713	3,866
	ESR Kendall Square REIT Co. Ltd.	724,560	3,855
	SFA Engineering Corp.	127,109	3,845
[1]	Zinus Inc.	59,233	3,838
*	Asiana Airlines Inc.	228,140	3,826
[1]	Doosan Co. Ltd.	38,596	3,823
*	NHN KCP Corp.	149,360	3,808
*	NEPES Corp.	118,498	3,807
*	Hyosung Chemical Corp.	14,806	3,769
*,1	Duk San Neolux Co. Ltd.	79,725	3,766
	Park Systems Corp.	29,248	3,759
*,1	Tokai Carbon Korea Co. Ltd.	29,845	3,723
*,1	Creative & Innovative System	306,434	3,702
*,1	Kumho Tire Co. Inc.	943,548	3,661
[1]	Kolmar Korea Co. Ltd.	108,182	3,657
*,1	GemVax & Kael Co. Ltd.	248,348	3,649
	Poongsan Corp.	138,531	3,626
*,1	SFA Semicon Co. Ltd.	562,055	3,622
	Innocean Worldwide Inc.	76,890	3,579
[1]	NICE Information Service Co. Ltd.	235,614	3,563
	LX International Corp.	159,659	3,544
*,1	MegaStudyEdu Co. Ltd.	51,088	3,539
*,1	NKMax Co. Ltd.	185,988	3,502
	Innox Advanced Materials Co. Ltd.	90,171	3,494
*,1	YG Entertainment Inc.	74,198	3,466
[1]	Sebang Global Battery Co. Ltd.	53,390	3,403
	Hyundai Autoever Corp.	29,287	3,389
[1]	IS Dongseo Co. Ltd.	90,725	3,375
	Daou Technology Inc.	175,818	3,362
*,1	S&S Tech Corp.	108,138	3,339
[1]	Ottogi Corp.	8,655	3,319
*,1	BH Co. Ltd.	170,220	3,316
*,1	iNtRON Biotechnology Inc.	187,100	3,308
[1]	RFHIC Corp.	109,808	3,286
[1]	Seoul Semiconductor Co. Ltd.	254,206	3,283
*,1	Sam Chun Dang Pharm Co. Ltd.	89,985	3,272
	Samyang Holdings Corp.	39,444	3,255

43

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Taekwang Industrial Co. Ltd.	3,710	3,253
*,1	Studio Dragon Corp.	42,285	3,232
	Korea Electric Terminal Co. Ltd.	50,134	3,210
	Ahnlab Inc.	38,175	3,173
*	Hanjin Heavy Industries & Construction Co. Ltd.	468,277	3,164
	DongKook Pharmaceutical Co. Ltd.	172,328	3,154
[1]	Tesna Inc.	74,961	3,144
*,1	Lotte Tour Development Co. Ltd.	213,145	3,137
*,1	Korea Electric Power Corp. ADR	341,134	3,118
	Daishin Securities Co. Ltd.	198,753	3,114
[1]	SK Discovery Co. Ltd.	79,768	3,112
	DoubleUGames Co. Ltd.	63,900	3,109
[1]	Korea Petrochemical Ind Co. Ltd.	19,915	3,061
*	HK inno N Corp.	69,279	3,061
*,1	Amicogen Inc.	113,905	3,036
	KCC Glass Corp.	60,126	3,025
*	TY Holdings Co. Ltd.	127,722	3,024
*,1	ABLBio Inc.	161,681	3,001
	JR Global REIT	660,149	2,959
*,1	Cellivery Therapeutics Inc.	80,544	2,957
*	Hyundai Construction Equipment Co. Ltd.	86,463	2,942
*	Humasis Co. Ltd.	210,173	2,933
*	CJ CGV Co. Ltd.	138,825	2,918
	Handsome Co. Ltd.	94,565	2,828
	GOLFZON Co. Ltd.	19,231	2,823
*,1	Ace Technologies Corp.	221,404	2,803
[1]	Huchems Fine Chemical Corp.	144,088	2,798
*,1	Yungjin Pharmaceutical Co. Ltd.	628,483	2,792
	Partron Co. Ltd.	248,827	2,776
*	UniTest Inc.	110,240	2,744
	SL Corp.	104,542	2,738
*,1	Bukwang Pharmaceutical Co. Ltd.	252,639	2,737
	Daesang Corp.	139,677	2,734
*	PharmaResearch Co. Ltd.	39,649	2,731
	Hyundai Greenfood Co. Ltd.	377,538	2,718
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	74,429	2,715
	Daishin Securities Co. Ltd. Preference Shares	201,043	2,680
*,1	Webzen Inc.	109,772	2,665
		Shares	Market Value• ($000)
	Hanjin Transportation Co. Ltd.	105,405	2,664
	Dentium Co. Ltd.	44,542	2,612
*,1	Taihan Electric Wire Co. Ltd.	1,724,913	2,579
[1]	L&C Bio Co. Ltd.	83,408	2,563
*,1	Ananti Inc.	287,055	2,542
	Hankook & Co. Co. Ltd.	191,909	2,533
	Lotte Chilsung Beverage Co. Ltd.	22,556	2,533
*,1	CrystalGenomics Inc.	453,286	2,522
*	Hyundai Electric & Energy System Co. Ltd.	150,128	2,507
*	Eoflow Co. Ltd.	60,590	2,493
	Korea United Pharm Inc.	62,526	2,484
	Hanwha Corp. Preference Shares	184,189	2,478
	Samwha Capacitor Co. Ltd.	48,418	2,447
*,1	KH Vatec Co. Ltd.	108,001	2,420
*,1	Seojin System Co. Ltd.	66,196	2,400
	HDC Holdings Co. Ltd.	271,867	2,385
*	Hancom Inc.	106,819	2,382
[1]	TES Co. Ltd.	94,344	2,353
*,1	Neowiz	77,606	2,351
*	DIO Corp.	73,579	2,306
*,1	Enzychem Lifesciences Corp.	48,521	2,242
*	Korea Line Corp.	1,009,741	2,238
	Boryung Pharmaceutical Co. Ltd.	181,920	2,230
	Dong-A Socio Holdings Co. Ltd.	23,035	2,224
*	CMG Pharmaceutical Co. Ltd.	686,660	2,211
*	OliX Pharmaceuticals Inc.	64,145	2,206
*	LX Holdings Corp.	259,133	2,177
*	Lutronic Corp.	131,002	2,129
	INTOPS Co. Ltd.	78,336	2,121
	Korea Real Estate Investment & Trust Co. Ltd.	967,935	2,120
	LX Hausys Ltd.	40,913	2,113
*	Hyosung Heavy Industries Corp.	42,432	2,077
[1]	Hansae Co. Ltd.	110,437	2,035
	LF Corp.	139,267	2,019
[1]	Posco ICT Co. Ltd.	365,039	2,011
	Hanil Cement Co. Ltd.	113,880	2,009
*,1	Modetour Network Inc.	109,425	2,005
	Orion Holdings Corp.	149,295	2,001
	Hyundai Home Shopping Network Corp.	37,389	1,994
	Yuanta Securities Korea Co. Ltd.	588,778	1,987
[1]	Ilyang Pharmaceutical Co. Ltd.	83,899	1,976

44

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Anterogen Co. Ltd.	36,241	1,954
[1]	SNT Motiv Co. Ltd.	49,370	1,951
	SK Securities Co. Ltd.	2,302,372	1,933
[1]	ENF Technology Co. Ltd.	67,173	1,930
*	Eyegene Inc.	119,508	1,925
[1]	Daea TI Co. Ltd.	402,644	1,918
*,1	Binex Co. Ltd.	150,238	1,917
*	Inscobee Inc.	701,054	1,860
	Dong-A ST Co. Ltd.	30,834	1,854
[1]	Songwon Industrial Co. Ltd.	102,905	1,853
	Youlchon Chemical Co. Ltd.	80,884	1,852
[1]	Young Poong Corp.	3,357	1,849
*	Hanwha General Insurance Co. Ltd.	588,946	1,836
*,1	Shinsegae International Inc.	15,018	1,834
	Halla Holdings Corp.	47,103	1,816
[1]	Sangsangin Co. Ltd.	260,466	1,815
*,1	HLB Therapeutics Co. Ltd.	152,522	1,809
*,1	Shinsung E&G Co. Ltd.	1,004,976	1,808
*	Cellid Co. Ltd.	43,704	1,803
	Dongwon Industries Co. Ltd.	9,406	1,794
	Mirae Asset Life Insurance Co. Ltd.	531,556	1,789
*,1	Cafe24 Corp.	77,783	1,788
	SK Gas Ltd.	16,672	1,786
*,1	Kuk-il Paper Manufacturing Co. Ltd.	522,297	1,783
*	Komipharm International Co. Ltd.	246,758	1,780
	KUMHOE&C Co. Ltd.	180,282	1,758
[1]	ITM Semiconductor Co. Ltd.	48,634	1,740
	JW Pharmaceutical Corp.	90,246	1,728
[1]	Interpark Corp.	378,976	1,725
[1]	Advanced Process Systems Corp.	81,510	1,723
[1]	Huons Co. Ltd.	42,644	1,708
	NICE Holdings Co. Ltd.	126,017	1,695
	HS Industries Co. Ltd.	329,094	1,686
	Vieworks Co. Ltd.	47,415	1,669
	LOTTE Himart Co. Ltd.	78,952	1,667
*,1	Medipost Co. Ltd.	92,035	1,654
*	Samsung Pharmaceutical Co. Ltd.	393,124	1,626
*	KH Feelux Co. Ltd.	739,734	1,624
*	Solid Inc.	294,189	1,621
*,1	Insun ENT Co. Ltd.	172,967	1,611
*	S-MAC Co. Ltd.	1,914,964	1,589
	Tongyang Inc.	1,290,994	1,586
	Youngone Holdings Co. Ltd.	40,151	1,578
	Harim Holdings Co. Ltd.	194,273	1,541
		Shares	Market Value• ($000)
	Binggrae Co. Ltd.	34,438	1,540
	Nexen Tire Corp.	264,890	1,519
	CJ CheilJedang Corp. Preference Shares	10,150	1,515
	i-SENS Inc.	58,464	1,486
	Nature Holdings Co. Ltd.	59,367	1,476
[1]	Kwang Dong Pharmaceutical Co. Ltd.	223,934	1,398
	KTB Investment & Securities Co. Ltd.	320,266	1,395
[1]	OptoElectronics Solutions Co. Ltd.	47,505	1,395
	Hansol Paper Co. Ltd.	122,002	1,384
[1]	Sungwoo Hitech Co. Ltd.	288,586	1,383
	InBody Co. Ltd.	70,251	1,365
*,1	Grand Korea Leisure Co. Ltd.	123,613	1,365
	Korea Asset In Trust Co. Ltd.	395,904	1,359
	Jeil Pharmaceutical Co. Ltd.	47,828	1,358
	Taeyoung Engineering & Construction Co. Ltd.	147,754	1,305
*	Sambu Engineering & Construction Co. Ltd.	661,441	1,294
	Tongyang Life Insurance Co. Ltd.	231,140	1,282
	iMarketKorea Inc.	141,650	1,273
	Seah Besteel Corp.	75,904	1,269
	Huons Global Co. Ltd.	39,208	1,266
[1]	Seobu T&D	166,688	1,251
*	AbClon Inc.	84,140	1,251
	KC Tech Co. Ltd.	61,863	1,248
*	STCUBE	177,642	1,244
	Chongkundang Holdings Corp.	19,268	1,238
*	Aprogen pharmaceuticals Inc.	1,590,421	1,209
	Kolon Corp.	43,555	1,208
	KISWIRE Ltd.	73,437	1,199
[1]	Cuckoo Homesys Co. Ltd.	36,290	1,195
[1]	Dongwon F&B Co. Ltd.	7,298	1,193
	Samyang Corp.	22,351	1,178
	Namhae Chemical Corp.	131,949	1,163
*	Eutilex Co. Ltd.	61,839	1,160
	DB Financial Investment Co. Ltd.	209,111	1,155
	Hankook Shell Oil Co. Ltd.	5,336	1,155
	Eugene Investment & Securities Co. Ltd.	378,917	1,144
*,1	Maeil Dairies Co. Ltd.	19,365	1,119

45

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Telcon RF Pharmaceutical Inc.	451,534	1,109
*,1	Peptron Inc.	118,883	1,106
	Samchully Co. Ltd.	14,297	1,092
*	Hansol Technics Co. Ltd.	165,694	1,086
*,1	Soulbrain Holdings Co. Ltd.	37,247	1,082
*	Interflex Co. Ltd.	72,569	1,038
	NS Shopping Co. Ltd.	96,782	1,033
*	Lock&Lock Co. Ltd.	105,522	1,029
	Namyang Dairy Products Co. Ltd.	3,000	1,026
	BGF Co. Ltd.	229,646	1,020
	Hyundai Bioland Co. Ltd.	69,139	998
*	Doosan Heavy Industries & Co. Rights Exp. 2/11/22	264,237	978
	E1 Corp.	23,997	973
*	SCM Lifescience Co. Ltd.	58,969	965
	Cell Biotech Co. Ltd.	60,654	960
	Lotte Confectionery Co. Ltd.	9,324	945
	KT Skylife Co. Ltd.	121,208	931
*,1,3	SillaJen Inc.	340,708	917
	LG HelloVision Co. Ltd.	193,176	901
[1]	Toptec Co. Ltd.	115,719	900
*	TK Corp.	97,952	892
*	KISCO Corp.	136,006	884
	Kolmar Korea Holdings Co. Ltd.	52,623	868
	Byucksan Corp.	262,104	862
	Kyobo Securities Co. Ltd.	122,035	859
	KC Co. Ltd.	44,587	855
	ICD Co. Ltd.	78,844	851
	Hanil Holdings Co. Ltd.	74,880	849
*,1	Wonik Holdings Co. Ltd.	201,791	844
	SPC Samlip Co. Ltd.	13,885	827
	Daeduck Co. Ltd.	121,879	825
*,1	Namsun Aluminum Co. Ltd.	394,210	824
*	CJ Freshway Corp.	33,406	807
	Dae Han Flour Mills Co. Ltd.	6,199	805
*	Coreana Cosmetics Co. Ltd.	244,006	804
	Eusu Holdings Co. Ltd.	150,259	796
	Humedix Co. Ltd.	39,149	786
	Hyundai Livart Furniture Co. Ltd.	61,583	783
*	Dongsung Pharmaceutical Co. Ltd.	109,753	773
	Hansol Holdings Co. Ltd.	256,397	765
*	Sindoh Co. Ltd.	27,107	753
	Lotte Food Co. Ltd.	2,583	748
*,1	Woongjin Thinkbig Co. Ltd.	279,063	745
		Shares	Market Value• ($000)
*	Homecast Co. Ltd.	188,125	739
	Sung Kwang Bend Co. Ltd.	107,458	720
	Hyundai Corp.	50,959	718
	Cuckoo Holdings Co. Ltd.	44,020	709
	Aekyung Industrial Co. Ltd.	43,196	689
*	Able C&C Co. Ltd.	119,700	656
	AK Holdings Inc.	40,349	654
	Sam Young Electronics Co. Ltd.	66,280	634
	Muhak Co. Ltd.	87,125	612
[1]	F&F Holdings Co. Ltd.	20,738	579
	SNT Dynamics Co. Ltd.	76,356	575
	Daekyo Co. Ltd.	174,161	570
*	CUROCOM Co. Ltd.	587,140	557
*,3	SBS Media Holdings Co. Ltd.	283,200	521
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	8,336	516
	Dae Hwa Pharmaceutical Co. Ltd.	65,575	513
	Shinhan Financial Group Co. Ltd. ADR	16,517	511
*,3	Y2 Solution Co. Ltd.	336,958	346
*	Eoflow Co. Ltd. Rights Exp. 1/7/22	15,836	149
*	Enzychem Lifesciences Rights	25,705	—
			8,199,948
Spain (1.9%)
	Iberdrola SA (XMAD)	41,159,062	487,323
	Banco Santander SA	119,257,090	396,062
	Banco Bilbao Vizcaya Argentaria SA	46,417,457	275,301
[2]	Cellnex Telecom SA	4,243,650	245,824
	Industria de Diseno Textil SA	7,322,746	236,159
*	Amadeus IT Group SA	2,968,674	200,873
	Telefonica SA	35,982,373	156,027
	Repsol SA	9,062,731	107,331
	Ferrovial SA	3,356,079	104,957
	CaixaBank SA	30,749,086	83,996
*,2	Aena SME SA	490,154	77,191
[1]	Naturgy Energy Group SA	2,070,038	67,328
	Red Electrica Corp. SA	3,022,667	65,363
	Endesa SA	2,211,168	50,904
	Grifols SA	2,321,874	44,679
	ACS Actividades de Construccion y Servicios SA	1,544,137	41,168
	Enagas SA	1,739,270	40,406
*	Siemens Gamesa Renewable Energy SA	1,568,093	37,239
	Fluidra SA	785,667	31,334

46

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Acciona SA	160,737	30,594
*	Banco de Sabadell SA	39,504,340	26,328
	Merlin Properties Socimi SA	2,367,466	25,650
	Bankinter SA	4,851,367	24,718
	Inmobiliaria Colonial Socimi SA	2,409,051	22,541
	Acerinox SA	1,489,070	19,162
	Viscofan SA	275,786	17,868
	Mapfre SA	7,001,101	14,314
	Laboratorios Farmaceuticos Rovi SA	153,352	12,799
	Grupo Catalana Occidente SA	367,481	12,558
*	Corp. ACCIONA Energias Renovables SA	315,161	11,621
	CIE Automotive SA	354,994	10,971
	Ebro Foods SA	528,088	10,149
	Zardoya Otis SA	1,216,020	9,788
	Applus Services SA	1,035,380	9,492
*	Indra Sistemas SA	845,880	9,137
	Faes Farma SA	2,223,014	8,818
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,754,987	8,642
[2]	Unicaja Banco SA	8,626,550	8,487
	Cia de Distribucion Integral Logista Holdings SA	417,792	8,337
*	Solaria Energia y Medio Ambiente SA	410,266	7,928
	Sacyr SA (XMAD)	2,544,098	6,602
	Pharma Mar SA	98,701	6,398
	Almirall SA	500,073	6,389
*,2	Gestamp Automocion SA	1,070,378	5,397
*	Construcciones y Auxiliar de Ferrocarriles SA	126,220	5,217
*	Mediaset Espana Comunicacion SA	1,044,455	4,904
*	Melia Hotels International SA	716,029	4,852
	Prosegur Cia de Seguridad SA	1,685,785	4,422
[2]	Global Dominion Access SA	740,984	3,910
[2]	Aedas Homes SA	132,999	3,626
	Fomento de Construcciones y Contratas SA	288,058	3,613
*,2	Neinor Homes SA	298,928	3,563
[2]	Metrovacesa SA	299,962	2,415
*	Lar Espana Real Estate Socimi SA	396,793	2,344
*	Ence Energia y Celulosa SA	887,993	2,281
	Atresmedia Corp. de Medios de Comunicacion SA	516,535	1,969
*,1	Distribuidora Internacional de Alimentacion SA	99,413,902	1,792
[2]	Prosegur Cash SA	2,455,783	1,730
		Shares	Market Value• ($000)
*,1	Tecnicas Reunidas SA	205,337	1,619
*,1	NH Hotel Group SA (XMAD)	174,753	609
*	Faes Farma SA Rights Exp. 1/4/22	2,175,386	451
			3,133,470
Sweden (3.5%)
	Atlas Copco AB Class A	4,466,096	308,611
	Investor AB Class B	12,248,955	307,367
	Volvo AB Class B	10,397,773	240,464
	Telefonaktiebolaget LM Ericsson Class B	20,996,822	231,029
	Sandvik AB	7,505,115	209,194
	Hexagon AB Class B	12,943,766	205,036
	Assa Abloy AB Class B	6,388,974	194,742
[2]	Evolution AB	1,126,089	159,163
	Atlas Copco AB Class B	2,552,951	149,961
	Swedbank AB Class A	7,006,030	140,792
	Skandinaviska Enskilda Banken AB Class A	10,064,760	139,735
	Essity AB Class B	4,257,572	138,902
	Nibe Industrier AB Class B	8,361,888	126,348
	H & M Hennes & Mauritz AB Class B	6,117,397	120,036
	Epiroc AB Class A	4,460,289	112,782
	Svenska Handelsbanken AB Class A	10,388,563	112,279
	Investor AB Class A	4,097,366	107,792
	EQT AB	1,971,050	106,851
	Alfa Laval AB	2,187,244	87,861
	Swedish Match AB	10,819,225	85,890
	Svenska Cellulosa AB SCA Class B	4,173,235	74,051
	Boliden AB	1,917,317	73,931
	Telia Co. AB	17,866,562	69,876
	Getinge AB Class B	1,565,273	68,218
	Skanska AB Class B	2,504,655	64,723
	SKF AB Class B	2,642,014	62,483
	Indutrade AB	1,964,897	59,990
*	Kinnevik AB Class B	1,671,758	59,437
	Samhallsbyggnadsbolaget i Norden AB	7,426,700	54,458
	Industrivarden AB Class A	1,681,898	53,441
	Epiroc AB Class B	2,490,919	52,676
[1]	Castellum AB	1,958,285	52,659
*	Fastighets AB Balder Class B	703,652	50,638
	Tele2 AB Class B	3,508,575	50,052
	Lifco AB Class B	1,591,484	47,536
	Lundin Energy AB	1,327,770	47,511
*,2	Sinch AB	3,712,080	46,840
	Husqvarna AB Class B	2,849,284	45,557
	Trelleborg AB Class B	1,699,441	44,589
[2]	Thule Group AB	735,190	44,400
	Sagax AB Class B	1,230,917	41,405

47

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Investment AB Latour Class B	1,004,192	40,799
	Electrolux AB Class B	1,610,931	39,016
	Beijer Ref AB Class B	1,722,261	37,551
	Volvo AB Class A	1,535,608	36,022
	Industrivarden AB Class C	1,093,621	34,264
	Holmen AB Class B	674,238	32,290
	Avanza Bank Holding AB	872,104	31,945
	Elekta AB Class B	2,519,414	31,854
	AddLife AB Class B	756,796	31,811
	AddTech AB Class B	1,325,488	31,527
	Fabege AB	1,805,841	30,224
	Vitrolife AB	487,444	30,074
	Securitas AB Class B	2,160,956	29,727
[2]	Dometic Group AB	2,246,614	29,492
	L E Lundbergforetagen AB Class B	517,881	29,015
*	Nordic Entertainment Group AB Class B	531,486	27,538
	Sweco AB Class B	1,403,450	26,409
	AAK AB	1,211,852	26,128
*	Swedish Orphan Biovitrum AB	1,231,781	25,189
*	SSAB AB Class B	4,801,676	24,126
	Hexpol AB	1,763,401	23,582
	BillerudKorsnas AB	1,235,348	23,249
	Nordnet AB publ	1,208,733	23,189
	JM AB	496,284	22,391
	Nyfosa AB	1,288,657	22,180
	Wallenstam AB Class B	1,172,926	21,778
	Axfood AB	744,350	21,429
	Wihlborgs Fastigheter AB	938,766	21,275
	Mips AB	155,279	20,318
	Sectra AB Class B	913,850	20,220
[2]	Bravida Holding AB	1,426,328	20,034
	AFRY AB	690,338	19,431
	Arjo AB Class B	1,573,774	19,257
	Bure Equity AB	387,198	18,719
	Peab AB Class B	1,393,141	17,557
	Lindab International AB	470,079	16,721
	Saab AB Class B	644,941	16,381
	Medicover AB Class B	399,286	16,303
	Instalco AB	336,590	16,139
	Corem Property Group AB Class B	4,202,979	15,168
	Nolato AB Class B	1,212,146	14,419
	Intrum AB	556,665	14,344
	Loomis AB Class B	537,213	14,300
	Biotage AB	454,352	13,148
	NCC AB Class B	691,459	12,818
*	Cint Group AB	788,067	12,502
	Troax Group AB	236,261	12,101
	HMS Networks AB	193,958	11,970
	Catena AB	188,045	11,714
	Hufvudstaden AB Class A	767,925	11,473
	Mycronic AB	488,378	11,389
		Shares	Market Value• ($000)
*	Electrolux Professional AB Class B	1,543,040	10,683
	Vitec Software Group AB Class B	158,529	9,770
*	Pandox AB Class B	603,861	9,729
	Bilia AB Class A	524,257	9,264
*	SSAB AB Class A	1,542,346	8,915
	Ratos AB Class B	1,359,992	8,692
	Granges AB	739,986	8,651
*,1,2	Boozt AB	425,061	8,631
	Concentric AB	260,642	8,088
	Dios Fastigheter AB	608,535	7,990
*	Modern Times Group MTG AB Class B	748,160	7,620
*	VNV Global AB	583,446	6,751
	Atrium Ljungberg AB Class B	302,617	6,680
*	BHG Group AB	555,256	5,836
	Systemair AB	511,568	5,738
[2]	Munters Group AB	723,042	5,576
	Platzer Fastigheter Holding AB Class B	369,968	5,541
*	BICO Group AB Class B	180,633	5,521
	SkiStar AB	280,443	5,270
*	Mekonomen AB	286,268	4,965
	Bonava AB Class B	569,363	4,928
	Betsson AB Class B	807,550	4,864
	Nobia AB	793,253	4,777
	Corem Property Group AB Preference Shares	129,192	4,630
	Cloetta AB Class B	1,442,139	4,175
	Clas Ohlson AB Class B	272,628	4,136
*	Kinnevik AB Class A	107,635	4,107
[2]	Resurs Holding AB	966,872	4,058
	INVISIO AB	223,443	4,041
*,1,2	Scandic Hotels Group AB	890,078	3,581
*,1	SAS AB	24,496,493	3,451
*	Karo Pharma AB	510,778	3,395
	Investment AB Oresund	197,762	3,187
*	Hemnet Group AB	171,586	3,170
	Fagerhult AB	461,252	3,109
*,1	Hansa Biopharma AB	299,945	2,939
*,2	Attendo AB	688,623	2,930
	Husqvarna AB Class A	174,145	2,770
[1]	Svenska Handelsbanken AB Class B	220,590	2,628
	Telefonaktiebolaget LM Ericsson Class A	233,696	2,587
	Svenska Cellulosa AB SCA Class A	133,362	2,376
*	Camurus AB	136,033	2,267
*,1	Collector AB	533,411	2,238
	Sagax AB Class D	513,286	1,897
	Skandinaviska Enskilda Banken AB Class C	90,603	1,313

48

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Samhallsbyggnadsbolaget i Norden AB Class D	282,492	1,004
	SKF AB Class A	37,666	914
*	Solid Forsakring AB	96,686	629
	NCC AB Class A	21,707	400
*,1,2	Oncopeptides AB	327,220	303
	ICA Gruppen AB	2,300	136
			5,846,657
Switzerland (8.0%)
	Nestle SA (Registered)	19,181,401	2,678,056
	Roche Holding AG	4,739,163	1,966,095
	Novartis AG (Registered)	14,421,248	1,267,224
	Cie Financiere Richemont SA Class A (Registered)	3,559,090	531,852
	Zurich Insurance Group AG	1,034,438	453,166
	ABB Ltd. (Registered)	11,635,850	443,475
	Lonza Group AG (Registered)	517,204	430,618
	Sika AG (Registered)	987,858	410,571
	UBS Group AG (Registered)	22,672,368	406,953
	Givaudan SA (Registered)	64,349	337,614
	Alcon Inc.	3,204,006	282,611
	Partners Group Holding AG	156,383	258,159
	Swiss Re AG	2,012,686	198,679
	Geberit AG (Registered)	240,624	196,141
	Holcim Ltd.	3,187,953	162,136
	Credit Suisse Group AG (Registered)	16,686,086	161,782
	Straumann Holding AG (Registered)	70,384	148,833
	Sonova Holding AG (Registered)	370,696	144,867
	SGS SA (Registered)	40,943	136,492
	Swiss Life Holding AG (Registered)	217,721	133,023
	Roche Holding AG (Bearer)	274,221	122,736
	Kuehne + Nagel International AG (Registered)	349,090	112,427
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	7,573	104,874
	Swisscom AG (Registered)	177,340	100,042
	Julius Baer Group Ltd.	1,492,105	99,780
	Chocoladefabriken Lindt & Spruengli AG (Registered)	689	92,364
[2]	VAT Group AG	179,426	88,910
	Logitech International SA (Registered)	1,034,991	86,823
	Schindler Holding AG Ptg. Ctf.	286,396	76,877
*	SIG Combibloc Group AG	2,348,307	65,410
		Shares	Market Value• ($000)
	Vifor Pharma AG	361,033	64,137
	Swatch Group AG (Bearer)	206,000	62,734
	Barry Callebaut AG (Registered)	24,884	60,410
	Temenos AG (Registered)	422,069	58,179
	Adecco Group AG (Registered)	1,089,720	55,529
	EMS-Chemie Holding AG (Registered)	49,368	55,173
	Tecan Group AG (Registered)	88,256	53,604
	Swiss Prime Site AG (Registered)	526,163	51,652
	Baloise Holding AG (Registered)	316,042	51,582
	Georg Fischer AG (Registered)	28,851	43,652
	Belimo Holding AG (Registered)	65,031	41,294
	PSP Swiss Property AG (Registered)	302,981	37,756
	Schindler Holding AG (Registered)	128,820	34,426
	Bachem Holding AG (Registered) Class B	43,605	34,145
	Clariant AG (Registered)	1,587,587	32,979
	Holcim Ltd. (XSWX)	635,227	32,252
*	ams AG	1,724,348	31,203
	Helvetia Holding AG (Registered)	248,039	29,138
	Siegfried Holding AG (Registered)	28,793	28,009
[2]	Galenica AG	343,890	25,826
*	Flughafen Zurich AG (Registered)	132,863	23,860
	Daetwyler Holding AG (Bearer)	51,610	22,713
	Bucher Industries AG (Registered)	46,002	22,668
	Allreal Holding AG (Registered)	99,150	21,952
*	Dufry AG (Registered)	437,824	21,582
	DKSH Holding AG	251,082	20,695
	Inficon Holding AG (Registered)	13,920	20,350
	Comet Holding AG (Registered)	52,892	19,451
	Interroll Holding AG (Registered)	3,850	17,310
	Vontobel Holding AG (Registered)	195,313	17,079
	BKW AG	128,887	16,735
	Swatch Group AG (Registered)	283,189	16,557
*,1	Idorsia Ltd.	811,717	16,542
[1]	Stadler Rail AG	375,717	16,456
	SFS Group AG	118,906	16,415
	Emmi AG (Registered)	13,789	16,248
	Mobimo Holding AG (Registered)	46,608	15,611

49

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Banque Cantonale Vaudoise (Registered)	201,110	15,599
*	Softwareone Holding AG	717,549	15,498
	Cembra Money Bank AG	211,086	15,354
*,2	PolyPeptide Group AG	101,560	15,209
	Forbo Holding AG (Registered)	7,318	14,992
	dormakaba Holding AG	21,439	14,159
*	Zur Rose Group AG	53,383	13,759
	OC Oerlikon Corp. AG (Registered)	1,336,271	13,666
	Kardex Holding AG (Registered)	40,189	13,191
	Swissquote Group Holding SA (Registered)	60,023	13,143
	Bystronic AG	9,268	13,011
[1]	Sulzer AG (Registered)	124,589	12,239
*	Landis+Gyr Group AG	177,373	11,972
	Valiant Holding AG (Registered)	119,078	11,909
	Huber + Suhner AG (Registered)	123,843	11,804
*,2	Sensirion Holding AG	70,486	10,279
	Burckhardt Compression Holding AG	21,664	10,242
	Schweiter Technologies AG (Bearer)	6,678	9,894
	St. Galler Kantonalbank AG (Registered)	20,583	9,821
	VZ Holding AG	90,410	9,702
*	Dottikon Es Holding AG (Registered)	30,626	9,458
	LEM Holding SA (Registered)	3,197	8,910
*,1	Meyer Burger Technology AG	18,771,556	8,348
*	Aryzta AG	6,349,883	7,916
*,2	Medmix AG	152,469	7,534
	Zehnder Group AG	67,061	6,825
*,2	Medacta Group SA	43,007	6,695
	Arbonia AG	295,864	6,671
*	Komax Holding AG (Registered)	23,867	6,612
	Bossard Holding AG (Registered) Class A	17,641	6,344
	ALSO Holding AG (Registered)	18,329	6,011
	Vetropack Holding AG Class A (Registered)	86,235	5,445
	Leonteq AG	71,548	5,431
	Intershop Holding AG	7,799	5,236
*	Bobst Group SA (Registered)	53,737	4,876
		Shares	Market Value• ($000)
*,1	COSMO Pharmaceuticals NV	65,530	4,709
*	Valora Holding AG (Registered)	25,827	4,405
	Ypsomed Holding AG (Registered)	21,281	4,344
	Bell Food Group AG (Registered)	12,765	4,083
*,2	Montana Aerospace AG	108,647	4,031
*	Rieter Holding AG (Registered)	20,294	3,929
	EFG International AG	503,129	3,827
*,1	Basilea Pharmaceutica AG (Registered)	84,492	3,790
*	Autoneum Holding AG	18,519	3,442
*	u-blox Holding AG	44,293	3,414
*	Ascom Holding AG (Registered)	236,335	3,042
	VP Bank AG Class A	22,215	2,353
*	Implenia AG (Registered)	101,867	2,317
	Hiag Immobilien Holding AG	20,552	2,141
*	Swiss Steel Holding AG	5,215,279	1,964
*	APG SGA SA	6,760	1,475
			13,315,515
United Kingdom (13.0%)
	AstraZeneca plc	10,793,178	1,260,313
	Diageo plc	16,002,948	874,978
	HSBC Holdings plc	142,466,679	860,394
	GlaxoSmithKline plc	34,466,360	750,428
	Royal Dutch Shell plc Class A	27,930,182	612,073
	BP plc	135,702,020	608,030
	British American Tobacco plc	15,917,431	591,042
	Royal Dutch Shell plc Class B	25,944,173	569,645
	Unilever plc	9,376,176	502,622
	Rio Tinto plc	7,576,259	499,626
	Glencore plc	92,387,922	470,742
	Unilever plc (XLON)	8,427,123	452,085
	BHP Group plc	14,498,023	431,385
	RELX plc	12,960,696	423,127
	Reckitt Benckiser Group plc	4,419,332	380,432
	National Grid plc	25,043,293	361,107
	Anglo American plc	8,490,292	349,225
	Prudential plc (XLON)	19,145,089	331,073
	Lloyds Banking Group plc	493,933,360	320,757
	Experian plc	6,379,392	314,223
	Barclays plc	116,662,329	297,170
	Vodafone Group plc	191,268,693	288,096
*	Compass Group plc	12,431,715	279,884
	Ferguson plc	1,542,907	274,062
	Ashtead Group plc	3,117,930	251,351
	CRH plc (XDUB)	4,713,858	249,768
	London Stock Exchange Group plc	2,532,317	238,216
	Tesco plc	53,195,952	209,437

50

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Flutter Entertainment plc (XDUB)	1,156,563	185,026
	Legal & General Group plc	41,332,325	166,912
	BAE Systems plc	22,103,936	164,833
	SSE plc	7,358,512	164,501
	Segro plc	8,365,509	162,807
	Aviva plc	26,569,778	148,105
	Imperial Brands plc	6,603,647	144,718
	3i Group plc	6,647,436	130,311
	Croda International plc	939,603	128,699
	WPP plc	7,959,935	121,212
	BT Group plc	52,622,789	121,059
	Halma plc	2,647,249	114,782
	Spirax-Sarco Engineering plc	511,800	111,383
	Natwest Group plc	35,773,009	109,548
	Smith & Nephew plc	6,139,711	107,153
	Standard Chartered plc	17,597,421	107,006
	Rentokil Initial plc	13,001,364	102,916
	Smurfit Kappa Group plc	1,786,541	98,399
	Next plc	889,648	98,398
*	Rolls-Royce Holdings plc	58,424,168	97,518
*	Entain plc	4,062,232	92,849
	Bunzl plc	2,348,228	91,734
	Intertek Group plc	1,127,143	85,987
	Persimmon plc	2,217,919	85,964
	St. James's Place plc	3,719,744	85,004
	Mondi plc (XLON)	3,387,777	84,030
	Sage Group plc	7,192,283	83,222
*	InterContinental Hotels Group plc	1,279,803	82,738
*	Ocado Group plc	3,392,023	77,173
*	Informa plc	10,464,754	73,270
	Barratt Developments plc	7,077,609	71,869
	United Utilities Group plc	4,787,028	70,635
	Severn Trent plc	1,752,172	69,968
	Burberry Group plc	2,797,759	69,055
	Kingfisher plc	14,772,355	67,949
	Associated British Foods plc	2,431,036	66,547
	Admiral Group plc	1,552,566	66,457
	Melrose Industries plc	30,275,987	65,844
[2]	Auto Trader Group plc	6,518,649	65,283
	Rightmove plc	5,941,326	64,112
	Taylor Wimpey plc	25,334,311	60,400
	Smiths Group plc	2,777,286	59,449
	Intermediate Capital Group plc	1,943,868	57,890
*	Whitbread plc	1,411,645	57,422
	DCC plc	690,579	56,533
*	Meggitt plc	5,427,156	54,312
	B&M European Value Retail SA	6,232,388	53,683
	Electrocomponents plc	3,272,374	53,664
	Dechra Pharmaceuticals plc	733,969	53,047
		Shares	Market Value• ($000)
	Land Securities Group plc	4,987,646	52,639
	Jd Sports Fashion plc	17,225,937	50,791
	M&G plc	18,150,575	49,103
	Abrdn plc	15,002,151	48,877
	Howden Joinery Group plc	3,984,872	48,810
	Hargreaves Lansdown plc	2,640,232	48,517
	Berkeley Group Holdings plc	730,528	47,305
*	Coca-Cola HBC AG	1,366,092	47,301
	British Land Co. plc	6,473,495	46,747
	DS Smith plc	8,904,560	46,374
	J Sainsbury plc	11,948,394	44,663
	Polymetal International plc	2,490,474	44,349
	Antofagasta plc	2,421,295	44,037
	Tritax Big Box REIT plc	13,051,753	44,031
	Royal Mail plc	6,406,744	43,926
	Pearson plc	5,275,876	43,767
*	Marks & Spencer Group plc	13,699,213	43,095
	IMI plc	1,805,543	42,582
	Weir Group plc	1,812,813	42,067
	Future plc	792,399	41,023
*	Centrica plc	40,967,838	39,728
	Bellway plc	865,186	39,323
*	ITV plc	26,101,886	39,247
	Diploma plc	850,813	39,007
	Phoenix Group Holdings plc	4,394,754	38,902
	Spectris plc	780,070	38,828
	AVEVA Group plc	829,389	38,270
	Schroders plc	782,309	37,760
	Johnson Matthey plc	1,329,834	36,953
	CRH plc	677,299	35,856
	Direct Line Insurance Group plc	9,396,028	35,504
	Hikma Pharmaceuticals plc	1,180,732	35,459
	UNITE Group plc	2,230,440	33,546
	Travis Perkins plc	1,577,054	33,293
	Inchcape plc	2,671,635	32,998
	Evraz plc	4,026,095	32,917
	Derwent London plc	703,513	32,728
*	Wise plc Class A	3,116,126	32,044
[2]	Avast plc	3,859,508	31,812
	Greggs plc	695,336	31,475
*	S4 Capital plc	3,644,913	31,461
*,2	Watches of Switzerland Group plc	1,612,647	31,114
	Games Workshop Group plc	229,947	31,002
	Pennon Group plc	1,935,244	30,639
	Genus plc	455,474	30,547
	Man Group plc	9,622,007	29,646
	Tate & Lyle plc	3,279,623	29,506
[2]	ConvaTec Group plc	11,209,763	29,283
	Endeavour Mining plc	1,288,569	29,189
	Rotork plc	5,994,316	29,173
	IG Group Holdings plc	2,536,290	28,034

51

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Big Yellow Group plc	1,183,643	27,522
	Hiscox Ltd.	2,338,257	27,461
	Safestore Holdings plc	1,429,874	27,293
*	Beazley plc	4,190,077	26,496
	Grafton Group plc	1,524,892	25,603
	Investec plc	4,640,048	25,582
	Vistry Group plc	1,534,273	24,543
	LondonMetric Property plc	6,171,883	23,719
	Britvic plc	1,884,347	23,557
[2]	Quilter plc	11,552,817	23,345
	HomeServe plc	1,930,565	22,852
	Drax Group plc	2,775,591	22,827
*,2	Countryside Properties plc	3,597,346	22,055
	Grainger plc	5,070,275	21,805
	Hays plc	10,844,338	21,532
	Computacenter plc	536,121	21,296
	Softcat plc	867,025	21,233
*	Playtech plc	2,117,585	21,099
	Ultra Electronics Holdings plc	486,829	21,021
	Pets at Home Group plc	3,326,667	20,939
*,1	TUI AG	6,612,990	20,881
*	THG plc Class B	6,662,279	20,681
*	Carnival plc	1,088,066	20,365
*	Dr. Martens plc	3,488,558	20,290
	Close Brothers Group plc	1,062,876	20,272
	Domino's Pizza Group plc	3,225,132	20,087
	OSB Group plc	2,636,825	19,826
*	IWG plc	5,016,387	19,771
*	easyJet plc	2,587,767	19,657
	Victrex plc	574,337	19,138
	Primary Health Properties plc	9,149,666	18,791
	Pagegroup plc	2,172,308	18,671
	Cranswick plc	368,068	18,540
*	SSP Group plc	5,475,920	17,909
	Savills plc	925,865	17,636
	Great Portland Estates plc	1,781,269	17,632
*	WH Smith plc	871,398	17,515
	Assura plc	18,492,964	17,511
*	Ascential plc	3,017,076	16,592
	Shaftesbury plc	1,956,289	16,325
	Balfour Beatty plc	4,475,865	15,944
	Spirent Communications plc	4,222,672	15,932
	Fresnillo plc	1,294,425	15,739
	Renishaw plc	241,197	15,630
*	Harbour Energy plc	3,196,044	15,424
	Bodycote plc	1,305,417	15,300
	Serco Group plc	8,405,756	15,265
*,1	International Consolidated Airlines Group SA	7,831,829	15,243
*	Indivior plc	4,378,872	15,198
	Redrow plc	1,585,241	15,129
	Dunelm Group plc	795,015	14,815
	QinetiQ Group plc	3,946,780	14,206
*,2	Wizz Air Holdings plc	249,241	14,143
	IntegraFin Holdings plc	1,853,605	14,096
		Shares	Market Value• ($000)
	Hill & Smith Holdings plc	559,236	13,615
	Paragon Banking Group plc	1,758,843	13,511
*	Frasers Group plc	1,278,191	13,411
	Synthomer plc	2,469,928	13,336
	Oxford Instruments plc	370,092	13,290
*	National Express Group plc	3,754,272	13,123
[1]	Hammerson plc	29,123,780	13,017
	Sirius Real Estate Ltd.	6,783,731	13,014
	Sanne Group plc	1,049,901	13,004
	Genuit Group plc	1,620,282	12,948
	Marshalls plc	1,372,843	12,933
*,2	Network International Holdings plc	3,238,013	12,834
	Plus500 Ltd.	685,714	12,649
	Ashmore Group plc	3,182,977	12,575
*	Helios Towers plc	5,343,798	12,486
[2]	Airtel Africa plc	6,927,592	12,480
	Liontrust Asset Management plc	411,031	12,269
	Lancashire Holdings Ltd.	1,696,289	12,202
*,2	Deliveroo plc Class A	4,262,586	12,168
*	John Wood Group plc	4,660,044	12,108
*,2	Trainline plc	3,202,881	12,083
	IP Group plc	7,091,413	11,999
	Micro Focus International plc	2,089,877	11,834
*	Mediclinic International plc	2,728,391	11,810
*,2	Bridgepoint Group plc (Registered)	1,749,099	11,773
	Capital & Counties Properties plc	5,112,938	11,680
	TP ICAP Group plc	5,497,854	11,440
*	Auction Technology Group plc	550,916	11,415
	Rathbones Group plc	420,003	11,385
	Currys plc	7,017,173	10,909
	Bytes Technology Group plc (XLON)	1,412,017	10,898
	Jupiter Fund Management plc	3,100,759	10,752
	Moneysupermarket.com Group plc	3,605,822	10,519
	AJ Bell plc	2,031,062	10,465
	Redde Northgate plc	1,732,739	10,304
	FDM Group Holdings plc	596,057	10,288
	Workspace Group plc	929,505	10,214
	Kainos Group plc	391,844	10,199
	Brewin Dolphin Holdings plc	2,026,417	10,163
*,2	Trustpilot Group plc	2,243,158	9,932
	Essentra plc	2,076,188	9,724
	Morgan Advanced Materials plc	1,989,458	9,709
	Morgan Sindall Group plc	280,900	9,641
*	Energean plc	827,955	9,613
	Telecom Plus plc	438,802	9,437

52

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Coats Group plc	10,031,331	9,404
	Euromoney Institutional Investor plc	741,195	9,345
	Centamin plc	7,522,821	9,109
	Vesuvius plc	1,482,180	9,084
	Clarkson plc	172,155	9,031
[1]	Rhi Magnesita NV	198,954	8,882
	Crest Nicholson Holdings plc	1,739,412	8,793
*	Moonpig Group plc	1,729,206	8,785
	Capricorn Energy plc	3,393,323	8,758
*,1,2	Aston Martin Lagonda Global Holdings plc	472,484	8,709
*	Provident Financial plc	1,769,678	8,629
	Ninety One plc	2,278,346	8,601
*	C&C Group plc	2,719,892	8,594
	Mitie Group plc	9,772,060	8,546
	Ferrexpo plc	2,040,744	8,306
*	Darktrace plc	1,459,692	8,300
*	Just Group plc	7,193,600	8,144
	Chemring Group plc	1,956,633	7,959
*	Babcock International Group plc	1,784,769	7,730
	888 Holdings plc	1,874,013	7,690
*	J D Wetherspoon plc	586,317	7,622
[2]	Ibstock plc	2,742,519	7,607
[2]	Biffa plc	1,561,357	7,559
	Premier Foods plc	4,913,389	7,464
*	Firstgroup plc	5,219,349	7,289
*	Elementis plc	4,022,315	7,234
	XP Power Ltd.	104,973	7,234
*	Oxford Biomedica plc	424,715	7,159
[2]	TI Fluid Systems plc Class B	2,001,917	7,000
	Hilton Food Group plc	444,912	6,860
*,2	Spire Healthcare Group plc	1,964,410	6,638
*	Restaurant Group plc	5,132,211	6,597
	Keller Group plc	493,445	6,570
	Halfords Group plc	1,394,590	6,528
	NCC Group plc	2,026,251	6,434
*,1	Greencore Group plc	3,622,581	6,377
*	Tullow Oil plc	9,818,142	6,201
*	Mitchells & Butlers plc	1,773,554	6,160
	Bank of Georgia Group plc	262,017	5,942
*	Capita plc	11,800,895	5,839
*	Senior plc	2,918,634	5,837
	Wickes Group plc	1,756,411	5,591
	TBC Bank Group plc	241,965	5,419
	Picton Property Income Ltd.	3,835,819	5,307
	UK Commercial Property REIT Ltd.	5,132,364	5,200
	BMO Commercial Property Trust Ltd.	3,638,255	5,183
*,1	Petropavlovsk plc	19,599,900	5,150
[2]	Vivo Energy plc	2,690,665	4,814
*	Marston's plc	4,403,348	4,643
*	PureTech Health plc	1,108,180	4,343
	Helical plc	703,236	4,341
		Shares	Market Value• ($000)
	AG Barr plc	576,656	4,058
*,1	Alphawave IP Group plc	1,445,374	3,961
	Hochschild Mining plc	2,176,716	3,850
	PZ Cussons plc	1,292,021	3,625
*	Petrofac Ltd. (XLON)	2,263,768	3,542
*	Stagecoach Group plc	2,829,169	3,435
	Devro plc	1,176,110	3,283
	CLS Holdings plc	1,076,782	3,190
*	SIG plc	4,935,095	3,180
[2]	ContourGlobal plc	1,197,196	3,123
*,1	Cineworld Group plc	6,972,484	3,041
	Avon Protection plc	197,134	3,013
*	Rank Group plc	1,414,126	2,999
*	AO World plc	1,957,464	2,915
*	TUI AG (XETR)	915,028	2,802
[2]	CMC Markets plc	760,111	2,716
*	Go-Ahead Group plc	299,226	2,707
	Hunting plc	992,085	2,279
[2]	Bakkavor Group plc	1,054,473	1,801
[2]	Alfa Financial Software Holdings plc	683,419	1,746
*,1,2	Funding Circle Holdings plc	1,058,633	1,609
	Micro Focus International plc ADR	214,331	1,194
	Smurfit Kappa Group plc (XDUB)	17,019	938
*,2,3	Finablr plc	1,120,022	167
*,1,3	Intu Properties plc	5,470,032	—
*,3	NMC Health plc	510,606	—
*,3	Carillion plc	2,500,529	—
			21,644,723
Total Common Stocks (Cost $127,204,929)			165,588,507

53

Developed Markets Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 0.090% (Cost $3,333,968)	33,346,561	3,334,323
Total Investments (101.1%) (Cost $130,538,897)			168,922,830
Other Assets and Liabilities—Net (-1.1%)			(1,916,246)
Net Assets (100%)			167,006,584
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,308,807,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $3,766,849,000, representing 2.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,488,074,000 was received for securities on loan, of which $2,451,167,000 is held in Vanguard Market Liquidity Fund and $36,907,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	600	142,755	522
Euro Stoxx 50 Index	March 2022	9,890	482,762	12,643
FTSE 100 Index	March 2022	2,578	255,568	4,036
S&P ASX 200 Index	March 2022	1,364	182,275	1,656
S&P TSX 60 Index	March 2022	558	113,007	1,748
Topix Index	March 2022	1,966	340,457	3,865
				24,470

54

Developed Markets Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	3/16/22	AUD	271,256	USD	192,920	4,471	—
HSBC Bank plc	3/16/22	CAD	213,476	USD	168,075	659	—
Toronto-Dominion Bank	3/16/22	EUR	266,134	USD	300,301	3,169	—
Morgan Stanley Capital Services Inc.	3/16/22	EUR	258,034	USD	290,701	3,534	—
JPMorgan Chase Bank, N.A.	3/16/22	EUR	100,626	USD	114,112	631	—
Toronto-Dominion Bank	3/16/22	GBP	206,229	USD	272,680	6,367	—
Royal Bank of Canada	3/16/22	GBP	12,572	USD	16,884	127	—
Royal Bank of Canada	3/16/22	JPY	31,018,831	USD	272,845	—	(3,009)
Toronto-Dominion Bank	3/16/22	JPY	1,973,000	USD	17,212	—	(49)
Barclays Bank plc	3/16/22	JPY	1,134,970	USD	9,900	—	(27)
Morgan Stanley Capital Services Inc.	3/16/22	JPY	1,120,000	USD	9,770	—	(27)
Toronto-Dominion Bank	3/16/22	USD	21,537	AUD	30,215	—	(451)
State Street Bank & Trust Co.	3/16/22	USD	95,887	CAD	123,598	—	(1,807)
Bank of America, N.A.	3/16/22	USD	198,444	CHF	182,952	—	(2,738)
Bank of America, N.A.	3/16/22	USD	12,344	DKK	81,202	—	(107)
Toronto-Dominion Bank	3/16/22	USD	162,784	EUR	144,354	—	(1,822)
Royal Bank of Canada	3/16/22	USD	162,643	EUR	144,354	—	(1,963)
State Street Bank & Trust Co.	3/16/22	USD	127,831	GBP	96,521	—	(2,771)
Bank of America, N.A.	3/16/22	USD	24,019	JPY	2,728,929	280	—
Bank of America, N.A.	3/16/22	USD	1,138	SEK	10,330	—	(6)
						19,238	(14,777)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At December 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,984,000 and cash of $8,440,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Developed Markets Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $127,204,929)	165,588,507
Affiliated Issuers (Cost $3,333,968)	3,334,323
Total Investments in Securities	168,922,830
Investment in Vanguard	5,234
Cash	36,907
Cash Collateral Pledged—Futures Contracts	95,902
Cash Collateral Pledged—Forward Currency Contracts	7,210
Foreign Currency, at Value (Cost $84,520)	85,127
Receivables for Investment Securities Sold	132,417
Receivables for Accrued Income	431,315
Receivables for Capital Shares Issued	65,596
Unrealized Appreciation—Forward Currency Contracts	19,238
Total Assets	169,801,776
Liabilities
Due to Custodian	98,400
Payables for Investment Securities Purchased	37,641
Collateral for Securities on Loan	2,488,074
Payables for Capital Shares Redeemed	148,707
Payables to Vanguard	3,744
Variation Margin Payable—Futures Contracts	3,849
Unrealized Depreciation—Forward Currency Contracts	14,777
Total Liabilities	2,795,192
Net Assets	167,006,584
56

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	133,554,693
Total Distributable Earnings (Loss)	33,451,891
Net Assets	167,006,584

Investor Shares—Net Assets
Applicable to 2,880,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,675
Net Asset Value Per Share—Investor Shares	$12.73

ETF Shares—Net Assets
Applicable to 2,153,005,077 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	110,103,125
Net Asset Value Per Share—ETF Shares	$51.14

Admiral Shares—Net Assets
Applicable to 1,507,350,677 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,782,290
Net Asset Value Per Share—Admiral Shares	$16.44

Institutional Shares—Net Assets
Applicable to 924,393,560 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,218,616
Net Asset Value Per Share—Institutional Shares	$16.46

Institutional Plus Shares—Net Assets
Applicable to 655,426,574 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,865,878
Net Asset Value Per Share—Institutional Plus Shares	$25.73

See accompanying Notes, which are an integral part of the Financial Statements.
57

Developed Markets Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	4,237,067
Interest[2]	860
Securities Lending—Net	37,602
Total Income	4,275,529
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,430
Management and Administrative—Investor Shares	71
Management and Administrative—ETF Shares	39,454
Management and Administrative—Admiral Shares	13,792
Management and Administrative—Institutional Shares	6,057
Management and Administrative—Institutional Plus Shares	5,314
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	2,647
Marketing and Distribution—Admiral Shares	981
Marketing and Distribution—Institutional Shares	497
Marketing and Distribution—Institutional Plus Shares	254
Custodian Fees	4,650
Auditing Fees	63
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	2,253
Shareholders’ Reports—Admiral Shares	322
Shareholders’ Reports—Institutional Shares	109
Shareholders’ Reports—Institutional Plus Shares	105
Trustees’ Fees and Expenses	43
Total Expenses	81,047
Net Investment Income	4,194,482
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	531,971
Futures Contracts	276,855
Forward Currency Contracts	(59,906)
Foreign Currencies	(22,487)
Realized Net Gain (Loss)	726,433
58

Developed Markets Index Fund
Statement of Operations (continued)
Year Ended December 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	11,328,047
Futures Contracts	14,015
Forward Currency Contracts	(34,634)
Foreign Currencies	(14,242)
Change in Unrealized Appreciation (Depreciation)	11,293,186
Net Increase (Decrease) in Net Assets Resulting from Operations	16,214,101
1	Dividends are net of foreign withholding taxes of $398,749,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $830,000, ($158,000), $20,000, and ($236,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,103,312,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Developed Markets Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,194,482	2,849,838
Realized Net Gain (Loss)	726,433	217,803
Change in Unrealized Appreciation (Depreciation)	11,293,186	9,327,582
Net Increase (Decrease) in Net Assets Resulting from Operations	16,214,101	12,395,223
Distributions
Investor Shares	(1,404)	(1,037)
ETF Shares	(3,293,465)	(1,769,743)
Admiral Shares	(750,682)	(431,441)
Institutional Shares	(476,451)	(284,063)
Institutional Plus Shares	(528,259)	(317,398)
Total Distributions	(5,050,261)	(2,803,682)
Capital Share Transactions
Investor Shares	(16,666)	(13,254)
ETF Shares	15,456,013	3,023,570
Admiral Shares	1,864,044	(355,665)
Institutional Shares	47,662	474,063
Institutional Plus Shares	106,182	470,744
Net Increase (Decrease) from Capital Share Transactions	17,457,235	3,599,458
Total Increase (Decrease)	28,621,075	13,190,999
Net Assets
Beginning of Period	138,385,509	125,194,510
End of Period	167,006,584	138,385,509

See accompanying Notes, which are an integral part of the Financial Statements.
60

Developed Markets Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.79	$10.95	$9.26	$11.16	$9.09
Investment Operations
Net Investment Income[1]	.331	.235	.361	.312	.284
Net Realized and Unrealized Gain (Loss) on Investments	.996	.834	1.651	(1.914)	2.086
Total from Investment Operations	1.327	1.069	2.012	(1.602)	2.370
Distributions
Dividends from Net Investment Income	(.387)	(.229)	(.322)	(.298)	(.300)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.387)	(.229)	(.322)	(.298)	(.300)
Net Asset Value, End of Period	$12.73	$11.79	$10.95	$9.26	$11.16
Total Return[2]	11.35%	10.11%	21.96%	-14.56%	26.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37	$49	$59	$731	$950
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.34%	3.56%	2.89%	2.71%
Portfolio Turnover Rate[3]	3%	3%	2%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
61

Developed Markets Index Fund
Financial Highlights
FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$47.36	$43.98	$37.20	$44.83	$36.51
Investment Operations
Net Investment Income[1]	1.370	.982	1.289	1.291	1.166
Net Realized and Unrealized Gain (Loss) on Investments	4.024	3.363	6.831	(7.677)	8.397
Total from Investment Operations	5.394	4.345	8.120	(6.386)	9.563
Distributions
Dividends from Net Investment Income	(1.614)	(.965)	(1.340)	(1.244)	(1.243)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.614)	(.965)	(1.340)	(1.244)	(1.243)
Net Asset Value, End of Period	$51.14	$47.36	$43.98	$37.20	$44.83
Total Return	11.49%	10.29%	22.08%	-14.47%	26.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110,103	$87,578	$78,752	$65,139	$68,406
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.69%	2.43%	3.13%	3.00%	2.81%
Portfolio Turnover Rate[2]	3%	3%	2%	3%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
62

Developed Markets Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.23	$14.14	$11.96	$14.41	$11.74
Investment Operations
Net Investment Income[1]	.438	.313	.410	.412	.375
Net Realized and Unrealized Gain (Loss) on Investments	1.287	1.085	2.198	(2.464)	2.695
Total from Investment Operations	1.725	1.398	2.608	(2.052)	3.070
Distributions
Dividends from Net Investment Income	(.515)	(.308)	(.428)	(.398)	(.400)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.515)	(.308)	(.428)	(.398)	(.400)
Net Asset Value, End of Period	$16.44	$15.23	$14.14	$11.96	$14.41
Total Return[2]	11.43%	10.26%	22.05%	-14.46%	26.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,782	$21,207	$20,143	$15,209	$15,180
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.41%	3.10%	2.98%	2.81%
Portfolio Turnover Rate[3]	3%	3%	2%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
63

Developed Markets Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.25	$14.16	$11.97	$14.43	$11.75
Investment Operations
Net Investment Income[1]	.442	.315	.417	.416	.379
Net Realized and Unrealized Gain (Loss) on Investments	1.287	1.086	2.205	(2.475)	2.701
Total from Investment Operations	1.729	1.401	2.622	(2.059)	3.080
Distributions
Dividends from Net Investment Income	(.519)	(.311)	(.432)	(.401)	(.400)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.519)	(.311)	(.432)	(.401)	(.400)
Net Asset Value, End of Period	$16.46	$15.25	$14.16	$11.97	$14.43
Total Return	11.44%	10.27%	22.14%	-14.49%	26.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,219	$14,020	$12,449	$10,361	$11,998
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.70%	2.42%	3.15%	3.00%	2.82%
Portfolio Turnover Rate[2]	3%	3%	2%	3%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
64

Developed Markets Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.83	$22.13	$18.72	$22.56	$18.37
Investment Operations
Net Investment Income[1]	.693	.495	.647	.643	.597
Net Realized and Unrealized Gain (Loss) on Investments	2.022	1.693	3.439	(3.855)	4.223
Total from Investment Operations	2.715	2.188	4.086	(3.212)	4.820
Distributions
Dividends from Net Investment Income	(.815)	(.488)	(.676)	(.628)	(.630)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.815)	(.488)	(.676)	(.628)	(.630)
Net Asset Value, End of Period	$25.73	$23.83	$22.13	$18.72	$22.56
Total Return	11.49%	10.27%	22.07%	-14.45%	26.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,866	$15,531	$13,790	$9,265	$10,102
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.43%	3.12%	3.01%	2.83%
Portfolio Turnover Rate[2]	3%	3%	2%	3%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
65

Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of
66

Developed Markets Index Fund
stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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During the year ended December 31, 2021, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
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Developed Markets Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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Developed Markets Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $5,234,000, representing less than 0.01% of the fund’s net assets and 2.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,721,535	149,787,629	79,343	165,588,507
Temporary Cash Investments	3,334,323	—	—	3,334,323
Total	19,055,858	149,787,629	79,343	168,922,830
Derivative Financial Instruments
Assets
Futures Contracts[1]	24,470	—	—	24,470
Forward Currency Contracts	—	19,238	—	19,238
Total	24,470	19,238	—	43,708
Liabilities
Forward Currency Contracts	—	14,777	—	14,777
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Developed Markets Index Fund
D.	At December 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	24,470	—	24,470
Unrealized Appreciation—Forward Currency Contracts	—	19,238	19,238
Total Assets	24,470	19,238	43,708

Unrealized Depreciation—Forward Currency Contracts	—	14,777	14,777
Total Liabilities	—	14,777	14,777
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	276,855	—	276,855
Forward Currency Contracts	—	(59,906)	(59,906)
Realized Net Gain (Loss) on Derivatives	276,855	(59,906)	216,949
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	14,015	—	14,015
Forward Currency Contracts	—	(34,634)	(34,634)
Change in Unrealized Appreciation (Depreciation) on Derivatives	14,015	(34,634)	(20,619)
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,081,677
Total Distributable Earnings (Loss)	(1,081,677)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains
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Developed Markets Index Fund
from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	75,980
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,577,062)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	36,952,973
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	5,050,261	2,803,682
Long-Term Capital Gains	—	—
Total	5,050,261	2,803,682
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	131,982,062
Gross Unrealized Appreciation	51,711,005
Gross Unrealized Depreciation	(14,763,075)
Net Unrealized Appreciation (Depreciation)	36,947,930
F.	During the year ended December 31, 2021, the fund purchased $23,874,328,000 of investment securities and sold $6,725,083,000 of investment securities, other than temporary cash investments. Purchases and sales include $12,353,721,000 and $1,968,896,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
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Developed Markets Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,102	645	8,465	868
Issued in Lieu of Cash Distributions	1,404	112	1,037	103
Redeemed	(26,172)	(2,048)	(22,756)	(2,213)
Net Increase (Decrease)—Investor Shares	(16,666)	(1,291)	(13,254)	(1,242)
ETF Shares
Issued	15,456,013	303,914	5,546,171	128,480
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(2,522,601)	(70,000)
Net Increase (Decrease)—ETF Shares	15,456,013	303,914	3,023,570	58,480
Admiral Shares
Issued	5,398,666	330,877	5,693,782	462,836
Issued in Lieu of Cash Distributions	592,710	36,704	338,012	25,835
Redeemed	(4,127,332)	(252,978)	(6,387,459)	(520,543)
Net Increase (Decrease)—Admiral Shares	1,864,044	114,603	(355,665)	(31,872)
Institutional Shares
Issued	3,635,178	223,000	3,233,752	253,662
Issued in Lieu of Cash Distributions	436,044	26,962	257,784	19,654
Redeemed	(4,023,560)	(245,046)	(3,017,473)	(233,104)
Net Increase (Decrease)—Institutional Shares	47,662	4,916	474,063	40,212
Institutional Plus Shares
Issued	4,068,197	157,723	2,646,526	131,406
Issued in Lieu of Cash Distributions	498,151	19,715	301,006	14,700
Redeemed	(4,460,166)	(173,701)	(2,476,788)	(117,555)
Net Increase (Decrease)—Institutional Plus Shares	106,182	3,737	470,744	28,551
H.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Special 2021 tax information (unaudited) for Vanguard Developed Markets Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $3,628,613,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $4,621,918,000 and foreign taxes paid of $321,261,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.
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London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

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Vanguard Marketing Corporation, Distributor.
Q1270 022022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2021: $155,000
Fiscal Year Ended December 31, 2020: $154,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2021: $11,244,694
Fiscal Year Ended December 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2021: $2,955,181
Fiscal Year Ended December 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended December 31, 2021: $2,047,574
Fiscal Year Ended December 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended December 31, 2021: $280,000
Fiscal Year Ended December 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2021: $2,327,574
Fiscal Year Ended December 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN CHIEF FINANCIAL OFFICER

Date: February 18, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.